UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-607-2200

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	January 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 96.9%
Banks — 8.9%
336,775	BNP Paribas SA - ADR	$13,090,444
1,030,965	China Construction Bank Corp.- ADR	14,103,601
247,990	Citigroup, Inc.	11,762,166
160,000	DBS Group Holdings Ltd. - ADR	8,182,399
1,130,460	KeyCorp.	14,424,670
220,250	Morgan Stanley	6,499,578
531,650	Skandinaviska Enskilda Banken AB - ADR(b)	6,938,033
		75,000,891
Consumer Discretionary — 14.2%
708,910	Bridgestone Corp. - ADR	12,802,915
240,190	Daihatsu Motor Co. Ltd. - ADR	7,443,488
322,810	Dollar General Corp.(b)	18,180,659
221,960	L Brands, Inc.	11,621,826
373,070	Macy’s, Inc.	19,847,324
552,330	Nikon Corp. Plc - ADR	9,466,936
266,710	Swatch Group AG (The) - ADR	7,971,962
236,085	Target Corp.	13,371,854
73,475	Viacom, Inc. - Class B	6,032,298
267,725	Volkswagen AG - ADR	13,600,430
		120,339,692
Consumer Staples — 9.4%
151,040	CVS Caremark Corp.	10,228,429
229,605	Imperial Tobacco Group Plc - ADR	16,871,375
805,230	J Sainsbury Plc - ADR	18,375,349
187,560	Lorillard, Inc.	9,231,703
529,940	Svenska Cellulosa AB SCA - ADR	15,124,488
177,225	Walgreen Co.	10,163,854
		79,995,198
Energy — 7.7%
211,970	China Petroleum & Chemical Corp. - ADR	16,709,595
180,340	ConocoPhillips	11,713,083
224,005	ENI SpA - ADR	10,169,827
235,415	Marathon Oil Corp.	7,719,258
213,955	Total SA - ADR	12,231,807
130,800	Valero Energy Corp.	6,683,879
		65,227,449
Health Care — 14.5%
286,355	Aetna, Inc.	19,566,637
535,100	Mylan, Inc.(b)	24,298,891
712,395	Pfizer, Inc.	21,656,808
354,310	Sanofi - ADR	17,325,759
193,435	Thermo Fisher Scientific, Inc.	22,272,106
183,625	Zimmer Holdings, Inc.	17,255,241
		122,375,442
Shares		Value
Industrials — 9.6%
49,900	Cummins, Inc.	$6,336,301
100,975	Illinois Tool Works, Inc.	7,963,898
833,030	Itochu Corp. - ADR	20,300,941
208,915	Nielsen Holdings NV	8,835,015
104,970	Union Pacific Corp.	18,289,973
1,106,370	Weir Group Plc (The) - ADR	19,195,520
		80,921,648
Information Technology — 11.0%
45,620	Apple, Inc.	22,837,372
340,695	Avago Technologies Ltd.	18,615,575
170,350	Hitachi Ltd. - ADR	13,057,328
95,310	International Business Machines Corp.	16,839,371
287,565	Qualcomm, Inc.	21,343,074
		92,692,720
Insurance — 7.7%
125,690	ACE Ltd.	11,790,979
397,165	Allianz SE - ADR	6,616,769
241,040	American International Group, Inc.	11,560,278
882,660	Muenchener Rueckversi-cherungs AG - ADR	18,271,062
2,102,585	RSA Insurance Group Plc - ADR	16,932,117
		65,171,205
Materials — 1.6%
1,052,990	Sumitomo Metal Mining Co. Ltd. - ADR	13,773,109
Real Estate — 1.2%
725,935	Wharf Holdings Ltd. - ADR	9,939,502
Telecommunication Services — 7.2%
240,560	CenturyLink, Inc.	6,942,562
359,025	China Telecom Corp. Ltd. - ADR	16,393,082
928,189	KDDI Corp. - ADR	12,809,008
2,684,935	Tele2 AB - ADR	14,874,540
383,660	Tim Participacoes SA - ADR	9,986,670
		61,005,862
Utilities — 3.9%
523,075	American Water Works Co., Inc.	22,267,303
529,505	Tokyo Gas Co. Ltd. - ADR	10,515,969
		32,783,272
Total Common Stocks (Cost $748,389,822)		819,225,990

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.2%
27,284,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	$27,284,500
Total Investment Company (Cost $27,284,500)		27,284,500
TOTAL INVESTMENTS — 100.1% (Cost $775,674,322)(a)		846,510,490

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(426,114)
NET ASSETS — 100.0%		$846,084,376

(a)	Cost for federal income tax purposes is $775,707,874 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$99,498,024
Unrealized depreciation	(28,695,408)
Net unrealized appreciation	$70,802,616

(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2014.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	8.9%
Consumer Discretionary	14.2%
Consumer Staples	9.4%
Energy	7.7%
Health Care.	14.5%
Industrials	9.6%
Information Technology	11.0%
Insurance	7.7%
Materials	1.6%
Real Estate	1.2%
Telecommunication Services	7.2%
Utilities	3.9%
Other*	3.1%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 89.0%
ARGENTINA — 0.5%
534,525	MercadoLibre, Inc.	$51,576,317
BELGIUM — 0.4%
515,000	UCB SA(e)	36,458,763
BRAZIL — 1.4%
1,063,000	Cielo SA	28,296,745
7,954,652	Itau Unibanco Holding SA - ADR	97,364,940
2,969,925	Raia Drogasil SA(e)	17,881,699
		143,543,384
CANADA — 0.3%
1,732,300	Barrick Gold Corp.	33,378,369
CHINA — 1.3%
30,790,000	Anton Oilfield Services Group	19,670,574
727,000	Baidu, Inc. - ADR(b)	113,775,500
		133,446,074
DENMARK — 0.9%
2,430,000	Novo Nordisk A/S - Class B	96,191,526
FINLAND — 2.0%
1,122,000	Kone Oyj - Class B	45,700,182
3,470,000	Sampo Oyj - A Shares(e)	161,226,650
		206,926,832
FRANCE — 1.1%
456,499	Renault SA	39,871,704
2,569,368	Vivendi SA	69,098,655
		108,970,359
GERMANY — 3.0%
1,266,000	Bayerische Motoren Werke AG	137,997,330
1,861,000	Deutsche Boerse AG(e)	143,292,859
210,856	Siemens AG	26,720,655
		308,010,844
INDIA — 1.7%
3,100,000	Asian Paints Ltd.(e)	23,338,441
4,424,000	Housing Development Finance Corp.(e)	57,083,757
10,862,000	ITC Ltd.(e)	56,360,006
835,481	Jubilant Foodworks Ltd.(b)(e)	14,291,386
6,451,000	Titan Co. Ltd.(e)	22,810,934
		173,884,524
ITALY — 1.3%
1,806,900	ENI SpA	41,063,140
5,437,391	Fiat SpA(b)	54,230,908
4,617,000	Prada SpA(e)	33,867,198
		129,161,246
JAPAN — 4.8%
655,000	East Japan Railway Co.	48,927,865
4,135,000	Hitachi Ltd.	32,053,636
731,700	Japan Airlines Co. Ltd.	36,953,822
Shares		Value
JAPAN (continued)
3,174,000	KDDI Corp.	$177,230,792
10,791,700	Mitsubishi UFJ Financial Group, Inc.	65,804,337
313,300	Nintendo Co. Ltd.	37,257,463
1,062,400	Nippon Telegraph & Telephone Corp.	57,825,256
451,000	Ono Pharmaceutical Co. Ltd.	39,418,910
		495,472,081
NETHERLANDS — 3.3%
962,000	ASML Holding NV	81,414,060
2,878,072	ING Groep NV(b)	38,195,736
381,000	Koninklijke Vopak NV	20,955,128
9,467,518	Reed Elsevier NV(e)	195,236,834
		335,801,758
RUSSIA — 0.4%
745,673	Lukoil OAO - ADR	42,391,510
SINGAPORE — 1.0%
1,773,000	Jardine Cycle & Carriage Ltd.(e)	48,603,877
14,326,000	Sembcorp Industries Ltd.(e)	58,908,557
		107,512,434
SOUTH AFRICA — 0.9%
957,000	Naspers Ltd. - Class N	97,811,834
SOUTH KOREA — 1.3%
25,742	Samsung Electronics Co. Ltd.	30,784,099
119,640	Samsung Electronics Co. Ltd. Preference Shares(e)	106,746,578
		137,530,677
SWITZERLAND — 3.4%
2,663,000	Nestle SA	193,266,862
421,800	Roche Holding AG	115,981,625
20,400	SGS SA	46,193,349
		355,441,836
TAIWAN — 0.2%
834,000	Ginko International Co. Ltd.(e)	15,442,660
THAILAND — 0.8%
3,702,000	Airports of Thailand Public Co. Ltd.(e)	19,233,353
54,126,000	CP ALL Public Co. Ltd.(e)	64,357,634
		83,590,987
UNITED KINGDOM — 7.7%
5,781,000	ARM Holdings Plc	88,856,604
4,148,718	BP Plc	32,599,951
8,466,950	British Sky Broadcasting Group Plc(e)	121,928,781
3,611,000	Petrofac Ltd.(e)	68,562,178
1,174,665	Rio Tinto Plc	62,632,978
5,368,828	Rolls-Royce Holdings Plc	104,762,376
12,200,000	Royal Mail Plc(b)	119,932,295
9,969,174	Tesco Plc	52,499,968

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
2,614,966	Wolseley Plc(e)	$141,084,647
		792,859,778
UNITED STATES — 51.3%
517,300	Allergan, Inc.	59,282,580
1,290,462	Altria Group, Inc.	45,450,072
250,000	Amazon.com, Inc.(b)	89,672,500
655,419	Apache Corp.	52,603,929
420,495	Apple, Inc.	210,499,797
2,308,473	Applied Materials, Inc.	38,828,516
113,520	AutoZone, Inc.(b)	56,199,211
1,442,257	Bank of New York Mellon Corp. (The)	46,094,534
1,365,000	Becton Dickinson & Co.	147,583,800
711,777	Bed Bath & Beyond, Inc.(b)	45,446,961
270,000	Biogen Idec, Inc.(b)	84,412,800
938,000	BioMarin Pharmaceutical, Inc.(b)	64,609,440
1,615,600	Broadcom Corp. - Class A	48,080,256
981,000	Cerner Corp.(b)	55,809,090
3,535,000	Charles Schwab Corp. (The)	87,738,700
1,533,000	Chesapeake Energy Corp.	41,253,030
1,479,700	Cisco Systems, Inc.	32,420,227
1,080,400	Citigroup, Inc.	51,243,372
876,130	Coach, Inc.	41,957,866
4,973,200	Coca-Cola Co. (The)	188,086,424
2,541,000	Colgate-Palmolive Co.	155,585,430
2,517,200	Covidien Plc	171,773,728
829,850	DIRECTV(b)	57,616,486
892,000	Dr Pepper Snapple Group, Inc.	42,708,960
2,207,793	EMC Corp.	53,516,902
1,952,000	Facebook, Inc. - Class A(b)	122,136,640
665,000	FMC Technologies, Inc.(b)	32,877,600
2,881,500	Franklin Resources, Inc.	149,866,815
1,680,100	General Electric Co.	42,220,913
1,058,800	General Motors Co.(b)	38,201,504
960,800	Gilead Sciences, Inc.(b)	77,488,520
79,000	Google, Inc. - Class A(b)	93,296,630
4,177,000	Hewlett-Packard Co.	121,133,000
310,500	International Business Machines Corp.	54,859,140
112,000	Intuitive Surgical, Inc.(b)	45,648,960
835,698	JPMorgan Chase & Co.	46,264,241
251,549	Kansas City Southern	26,561,059
471,100	Kellogg Co.	27,314,378
865,667	Kohl’s Corp.	43,828,720
1,980,000	Kraft Foods Group, Inc.	103,653,000
967,000	Las Vegas Sands Corp.	73,994,840
945,000	Lockheed Martin Corp.	142,609,950
1,401,500	Mastercard, Inc. - Class A	106,065,520
1,177,600	Merck & Co., Inc.	62,377,472
1,364,900	Microsoft Corp.	51,661,465
994,200	Molson Coors Brewing Co. - Class B	52,334,688
753,000	Monsanto Co.	80,232,150
530,000	National Oilwell Varco, Inc.	39,755,300
Shares		Value
UNITED STATES (continued)
740,000	NIKE, Inc. - Class B	$53,909,000
2,217,763	Occidental Petroleum Corp.	194,209,506
1,687,520	Oracle Corp.	62,269,488
690,383	PNC Financial Services Group, Inc. (The)	55,147,794
44,600	Priceline.com, Inc.(b)	51,062,094
490,700	Raytheon Co.	46,650,849
166,000	Regeneron Pharmaceuticals, Inc.(b)	47,905,940
2,324,300	Schlumberger Ltd.	203,538,951
1,928,000	Symantec Corp.	41,278,480
506,385	T Rowe Price Group, Inc.	39,720,839
2,616,700	Texas Instruments, Inc.	110,948,080
922,900	Union Pacific Corp.	160,806,096
3,720,000	US Bancorp.	147,795,600
509,000	Visa, Inc. - Class A	109,653,870
651,055	Wal-Mart Stores, Inc.	48,620,787
3,681,000	Wells Fargo & Co.	166,896,540
580,000	Workday, Inc. - Class A(b)	51,933,200
460,000	WW Grainger, Inc.	107,860,800
		5,303,065,030
Total Common Stocks (Cost $7,938,369,313)		9,188,468,823
EXCHANGE TRADED FUNDS — 6.7%
539,000	iShares Core S&P 500 Index Fund	96,534,900
23,400,000	iShares MSCI Japan Index Fund	265,122,000
4,435,000	Vanguard FTSE Europe Index	248,847,850
1,750,000	WisdomTree Japan Hedged Equity Fund	81,567,500
Total Exchange Traded Funds (Cost $706,425,649)		692,072,250

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 2.8%

Federal Farm Credit Bank — 0.3%
$30,000,000	0.01%, 02/03/14(c)	30,000,000
Federal Home Loan Bank — 2.5%
28,500,000	0.01%, 02/07/14(c)	28,499,938
30,500,000	0.02%, 02/18/14(c)	30,499,746
28,000,000	0.03%, 02/20/14(c)	27,999,273
25,000,000	0.03%, 02/24/14(c)	24,999,563
17,000,000	0.07%, 03/17/14(c)	16,999,607
12,000,000	0.10%, 03/28/14(c)	11,998,233
8,000,000	0.10%, 03/28/14(c)	7,998,822
50,000,000	0.05%, 04/14/14(c)	49,996,100
25,000,000	0.06%, 04/23/14(c)	24,997,800
3,000,000	0.09%, 04/23/14(c)	2,999,736

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$9,000,000	0.09%, 04/26/14(c)	$8,999,154
20,000,000	0.11%, 05/09/14(c)	19,994,458

Total U.S. Government Agencies (Cost $285,978,114)		285,982,430
U.S. GOVERNMENT SECURITIES — 0.5%
U.S. Treasury Bills — 0.5%
50,000,000	0.04%, 02/13/14(c)	49,999,507
Total U.S. Government Securities (Cost $49,999,507)		49,999,507

Shares
INVESTMENT COMPANY — 2.3%
242,496,000	Federated Government
	Obligations Fund 0.02%(d)	242,496,000
Total Investment Company (Cost $242,496,000)		242,496,000
TOTAL INVESTMENTS — 101.3% (Cost $9,223,268,583)(a)		10,459,019,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(129,401,214)
NET ASSETS — 100.0%		$10,329,617,796

(a)	Cost for federal income tax purposes is $9,232,863,546 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,466,238,388
Unrealized depreciation	(240,082,924)
Net unrealized appreciation	$1,226,155,464
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2014.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $830,676,492 or 8.04% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.2%
Consumer Discretionary	14.3%
Consumer Staples	11.2%
Diversified Financials	5.3%
Energy	7.6%
Health Care.	10.9%
Industrials	8.8%
Information Technology	18.3%
Insurance	1.6%
Materials	1.9%
Telecommunication Services	2.9%
Other*	11.0%
100%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	January 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 87.7%
ARGENTINA — 0.0%
83,000	Arcos Dorados Holdings, Inc. - Class A	$735,379
AUSTRALIA — 2.0%
134,164	ABM Resources NL(b)	3,288
18,138	Acrux Ltd.	36,826
154,673	Adelaide Brighton Ltd.	511,669
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	126,250
25,514	AJ Lucas Group Ltd.(b)	26,348
119,863	Alcyone Resources Ltd.(b)	105
54,720	Alkane Resources Ltd.(b)	20,592
179,316	ALS Ltd.	1,247,582
627,971	Alumina Ltd.(b)	700,701
38,166	Amalgamated Holdings Ltd.	270,548
102,022	Amcom Telecommunications Ltd.	177,230
80,617	Ansell Ltd.	1,352,483
68,098	Antares Energy Ltd.(b)(c)	30,692
60,213	APA Group	315,646
36,380	APN News & Media Ltd.(b)	14,964
36,729	Aquila Resources Ltd.(b)	78,109
19,603	ARB Corp. Ltd.	189,226
77,923	Aristocrat Leisure Ltd.	310,284
973,379	Arrium Ltd.	1,324,632
74,907	ASG Group Ltd.(b)	30,811
204,500	Atlas Iron Ltd.	180,758
100,506	Aurora Oil and Gas Ltd.(b)	240,125
154,089	Ausdrill Ltd.	121,366
11,583	Ausenco Ltd.	7,096
28,194	Austal Ltd.(b)	20,973
17,417	Austbrokers Holdings Ltd.	172,088
17,602	Austin Engineering Ltd.	54,686
215,773	Australian Agricultural Co. Ltd.(b)	223,768
859	Australian Education Trust REIT	1,135
256,656	Australian Infrastructure Fund Ltd.	1,572
141,784	Australian Pharmaceutical Industries Ltd.	73,829
79,373	Automotive Holdings Group Ltd.	260,488
45,405	Aveo Group.	84,638
377,764	AWE Ltd.(b)	428,128
113,829	Bank of Queensland Ltd.	1,135,640
26,300	BC Iron Ltd.	118,765
792,736	Beach Energy Ltd.	988,613
4,598	Bell Financial Group Ltd.	2,616
372,904	Bendigo and Adelaide Bank Ltd.	3,785,629
54,421	Bentham IMF Ltd.	85,013
216,785	Billabong International Ltd.(b)	113,832
22,861	Bionomics Ltd.(b)	14,405
2,485	Blackmores Ltd.	47,475
12,890	Blackthorn Resources Ltd.(b)	2,707
Shares		Value
AUSTRALIA (continued)
346,723	BlueScope Steel Ltd.(b)	$1,638,549
93,062	Boom Logistics Ltd.(b)	14,660
481,246	Boral Ltd.	2,000,524
37,280	Bradken Ltd.	163,128
14,720	Breville Group Ltd.	104,861
24,551	Brickworks Ltd.	304,669
17,980	BT Investment Management Ltd.	96,300
53,909	Cabcharge Australia Ltd.	180,694
154,604	Caltex Australia Ltd.	2,614,032
255,734	Cape Lambert Resources Ltd.(b)	25,738
57,614	Cardno Ltd.	322,694
490,458	Carnarvon Petroleum Ltd.(b)	25,753
68,742	carsales.com Ltd.	542,640
129,012	Cash Converters International Ltd.	98,227
9,437	Cedar Woods Properties Ltd.	61,776
178,666	Challenger Ltd.	938,158
3,659,878	Charter Hall Retail REIT(d)	11,466,546
84,396	Coal of Africa Ltd.(b)	8,125
10,618	Cochlear Ltd.	531,801
293,633	Cockatoo Coal Ltd.(b)	8,737
119,759	Coffey International Ltd.(b)	24,630
19,105,479	Commonwealth Property Office Fund REIT	20,565,820
82,958	Cooper Energy Ltd.(b)	34,848
19,597	Credit Corp. Group Ltd.	162,242
136,841	Cromwell Property Group REIT	114,367
88,635	Crowe Horwath Australasia Ltd.	19,780
17,217	CSG Ltd.	14,013
267,735	CSR Ltd. - Placement Shares	684,181
4,990	Cudeco Ltd.(b)	6,376
67,759	Dart Energy Ltd.(b)	8,005
5,580	Data#3 Ltd.	4,371
118,091	David Jones Ltd.	309,009
59,446	Decmil Group Ltd.	101,447
232,983	Deep Yellow Ltd.(b)	4,690
7,518	Devine Ltd.(b)	5,428
60,174	Discovery Metals Ltd.(b)	2,264
10,561	Domino’s Pizza Enterprises Ltd.	150,190
210,033	Downer EDI Ltd.	906,186
58,868	Drillsearch Energy Ltd.(b)	74,444
180,836	DUET Group	330,761
145,014	DuluxGroup Ltd.	678,964
16,365	DWS Ltd.	19,191
22,196	Echo Entertainment Group Ltd.	45,843
224,451	Elders Ltd.(b)	24,554
209,333	Emeco Holdings Ltd.	47,631
52,026	Energy Resources of Australia Ltd.(b)	57,369
131,257	Energy World Corp. Ltd.(b)	41,927
297,730	Envestra Ltd.	297,037
26,509	Eservglobal Ltd.(b)	20,647
104,372	Evolution Mining Ltd.	58,458
1,261,615	Fairfax Media Ltd.	739,749

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
3,195	Fantastic Holdings Ltd.	$5,564
1,065,862	FAR Ltd.(b)	36,379
16,777	Finbar Group Ltd.	23,492
1,776	Fleetwood Corp. Ltd.	4,476
25,840	Flight Centre Travel Group Ltd.	1,073,482
704,466	Focus Minerals Ltd.(b)	6,782
13,085	Forge Group Ltd.	8,188
3,000	G.U.D. Holdings Ltd.	16,462
2,973	G8 Education Ltd.	8,456
873,603	Goodman Fielder Ltd.	519,883
95,093	GrainCorp Ltd. - Class A	632,478
140,887	Grange Resources Ltd.	33,290
81,204	Gujarat NRE Coking Coal Ltd.(b)(c)	5,685
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	191,892
241,775	Harvey Norman Holdings Ltd.	634,769
842,673	Hillgrove Resources Ltd.(b)	64,160
88,475	Hills Ltd.	135,501
267,872	Horizon Oil Ltd.(b)	78,534
123,936	iiNET Ltd.	731,039
78,141	Iluka Resources Ltd.	600,422
146,767	Imdex Ltd.	84,773
808,155	Incitec Pivot Ltd.	2,022,757
65,287	Independence Group NL	188,549
72,251	Infigen Energy(b)	14,859
32,314	International Ferro Metals Ltd.(b)	5,711
89,852	Intrepid Mines Ltd.(b)	22,018
788,936	Invocare Ltd.(d)	7,249,600
119,959	IOOF Holdings Ltd.	924,894
40,185	Iress Ltd.	315,808
12,036	Iron Ore Holdings Ltd.(b)	9,691
35,560	JB Hi-Fi Ltd.	560,167
7,671	Kagara Ltd.(b)(c)(d)	154
312,325	Kangaroo Resources Ltd.(b)	3,280
68,059	Kingsgate Consolidated Ltd.	67,007
24,777	Kingsrose Mining Ltd.(b)	8,240
73,973	Linc Energy Ltd.(b)	77,058
51,812	Lonestar Resources Ltd.(b)	9,522
2,322	Lycopodium Ltd.	9,002
39,814	Lynas Corp. Ltd.(b)	9,930
26,595	M2 Group Ltd.	144,070
19,176	MACA Ltd.	42,794
328,362	Macmahon Holdings Ltd.(b)	38,794
38,335	Macquarie Atlas Roads Group	94,608
1,285	Macquarie Telecom Group Ltd.	9,300
1,388	Magellan Financial Group Ltd.	13,702
12,375	Maverick Drilling & Exploration Ltd.(b)	4,549
9,278	MaxiTRANS Industries Ltd.	10,312
8,611	Mayne Pharma Group Ltd.(b)	5,539
8,072	McMillan Shakespeare Ltd.	83,782
15,035	McPherson’s Ltd.	17,632
42,597	Medusa Mining Ltd.(b)	72,694
27,057	Melbourne IT Ltd.	33,387
Shares		Value
AUSTRALIA (continued)
123,460	Mermaid Marine Australia Ltd.	$316,575
7,630	Mesoblast Ltd.(b)	39,263
265,208	Metcash Ltd.	700,933
90,921	Metgasco Ltd.(b)	7,639
54,693	Mincor Resources NL	27,761
18,871	Mineral Deposits Ltd.(b)	36,828
31,765	Mineral Resources Ltd.	313,575
984,000	MMG Ltd.(b)	202,787
814,973	Monadelphous Group Ltd.	11,397,326
59,782	Mortgage Choice Ltd.	152,246
476,391	Mount Gibson Iron Ltd.	437,760
289,867	Myer Holdings Ltd.	641,804
1,050	MyState Ltd.	4,236
79,446	Navitas Ltd.	470,004
66,974	Neon Energy Ltd.(b)	2,403
128,661	New Hope Corp. Ltd.	394,092
536,185	Nexus Energy Ltd.(b)	27,685
122,821	NIB Holdings Ltd.	271,942
8,474	Nick Scali Ltd.	21,506
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
102,310	Northern Star Resources Ltd.	78,792
164,658	NRW Holdings Ltd.	180,126
105,154	Nufarm Ltd.	357,059
14,318	Oakton Ltd.	19,798
90,769	OceanaGold Corp.(b)	164,627
6,370	Orocobre Ltd.(b)	12,543
4,066	OrotonGroup Ltd.	14,945
121,855	Otto Energy Ltd.(b)	9,811
75,455	OZ Minerals Ltd.	232,442
438,358	Pacific Brands Ltd.	235,932
2,389,954	Pact Group Holdings Ltd.(b)(d)	7,257,750
182,821	Paladin Energy Ltd.(b)	80,798
295,631	PanAust Ltd.	423,010
5,565	Patties Foods Ltd.	6,818
24,629	Peet Ltd.(b)	29,745
7,784	Perpetual Ltd.	320,445
218,586	Perseus Mining Ltd.(b)	73,649
48,159	Platinum Asset Mangement Ltd.	286,174
67,411	Platinum Australia Ltd.(b)(d)	372
114,913	PMP Ltd.(b)	44,249
53,780	Premier Investments Ltd.	359,111
6,047	Prima Biomed Ltd.(b)	265
236,564	Primary Health Care Ltd.	1,026,865
25,653	Prime Media Group Ltd.	22,450
66,807	Programmed Maintenance Services Ltd.	180,076
681,644	Qantas Airways Ltd.(b)	656,196
92,285	Ramelius Resources Ltd.(b)	10,095
26,001	RCR Tomlinson Ltd.	69,857
17,371	REA Group Ltd.	617,971
30,974	Reckon Ltd.	58,551
95,161	Red Fork Energy Ltd.(b)	18,322
8,531	Reece Australia Ltd.	250,033
31,163	Regional Express Holdings Ltd.(b)	24,681

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
80,483	Regis Resources Ltd.	$190,174
9,792	Reject Shop Ltd. (The)	95,978
380,526	Resolute Mining Ltd.(b)	181,495
11,029	Resource Generation Ltd.(b)	1,786
28,345	Retail Food Group Ltd.	104,186
101,020	Ridley Corp. Ltd.	71,168
195,967	Roc Oil Co. Ltd.(b)	78,890
3,400	Ruralco Holdings Ltd.	9,760
73,019	SAI Global Ltd.	239,635
9,571	Salmat Ltd.	17,590
17,384	Sandfire Resources NL(b)	88,391
21,212	Sedgman Ltd.	11,138
39,931	Seek Ltd.	433,676
199,708	Senex Energy Ltd.(b)	115,351
16,377	Servcorp Ltd.	60,626
90,368	Service Stream Ltd.	19,771
56,330	Seven Group Holdings Ltd.	383,533
301,112	Seven West Media Ltd.	577,105
5,819,257	Shopping Centres Australasia Property Group, REIT(d)	7,562,702
142,093	Sigma Pharmaceuticals Ltd.	73,990
15,184	Silex Systems Ltd.(b)	27,507
28,232	Silver Lake Resources Ltd.(b)	15,071
9,054	Sirtex Medical Ltd.	111,723
36,651	Skilled Group Ltd.	91,414
14,279	Slater & Gordon Ltd.	54,984
7,500	SMS Management & Technology Ltd.	26,517
314,798	Southern Cross Media Group Ltd.	432,528
564,987	SP AusNet	613,117
403,253	Spark Infrastructure Group	578,768
10,795	Specialty Fashion Group Ltd.	8,172
334,245	St Barbara Ltd.(b)	92,142
29,533	Starpharma Holdings Ltd.(b)	20,677
150,289	STW Communications Group Ltd.	190,712
22,473	Sundance Energy Australia Ltd.(b)	20,061
63,254	Sunland Group Ltd.	87,187
65,953	Super Retail Group Ltd.	618,169
67,322	Swick Mining Services Ltd.	16,497
275,283	Tabcorp Holdings Ltd.	831,154
97,054	Tap Oil Ltd.(b)	42,468
54,903	Tassal Group Ltd.	158,560
414,785	Tatts Group Ltd.	1,085,369
27,045	Technology One Ltd.	51,361
521,073	Ten Network Holdings Ltd.(b)	161,886
69,352	TFS Corp. Ltd.	71,011
57,103	Thorn Group Ltd.	101,447
60,130	Tiger Resources Ltd.(b)	19,734
339,054	Toll Holdings Ltd.	1,658,684
188,636	Toro Energy Ltd.(b)	12,051
18,996	Tox Free Solutions Ltd.	55,525
126,484	TPG Telecom Ltd.	597,740
3,780,227	Transfield Services Ltd.	2,630,074
Shares		Value
AUSTRALIA (continued)
688,175	Transpacific Industries Group Ltd.(b)	$671,517
267,850	Treasury Wine Estates Ltd.	862,626
26,094	Troy Resources Ltd.(b)	25,805
82,059	UGL Ltd.	503,416
79,768	Unity Mining Ltd.(b)	2,653
144,020	UXC Ltd.	133,602
101,055	Venture Minerals Ltd.(b)	14,150
65,384	Village Roadshow Ltd.	405,124
836,798	Virgin Australia Holdings Ltd.(b)	252,652
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
52,557	Washington H. Soul Pattinson & Co. Ltd.	694,069
51,135	WDS Ltd.	38,262
8,040	Webjet Ltd.	19,209
36,711	Western Areas NL	85,781
5,683	White Energy Co. Ltd.(b)	771
29,978	Whitehaven Coal Ltd.(b)	47,092
984	Wide Bay Australia Ltd.	4,977
1,550	Windimurra Vanadium Ltd.(b)(c)(d)	0
38,593	Worleyparsons Ltd.	555,594
31,994	Wotif.com Holdings Ltd.	68,319
5,124	YTC Resources Ltd.(b)	1,031
		132,376,310
AUSTRIA — 0.2%
1,015	Agrana Beteiligungs AG	120,275
401	AMAG Austria Metall AG(e)	12,439
4,961	AMS AG	610,105
26,522	Andritz AG	1,457,646
4,521	A-TEC Industries AG(b)(c)(d)	0
2,324	Austria Technologie & Systemtechnik AG	25,420
868	CA Immobilien Anlagen AG	15,102
5,957	CAT Oil AG	135,538
4,775	Conwert Immobilien Invest SE	61,896
255	DO & CO AG	12,450
8,152	EVN AG	126,988
3,313	Flughafen Wien AG	266,532
154,230	IMMOFINANZ AG	727,832
1,245	Kapsch TrafficCom AG	68,845
2,215	Lenzing AG	133,999
2,509	Mayr Melnhof Karton AG	306,751
902	Oberbank AG	60,218
14,426	Oesterreichische Post AG	665,313
6,723	Palfinger AG	282,449
10,308	POLYTEC Holding AG	102,670
20,814	Raiffeisen Bank International AG	800,053
6,417	RHI AG	210,352
516	Rosenbauer International AG	43,148
5,208	S IMMO AG	37,087
4,944	Schoeller-Bleckmann Oilfield Equipment AG	516,504

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
AUSTRIA (continued)
4,742	Semperit AG Holding	$239,834
27,419	Strabag SE	817,263
11,014	Telekom Austria AG	96,362
7,063	UNIQA Insurance Group AG	91,116
7,354	Verbund AG	155,124
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	687,004
98,464	Voestalpine AG	4,414,911
53,298	Wienerberger AG	844,631
1,597	Wolford AG(b)	39,201
15,071	Zumtobel AG	330,304
		14,515,362
BAHAMAS — 0.0%
488	United International Enterprises	97,028
BELGIUM — 0.3%
15,584	Ackermans & van Haaren NV	1,685,876
2,240	Aedifica SA REIT	154,530
92,169	Ageas	3,962,353
83,862	AGFA - Gevaert NV(b)	247,701
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	258,350
192	Atenor Group	9,452
83	Banque Nationale de Belgique	357,657
5,391	Barco NV	408,842
28,862	Belgacom SA	824,851
2,364	Cie d’Entreprises CFE	206,924
1,433	Cie Immobiliere de Belgique SA	73,617
4,286	Cie Maritime Belge SA	122,375
2,086	Cofinimmo REIT	242,881
14,141	Colruyt SA	802,744
19,625	Deceuninck NV(b)	56,113
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
57,235	Delhaize Group SA	3,682,894
10,786	D’ieteren SA NV	517,152
11,541	Econocom Group	122,189
5,784	Elia System Operator SA NV	266,363
7,746	Euronav NV(b)	101,023
2,288	EVS Broadcast Equipment SA	137,166
7,387	Exmar NV	115,869
677	Intervest Offices & Warehouses REIT	18,033
993	Kinepolis Group NV	157,726
47	Lotus Bakeries	47,415
3,650	Melexis NV	126,466
22,521	NV Bekaert SA	776,063
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
5,199	Nyrstar NV	19,984
1,095	Picanol(b)	37,659
1,265	RealDolmen NV SA(b)	38,046
11,173	Recticel SA	102,621
118	Resilux	15,756
170	Retail Estates NV REIT	12,560
Shares		Value
BELGIUM (continued)
5,564	Sioen Industries NV	$66,412
2,739	Sipef NV	212,005
3,652	Telenet Group Holding NV	216,968
11,858	Tessenderlo Chemie NV	309,144
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	77,890
21,258	Umicore SA	909,726
1,563	Van de Velde NV	78,271
24,240	Viohalco SA(b)	122,598
3,065	Warehouses De Pauw SCA REIT	218,678
460	Wereldhave Belgium NV REIT	53,138
		17,974,081
BERMUDA — 0.7%
58,286	Archer Ltd.(b)	50,139
250,000	Argo Group International Holdings Ltd.(d)	11,247,500
250,000	Aspen Insurance Holdings Ltd.	9,725,000
221,995	Catlin Group Ltd.	1,925,045
343,000	Endurance Specialty Holdings Ltd.	17,969,770
155,814	Golden Ocean Group Ltd.	322,676
176,842	Hiscox Ltd.	1,854,732
2,021	Hoegh LNG Holdings Ltd.(b)	15,453
197,400	Wilson Sons Ltd. - BDR(d)	2,290,355
		45,400,670
BRAZIL — 0.8%
160,000	Abril Educacao SA - Units	1,908,132
12,300	AES Tiete SA	88,532
17,400	AES Tiete SA - Preference Shares	136,128
2,200	Aliansce Shopping Centers SA	14,933
180,200	All - America Latina Logistica SA	493,576
42,977	Alpargatas SA - Preference Shares	224,390
4,500	Arezzo Industria e Comercio SA	48,482
11,700	Arteris SA	80,481
312,900	Autometal SA(d)	2,178,274
7,700	B2W Cia Digital(b)	74,312
1,548	Banco ABC Brasil SA(b)(d)	7,653
58,481	Banco ABC Brasil SA - Preference Shares	289,103
11,400	Banco Daycoval SA - Preference Shares	37,319
78,690	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	342,379
16,000	Banco Industrial e Comercial SA - Preference Shares	47,803
4,500	Banco Panamericano SA - Preference Shares(b)	7,366
24,448	Banco Pine SA - Preference Shares	81,754

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
16,200	Banco Sofisa SA - Preference Shares	$18,930
17,100	Bematech SA	58,104
103,092	BR Malls Participacoes SA	649,331
25,300	Brasil Brokers Participacoes SA	53,258
11,100	Brasil Insurance Participacoes e Administracao SA	87,163
676,600	Brasil Pharma SA(b)	1,407,451
144,318	Braskem SA - Class A, Preference Shares(b)	1,111,128
85,900	Brookfield Incorporacoes SA(b)	46,986
16,700	Centrais Eletricas Brasileiras SA	36,123
16,800	Centrais Eletricas Brasileiras SA - Preference Shares	65,439
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	36,303
36,400	CETIP SA - Mercados Organizados	348,426
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	135,724
354,400	Cia de Locacao das Americas(d)	716,657
25,500	Cia de Saneamento Basico do Estado de Sao Paulo	235,214
10,700	Cia de Saneamento de Minas Gerais-COPASA	139,533
5,300	Cia de Saneamento do Parana - Preference Shares	12,189
3,600	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	36,220
5,100	Cia Energetica de Minas Gerais	29,333
62,500	Cia Energetica de Minas Gerais - Preference Shares	360,769
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	241,861
5,950	Cia Energetica do Ceara - Class A, Preference Shares	118,396
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	138,031
29,100	Cia Hering	323,166
27,800	Cia Paranaense de Energia - Class B, Preference Shares	320,594
18,300	Cia Providencia Industria e Comercio SA	62,182
67,600	Cia Siderurgica Nacional SA	313,454
8,920	Contax Participacoes SA - Units(b)	73,703
60,500	Cosan SA Industria e Comercio	901,013
11,750	Cremer SA	72,353
167,340	Cyrela Brazil Realty SA Empreendimentos e Participacoes	990,206
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,350
Shares		Value
BRAZIL (continued)
32,300	Diagnosticos da America SA	$198,893
34,752	Direcional Engenharia SA	152,645
205,436	Duratex SA	1,008,771
12,500	EcoRodovias Infraestrutura e Logistica SA	63,711
17,700	EDP - Energias do Brasil SA	70,778
390,320	Embraer SA	2,974,406
54,526	Eneva SA(b)	72,076
14,569	Equatorial Energia SA	134,325
32,800	Estacio Participacoes SA	254,299
35,393	Eternit SA	117,182
6,836	Eucatex SA Industria e Comercio - Preference Shares	17,846
123,900	Even Construtora e Incorporadora SA	367,606
21,300	Ez Tec Empreendimentos e Participacoes SA	238,221
2,900	Fertilizantes Heringer SA(b)	7,931
123,478	Fibria Celulose SA(b)	1,384,059
339,400	Fleury SA	2,594,812
2,185	Forjas Taurus SA	1,865
30,937	Forjas Taurus SA - Preference Shares	24,870
108,200	Gafisa SA	137,646
7,000	General Shopping Brasil SA(b)	20,566
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	45,747
50,800	Grendene SA	336,807
3,200	Guararapes Confeccoes SA	123,982
64,740	Helbor Empreendimentos SA	187,788
120,500	Hypermarcas SA	761,473
38,400	Iguatemi Empresa de Shopping Centers SA	318,880
7,000	Industrias Romi SA(b)	14,677
9,800	International Meal Co. Holdings SA(b)	71,269
16,470	Iochpe-Maxion SA	165,843
51,534	JHSF Participacoes SA	85,846
424,700	JSL SA(d)	2,358,222
1,600	Kepler Weber SA	24,525
413,900	Klabin SA - Preference Shares	2,116,451
45,596	Kroton Educacional SA	696,812
4,000	Light SA	31,609
90,200	Linx SA	1,638,981
33,075	Localiza Rent a Car SA	418,020
36,310	Log-In Logistica Intermodal SA(b)	124,883
21,800	Lojas Americanas SA	113,280
75,900	Lojas Americanas SA - Preference Shares	462,335
23,200	Lojas Renner SA	532,881
10,400	LPS Brasil Consultoria de Imoveis SA	54,300
8,300	M Dias Branco SA	283,780
23,648	Magnesita Refratarios SA	51,446
233,600	Mahle-Metal Leve SA Industria e Comercio	2,368,670

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
185,780	Marcopolo SA - Preference Shares	$398,774
102,784	Marfrig Global Foods SA(b)	177,181
13,800	Marisa Lojas SA	90,351
800	Metalfrio Solutions SA(b)	859
13,800	Mills Estruturas e Servicos de Engenharia SA	160,059
18,100	Minerva SA(b)	82,353
19,092	MMX Mineracao e Metalicos SA(b)	29,271
30,150	Multiplan Empreendimentos Imobiliarios SA	544,843
9,000	Multiplus SA	96,592
32,100	Natura Cosmeticos SA	522,352
70,500	Odontoprev SA	262,923
50,400	Oi SA - Preference Shares	87,089
16,300	Parana Banco SA - Preference Shares	74,298
66,719	Paranapanema SA(b)	116,117
299,658	PDG Realty SA Empreendimentos e Participacoes(b)	207,367
17,500	Plascar Participacoes Industriais SA(b)	2,973
56,300	Porto Seguro SA	656,726
8,400	Profarma Distribuidora de Produtos Farmaceuticos SA	53,987
35,600	QGEP Participacoes SA	131,292
38,309	Raia Drogasil SA	230,656
57,450	Randon Participacoes SA - Preference Shares	221,873
12,900	Restoque Comercio e Confeccoes de Roupas SA	28,064
14,700	Rodobens Negocios Imobiliarios SA	64,264
211,168	Rossi Residencial SA(b)	170,632
16,550	Santos Brasil Participacoes SA - Units	111,716
34,100	Sao Martinho SA	349,584
11,475	Saraiva SA Livreiros Editores - Preference Shares	95,100
16,900	SLC Agricola SA	126,054
253,100	Sonae Sierra Brasil SA(d)	1,636,117
100,173	Sul America SA - Units	552,077
185,953	Suzano Papel e Celulose SA - Class A, Preference Shares	733,564
78,400	Tecnisa SA(b)	252,102
2,000	Tegma Gestao Logistica	15,373
2,800	Tempo Participacoes SA	3,956
8,800	Tereos Internacional SA	7,767
29,200	Totvs SA	383,687
5,500	TPI - Triunfo Participacoes e Investimentos SA	21,378
19,300	Transmissora Alianca de Energia Eletrica SA - Units	141,716
171,700	Tupy SA(d)	1,409,459
Shares		Value
BRAZIL (continued)
9,600	UNICASA Industria de Moveis SA	$20,646
72	Unipar Carbocloro SA - Preference Shares	14
241,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(b)	1,189,877
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	228,290
52,200	Vanguarda Agro SA(b)	69,434
29,216	Viver Incorporadora e Construtora SA(b)	2,542
		50,195,571
CAMBODIA — 0.0%
248,000	NagaCorp Ltd.	236,699
CANADA — 2.3%
14,000	5N Plus, Inc.(b)	35,071
3,613	Aastra Technologies Ltd.	138,713
15,424	Aberdeen International, Inc.(b)	1,800
6,775	Absolute Software Corp.	43,251
2,790	Acadian Timber Corp.	33,067
67,953	Advantage Oil & Gas Ltd.(b)	276,388
27,738	Aecon Group, Inc.	385,530
2,700	AG Growth International, Inc.	113,067
44,207	AGF Management Ltd. - Class B	452,489
43,376	Agnico-Eagle Mines Ltd.	1,349,865
59,300	Aimia, Inc.	1,028,665
14,401	Ainsworth Lumber Co. Ltd.(b)	52,238
2,500	Air Canada - Class A(b)	17,464
1,100	Akita Drilling Ltd. - Class A	14,706
62,288	Alamos Gold, Inc.	571,568
5,880	Algoma Central Corp.	81,990
108,142	Algonquin Power & Utilities Corp.	707,839
8,470	Alliance Grain Traders, Inc.	135,824
43,545	AltaGas Ltd.	1,619,424
10,000	Alterra Power Corp.(b)	2,604
7,748	Altius Minerals Corp.(b)	105,046
11,700	Altus Group Ltd.	172,966
4,403	Alvopetro Energy Ltd.(b)	4,349
80,500	Amerigo Resources Ltd.(b)	32,164
2,600	Amica Mature Lifestyles, Inc.	18,676
39,396	Anderson Energy Ltd.(b)	5,306
81,625	Antrim Energy, Inc.(b)	5,863
4,772	Arsenal Energy, Inc.	21,423
12,175	Artek Exploration Ltd.(b)	40,119
25,400	Atco Ltd. - Class I	1,137,099
79,500	Athabasca Oil Corp.(b)	570,330
15,436	Atrium Innovations, Inc.(b)	332,350
22,663	ATS Automation Tooling Systems, Inc.(b)	282,842
60,801	AuRico Gold, Inc.	278,961
1,900	AutoCanada, Inc.	67,214

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
3,900	Avigilon Corp.(b)	$112,299
396,886	B2Gold Corp.(b)(d)	937,203
6,579	Badger Daylighting Ltd.	183,060
46,861	Ballard Power Systems, Inc.(b)	99,297
126,300	Bankers Petroleum Ltd.(b)	485,355
22,100	Banro Corp(b)	10,914
54,963	Bellatrix Exploration Ltd.(b)	393,809
49,700	Birchcliff Energy Ltd.(b)	377,073
3,659	Bird Construction, Inc.	43,103
15,938	Black Diamond Group Ltd.	429,020
117,207	BlackBerry Ltd.(b)	1,110,244
126,000	BlackPearl Resources, Inc.(b)	282,828
7,900	Boardwalk Real Estate Investment Trust, REIT	414,949
43,255	Bonavista Energy Corp.	570,131
3,746	Bonterra Energy Corp.	172,678
11,570	Boralex, Inc. - Class A(b)	127,673
100	Brookfield Real Estate Services, Inc.	1,272
6,645	Brookfield Residential Properties, Inc.(b)	150,471
556,664	CAE, Inc.	7,052,327
10,165	Calfrac Well Services Ltd.	272,162
1,862	Calian Technologies Ltd.	37,599
16,600	Calloway Real Estate Investment Trust	370,379
16,191	Calvalley Petroleum, Inc. - Class A(b)	24,132
29,611	Canaccord Genuity Group, Inc.	181,853
16,731	Canacol Energy Ltd.(b)	104,555
4,100	Canada Bread Co. Ltd.	257,320
32,828	Canada Lithium Corp.(b)	8,548
18,318	Canadian Apartment Properties REIT	348,515
15,185	Canadian Energy Services & Technology Corp	307,586
11,606	Canadian Real Estate Investment Trust	443,086
84,813	Canadian Western Bank	2,774,175
21,932	Canam Group, Inc. - Class A	270,372
36,977	CanElson Drilling, Inc.	203,187
20,030	Canexus Corp.	103,410
44,643	Canfor Corp.(b)	1,149,194
14,843	Canfor Pulp Products, Inc.	161,257
5,200	Cangene Corp.(b)	16,808
16,000	CanWel Building Materials Group Ltd	40,224
9,688	Canyon Services Group, Inc.	93,596
6,007	Capital Power Corp.	122,918
17,583	Capstone Infrastructure Corp.	56,992
143,183	Capstone Mining Corp.(b)	371,537
47,246	Cascades, Inc.	291,006
7,306	Cash Store Financial Services, Inc. (The)(b)	7,150
7,709	Cathedral Energy Services Ltd.	31,632
16,407	CCL Industries, Inc. - Class B	1,183,661
87,500	Celestica, Inc.(b)	868,126
Shares		Value
CANADA (continued)
82,641	Centerra Gold, Inc.	$319,805
104,378	Cequence Energy Ltd.(b)	161,194
1,900	Cervus Equipment Corp.	40,414
8,900	Chartwell Retirement Residences REIT	85,104
87,396	China Gold International Resources Corp. Ltd.(b)	249,535
6,908	Chinook Energy, Inc.(b)	7,877
820	Churchill Corp. (The) - Class A	6,965
28,912	Cineplex, Inc.	1,050,826
18,051	Claude Resources, Inc.(b)	2,755
9,100	Cogeco Cable, Inc.	415,638
4,665	Cogeco, Inc.	205,072
28,143	COM DEV International Ltd.(b)	103,349
10,255	Cominar Real Estate Investment Trust	171,078
10,200	Computer Modelling Group Ltd.	253,042
131,262	Connacher Oil and Gas Ltd.(b)	25,339
3,107	Constellation Software, Inc.	667,653
5,800	Contrans Group, Inc. - Class A	69,834
4,700	Corby Spirit and Wine Ltd.	85,286
62,122	Corus Entertainment, Inc. - Class B	1,379,373
56,517	Cott Corp.	444,524
42,192	Crew Energy, Inc.(b)	274,651
35,826	Crocotta Energy, Inc.(b)	95,535
20,011	Davis & Henderson Corp.	502,723
19,795	DeeThree Exploration Ltd.(b)	164,225
63,438	Delphi Energy Corp.(b)	128,727
123,700	Denison Mines Corp.(b)	173,263
17,700	Descartes Systems Group, Inc. (The)(b)	254,276
11,274	DHX Media Ltd.	48,082
3,059	DirectCash Payments, Inc.	51,361
30,931	Dollarama, Inc.	2,332,843
32,840	Dominion Diamond Corp.(b)	478,262
13,809	Dorel Industries, Inc. - Class B	501,897
16,835	DragonWave, Inc.(b)	25,999
35,170	Duluth Metals Ltd.(b)	30,315
49,786	Dundee Precious Metals, Inc.(b)	178,358
8,500	Dundee Real Estate Investment Trust - Class A, REIT	223,690
11,964	Dynasty Metals & Mining, Inc.(b)	11,494
229	E-L Financial Corp. Ltd.	144,134
213,500	Eldorado Gold Corp.	1,357,199
10,019	Emera, Inc.	282,196
1,044	Empire Co. Ltd. - Class A	66,638
8,287	Enbridge Income Fund Holdings, Inc.	183,858
61,981	Endeavour Silver Corp.(b)	269,906
8,281	Enerflex Ltd.	115,246
2,736	Energy Fuels, Inc.(b)	21,593
121,952	Enerplus Corp.	2,207,454
1,400	Enghouse Systems Ltd.	42,135

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
64,816	Ensign Energy Services, Inc.	$957,327
29,186	Epsilon Energy Ltd.(b)	96,435
9,245	Equal Energy Ltd.	48,477
5,842	Equitable Group, Inc.	250,622
75,613	Essential Energy Services Trust(b)	169,047
1,100	Evertz Technologies Ltd.	17,086
1,700	Excellon Resources, Inc.(b)	1,984
2,974	Exchange Income Corp.	59,867
5,600	Exco Technologies Ltd.	42,035
14,469	EXFO, Inc.(b)	62,748
13,000	Extendicare, Inc.	83,340
64,225	Finning International, Inc.	1,554,086
553	Firm Capital Mortgage Investment Corp.	5,859
9,091	First Capital Realty Inc.	142,762
30,350	First Majestic Silver Corp.(b)	316,921
2,412	First National Financial Corp.	48,901
9,700	FirstService Corp.	391,222
835	Fortress Paper Ltd. - Class A(b)	2,909
57,167	Fortuna Silver Mines, Inc.(b)	206,853
200	Gamehost, Inc.	2,607
34,852	Genworth MI Canada, Inc.	1,042,353
23,022	Gibson Energy, Inc.	559,763
1,500	Gildan Activewear, Inc.	79,973
2,500	Glentel, Inc.	29,293
2,859	GLG Life Tech Corp.(b)	1,361
4,565	Gluskin Sheff & Associates, Inc.	117,307
2,010	GLV, Inc. - Class A(b)	7,670
14,327	GMP Capital, Inc.	93,519
131,213	Gran Tierra Energy, Inc.(b)	990,798
2,800	Granite Real Estate Investment Trust	96,011
33,752	Great Canadian Gaming Corp.(b)	419,722
23,182	Great Panther Silver Ltd.(b)	18,941
6,784	Guardian Capital Group Ltd. - Class A	91,611
19,400	Guyana Goldfields, Inc.(b)	42,153
7,102	Heroux-Devtek, Inc.(b)	68,358
670	High Liner Foods, Inc.	26,349
3,627	HNZ Group, Inc.	69,886
13,900	Home Capital Group, Inc.	963,234
27,827	Horizon North Logistics, Inc.	177,393
72,091	HudBay Minerals, Inc.	572,197
5,600	Hudson’s Bay Co.	82,812
186,900	IAMGOLD Corp.	686,349
7,800	Imax Corp.(b)	215,774
27,086	Imperial Metals Corp.(b)	409,056
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,572,198
20,879	Innergex Renewable Energy, Inc.	196,089
23,670	International Forest Products Ltd. - Class A(b)	329,627
5,748	International Tower Hill Mines Ltd.(b)	3,509
Shares		Value
CANADA (continued)
25,626	Intertape Polymer Group, Inc.	$288,070
18,561	Ivernia, Inc.(b)	2,333
22,616	Jean Coutu Group PJC, Inc. (The) Class A	391,503
10,550	Just Energy Group, Inc.	73,980
276,940	Katanga Mining Ltd.(b)	101,949
1,300	K-Bro Linen, Inc.	46,304
16,550	Kelt Exploration Ltd.(b)	160,485
25,539	Keyera Corp.	1,513,422
13,811	Killam Properties, Inc.	131,197
1,953	Kingsway Financial Services, Inc.(b)	7,803
103,500	Lake Shore Gold Corp.(b)	66,909
13,254	Laramide Resources Ltd.(b)	7,140
16,985	Laurentian Bank of Canada	697,395
1,200	Le Chateau, Inc. - Class A(b)	3,125
64,054	Legacy Oil & Gas, Inc.(b)	323,793
8,682	Leisureworld Senior Care Corp.	94,401
13,400	Leon’s Furniture Ltd.	179,509
98,037	Lightstream Resources Ltd.	546,631
29,705	Linamar Corp.	1,140,992
8,170	Liquor Stores N.A. Ltd.	105,192
58,157	Long Run Exploration Ltd.	267,875
59,500	Lucara Dianmond Corp.(b)	82,806
226,995	Lundin Mining Corp.(b)	992,562
17,647	MacDonald Dettwiler & Associates Ltd.	1,253,630
2,400	Magellan Aerospace Corp.	18,489
500	Mainstreet Equity Corp.(b)	16,072
43,095	Major Drilling Group International, Inc.	312,644
40,633	Mandalay Resources Corp.	31,375
11,156	Manitoba Telecom Services, Inc.	296,691
48,666	Maple Leaf Foods, Inc.	688,206
31,511	Martinrea International, Inc.	263,405
10,600	MBAC Fertilizer Corp.(b)	11,135
2,300	McCoy Corp.	14,827
77,075	McEwen Mining - Minera Andes Acquisition Corp.(b)(d)	199,997
3,800	Medical Facilities Corp.	65,986
3,029	MEGA Brands, Inc.(b)	37,667
1,400	Melcor Developments Ltd.	25,140
29,200	Methanex Corp.	1,746,363
226,002	Morguard Real Estate Investment Trust(d)	3,317,740
15,887	Morneau Shepell, Inc.	208,118
100	MTY Food Group, Inc.	2,807
44,077	Mullen Group Ltd.	1,068,533
123,837	Nevsun Resources Ltd.	454,764
6,729	New Flyer Industries, Inc.	66,822
225,700	New Gold, Inc.(b)	1,294,925
13,950	New Millennium Iron Corp.(b)	7,390
45,085	Newalta Corp.	671,569
14,000	Niko Resources Ltd.(b)	32,557
7,923	Norbord, Inc.	222,164

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
31,488	Nordion, Inc.(b)	$300,249
948	North American Energy Partners, Inc.(b)	5,703
15,831	North West Co. Inc., (The)	361,323
6,358	Northern Dynasty Minerals Ltd.(b)	8,506
314,600	Northern Property Real Estate Investment Trust(d)	8,217,027
7,762	Northland Power, Inc.	113,529
3,613	NorthWest Healthcare Properties Real Estate Investment Trust	33,575
47,000	Novagold Resources, Inc.(b)	137,149
46,201	NuVista Energy Ltd.(b)	341,815
12,600	Open Text Corp.(f)	1,248,517
1,052	Open Text Corp.(f)	104,043
32,506	Orvana Minerals Corp.(b)	18,971
92,400	Osisko Mining Corp.(b)	554,193
6,230	Paladin Labs, Inc.(b)	693,621
15,301	Pan American Silver Corp.	192,611
48,224	Parex Resources, Inc.(b)	316,514
17,488	Parkland Fuel Corp.	282,320
472,514	Pason Systems, Inc.(d)	10,670,013
10,486	Patheon, Inc.(b)	96,692
260,206	Pengrowth Energy Corp.	1,682,140
243,465	Penn West Petroleum Ltd.	1,820,932
780	Perpetual Energy, Inc.(b)	791
9,000	Petaquilla Minerals Ltd.(b)	2,586
27,400	Peyto Exploration & Development Corp.	802,995
113,000	Phoscan Chemical Corp.(b)	28,916
3,906	PHX Energy Services Corp.	42,225
5,000	Platino Energy Corp.(b)	2,559
2,100	Points International Ltd.(b)	50,909
146,053	Precision Drilling Corp.(f)	1,307,428
489	Precision Drilling Corp.(f)	4,362
13,536	Premium Brands Holdings Corp.	278,194
55,909	Primero Mining Corp.(b)	314,245
816	Progressive Waste Solutions Ltd.	18,727
31,060	Progressive Waste Solutions Ltd. - Placement Shares	713,927
20,867	Pulse Seismic, Inc.	72,882
500	Pure Technologies Ltd.(b)	3,255
9,975	QLT, Inc.	68,067
27,400	Quebecor, Inc. - Class B	583,549
52,100	Questerre Energy Corp. - Class A(b)	56,602
10,077	Reitmans (Canada) Ltd. - Class A	50,306
4,400	Richelieu Hardware Ltd.	176,119
500,000	Ritchie Bros Auctioneers, Inc.	11,480,000
284,100	Ritchie Bros. Auctioneers, Inc.	6,530,155
58,032	RMP Energy, Inc.(b)	320,446
3,231	Rock Energy, Inc.(b)	11,256
Shares		Value
CANADA (continued)
7,630	Rocky Mountain Dealerships, Inc.	$88,991
40,812	Rogers Sugar, Inc.	168,195
76,007	RONA, Inc.	852,370
33,389	Russel Metals, Inc.	860,095
21,300	Sandstorm Gold Ltd.(b)	107,671
188,000	Sandvine Corp.(b)	518,213
16,100	Santonia Energy, Inc.(b)	16,769
56,481	Savanna Energy Services Corp.	399,614
64,511	Scorpio Mining Corp.(b)	20,562
3,300	Sears Canada Inc.	38,519
14,006	Secure Energy Services, Inc.	203,975
135,867	SEMAFO, Inc.	437,946
26,812	ShawCor Ltd.	979,074
167,000	Sherritt International Corp.	515,807
19,469	Sierra Wireless, Inc.(b)	398,208
44,500	Silver Standard Resources, Inc.(b)	349,208
35,300	Sprott Resource Corp.	80,188
28,531	Sprott, Inc.	76,851
2,330	Spyglass Resources Corp.	4,142
33,100	St. Andrew Goldfields Ltd.(b)	10,699
10,542	Stantec, Inc.	641,559
5,960	Stella-Jones, Inc.	139,455
2,400	Strad Energy Services Ltd.	8,016
26,948	Student Transportation, Inc.	165,741
23,746	SunOpta, Inc.(b)	221,523
30,800	Superior Plus Corp.	338,489
36,501	Surge Energy, Inc.	202,210
11,967	TAG Oil Ltd.(b)	35,028
50,222	Taseko Mines Ltd.(b)	102,360
29,538	Tembec, Inc.(b)	79,033
18,525	Teranga Gold Corp.(b)	15,469
45,730	Teranga Gold Corp. - CDI(b)	36,219
41,669	Timmins Gold Corp.(b)	53,127
8,357	TMX Group Ltd.	379,451
3,945	TORC Oil & Gas Ltd.	35,102
23,345	Toromont Industries Ltd.	539,319
17,751	Torstar Corp. - Class B	85,906
22,950	Total Energy Services, Inc.	399,758
120,000	TransAlta Corp.	1,579,529
31,278	Transcontinental, Inc. - Class A	394,012
41,874	TransForce, Inc.	897,072
25,900	TransGlobe Energy Corp.(b)	188,131
44,600	Trican Well Service Ltd.	510,572
20,400	Trilogy Energy Corp.	468,719
67,009	Trinidad Drilling Ltd.	556,528
200,200	Turquoise Hill Resources Ltd.(b)	701,037
93,222	Twin Butte Energy Ltd.	191,675
8,241	Uni-Select, Inc.	207,107
4,141	Valener, Inc.	58,151
80,029	Veresen, Inc.	1,072,083
433	Vermilion Energy, Inc.	23,840
3,200	Vicwest, Inc.	31,088
7,539	Virginia Mines, Inc.(b)	92,397

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
4,010	Wajax Corp.	$129,652
2,361	Wesdome Gold Mines Ltd.(b)	1,420
22,352	West Fraser Timber Co. Ltd.	1,147,754
3,556	Western Energy Services Corp.	24,776
71,338	Western Forest Products, Inc.	149,241
3,630	WesternOne, Inc. - Units	24,868
6,300	Westjet Airlines Ltd.	142,715
5,917	Westshore Terminals Investment Corp.	188,175
7,900	Whistler Blackcomb Holdings, Inc.	113,136
40,450	Whitecap Resources, Inc.	428,924
33,200	Wi-Lan, Inc.	99,265
11,548	Winpak Ltd.	249,261
8,114	WSP Global, Inc.	243,110
4,674	Xtreme Drilling and Coil Services Corp.(b)	15,528
8,094	Zargon Oil & Gas Ltd.	56,831
2,000	ZCL Composites, Inc.	12,570
		151,804,439
CAYMAN ISLANDS — 0.0%
23,308	China Great Star International Ltd.(b)	39,850
95,746	Endeavour Mining Corp.(b)	57,598
		97,448
CHILE — 0.1%
367,736	AES Gener SA	176,115
487,853	Aguas Andinas SA - Class A	311,814
130,649	Banmedica SA	223,700
77,620	Besalco SA	63,586
18,719	CAP SA	271,642
243,906	CFR Pharmaceuticals SA	49,407
2,925	Cia Cervecerias Unidas SA	31,308
43,481	Cia General de Electricidad SA	197,200
18,733	Cia Sud Americana de Vapores SA(b)	772
924,504	Colbun SA	216,387
50,487,302	CorpBanca SA	555,395
17,201	Cristalerias de Chile SA(d)	133,168
61,992	E.CL SA	75,004
15,622	Embotelladora Andina SA - Class A, Preference Shares	47,393
16,401	Embotelladora Andina SA - Class B, Preference Shares	61,450
37,467	Empresas Hites SA	22,261
27,689	ENTEL Chile SA	336,005
20,702	Forus SA	93,185
12,790	Gasco SA	111,914
138,767	Grupo Security SA	45,721
448,016	Inversiones Aguas Metropolitanas SA	725,963
4,287	Latam Airlines Group SA - BDR	62,708
535,964	Madeco SA(b)	3,069
1,142,051	Masisa SA	55,579
952	Molibdenos y Metales SA	13,200
Shares		Value
CHILE (continued)
134,264	Multiexport Foods SA(b)	$19,822
97,068	Parque Arauco SA	165,852
22,204	PAZ Corp. SA	10,594
163,857	Ripley Corp. SA	92,045
142,263	Sigdo Koppers SA	199,786
20,922	Sociedad Matriz SAAM SA	1,723
179,081	Socovesa SA	37,079
134,117	Sonda SA	265,616
235,571	Vina Concha y Toro SA	428,373
853,398	Vina San Pedro Tarapaca SA	4,794
		5,109,630
CHINA — 1.2%
1,976,500	AAC Technologies Holdings, Inc.	8,541,124
854,000	Agile Property Holdings Ltd.	785,383
250,000	Air China Ltd. - H Shares	162,936
297,090	Airtac International Group	2,696,584
570,000	Aluminum Corp. of China Ltd. - H Shares(b)	204,835
680,000	Angang Steel Co. Ltd. - H Shares(b)	432,675
22,000	Anhui Expressway Co. Ltd. - H Shares	11,278
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	5,235
104,000	ANTA Sports Products Ltd.	151,905
408,000	Anton Oilfield Services Group	260,656
639,000	Asia Cement China Holdings Corp.	409,879
96,000	Aupu Group Holding Co. Ltd.	11,129
98,000	AVIC International Holdings Ltd.(b)	37,868
196,000	AviChina Industry & Technology Co. - H Shares	114,614
113,500	Baoxin Auto Group Ltd.	95,024
132,000	Baoye Group Co. Ltd. - H Shares	83,990
287,000	BBMG Corp. - H Shares	225,495
932,000	Beijing Capital International Airport Co. Ltd. - H Shares	709,462
716,000	Beijing Capital Land Ltd. - H Shares	244,391
420,000	Beijing North Star Co. Ltd. - H Shares	88,719
33,500	Biostime International Holdings Ltd.	288,451
17,500	Bloomage Biotechnology Corp. Ltd.	47,222
16,000	Boer Power Holdings Ltd.	16,487
577,000	BYD Electronic International Co. Ltd.(b)	286,129
361,656	Central China Real Estate Ltd.	106,674
32,000	Changshouhua Food Co. Ltd.	38,538
249,000	Chaowei Power Holdings Ltd.	127,967
70,000	China Animal Healthcare Ltd.(b)	37,778

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
861,000	China Aoyuan Property Group Ltd.	$169,676
431,000	China Automation Group Ltd.	88,822
868,857	China BlueChemical Ltd. - H Shares	476,742
1,190,000	China Communications Services Corp. Ltd. - H Shares	643,757
545,500	China COSCO Holdings Co. Ltd. - H Shares(b)	229,757
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	23,689
954,000	China Dongxiang Group Co.	185,546
144,000	China Dredging Environment Protection Holdings Ltd.(b)	51,377
232,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	78,590
952,000	China Gas Holdings Ltd.	1,331,657
582,000	China Hongqiao Group Ltd.	363,572
332,500	China Huiyuan Juice Group Ltd.(b)	189,723
90,400	China International Marine Containers Group Co. Ltd. - H Shares	209,821
251,000	China ITS Holdings Co. Ltd.	52,697
199,000	China Lesso Group Holdings. Ltd.	123,289
66,000	China Lilang Ltd.	39,530
215,000	China Longyuan Power Group Corp. - H Shares	258,649
135,000	China Medical System Holdings Ltd.	154,757
367,000	China Mengniu Dairy Co. Ltd.	1,689,926
180,000	China Modern Dairy Holdings Ltd.(b)	83,464
247,678	China Molybdenum Co. Ltd. - H Shares	103,680
1,428,084	China National Building Material Co. Ltd. - H Shares	1,379,560
641,000	China National Materials Co. Ltd. - H Shares	124,670
200,000	China Qinfa Group Ltd.	14,684
1,088,500	China Railway Construction Corp. Ltd. - H Shares	909,911
605,000	China Railway Group Ltd. - H Shares	268,844
216,000	China Rare Earth Holdings Ltd.(b)	29,769
783,000	China Rongsheng Heavy Industries Group Holdings Ltd.(b)	136,151
271,000	China Sanjiang Fine Chemicals Co. Ltd.	127,754
737,400	China SCE Property Holdings Ltd.	162,415
1,215,488	China Shanshui Cement Group Ltd.	400,789
138,000	China Shineway Pharmaceutical Group Ltd.	203,699
Shares		Value
CHINA (continued)
2,019,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	$475,919
862,000	China Shipping Development Co. Ltd., H Shares(b)	516,281
694,000	China Southern Airlines Co. Ltd. - H Shares	239,563
90,000	China Sunshine Paper Holdings Co. Ltd.(b)	8,231
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	66,018
176,000	China Taifeng Beddings Holdings Ltd.	35,818
400,000	China Tontine Wines Group Ltd.(b)	17,260
520,000	China Yurun Food Group Ltd.(b)	306,087
417,500	China Zhengtong Auto Services Holdings Ltd.(b)	254,895
1,005,600	China Zhongwang Holdings Ltd.(b)	299,201
350,000	Chinasoft International Ltd.(b)	104,137
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	44,205
278,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	32,585
1,484,000	Chongqing Rural Commercial Bank - H Shares	628,862
228,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	69,894
158,000	Comtec Solar Systems Group Ltd.(b)	28,898
292,000	Coolpad Group Ltd.	157,588
1,587,291	Country Garden Holdings Co. Ltd.	870,947
3,562,000	CPMC Holdings Ltd.(d)	2,734,424
9,516,000	Dalian Port PDA Co. Ltd. - H Shares(d)	2,083,670
474,000	Daphne International Holdings Ltd.	242,989
230,000	Datang International Power Generation Co .Ltd. - H Shares	91,836
17,000	Delong Holdings Ltd.(b)	5,592
79,600	Dongfang Electric Corp. Ltd. - H Shares	110,114
11,100	Dongjiang Environmental Co. Ltd. - H Shares	34,885
572,000	Dongyue Group Ltd.	202,607
184,000	ENN Energy Holdings Ltd.	1,193,282
3,981,000	Evergrande Real Estate Group Ltd.	1,594,697
1,258,500	Fantasia Holdings Group Co. Ltd.	212,349
1,505,000	FIH Mobile Ltd.(b)	750,193
174,000	First Tractor Co. Ltd. - H Shares	114,300
673,500	Fosun International Ltd.	726,955
422,600	Fufeng Group Ltd.	164,385
148,000	Golden Eagle Retail Group Ltd.	202,066

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
5,441,600	GOME Electrical Appliances Holdings Ltd.	$946,207
131,000	Goodbaby International Holdings Ltd.	65,468
228,000	Great Wall Technology Co. Ltd. - H Shares(b)	89,570
74,000	Greatview Aseptic Packaging Co. Ltd.	40,985
111,000	Greenland Hong Kong Holdings Ltd.	61,478
397,500	Greentown China Holdings Ltd.	570,359
950,000	Guangshen Railway Co. Ltd. - H Shares	411,139
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	465,717
76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	246,683
453,600	Guangzhou R&F Properties Co. Ltd. - H Shares	601,777
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares	65,234
329,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	100,008
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	49,769
2,603,000	Haitian International Holdings Ltd.	5,646,014
494,000	Harbin Electric Co. Ltd. - H Shares	274,239
3,650,000	Hilong Holding Ltd.	2,792,576
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(b)	109,173
475,000	Honghua Group Ltd.	134,599
28,000	Hopefluent Group Holdings Ltd.	10,819
138,000	Huadian Power International Corp. Ltd. - H Shares	57,590
606,000	Huaneng Renewables Corp. Ltd. - H Shares	252,897
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	60,094
268,500	Intime Retail Group Co. Ltd.	269,752
80,000	JES International Holdings Ltd.(b)	9,650
122,000	Jiangsu Expressway Co. Ltd. - H Shares	153,997
344,000	Jiangxi Copper Co. Ltd. - H Shares	622,087
92,000	Jingwei Textile Machinery - H Shares(c)	71,929
1,141,000	Kaisa Group Holdings Ltd.(b)	339,487
63,000	Kasen International Holdings Ltd.(b)	11,685
228,000	Kingdee International Software Group Co. Ltd.(b)	86,045
Shares		Value
CHINA (continued)
73,000	Kingsoft Corp. Ltd.	$239,296
84,000	Labixiaoxin Snacks Group Ltd.	54,855
64,000	Leoch International Technology Ltd.(b)	6,018
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	6,548
245,750	Li Ning Co. Ltd.(b)	196,884
58,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	33,842
26,000	Lingbao Gold Co. Ltd. - H Shares	4,655
498,500	Longfor Properties Co. Ltd.	690,881
1,019,000	Lonking Holdings Ltd.(b)	204,750
1,182,000	Maanshan Iron & Steel - H Shares(b)	287,743
611,000	Maoye International Holdings Ltd.	92,864
1,396,000	Metallurgical Corp. of China Ltd. - H Shares(b)	246,338
2,874,000	Microport Scientific Corp.	1,850,898
146,000	Minth Group Ltd.	283,959
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	16,510
310,000	NVC Lighting Holdings Ltd.	80,656
179,000	O-Net Communications Group Ltd.	56,487
96,800	Pacific Online Ltd.	64,834
70,000	Pan Asia Environmental Protection Group Ltd.(b)	17,762
312,000	Parkson Retail Group Ltd.	95,242
363,000	Peak Sport Products Co. Ltd.	95,849
750,000	Powerlong Real Estate Holdings Ltd.	143,937
82,000	Prince Frog International Holdings Ltd.	26,299
402,000	Qingling Motors Co. Ltd. - H Shares	111,842
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,840
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,270
5,423,430	Renhe Commercial Holdings Co. Ltd.(b)	268,943
193,000	Sany Heavy Equipment International Holdings Co. Ltd.	50,215
34,500	Sateri Holdings Ltd.	6,443
9,556,806	Semiconductor Manufacturing International Corp.(b)	972,446
253,500	Shandong Chenming Paper Holdings Ltd. - H Shares	106,117
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	15,652
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	567,300
678,000	Shanghai Electric Group Co. Ltd. - H Shares	216,574

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
26,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	$81,407
724,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	221,943
205,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	508,982
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	30,596
687,000	Shengli Oil & Gas Pipe Holdings Ltd.	38,492
204,000	Shenguan Holdings Group Ltd.	90,651
32,000	Shenzhen Expressway Co. Ltd. - H Shares	14,179
162,000	Shenzhou International Group Holdings Ltd.	558,167
1,728,381	Shui On Land Ltd.	549,873
64,000	Shunfeng Photovoltaic International Ltd.(b)	49,790
257,000	Sihuan Pharmaceutical Holdings Group Ltd.	274,087
328,000	Sino Dragon New Energy Holdings Ltd.(b)	11,407
65,000	Sino Grandness Food Industry Group Ltd.(b)	34,110
73,000	SinoMedia Holding Ltd.	50,492
1,632,939	Sino-Ocean Land Holdings Ltd.	879,168
378,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	107,112
351,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	64,198
184,800	Sinopharm Group Co. Ltd. - H Shares	521,281
1,009,000	Sinotrans Ltd. - H Shares	417,178
413,500	Sinotruk Hong Kong Ltd.	211,975
67,000	SITC International Holdings Co. Ltd.	29,773
1,600,500	SOHO China Ltd.	1,274,001
170,000	Springland International Holdings Ltd.	78,827
90,000	SPT Energy Group, Inc.	61,555
741,000	Sunac China Holdings Ltd.	446,673
131,000	Sunny Optical Technology Group Co. Ltd.	107,145
238,000	TCL Communication Technology Holdings Ltd.(b)	256,890
88,000	Tian Shan Development Holdings Ltd.	30,604
554,000	Tiangong International Co. Ltd.	149,849
792,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,718,617
15,200	Tonly Electronics Holdings Ltd.(b)	12,080
165,500	Travelsky Technology Ltd. - H Shares	173,733
110,000	Trigiant Group Ltd.	31,312
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,055
Shares		Value
CHINA (continued)
262,000	Uni-President China Holdings Ltd.	$236,899
105,000	Weichai Power Co. Ltd. - H Shares	400,319
319,000	Weiqiao Textile Co. - H Shares	172,159
1,510,000	West China Cement Ltd.	176,988
384,000	Winsway Coking Coal Holding Ltd.(b)	20,526
92,000	Wumart Stores, Inc. - H Shares	117,551
626,000	Xiamen International Port Co. Ltd. - H Shares	83,050
3,993,000	Xingda International Holdings Ltd.	2,175,531
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	89,906
151,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	161,253
433,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	63,580
838,000	Xinyi Solar Holdings Ltd.(b)	175,937
142,000	Xiwang Property Holdings Co. Ltd.	12,254
79,000	Xiwang Special Steel Co. Ltd.	9,667
81,000	Yantai North Andre Juice Co. - H Shares	22,535
968,000	Yanzhou Coal Mining Co. Ltd. - H Shares	728,138
648,760	Yuzhou Properties Co. Ltd.	142,056
37,000	Zall Development Group Ltd.	11,009
434,500	Zhaojin Mining Industry Co. Ltd. - H Shares	259,117
96,000	Zhejiang Expressway Co. Ltd. - H Shares	86,308
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
46,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	27,551
525,000	Zhong An Real Estate Ltd.(b)	89,937
106,500	Zhongsheng Group Holdings Ltd.	156,380
67,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	207,978
1,318,000	Zijin Mining Group Co., Ltd.	285,201
445,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	362,734
100,000	ZTE Corp. - H Shares(b)	206,857
		79,520,527
COLUMBIA — 0.0%
1,764	Pacific Rubiales Energy Corp.	26,814
CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)(c)(d)	0
37,338	Deep Sea Supply Plc(b)	61,859
71,521	ProSafe SE	475,443

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
CYPRUS (continued)
39,926	Songa Offshore(b)	$17,999
		555,301
DENMARK — 0.6%
2,314	ALK-Abello A/S	302,404
57,902	Alm Brand A/S(b)	272,116
8,231	Amagerbanken A/S(b)(c)(d)	0
862	Ambu A/S - Class B	49,392
6,801	Auriga Industries - Class B(b)	213,899
18,742	Bang & Olufsen A/S(b)	191,404
10,357	Bavarian Nordic A/S(b)	179,718
1,079	Brodrene Hartmann A/S	32,278
561,699	Chr. Hansen Holding A/S	21,696,746
17,171	D/S Norden A/S	802,000
2,443	DFDS A/S	185,022
48,608	DSV A/S	1,558,647
769	East Asiatic Co. Ltd. A/S(b)	10,772
21,341	FLSmidth & Co. A/S	1,137,179
81,337	GN Store Nord A/S	1,928,894
4,777	Greentech Energy Systems AS(b)	10,534
18,588	H. Lundbeck A/S	457,611
297	H+H International A/S - Class B(b)	2,502
507	IC Companys A/S	13,975
37,222	Jyske Bank A/S(b)	1,903,352
18,842	NKT Holding A/S	1,095,972
70	Nordjyske Bank A/S	1,379
250	Norresundby Bank A/S	10,009
6,068	Pandora A/S	347,360
3,031	Parken Sport & Entertainment A/S(b)	42,733
1,113	PER Aarsleff A/S - Class B	181,664
1,788	Ringkjoebing Landbobank A/S	372,958
3,450	Rockwool International A/S - Class B	625,470
1,853	Royal UNIBREW	234,120
9,377	Schouw & Co.	411,867
16,820	SimCorp AS	615,655
2,457	Solar A/S - Class B	158,992
23,971	Spar Nord Bank A/S(b)	214,909
44,562	Sydbank A/S(b)	1,133,301
33	Tivoli A/S	17,811
39,109	TK Development A/S(b)	47,363
37,860	Topdanmark AS(b)	1,000,494
33,402	TopoTarget A/S(b)	18,777
4,331	Tryg A/S	413,341
130,586	Vestas Wind Systems A/S(b)	4,295,903
4,210	William Demant Holding A/S(b)	386,954
		42,575,477
FAEROE ISLANDS — 0.0%
110	Atlantic Petroleum(b)	2,456
5,407	Bakkafrost	80,535
Shares		Value
FAEROE ISLANDS (continued)
876	BankNordik	$19,238
		102,229
FINLAND — 0.5%
7,357	Ahlstrom Oyj	76,899
872	Aktia Bank Oyj	9,550
39,132	Amer Sports Oyj	808,554
1,770	Aspo Oyj	14,108
2,875	Atria Plc	30,361
999	Bank of Aland Plc - Class B	10,941
1,446	BasWare Oyj	56,947
18,521	Biotie Therapies Oyj(b)	8,243
15,775	Cargotec Oyj - Class B	561,045
93,678	Caverion Corp.(b)	912,206
93,179	Citycon Oyj	317,948
2,317	Comptel Oyj(b)	1,656
4,120	Cramo Oyj	81,850
7,193	Digia Plc	39,678
1,089	Elektrobit Oyj	4,024
26,571	Elisa Oyj	681,969
10,761	Finnair Oyj	40,347
4,202	Finnlines Oyj(b)	45,338
12,672	Fiskars Oyj Abp	355,148
31,761	F-Secure Oyj	91,670
6,639	HKScan Oyj - A Shares	33,220
40,603	Huhtamaki Oyj	1,008,161
23,392	Kemira Oyj	326,217
2,001	Kesko Oyj - Class A	74,054
31,775	Kesko Oyj - Class B	1,172,947
15,462	Konecranes Oyj	545,325
5,863	Lassila & Tikanoja Oyj	116,477
1,266	Lemminkainen Oyj	25,714
75,818	Metsa Board Oyj	301,656
67,391	Metso Oyj	2,110,485
63,752	Neste Oil Oyj	1,139,273
52,206	Nokian Renkaat Oyj	2,203,854
10,195	Okmetic Oyj	65,175
5,138	Olvi Oyj - Class A	191,605
27,673	Oriola-KD Oyj - Class B	98,159
10,430	Orion Oyj - Class A	272,338
18,446	Orion Oyj - Class B	482,141
72,600	Outokumpu Oyj(b)	42,329
20,275	Outotec Oyj	207,002
13,413	PKC Group Oyj	419,512
132,675	Pohjola Bank Plc - Class A	2,612,523
766	Ponsse Oyj	9,763
4,495	Poyry Oyj(b)	25,402
43,685	Raisio Plc - V Shares	265,133
26,580	Ramirent Oyj	315,110
6,650	Rapala VMC Oyj	45,741
85,675	Rautaruukki Oyj	1,015,690
722	Saga Furs Oyj	31,599
11,713	Sanoma Oyj	92,494
740	Sievi Capital Plc	1,228
1,969	SRV Group Plc	11,021
13,081	Stockmann Oyj Abp - Class B	198,478

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
FINLAND (continued)
319,193	Stora Enso Oyj - Class R	$2,987,659
163,338	Talvivaara Mining Co. Plc(b)	14,297
5,454	Technopolis Oyj	33,396
675	Teleste Oyj	4,270
15,464	Tieto Oyj	339,543
16,032	Tikkurila Oyj	402,178
307,226	UPM-Kymmene Oyj	4,715,398
7,802	Uponor Oyj	125,009
3,176	Vacon Oyj	231,866
3,684	Vaisala Oyj - Class A	114,577
67,391	Valmet Corp.(b)	568,522
70,509	Wartsila Oyj Abp	3,829,520
93,678	YIT Oyj	1,178,793
		34,153,336
FRANCE — 2.0%
3,657	ABC Arbitrage	24,316
24,037	Accor SA	1,147,143
542	Affine SA REIT	11,192
61,626	Air France-KLM(b)	709,142
1,491	Akka Technologies SA	47,056
8,030	ALBIOMA	196,025
1,039,619	Alcatel-Lucent(b)	4,202,223
5,620	Altamir	81,861
9,534	Alten SA	430,055
60,387	Altran Technologies SA	552,031
786	ANF Immobilier REIT	25,230
4,889	April	110,117
34,890	Arkema SA	3,724,047
4,828	Assystem	134,659
14,002	AtoS	1,225,423
1,151	Aurea SA	6,830
653	Axway Software SA	24,308
10,625	Beneteau SA(b)	162,216
2,529	Bigben Interactive(b)	25,036
3,331	BioMerieux	350,329
132,613	Boiron SA(d)	9,389,955
2,516	Bollore SA	1,357,340
13	Bollore SA(b)	6,715
11,728	Bonduelle SCA	297,530
2,288	Bongrain SA	185,151
22,662	Bourbon SA	625,807
267	Boursorama(b)	3,119
2,400	Bull(b)	11,912
77	Burelle SA	53,275
1,101	Cegedim SA(b)	34,599
2,386	Cegid Group	86,565
124,773	CGG SA(b)	1,859,521
90	Cie des Alpes	1,912
2,926	Ciments Francais SA	231,412
10,437	Club Mediterranee SA(b)	244,368
19,052	Derichebourg SA(b)	65,755
126	Devoteam SA	2,495
22,092	Edenred	617,366
17,202	Eiffage SA	999,825
494	Electricite de Strasbourg	68,358
Shares		Value
FRANCE (continued)
280	Eramet	$26,733
373	Esso SA Francaise	20,872
23,686	Etablissements Maurel et Prom	383,186
42,035	Euler Hermes SA	5,159,060
29,284	Eutelsat Communications SA	889,243
1,226	Exel Industries SA - Class A	97,491
1,098	Faiveley Transport SA	80,071
16,125	Faurecia(b)	636,453
1,000	Fimalac	66,748
539	Fleury Michon SA	43,617
3,002	Fonciere Des Regions REIT	246,168
11,234	GameLoft SA(b)	102,575
202	Gaumont SA	11,442
1,559	Gecina SA REIT	190,331
2,835	GL Events	64,466
257	Groupe Crit	12,756
152,389	Groupe Eurotunnel SA	1,682,455
922	Groupe Flo	3,780
17,014	Groupe Steria SCA	344,204
1,572	Guerbet	54,276
8,241	Haulotte Group SA(b)	121,928
46,382	Havas SA	363,887
9,817	ICADE REIT	861,942
15,635	Imerys SA	1,273,869
116,530	Ingenico	10,009,840
1,513	Interparfums SA	63,463
1,695	Ipsen SA	71,154
33,164	IPSOS	1,423,040
6,240	Jacquet Metal Service	114,036
27,960	JCDecaux SA	1,193,707
31,494	Klepierre REIT	1,366,885
3,023	Korian SA	96,221
33,822	Lagardere SCA	1,195,368
936	Laurent-Perrier	89,504
1,354	Lectra	14,445
9,937	LISI	1,668,564
735	Maisons France Confort	29,947
2,524	Manitou BF SA	44,254
467	Manutan International	31,335
352,023	Medica SA(d)	10,089,000
3,940	Mersen	123,283
2,556	METabolic EXplorer SA(b)	10,514
6,297	Metropole Television SA	136,607
3,180	Montupet	168,940
1,975	Mr Bricolage(b)	27,569
1,519	Naturex	126,507
171,920	Neopost SA(d)	14,584,622
144,372	Nexans SA	6,779,029
10,353	Nexity SA	413,869
873	Norbert Dentressangle SA	121,027
7,604	NRJ Group(b)	79,276
8,658	Orpea	474,792
1,855	Parrot SA(b)	50,988
43,829	Peugeot SA(b)	673,588
1,519	Pierre & Vacances SA(b)	59,391
29,736	Plastic Omnium SA	770,220

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
FRANCE (continued)
12,927	Rallye SA	$507,351
5,662	Remy Cointreau SA	422,903
97,230	Rexel SA	2,498,121
188,409	Rubis SCA(d)	12,244,234
8,266	Saft Groupe SA	289,413
1,023	Sartorius Stedim Biotech	182,607
6,172	Schneider Electric SA(b)	498,538
135,370	SCOR SE	4,392,747
7,341	SEB SA	575,439
276	Seche Environnement SA	12,284
7,940	Societe BIC SA	914,420
7,186	Societe d’Edition de Canal +	56,891
696	Societe Internationale de Plantations d’Heveas SA	47,630
41,718	Societe Television Francaise 1	770,836
30,878	SOITEC(b)	61,219
19,387	Solocal Group(b)	34,515
724	Somfy SA	199,199
1,699	Sopra Group SA	186,731
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	54,175
1,492	Stef SA	119,911
28,979	Suez Environnement Co.	519,234
1,654	Sword Group	39,708
1,560	Synergie SA	35,978
26,299	Technicolor SA(b)	130,635
17,738	Teleperformance SA	1,038,275
155	Tessi SA	20,161
16,096	Theolia SA(b)	27,570
82	Thermador Groupe	7,742
451	Touax SA	11,983
2,866	Trigano SA(b)	72,901
47,222	UBISOFT Entertainment(b)	660,451
34,483	Valeo SA	3,855,008
55,375	Vallourec SA	2,766,696
2,243	Valneva SE(b)	15,217
3,188	Valneva SE - Preference Shares(b)	1,591
41,456	Veolia Environnement SA	651,935
602	Vetoquinol SA	29,254
4,985	Vicat	348,940
1,404	VIEL & Cie SA	4,317
808	Vilmorin & Cie SA	105,870
1,445	Virbac SA	322,930
107	VM Materiaux SA(b)	4,113
748	Vranken - Pommery Monopole SA	22,497
11,613	Zodiac Aerospace	2,047,096
		130,980,023
GABON — 0.0%
55	Total Gabon	33,753
GEORGIA — 0.0%
1,613	Bank of Georgia Holdings Plc	57,010
Shares		Value
GERMANY — 3.3%
30,393	Aareal Bank AG(b)	$1,120,702
37,576	ADVA Optical Networking SE(b)	193,594
10,093	Air Berlin Plc(b)	27,266
17,687	Aixtron SE(b)	270,034
2,408	Allgeier SE	53,230
5,308	Alstria Office REIT AG	68,891
920	Amadeus Fire AG	74,312
640	AS Creation Tapeten AG	32,024
17,899	Aurubis AG	1,036,836
18,722	Axel Springer SE	1,198,895
8,917	Balda AG	45,099
5,210	Bauer AG	133,157
8,256	BayWa AG	430,922
10,613	Bechtle AG	783,110
1,967	Bertrandt AG	292,749
594	Bijou Brigitte AG	59,228
155,898	Bilfinger SE	17,979,416
1,210	Biotest AG	132,546
23,015	Borussia Dortmund GmbH & Co. KGaA	113,546
9,611	Brenntag AG	1,659,192
4,102	CANCOM SE	183,261
8,816	Carl Zeiss Meditec AG	258,434
42,074	Celesio AG	1,390,266
2,761	CENIT AG	41,725
8,279	CENTROTEC Sustainable AG	213,214
3,390	Cewe Stiftung & Co. KGaA	199,687
17,476	Comdirect Bank AG	199,732
1,794	CompuGroup Medical AG	47,787
7,207	Constantin Medien AG(b)	15,717
9,256	CropEnergies AG	71,781
6,999	CTS Eventim AG	357,667
3,708	DAB Bank AG	18,504
419	Delticom AG	18,211
3,806	Deutsche Beteiligungs AG	113,803
141,598	Deutsche Lufthansa AG(b)	3,373,564
20,846	Deutsche Wohnen AG	390,660
52,450	Deutz AG(b)	521,706
20,474	Dialog Semiconductor Plc(b)	398,738
41,937	DMG MORI SEIKI AG	1,356,893
2,601	Dr Hoenle AG	44,376
869	Draegerwerk AG & Co. KGaA	88,136
17,862	Drillisch AG	549,387
58,135	Duerr AG	4,901,233
1,652	Eckert & Ziegler AG	59,623
9,177	Elmos Semiconductor AG	153,228
216,951	ElringKlinger AG(d)	8,029,045
4,231	Euromicron AG	84,055
42,200	Evotec AG(b)	233,354
99,922	Fielmann AG(d)	10,982,054
2,910	First Sensor AG(b)	32,422
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,326,082
51,919	Freenet AG	1,584,984
5,957	Fuchs Petrolub SE	458,435

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
GERMANY (continued)
939,581	GEA Group AG(d)	$44,080,282
7,461	Gerresheimer AG	501,626
7,035	Gerry Weber International AG	313,109
2,345	Gesco AG	232,776
107,237	GFK SE(d)	5,893,732
5,545	GFT Technologies AG	51,969
6,604	Grammer AG	311,919
3,340	Grenkeleasing AG	311,184
994	H&R AG(b)	11,714
4,973	Hamborner AG REIT	49,566
5,987	Hamburger Hafen und Logistik AG	149,786
29,934	Hannover Rueck SE	2,377,925
656	Hansa Group AG(b)	1,138
1,410	Hawesko Holding AG	75,411
139,416	Heidelberger Druckmaschinen AG(b)	573,872
24,960	Hochtief AG	1,990,875
4,021	Homag Group AG	105,806
125	Hornbach Baumarkt AG	5,058
5,907	Hugo Boss AG	748,085
12,049	Indus Holding AG	475,671
502	Init Innovation In Traffic Systems AG	16,865
2,380	Isra Vision AG	128,333
17,344	Jenoptik AG	292,166
59,763	K+S AG	1,780,517
75,344	Kloeckner & Co. SE(b)	1,125,917
4,129	Koenig & Bauer AG	69,499
5,774	Kontron AG	40,098
6,898	Krones AG	551,784
210	KSB AG	134,534
4,386	KUKA AG	210,264
1,128	KWS Saat AG	389,415
61,859	Lanxess AG	4,067,201
798	Leifheit AG	36,340
26,280	Leoni AG	2,040,869
4,388	LPKF Laser & Electronics AG	115,640
1,101	Manz AG(b)	101,851
1,288	Medigene AG(b)	6,570
151	MLP AG	1,158
408	Mobotix AG	8,240
7,734	Morphosys AG(b)	677,592
207,286	MTU Aero Engines AG	18,409,580
384	Muehlbauer Holding AG & Co. KGaA	9,932
3,842	MVV Energie AG	129,543
1,551	Nemetschek AG	109,466
2,244	Nexus AG	33,140
16,879	Nordex SE(b)	225,486
307,941	NORMA Group SE(d)	16,652,363
1,021	OHB AG	27,128
20,788	OSRAM Licht AG(b)	1,218,065
23,168	Patrizia Immobilien AG(b)	241,507
1,728	Pfeiffer Vacuum Technology AG	205,323
Shares		Value
GERMANY (continued)
19,644	PNE Wind AG	$67,613
686	Progress-Werk Oberkirch AG	44,271
669	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	12,424
1,474	Puma SE	419,368
1,608	PVA TePla AG	5,964
75,197	QSC AG	409,732
870	R Stahl AG	43,409
19,441	Rational AG(d)	5,986,082
42,668	Rheinmetall AG	2,737,784
64,835	Rhoen Klinikum AG	1,911,953
21,392	SAF-Holland SA(b)	339,439
9,712	Salzgitter AG	430,291
819	Schaltbau Holding AG	51,584
22,076	SGL Carbon SE	824,742
581	SHW AG	40,747
5,403	Singulus Technologies AG(b)	18,145
14,802	Sixt SE	484,376
840	SKW Stahl-Metallurgie Holding AG	13,425
1,998	SMA Solar Technology AG	83,779
1,942	SMT Scharf AG	53,693
19,351	Software AG	719,285
25,170	Stada Arzneimittel AG	1,201,384
11,191	Stroeer Media AG(b)	196,365
66,797	Suedzucker AG	1,666,659
328	Surteco SE	11,834
21,586	Suss Microtec AG(b)	210,692
481,382	Symrise AG(d)	21,934,710
30,278	TAG Immobilien AG	366,913
9,742	Takkt AG	183,291
1,332	Technotrans AG	13,671
115,906	Telefonica Deutschland Holding AG	924,497
1,753	Telegate AG	13,505
2,222	Tipp24 SE(b)	149,842
9,954	Tom Tailor Holding AG(b)	204,195
4,964	Tomorrow Focus AG	27,449
85,070	TUI AG(b)	1,451,393
34,543	United Internet AG	1,505,738
1,887	Vossloh AG	179,398
6,164	VTG AG	119,256
9,072	Wacker Chemie AG	1,080,149
17,355	Wacker Neuson SE	292,585
62	Washtec AG	907
5,556	Wincor Nixdorf AG	395,203
166	XING AG	18,896
		218,567,041
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	54,923
124,461	Bwin.Party Digital Entertainment Plc	234,269
		289,192

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
GREECE — 0.0%
811	Aegean Airlines SA(b)	$7,854
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
1,098	Astir Palace Hotel SA(b)	5,450
2,153	Athens Water Supply & Sewage Co. SA (The)	22,040
4,816	Bank of Greece	97,236
57,616	Ellaktor SA(b)	261,096
3,480	Folli Follie SA(b)	104,900
10,782	Frigoglass SA(b)	63,984
17,301	GEK Terna Holding Real Estate Construction SA(b)	77,702
10,539	Hellenic Exchanges - Athens Stock Exchange SA Holding	103,620
28,693	Hellenic Petroleum SA	278,242
22,617	Intracom Holdings SA(b)	18,851
31,091	Intralot SA-Integrated Lottery Systems & Services	81,769
13,884	JUMBO SA(b)	235,941
2,599	Lamda Development SA(b)	18,964
6,590	Metka SA	104,878
5,531	Motor Oil (Hellas) Corinth Refineries SA	63,706
26,955	Mytilineos Holdings SA(b)	211,219
1,037	OPAP SA	13,357
618	Piraeus Port Authority	14,586
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA	103,226
5,302	Sarantis SA	47,553
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	34,848
647	Thessaloniki Port Authority SA	20,070
592	Titan Cement Co. SA(b)	15,889
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		2,006,981
GUERNSEY — 0.1%
7,397	Raven Russia Ltd.(b)	9,637
934,100	Resolution Ltd.	5,352,983
86,000	Tethys Petroleum Ltd.(b)	45,558
		5,408,178
HONG KONG — 1.4%
554,000	361 Degrees International Ltd.	143,427
66,000	Ajisen China Holdings Ltd.	77,954
44,000	Allan International Holdings Ltd.	12,978
30,000	Allied Group Ltd.	128,288
1,473,693	Allied Properties HK Ltd.(d)	284,724
5,193,000	AMVIG Holdings Ltd.(d)	2,133,706
388,000	Anxin-China Holdings Ltd.	98,452
121,500	APT Satellite Holdings Ltd.	153,209
144,000	Asia Financial Holdings Ltd.(d)	58,425
Shares		Value
HONG KONG (continued)
58,000	Asia Satellite Telecommunications Holdings Ltd.	$224,117
421,877	Asia Standard International Group Ltd.	99,440
174,000	Asian Citrus Holdings Ltd.	46,168
423,500	ASM Pacific Technology Ltd.	3,971,097
80,000	Associated International Hotels Ltd.(d)	232,876
820,000	AVIC International Holding HK Ltd.(b)	33,270
89,000	Beijing Development HK Ltd.(b)	32,556
84,000	Beijing Enterprises Holdings Ltd.	714,083
1,217,000	Beijing Enterprises Water Group Ltd.	689,714
244,000	Beijing Properties Holdings Ltd.(b)	20,742
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	0
144,000	Bonjour Holdings Ltd.	28,378
1,392,000	Bosideng International Holdings Ltd.	252,804
218,000	Bossini International Holdings Ltd.	18,251
158,000	Brightoil Petroleum Holdings Ltd.(b)	42,737
56,897	Brilliant Circle Holdings International Ltd.	14,584
1,864,354	Brockman Mining Ltd.(b)(d)	97,254
765,791	C C Land Holdings Ltd.	165,709
106,000	Cafe de Coral Holdings Ltd.	324,944
23,000	Carnival Group International Holdings Ltd.(b)	1,185
174,000	Carrianna Group Holdings Co. Ltd.	43,703
718,800	Century City International Holdings Ltd.	58,328
1,590,446	Champion Technology Holdings Ltd.	42,610
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	27,657
84,000	Chen Hsong Holdings	25,534
119,243	Cheuk Nang Holdings Ltd.	112,734
114,000	Cheung Wo International Holdings Ltd.(b)	11,894
80,000	Chevalier International Holdings Ltd.	137,046
2,844,000	Chigo Holding Ltd.(b)	69,234
1,214,000	China Aerospace International Holdings Ltd.	123,530
1,145,137	China Agri-Industries Holdings Ltd.	510,340
136,000	China All Access Holdings Ltd.	61,310
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
1,242,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	$29,755
120,000	China Electronics Corp. Holdings Co. Ltd.	27,821
746,000	China Energine International Holdings Ltd.(b)	75,909
110,000	China Energy Development Holdings Ltd.(b)	1,020
480,000	China Environmental Investment Holdings Ltd.(b)	11,190
3,491,000	China Everbright International Ltd.	4,604,426
344,000	China Everbright Ltd.	466,122
232,000	China Fiber Optic Network System Group Ltd.	54,087
140,000	China Financial Services Holdings Ltd.	10,098
76,936	China Flavors & Fragrances Co. Ltd.(b)	13,774
188,000	China Foods Ltd.(b)	66,349
618,000	China Glass Holdings Ltd.(b)	64,476
159,000	China Green Holdings Ltd.(b)	13,721
872,000	China Haidian Holdings Ltd.(b)	84,237
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	1,037,592
790,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	477,228
870,000	China Household Holdings Ltd.(b)	114,300
12,236,000	China Lumena New Materials Corp.	2,174,925
165,475	China Merchants Holdings International Co. Ltd.	562,681
216,000	China Metal International Holdings, Inc.	72,892
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	43,996
694,000	China Mining Resources Group Ltd.(b)	5,721
632,557	China New Town Development Co. Ltd.(b)	48,885
740,000	China Nickel Resources Holding Co. Ltd.(b)	30,977
40,460	China Ocean Resources Co. Ltd.(b)	117,560
1,060,000	China Oil and Gas Group Ltd.	180,221
213,000	China Outdoor Media Group Ltd.(b)	8,093
253,500	China Overseas Grand Oceans Group Ltd.	205,378
460,000	China Power International Development Ltd.	154,641
600,000	China Power New Energy Development Co. Ltd.(b)	59,507
1,128,000	China Precious Metal Resources Holdings Co. Ltd.(b)	162,724
353,000	China Properties Group Ltd.(b)	84,569
Shares		Value
HONG KONG (continued)
400,000	China Resources and Transportation Group Ltd.(b)	$21,381
650,440	China Resources Cement Holdings Ltd.	444,864
316,000	China Resources Enterprise Ltd.	940,210
164,800	China Resources Gas Group Ltd.	511,564
2,466,600	China Singyes Solar Technologies Holdings Ltd.	2,814,868
1,230,000	China South City Holdings Ltd.	638,463
535,000	China Starch Holdings Ltd.	15,574
275,440	China State Construction International Holdings Ltd.	500,232
970,000	China Strategic Holdings Ltd.(b)	20,615
136,400	China Taiping Insurance Holdings Co. Ltd.(b)	238,583
8,000	China Tianyi Holdings Ltd.	1,195
126,000	China Traditional Chinese Medical Co. Ltd.(b)	51,609
1,162,000	China Travel International Investment Hong Kong Ltd.	221,510
553,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	70,516
86,000	China Water Affairs Group Ltd.	26,806
2,340,000	China WindPower Group Ltd.(b)	226,049
57,000	Chong Hing Bank Ltd.	225,025
99,000	Chow Sang Sang Holdings International Ltd.	265,869
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	55,852
64,000	Chuang’s China Investments Ltd.	4,287
413,500	Chuang’s Consortium International Ltd.	56,456
90,000	CIMC Enric Holdings Ltd.	144,671
548,000	CITIC Pacific Ltd.	684,665
1,555,000	CITIC Resources Holdings Ltd.(b)	190,274
449,000	CITIC Telecom International Holdings Ltd.	135,328
1,018,000	CK Life Sciences International Holdings, Inc.	99,652
68,000	Clear Media Ltd.	62,186
118,000	Coastal Greenland Ltd.(b)	5,168
151,387	Comba Telecom Systems Holdings Ltd.(b)	51,868
8,000	Convenience Retail Asia Ltd.	5,389
156,000	Cosco International Holdings Ltd.	62,691
431,130	COSCO Pacific Ltd.	551,421
94,000	Cosmos Machinery Enterprises Ltd.(b)	7,022
1,010,000	CP Lotus Corp.(b)	23,026
1,238,000	CP Pokphand Co. Ltd.	117,999
42,000	Cross-Harbour Holdings Ltd.	34,352
2,759,335	CSI Properties Ltd.	103,069

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
424,000	CSPC Pharmaceutical Group Ltd.	$351,158
208,000	CST Mining Group Ltd.(b)	1,634
85,000	Culturecom Holdings Ltd.(b)	16,422
391,000	Dah Chong Hong Holdings Ltd.	230,154
249,040	Dah Sing Banking Group Ltd.	361,188
89,450	Dah Sing Financial Holdings Ltd.	429,749
270,000	Dan Form Holdings Co. Ltd.	27,126
132,000	Dawnrays Pharmaceutical Holdings Ltd.	96,061
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	23,917
160,550	Dickson Concepts International Ltd.	90,989
275,000	Digital China Holdings Ltd.	269,552
275,000	Dingyi Group Investment Ltd.(b)(c)(d)	7,580
256,000	DMX Technologies Group Ltd.	41,104
295,000	Dorsett Hospitality International Ltd.	55,855
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,756
236,000	EcoGreen Fine Chemicals Group Ltd.	52,284
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	40,328
264,000	Emperor Capital Group Ltd.	13,262
325,000	Emperor Entertainment Hotel Ltd.	181,676
796,416	Emperor International Holdings Ltd.	209,265
43,230,000	Emperor Watch & Jewellery Ltd.(d)	2,839,756
580,000	EPI Holdings Ltd.(b)	19,050
789,100	Esprit Holdings Ltd.(b)	1,487,986
504,000	eSun Holdings Ltd.(b)	68,812
452,000	EVA Precision Industrial Holdings Ltd.	56,472
9,500	Fairwood Holdings Ltd.	19,284
394,487	Far East Consortium International Ltd.	145,320
1,182,000	First Pacific Co. Ltd.	1,170,764
402,982	Fortune Oil Plc	57,965
452,000	Fountain SET Holdings Ltd.(b)	61,712
2,276,000	Franshion Properties China Ltd.	729,957
78,000	Future Bright Holdings Ltd.	44,205
1,492,000	GCL-Poly Energy Holdings Ltd.(b)	507,339
1,310,000	Geely Automobile Holdings Ltd.	536,567
498,000	Genting Hong Kong Ltd.(b)(d)	201,412
1,358,000	Get Nice Holdings Ltd.	58,596
456,000	Giordano International Ltd.	327,736
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(b)	96,206
Shares		Value
HONG KONG (continued)
128,000	Global Sweeteners Holdings Ltd.(b)	$7,749
1,757,000	Glorious Property Holdings Ltd.(b)	282,883
122,000	Glorious Sun Enterprises Ltd.	28,285
220,000	Gold Peak Industries Holding Ltd.	21,536
220,000	Goldbond Group Holdings Ltd.	11,618
1,302,175	Golden Meditech Holdings Ltd.	117,407
140,000	Goldin Properties Holdings Ltd.(b)	63,654
98,000	Goldlion Holdings Ltd.	45,947
16,000	Good Friend International Holdings, Inc.	4,534
219,960	Great Eagle Holdings Ltd.	721,036
8,121,000	G-Resources Group Ltd.(b)	207,110
584,000	Guangdong Investment Ltd.	541,590
206,666	Guangdong Land Holdings Ltd.	39,396
184,000	Guangnan Holdings Ltd.	24,174
3,000	Guoco Group Ltd.	36,284
216,000	Guotai Junan International Holdings Ltd.	112,955
142,000	Haier Electronics Group Co. Ltd.	415,183
226,738	Haitong International Securities Group Ltd.	118,278
3,316,000	Hanergy Solar Group Ltd.(b)	469,821
1,232,000	Hao Tian Development Group Ltd.(b)	41,258
114,000	Harbour Centre Development Ltd.(d)	199,990
2,439,359	Heng Tai Consumables Group Ltd.(b)	52,471
953,400	Hengdeli Holdings Ltd.	202,621
426,000	Hi Sun Technology (China) Ltd.(b)	109,740
2,008,035	HKC Holdings Ltd.(b)	64,143
365,200	HKR International Ltd.	168,399
186,000	Hon Kwok Land Investment Co. Ltd.	63,966
5,200	Hong Kong Aircraft Engineering Co. Ltd.	67,312
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	49,267
227,000	Hong Kong Television Network Ltd.(b)	85,083
316,651	Hongkong & Shanghai Hotels (The)	433,958
727,700	Hongkong Chinese Ltd.	177,149
102,500	Hopewell Highway Infrastructure Ltd.	47,792
304,000	Hopewell Holdings Ltd.	1,055,256
400,000	Hopson Development Holdings Ltd.(b)	371,983
376,000	Hsin Chong Construction Group Ltd.	50,851
473,280	Hua Han Bio-Pharmaceutical Holdings Ltd.	110,947

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
487,000	Huabao International Holdings Ltd.	$247,144
259,631	Hung Hing Printing Group Ltd.	37,789
1,402,000	Hutchison Harbour Ring Ltd.	113,766
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	528,974
47,000	Hysan Development Co. Ltd.	185,850
2,136,000	Imagi International Holdings Ltd.(b)	24,486
199,000	Inspur International Ltd.	40,755
598,000	Integrated Waste Solutions Group Holdings Ltd.(b)	30,810
352,500	Interchina Holdings Co.(b)	22,247
1,446,250	International Standard Resources Holdings Ltd.(b)	24,217
144,000	IRC Ltd.(b)	13,169
398,000	IT Ltd.	100,989
99,000	ITC Properties Group Ltd.	39,147
134,000	Jinhui Holdings Co. Ltd.(b)	31,930
842,500	Johnson Electric Holdings Ltd.	753,104
454,000	Ju Teng International Holdings Ltd.	302,324
666,881	K Wah International Holdings Ltd.	520,531
1,940,000	Kai Yuan Holdings Ltd.(b)	45,728
42,000	Keck Seng Investments	27,157
323,000	Kerry Properties Ltd.	1,038,003
278,000	King Stone Energy Group Ltd.(b)	10,563
396,200	Kingboard Chemical Holdings Ltd.	889,993
591,500	Kingboard Laminates Holdings Ltd.	220,180
196,000	Kingmaker Footwear Holdings Ltd.	38,625
1,696,000	Kingston Financial Group Ltd.	190,051
417,000	Kowloon Development Co. Ltd.	485,009
767,000	KWG Property Holding Ltd.	399,119
2,412,000	Lai Fung Holdings Ltd.	60,270
8,286,750	Lai Sun Development(b)	208,135
603,200	Lai Sun Garment International Ltd.(b)	95,564
9,000	Lam Soon Hong Kong Ltd.	8,115
208,000	Landsea Green Properties Co. Ltd.(b)	19,022
116,000	Le Saunda Holdings Ltd.	56,029
68,000	Lee & Man Chemical Co. Ltd.	31,356
807,200	Lee & Man Paper Manufacturing Ltd.	541,682
15,000	Lee’s Pharmaceutical Holdings Ltd.	14,123
74,000	Lerado Group Holding Co. Ltd.	9,436
92,000	Lifestyle International Holdings Ltd.	164,950
3,159,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,025,359
Shares		Value
HONG KONG (continued)
1,924,000	Lippo China Resources Ltd.	$95,409
102,000	Lippo Ltd.	58,070
156,000	Liu Chong Hing Investment Ltd.	307,025
62,500	LK Technology Holdings Ltd.(b)	7,889
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	46,350
170,000	Luen Thai Holdings Ltd.	53,646
80,000	Luk Fook Holdings International Ltd.	259,151
96,000	Lung Kee (Bermuda) Holdings	34,870
1,658,000	Magnificent Estates	76,880
59,200	Man Wah Holdings Ltd.	108,277
38,000	Man Yue Technology Holdings Ltd.	4,846
580,000	Mei Ah Entertainment Group Ltd.(b)	8,890
114,000	Melco International Development Ltd.	414,810
196,000	Midland Holdings Ltd.	89,874
388,000	MIE Holdings Corp.	68,966
108,000	MIN XIN Holdings Ltd.	56,338
1,210,000	Ming Fung Jewellery Group Ltd.(b)	21,196
642,000	Mingfa Group International Co. Ltd.(b)	168,691
780,000	Minmetals Land Ltd.	95,443
42,000	Miramar Hotel & Investment Co. Ltd.	53,015
6,221,148	Nan Hai Corp. Ltd.(b)	46,476
10,000	Natural Beauty Bio-Technology Ltd.	573
68,000	Nature Flooring Holding Co. Ltd.	11,036
478,000	Neo-Neon Holdings Ltd.(b)	104,050
1,650,000	Neptune Group Ltd.(b)	64,820
69,500	NetDragon Websoft, Inc.	141,797
872,000	New Century Group Hong Kong Ltd.	17,072
1,235,100	New World China Land Ltd.	650,655
78,000	New World Department Store China Ltd.	39,584
478,000	Newocean Energy Holdings Ltd.	407,579
434,000	Next Media Ltd.(b)	50,310
812,000	Nine Dragons Paper Holdings Ltd.	694,464
260,000	North Asia Resources Holdings Ltd.(b)	5,191
141,000	NWS Holdings Ltd.	204,858
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	42,666
162,000	Orient Overseas International Ltd.	676,061
113,200	Oriental Watch Holdings	29,015

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
66,000	Overseas Chinese Town Asia Holdings Ltd.	$25,673
718,164	Pacific Andes International Holdings Ltd.	29,137
10,728,000	Pacific Basin Shipping Ltd.(d)	6,632,628
236,000	Pacific Textile Holdings Ltd.	334,980
323,240	Paliburg Holdings Ltd.	104,086
59,000	PAX Global Technology Ltd.(b)	28,270
989,000	PCCW Ltd.	450,947
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	14,770
296,000	Phoenix Satellite Television Holdings Ltd.	108,277
368,000	Pico Far East Holdings Ltd.	105,701
60,000	Playmates Holdings Ltd.	82,691
76,000	Playmates Toys Ltd.(b)	36,121
990,977	PNG Resources Holdings Ltd.	9,956
1,329,000	Poly Property Group Co. Ltd.	635,074
1,200,000	Polytec Asset Holdings Ltd.	174,657
13,000	Ports Design Ltd.	9,343
496,000	Pou Sheng International Holdings Ltd.(b)	22,680
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	20,557
88,000	Public Financial Holdings Ltd.	41,825
2,696,000	PYI Corp. Ltd.	60,769
405,000	Real Nutriceutical Group Ltd.	87,116
386,200	Regal Hotels International Holdings Ltd.	201,959
133,000	Regent Manner International Holdings Ltd.	21,413
5,081,033	REXLot Holdings Ltd.	798,431
86,000	Rising Development Holdings Ltd.(b)	20,825
176,000	SA SA International Holdings Ltd.	168,433
390,000	Samson Holding Ltd.	56,261
58,000	SAS Dragon Holding Ltd.	32,049
92,000	SEA Holdings Ltd.(d)	50,717
259,516	Shanghai Industrial Holdings Ltd.	864,073
1,059,000	Shanghai Industrial Urban Development Group Ltd.(b)	230,520
3,660,000	Shanghai Zendai Property Ltd.(b)	61,756
248,000	Shangri-La Asia Ltd.	412,066
150,000	Shenyin Wanguo HK Ltd.	50,040
4,515,000	Shenzhen International Holdings Ltd.	587,361
1,144,380	Shenzhen Investment Ltd.	409,771
689,629	Shimao Property Holdings Ltd.	1,506,493
3,156,000	Shougang Concord International Enterprises Co. Ltd.(b)	156,503
508,000	Shougang Concord Technology Holdings(b)	27,809
Shares		Value
HONG KONG (continued)
1,558,000	Shougang Fushan Resources Group Ltd.	$429,444
1,163,750	Shun Tak Holdings Ltd.	674,525
370,000	Silver Grant International Ltd.	47,657
507,000	SIM Technology Group Ltd.(b)	24,489
854,000	Singamas Container Holdings Ltd.	193,596
548,000	Sino Biopharmaceutical Ltd.	464,443
3,935,000	Sino Oil And Gas Holdings Ltd.(b)	102,888
1,400,000	Sinofert Holdings Ltd.	205,569
212,000	Sinopec Kantons Holdings Ltd.	244,937
914,000	Sinotrans Shipping Ltd.	300,201
38,000	SIS International Holdings(d)	14,659
905,278	Skyworth Digital Holdings Ltd.	495,560
106,910	SmarTone Telecommunications Holding Ltd.	117,736
1,267,934	SMI Corp. Ltd.(b)	43,278
122,843	SOCAM Development Ltd.	118,669
731,000	Solargiga Energy Holdings Ltd(b)	36,720
366,000	Solomon Systech International Ltd.(b)	19,564
20,000	Soundwill Holdings Ltd.	35,550
696,000	South China China Ltd.(b)(d)	61,856
360,000	Sparkle Roll Group Ltd.(b)	28,749
1,413,428	SRE Group Ltd.(b)	42,601
94,000	Stella International Holdings Ltd.	221,325
60,500	Stelux Holdings International Ltd.	17,767
204,000	Success Universe Group Ltd.(b)	12,218
16,000	Sun Hing Vision Group Holdings Ltd.	4,946
371,801	Sun Hung Kai & Co. Ltd.	215,501
1,802,000	Superb Summit International Group Ltd.(b)	150,867
302,000	TAI Cheung Holdings Ltd.(d)	215,109
6,000	Tan Chong International Ltd.	2,318
6,000	Tao Heung Holdings Ltd.	4,305
698,000	TCC International Holdings Ltd.	348,829
228,000	TCL Multimedia Technology Holdings Ltd.	105,721
256,000	Techtronic Industries Co.	661,120
79,000	Television Broadcasts Ltd.	494,017
108,000	Texhong Textile Group Ltd.	120,606
144,000	Texwinca Holdings Ltd.	138,180
185,800	Tian An China Investment	163,453
106,000	Tianjin Development Holdings Ltd.(b)	66,218
986,000	Tianjin Port Development Holdings Ltd.	142,240
488,000	Tianneng Power International Ltd.	216,224
215,000	Tibet 5100 Water Resources Holdings Ltd.	93,601

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	$766
124,252	Tomson Group Ltd.	35,849
1,740,000	Tongda Group Holdings Ltd.	186,017
276,000	Town Health International Investments Ltd.(b)	89,585
203,000	Towngas China Co. Ltd.	237,153
500,000	TPV Technology Ltd.	103,686
154,000	Tradelink Electronic Commerce Ltd.	44,829
84,000	Transport International Holdings Ltd.(d)	169,000
472,000	Trinity Ltd.	135,573
394,000	Truly International Holdings Ltd.	217,710
128,000	TSC Group Holdings Ltd.(b)	59,023
20,000	Tse Sui Luen Jewellery International Ltd.	7,805
1,230,000	United Energy Group Ltd.(b)	183,776
288,500	United Laboratories International Holdings Ltd. (The)(b)	165,732
230,000	Universal Technologies Holdings Ltd.(b)	13,331
44,000	Up Energy Development Group Ltd.(b)	2,579
277,000	Value Partners Group Ltd.	180,176
188,000	Varitronix International Ltd.	204,374
348,000	Vedan International Holdings Ltd.	19,274
666,621	Victory City International Holdings Ltd.	101,318
244,000	Vitasoy International Holdings Ltd.	339,421
761,200	VODone Ltd.(b)	143,145
483,600	VST Holdings Ltd.	125,824
30,400	VTech Holdings Ltd.	367,676
3,680,000	Wang On Group Ltd.	63,515
178,000	Wasion Group Holdings Ltd.	107,298
396,000	Welling Holding Ltd.	124,455
96,000	Win Hanverky Holdings Ltd.	15,456
50,412	Wing Hang Bank Ltd.	718,149
77,000	Wing On Co. International Ltd.(d)	202,819
230,000	Wing Tai Properties Ltd.(d)	139,236
838,000	Xinyi Glass Holdings Ltd.	682,161
221,500	XTEP International Holdings	111,552
1,040,000	Yanchang Petroleum International Ltd.(b)	56,931
230,000	Yeebo International Holdings(d)	34,661
45,000	YGM Trading Ltd.	97,375
2,427,000	Yingde Gases Group Co. Ltd.	2,138,216
98,000	Yip’s Chemical Holdings Ltd.	79,397
45,000	Youyuan International Holdings Ltd.	12,404
Shares		Value
HONG KONG (continued)
204,000	Yue Yuen Industrial Holdings Ltd.	$630,619
3,396,200	Yuexiu Property Co. Ltd.	695,530
116,191	Yuexiu Transport Infrastructure Ltd.	57,468
906,000	Yugang International Ltd.(b)	6,302
306,000	Zhuhai Holdings Investment Group Ltd.(b)	54,785
		94,316,490
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc	33,012
1,122	Richter Gedeon Nyrt	22,688
		55,700
INDIA — 0.9%
355	3M India Ltd.(b)	20,454
1,375	Aban Offshore Ltd.	9,847
2,753	ABB India Ltd.	25,480
2,732	ABG Shipyard Ltd.(b)	12,937
17,582	ACC Ltd.	283,661
43,270	Adani Enterprises Ltd.(b)	164,952
47,479	Adani Power Ltd.(b)	24,704
25,742	Aditya Birla Nuvo Ltd.	453,191
136,411	AIA Engineering Ltd.(d)	1,113,626
1,605	Ajanta Pharma Ltd.	24,182
623	Akzo Nobel India Ltd.	7,726
20,592	Alembic Pharmaceuticals Ltd.	73,126
36,030	Allahabad Bank	45,688
810	Allcargo Logistics Ltd.	1,662
241,287	Alok Industries Ltd.	26,957
1,082	Alstom India Ltd.	5,496
573,838	Amara Raja Batteries Ltd.(d)	3,048,929
103,213	Ambuja Cements Ltd.	262,171
25,289	Amtek Auto Ltd.	26,135
44,785	Anant Raj Ltd.(b)	36,275
229,025	Apollo Hospitals Enterprise Ltd.(d)	3,400,192
99,796	Apollo Tyres Ltd.	180,463
71,434	Arvind Ltd.	169,136
287,392	Ashok Leyland Ltd.(b)	75,454
59,016	Aurobindo Pharma Ltd.(b)	444,162
809,115	Bajaj Electricals Ltd.(d)	2,708,027
8,626	Bajaj Finance Ltd.	210,800
12,411	Bajaj Finserv Ltd.	134,727
123,405	Bajaj Hindusthan Ltd.	24,128
22,227	Bajaj Holdings and Investment Ltd.(d)	328,660
12,115	Balkrishna Industries Ltd.	63,036
189,807	Ballarpur Industries Ltd.	35,898
41,078	Balrampur Chini Mills Ltd.	24,127
20,918	Bank of Baroda	183,089
25,201	Bank of India	77,105
11,554	Bank of Maharashtra	6,417
4,339	BASF India Ltd.	40,717

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
3,947	Bata India Ltd.	$59,912
819,119	Berger Paints India Ltd.(d)	2,657,839
2,479	Bharat Electronics Ltd.(b)	36,737
26,138	Bharat Forge Ltd.(b)	144,676
12,574	Bharat Petroleum Corp. Ltd.	72,789
64,810	Bhushan Steel Ltd.	480,528
14,324	Biocon Ltd.	99,734
8,906	Birla Corp. Ltd.	33,674
1,274	Blue Dart Express Ltd.	67,322
8,842	Bombay Dyeing & Manufacturing Co. Ltd.	7,910
4,107	Bombay Rayon Fashions Ltd.(b)	12,294
11	Bosch Ltd.	1,575
10,113	Britannia Industries Ltd.	142,450
9,549	Cadila Healthcare Ltd.	124,958
43,985	Canara Bank	155,252
7,476	Carborundum Universal Ltd.	16,323
29,868	Century Plyboards India Ltd.(b)	11,441
9,156	Century Textiles & Industries Ltd.	43,270
6,433	CESC Ltd.	44,950
39,829	Chambal Fertilizers & Chemicals Ltd.	24,665
9,705	Cholamandalam Investment and Finance Co. Ltd.	37,996
10,133	City Union Bank Ltd.	7,908
1,522	CMC Ltd.	34,189
10,128	Colgate-Palmolive India Ltd.	210,109
3,973	Container Corp. of India	46,591
6,273	Corp Bank	24,890
160,239	CRISIL Ltd.(d)	2,827,040
19,689	Crompton Greaves Ltd.	36,390
13,480	Cummins India Ltd.	93,858
128,260	Dabur India Ltd.	352,098
2,774	Dalmia Bharat Ltd.	7,547
6,484	DB Corp. Ltd.	32,567
18,464	DB Realty Ltd.(b)	15,603
27,921	DCB Bank Ltd.(b)	22,638
29,801	Delta Corp Ltd.	48,848
43,420	Dena Bank	37,249
4,950	Divi’s Laboratories Ltd.	103,930
106,331	DLF Ltd.	233,349
3,496	Educomp Solutions Ltd.(b)	1,317
3,504	Eicher Motors Ltd.	259,835
25,575	EID Parry India Ltd.	52,003
1,898	Elder Pharmaceuticals Ltd.(b)	5,998
345,542	Emami Ltd.(b)(d)	2,516,768
4,147	Era Infra Engineering Ltd.(b)	956
27,309	Escorts Ltd.	54,069
28,288	Essar Oil Ltd.(b)	20,249
20,369	Essar Ports Ltd.	17,864
31,009	Essar Shipping Ltd.(b)	8,463
36,761	Exide Industries Ltd.	59,317
4,776	FDC Ltd.	9,311
304,245	Federal Bank Ltd.	384,828

Shares		Value
INDIA (continued)
6,289	Federal-Mogul Goetze India Ltd.(b)	$18,896
14,606	Finolex Cables Ltd.	19,757
1,319,085	Fortis Healthcare Ltd.(b)(d)	2,126,368
9,586	Future Capital Holdings Ltd.(b)	19,721
29,363	Gammon India Ltd.(b)	5,952
29,067	Gateway Distriparks Ltd.	58,245
1,177	Gillette India Ltd.	38,538
1,104	GlaxoSmithKline Consumer Healthcare Ltd.	75,107
1,628	GlaxoSmithKline Pharmaceuticals Ltd.	77,538
14,696	Glenmark Pharmaceuticals Ltd.	131,174
22,105	GMR Infrastructure Ltd.	7,162
273	Godfrey Phillips India Ltd.	11,089
30,654	Godrej Consumer Products Ltd.	368,748
23,771	Godrej Industries Ltd.	103,385
11,964	Godrej Properties Ltd.	31,010
3,081	Gokul Refoils & Solvent Ltd.(b)	784
29,016	Great Eastern Shipping Co. Ltd. (The)	135,945
2,596	Grindwell Norton Ltd.	10,108
16,010	Gruh Finance Ltd.	66,961
15,133	Gujarat Alkalies & Chemicals(b)	47,919
8,892	Gujarat Flourochemicals Ltd.	33,550
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	30,783
35,352	Gujarat NRE Coke Ltd.(b)	5,332
659,082	Gujarat Pipavav Port Ltd.(b)(d)	650,614
1,715	Gujarat State Fertilisers & Chemicals Ltd.	1,281
62,535	Gujarat State Petronet Ltd.	55,444
3,304	Gulf Oil Corp Ltd.(b)	4,938
1,500	Hathway Cable & Datacom Ltd.(b)	6,105
6,229	Havells India Ltd.	77,416
2,793	HBL Power Systems Ltd.(b)	490
11,965	HCL Infosystems Ltd.(b)	4,555
849	HEG Ltd.(b)	2,662
18,832	Hexa Tradex Ltd.(b)(d)	6,026
137,134	Hexaware Technologies Ltd.	295,258
270,854	Hindalco Industries Ltd.	473,578
375	Hinduja Ventures Ltd.	1,541
430	Honeywell Automation India Ltd.	17,749
28,793	Housing Development & Infrastructure Ltd.(b)	19,416
722,385	HSIL Ltd.(d)	1,035,355
11,894	HT Media Ltd.	14,095
1,883	HTMT Global Solutions Ltd.(b)	16,412
49,378	ICRA Ltd.(d)	1,228,795
42,678	IDBI Bank Ltd.	37,838
173,718	IDFC Ltd.	258,407
92,087	India Cements Ltd. (The)	78,999
71,115	India Infoline Ltd.	71,790
29,515	Indiabulls Housing Finance Ltd.	97,182
7,546	Indian Bank	11,996

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
51,509	Indian Hotels Co. Ltd.	$47,641
11,703	Indian Overseas Bank	8,657
45,438	IndusInd Bank Ltd.	278,335
3,468	Info Edge India Ltd.	27,371
16,196	Infotech Enterprises Ltd.	92,141
23,454	ING Vysya Bank Ltd.	196,152
295,730	Ipca Laboratories Ltd.(d)	3,913,095
16,998	Jai Corp. Ltd.	17,254
29,744	Jain Irrigation Systems Ltd. - DVR	30,026
495,884	Jaiprakash Associates Ltd.	318,559
9,638	Jammu & Kashmir Bank Ltd.(b)	213,234
75,459	Jaypee Infratech Ltd.	22,943
9,049	Jet Airways India Ltd.(b)	34,214
6,226	Jindal Poly Films Ltd.	13,882
1,556	Jindal Poly Investments and Finance Co. Ltd.(b)	1,163
91,841	Jindal Saw Ltd.	75,563
38,734	Jindal Steel & Power Ltd.(b)	154,738
104,984	JM Financial Ltd.	41,890
59,754	JSW Energy Ltd.	42,058
38,189	JSW Steel Ltd.	559,136
142,308	Jubilant Foodworks Ltd.(b)(d)	2,434,261
20,101	Jubilant Organosys Ltd.(b)	43,198
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	3,038
30,858	Karnataka Bank Ltd.	47,108
7,275	Karur Vysya Bank Ltd.	37,574
24,476	KPIT Technologies Ltd.	62,894
298	Lakshmi Machine Works Ltd.	12,800
81,905	LIC Housing Finance Ltd.	255,892
11,875	Maharashtra Seamless Ltd.	31,661
49,550	Mahindra & Mahindra Financial Services Ltd.	191,976
531	Mahindra Lifespace Developers Ltd.	3,149
3,619	Manaksia Ltd.(b)	3,642
942	Marico Kaya Enterprises Ltd.(b)(c)(d)	2,443
47,116	Marico Ltd.	160,926
45,106	MAX India Ltd.	136,747
1,025	Merck Ltd.	9,222
2,275	MindTree Ltd.	51,914
11,604	Monnet Ispat & Energy Ltd.(d)	17,224
70,479	Motherson Sumi Systems Ltd.	229,587
11,049	Mphasis Ltd.	65,328
201	MRF Ltd.	62,345
82,330	Nagarjuna Oil Refinery Ltd.(b)(d)	4,928
40,976	National Aluminium Co. Ltd.	21,942
165,649	NHPC Ltd.	47,325
16,197	NIIT Technologies Ltd.	104,012
6,848	Oil India Ltd.	51,829
47,831	OMAXE Ltd.	94,051
6,434	Oracle Financial Sevices Software Ltd.(b)	328,991
Shares		Value
INDIA (continued)
21,487	Orchid Chemicals & Pharmaceuticals Ltd.(b)	$15,964
8,317	Orient Cement Ltd.	4,765
16,955	Oriental Bank of Commerce	47,194
483	Orissa Minerals Development Co. Ltd.	19,157
14,725	Oswal Chemical & Fertilizers(b)	5,711
28,655	Page Industries Ltd.(d)	2,605,430
8,697	Parsvnath Developers Ltd.(b)	3,297
3,860	Peninsula Land Ltd.(b)	1,975
104,278	Petronet LNG Ltd.	183,075
4,125	Phoenix Mills Ltd.	13,365
465,083	Pidilite Industries Ltd.(d)	2,077,304
7,053	Plethico Pharmaceuticals Ltd.(b)	4,362
9,700	Polaris Financial Technology Ltd.	21,024
1,195	Procter & Gamble Hygiene & Health Care Ltd.	59,135
31,859	PTC India Ltd.	28,094
258,563	Radico Khaitan Ltd.(b)(d)	633,666
14,719	Rain Industries Ltd.	8,669
24,971	Rajesh Exports Ltd.(b)	31,166
796,263	Rallis India Ltd.(d)	2,078,506
21,876	Ramco Cements Ltd. (The)	56,545
19,421	Ranbaxy Laboratories Ltd.(b)	100,243
62,060	Redington India Ltd.	64,680
3,937	Reliance Capital Ltd.(b)	20,368
121,363	Reliance Communications Ltd.(b)	239,317
7,440	Reliance Infrastructure Ltd.	44,221
160,258	Reliance Power Ltd.(b)	158,838
38,166	Rolta India Ltd.	39,259
43,842	Ruchi Soya Industries Ltd.	21,867
9,422	S Mobility Ltd.	4,323
3,688	Sadbhav Engineering Ltd.(b)	5,003
612	Sanofi India Ltd.	27,487
69,699	Sesa Sterlite Ltd.	209,581
2,527	Shoppers Stop Ltd.	15,580
1,085	Shree Cement Ltd.	76,831
142,891	Shree Renuka Sugars Ltd.	42,305
11,398	Shriram Transport Finance Co. Ltd.	113,734
11,274	Siemens Ltd.	99,335
77,746	Sintex Industries Ltd.(b)	42,872
15,463	SJVN Ltd.	5,183
161,500	SKF India Ltd.(d)	1,647,736
5,085	Sobha Developers Ltd.	21,600
104	Solar Industries India Ltd.	1,478
426,240	South Indian Bank Ltd.	136,400
4,416	SRF Ltd.	14,512
29,868	Star Ferro and Cement Ltd.(b)	7,961
2,418	Sterlite Technologies Ltd.	824
97,037	Strides Arcolab Ltd.	581,633
16,553	Sun TV Network Ltd.(b)	95,242
9,094	Sundaram Finance Ltd.	87,732

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
6,405	Supreme Industries Ltd.	$43,886
38,891	Syndicate Bank	52,482
13,597	Tata Chemicals Ltd.	56,988
5,395	Tata Communications Ltd.	23,765
4,726	Tata Investment Corp. Ltd.	29,432
67,509	Tata Power Co. Ltd.	79,679
99,640	Tata Tea Ltd.(b)	224,232
1,682	Tech Mahindra Ltd.	47,971
4,509	Thermax Ltd.	45,605
10,567	Timken India Ltd.	27,280
45,835	Titan Co. Ltd.	162,074
204,762	Torrent Pharmaceuticals Ltd.	1,761,989
1,291	Trent Ltd.	22,371
29,890	Triveni Turbine Ltd.	26,548
697	TTK Prestige Ltd.	36,525
121,811	TV18 Broadcast Ltd.(b)	39,272
46,611	TVS Motor Co. Ltd.	57,803
18,680	UCO Bank	19,692
10,645	Uflex Ltd.	12,063
13,600	Unichem Laboratories Ltd.	44,769
29,635	Union Bank of India	51,177
324,490	Unitech Ltd.(b)	65,255
10,211	United Bank of India	4,824
22,486	United Breweries Ltd.	299,401
109,894	United Phosphorus Ltd.(b)	331,673
16,860	Usha Martin Ltd.	8,194
1,120	Vardhman Special Steels Ltd.(b)	286
5,603	Vardhman Textiles Ltd.	32,167
136,756	Vedanta Resources Plc	1,815,365
23,739	Videocon Industries Ltd.	63,198
50,641	Vijaya Bank	29,905
10,213	Voltas Ltd.	17,295
902	VST Industries Ltd.	23,060
1,793	WABCO India Ltd.	52,904
15,809	Wockhardt Ltd.	99,527
548	Wyeth Ltd.	6,213
87,855	Yes Bank Ltd.	431,388
180,211	Zee Entertainment Enterprises Ltd.	766,375
4,219	Zensar Technologies Ltd.	25,777
621	Zuari Agro Chemicals Ltd.	1,382
		62,835,828
INDONESIA — 0.3%
447,000	Adhi Karya Persero Tbk PT	65,165
815,500	Agung Podomoro Land Tbk PT	15,161
6,768,500	AKR Corporindo Tbk PT	2,439,099
421,500	Alam Sutera Realty Tbk PT	17,606
1,450,000	Aneka Tambang Persero Tbk PT	122,318
31,960,000	Arwana Citramulia Tbk PT(d)	1,963,145
77,000	Asahimas Flat Glass Tbk PT(d)	44,775
165,500	Astra Agro Lestari Tbk PT	291,082
42,411,000	Bakrie & Brothers Tbk PT(b)(d)	173,673
9,710,000	Bakrie Sumatera Plantations Tbk PT(b)	39,762

Shares		Value
INDONESIA (continued)
9,876,000	Bakrie Telecom Tbk PT(b)	$40,442
1,477,666	Bank Bukopin Tbk PT	73,218
505,316	Bank Danamon Indonesia Tbk PT	179,613
3,011,250	Bank Pan Indonesia Tbk PT(b)	165,236
321,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,093
13,000	Bank Permata Tbk PT(b)	1,342
1,533,196	Bank Tabungan Negara Persero Tbk PT	113,012
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	39,839
495,000	Barito Pacific Tbk PT(b)	14,959
54,000	Bayan Resources Tbk PT(b)(d)	38,477
1,863,500	Benakat Integra Tbk PT(b)	16,330
749,000	Berau Coal Energy Tbk PT(b)	11,471
223,000	Bisi International PT	9,680
560,000	Budi Starch & Sweetener Tbk PT(b)	4,770
3,475,100	Bumi Serpong Damai PT	409,840
201,000	BW Plantation Tbk PT	20,742
4,958,000	Central Proteinaprima Tbk PT(b)(d)	20,303
5,137,500	Ciputra Development Tbk PT	359,751
938,500	Ciputra Property Tbk PT	51,883
238,000	Ciputra Surya Tbk PT	33,137
479,000	Citra Marga Nusaphala Persada Tbk PT(b)	129,852
11,917,500	Darma Henwa Tbk PT(b)(d)	48,802
2,223,500	Delta Dunia Makmur Tbk PT(b)	17,118
393,500	Elnusa Tbk PT	13,084
25,671,500	Energi Mega Persada Tbk PT(b)	149,277
524,500	Exploitasi Energi Indonesia Tbk PT(b)	10,911
36,500	Fajar Surya Wisesa Tbk PT(b)	5,291
947,000	Gajah Tunggal Tbk PT	146,199
24,500	Garda Tujuh Buana Tbk PT(b)	1,445
2,628,000	Global Mediacom Tbk PT	398,182
1,193,400	Gozco Plantations Tbk PT(b)	9,872
91,500	Harum Energy Tbk PT	17,948
72,500	Hexindo Adiperkasa Tbk PT	20,485
1,387,000	Holcim Indonesia Tbk PT	235,710
632,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	66,565
876,000	Indika Energy Tbk PT	38,742
31,000	Indo Tambangraya Megah Tbk PT	68,043
396,000	Indosat Tbk PT	137,514
215,723	Inovisi Infracom Tbk PT(b)	21,643
1,594,500	Intiland Development Tbk PT	42,311
1,897,500	Japfa Comfeed Indonesia Tbk PT	216,014
561,000	Jasa Marga Persero Tbk PT	237,770
12,650,935	Kawasan Industri Jababeka Tbk PT	211,367

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
INDONESIA (continued)
174,600	Lippo Cikarang Tbk PT(b)	$79,721
13,300,750	Lippo Karawaci Tbk PT	1,034,866
6,509,500	Malindo Feedmill Tbk PT	1,740,665
1,437,300	Matahari Putra Prima Tbk PT	236,019
1,019,667	Mayora Indah Tbk PT(d)	2,254,792
611,400	Medco Energi Internasional Tbk PT	118,925
1,385,500	Media Nusantara Citra Tbk PT	253,611
272,000	Mitra Adiperkasa Tbk PT	121,409
1,688,500	Mitra International Resources Tbk PT(b)	7,882
4,947,000	MNC Investama Tbk PT	121,548
23,455,000	Nippon Indosari Corpindo Tbk PT(d)	2,026,620
950,000	Nusantara Infrastructure Tbk PT(b)	20,463
4,190,800	Pakuwon Jati Tbk PT	105,371
4,283,000	Panin Financial Tbk PT(b)	77,873
705,500	Panin Insurance Tbk PT	39,002
480,500	Pembangunan Perumahan Persero Tbk PT	53,127
1,369,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	185,561
827,000	Polychem Indonesia Tbk PT(b)	13,613
1,383,000	Ramayana Lestari Sentosa Tbk PT	143,850
77,500	Resource Alam Indonesia Tbk PT	10,822
7,234,000	Sampoerna Agro Tbk PT(d)	1,063,475
5,557,500	Selamat Sempurna Tbk PT(d)	1,410,995
7,450,000	Sentul City Tbk PT(b)	94,574
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	68,325
5,000	Sinar Mas Multiartha Tbk PT(d)	1,331
467,500	Sugih Energy Tbk PT(b)	17,038
3,524,000	Summarecon Agung Tbk PT	275,628
225,000	Surya Citra Media Tbk PT	48,833
2,121,000	Surya Semesta Internusa Tbk PT	116,386
145,000	Tambang Batubara Bukit Asam Persero Tbk PT	109,848
579,000	Tiga Pilar Sejahtera Food Tbk	73,738
1,562,000	Timah Persero Tbk PT	163,748
60,500	Tower Bersama Infrastructure Tbk PT(b)	30,721
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	15,971
1,152,000	Tunas Baru Lampung Tbk PT	43,495
539,500	Tunas Ridean Tbk PT	26,732
1,094,000	Vale Indonesia Tbk PT	206,525
1,060,000	Visi Media Asia Tbk PT(b)	23,613
958,252	Wijaya Karya Persero Tbk PT	153,038
		21,633,823
IRELAND — 2.1%
109,408	Aer Lingus Group Plc	212,486
1,961,821	Bank of Ireland(b)	780,548
Shares		Value
IRELAND (continued)
276,516	Beazley Plc	$1,161,412
154,534	C&C Group Plc	875,370
22,410	DCC Plc	1,018,620
10,294	FBD Holdings Plc(b)	247,128
119,600	FleetMatics Group Plc(b)	4,785,196
688,397	Glanbia Plc	10,008,658
67,081	Grafton Group Plc - Units	655,581
181,601	Greencore Group Plc	743,946
16,165	IFG Group Plc	38,589
1,774	Irish Continental Group Plc - Units	66,275
126,391	James Hardie Industries Plc - CDI	1,426,885
230,508	Kenmare Resources Plc(b)	68,395
19,490	Kerry Group Plc - Class A	1,311,688
52,837	Kingspan Group Plc(b)(f)	1,009,422
6,121	Kingspan Group Plc(f)	116,938
12,329	Paddy Power Plc(b)	973,583
98,904	Smurfit Kappa Group Plc(b)	2,321,033
132,882	United Drug Plc(b)	776,485
2,579,000	Willis Group Holdings Plc(d)	111,051,740
		139,649,978
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	40,130
4,535	Hansard Global Plc	6,169
		46,299
ISRAEL — 2.0%
21,771	Africa Israel Investments Ltd.(b)	48,611
4,663	Airport City Ltd.(b)	43,078
813	Allot Communications Ltd.(b)	12,834
8,168	Alon Blue Square Israel Ltd.(b)	32,130
1,870	AL-ROV Israel Ltd.(b)	68,613
16,296	AudioCodes Ltd.(b)	118,704
10,220	Azorim-Investment Development & Construction Co. Ltd.(b)	9,590
9,030	Azrieli Group	286,377
5,078	Babylon Ltd.	11,679
28	Bayside Land Corp.	7,536
350,142	Bezeq The Israeli Telecommunication Corp. Ltd.	536,795
1,289	Bio-cell Ltd.(b)	8,858
10,185	Cellcom Israel Ltd.	127,638
409	Ceragon Networks Ltd.(b)	1,267
1,812,500	Check Point Software Technologies Ltd.(b)	118,591,875
4,796	Clal Biotechnology Industries Ltd.(b)	11,083
13,327	Clal Insurance Enterprise Holdings Ltd.	241,954
13,567	Delek Automotive Systems Ltd.	140,347
1,004	Delek Group Ltd.	358,959
3,947	Delta-Galil Industries Ltd.	115,184
4,291	Direct Insurance Financial Investments Ltd.	28,486

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
ISRAEL (continued)
4,935	Elbit Systems Ltd.	$279,469
905	Electra Ltd.	127,263
1	Electra Real Estate Ltd.(b)	2
4,761	Elron Electronic Industries Ltd.(b)	41,532
1,009	Equital Ltd.(b)	14,961
0	Evogene Ltd.(b)	9
4,175	EZchip Semiconductor Ltd.(b)	101,994
16,965	First International Bank of Israel Ltd.	269,548
3,427	Formula Systems (1985) Ltd.	89,355
21,992	Frutarom Industries Ltd.	480,399
1,557	Gilat Satellite Networks Ltd.(b)	7,236
4,055	Given Imaging Ltd.(b)	120,757
232	Golf & Co. Ltd.	777
1,279	Hadera Paper Ltd.(b)	63,590
63,930	Harel Insurance Investments & Financial Services Ltd.	359,853
270	Industrial Buildings Corp.	485
343,341	Israel Discount Bank Ltd. - Class A(b)	592,678
1,736	Ituran Location & Control Ltd.	38,104
4,804	Jerusalem Oil Exploration(b)	192,253
89	Maabarot Products Ltd.	1,059
4,100	Magic Software Enterprises Ltd.	32,513
16,429	Matrix IT Ltd.	86,495
692	Meitav DS Investments Ltd.	2,222
1,459	Melisron Ltd.	38,172
14,192	Menorah Mivtachim Holdings Ltd.	165,865
158,600	Migdal Insurance & Financial Holding Ltd.	257,898
1,673	Mivtach Shamir Holdings Ltd.	56,912
99,963	Mizrahi Tefahot Bank Ltd.	1,222,313
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	51,726
736	Neto ME Holdings Ltd.(b)	38,581
14,186	NICE Systems Ltd.	555,610
200,000	NICE Systems Ltd. - ADR	7,890,000
645	Nitsba Holdings 1995 Ltd.(b)	9,564
2,068	Nova Measuring Instruments Ltd.(b)	22,258
540,051	Oil Refineries Ltd.(b)	154,529
26,031	Ormat Industries Ltd.	171,625
8,208	Osem Investments Ltd.	183,103
15,937	Partner Communications Co. Ltd.(b)	137,802
2,872	Paz Oil Co. Ltd.	425,923
29,349	Phoenix Holdings Ltd. (The)	102,677
1,121	Plasson Industries Ltd.	40,462
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	41,690
7,504	REIT 1 Ltd.	18,112
68,879	Shikun & Binui Ltd.	161,021
13,900	Shufersal Ltd.	52,700
6,039	Strauss Group Ltd.	106,771
Shares		Value
ISRAEL (continued)
213	Tower Semiconductor Ltd.(b)	$1,315
14,467	Union Bank of Israel(b)	63,574
		135,674,355
ITALY — 0.6%
155,713	A2A SpA	168,114
8,199	ACEA SpA	90,400
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	62,353
7,692	Alerion Cleanpower SpA	33,924
27,658	Amplifon SpA	149,061
13,437	Ansaldo STS SpA	149,783
16,647	Arnoldo Mondadori Editore SpA(b)	30,131
5,010	Ascopiave SpA	13,345
23,080	Astaldi SpA	219,921
50,808	Atlantia SpA	1,158,076
19,385	Autogrill SpA(b)	177,784
14,247	Azimut Holding SpA	412,739
191,616	Banca Carige SpA(b)	102,676
12,300	Banca Generali SpA	376,905
4,248	Banca IFIS SpA	69,210
287,012	Banca Monte dei Paschi di Siena SpA(b)	65,380
117,100	Banca Piccolo Credito Valtellinese Scarl(b)	189,521
116,594	Banca Popolare dell’Emilia Romagna Scarl(b)	1,103,118
2,043,852	Banca Popolare di Milano Scarl(b)	1,238,523
75,802	Banca Popolare di Sondrio Scarl	423,252
907	Banco di Desio e della Brianza SpA	3,193
752,572	Banco Popolare Scarl(b)	1,293,110
3,334	BasicNet SpA(b)	9,758
7,670	Biesse SpA(b)	56,223
13,563	Brembo SpA	351,583
3,804	Brunello Cucinelli SpA	103,892
19,914	Buzzi Unicem SpA	363,928
4,217	Caltagirone Editore SpA(b)	6,677
32,411	Cementir Holding SpA	193,911
153,362	CIR-Compagnie Industriali Riunite SpA(b)	221,526
29,592	Credito Emiliano SpA	242,459
9,148	Danieli & C Officine Meccaniche SpA	305,489
4,885	Datalogic SpA	52,576
93,104	Davide Campari-Milano SpA	743,375
50,118	DeA Capital SpA(b)	82,465
23,657	Delclima(b)	39,245
19,373	De’Longhi SpA	318,768
9,154	DiaSorin SpA	411,124
1,977	Ei Towers SpA	96,657
1,550	Engineering SpA	95,766
24,995	ERG SpA	344,189
5,852	Esprinet SpA	48,619

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
ITALY (continued)
8,454	Eurotech SpA(b)	$22,690
78,369	Falck Renewables SpA(b)	146,919
297,242	Fiat SpA(b)	2,964,603
201,250	Finmeccanica SpA(b)	1,769,708
75,696	Gruppo Editoriale L’Espresso SpA(b)	166,308
30,467	Gtech SpA	928,659
58,047	Hera SpA	134,108
9,330	Immobiliare Grande Distribuzione REIT	12,332
43,534	IMMSI SpA(b)	29,046
16,260	Indesit Co. SpA	221,932
3,035	Industria Macchine Automatiche SpA	126,893
198,830	Intek Group SpA(b)	87,368
32,568	Interpump Group SpA	421,678
112,590	Iren SpA	159,596
49,156	Italcementi SpA	485,295
2,755	Italmobiliare SpA(b)	103,408
40,005	Juventus Football Club SpA(b)	12,086
762	Landi Renzo SpA(b)	1,295
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	148,363
189,408	Mediaset SpA(b)	965,114
176,249	Mediobanca SpA(b)	1,619,984
40,338	Mediolanum SpA	347,915
7,534	Nice SpA	28,451
254,284	Parmalat SpA	846,413
56,015	Piaggio & C SpA	171,494
134,537	Pirelli & C. SpA	2,170,156
18,004	Poltrona Frau SpA(b)	57,063
96,013	Premafin Finanziaria SpA(b)(c)	22,402
38,046	Prysmian SpA	930,817
26,412	RCS MediaGroup SpA(b)	54,252
30,604	Recordati SpA	479,213
490	Reply SpA	37,372
70,103	Retelit SpA(b)	61,267
29	Sabaf SpA	486
82	SAES Getters SpA	780
23,216	Safilo Group SpA(b)	539,812
14,940	Saipem SpA	350,605
8,518	Salini Impregilo SpA	50,526
7,857	Salvatore Ferragamo SpA	243,515
80,592	Saras SpA(b)	98,043
12,427	Societa Cattolica di Assicurazioni SCRL	313,420
29,226	Societa Iniziative Autostradali e Servizi SpA	291,688
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	23,822
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA	85,665
12,888	SOL SpA	106,900
60,496	Sorin SpA(b)	177,217
Shares		Value
ITALY (continued)
6,138	Tamburi Investment Partners SpA	$19,040
99,621	Terna Rete Elettrica Nazionale SpA	483,964
20,102	Tiscali SpA(b)	1,158
3,433	Tod’s SpA	469,031
18,881	Trevi Finanziaria Industriale SpA	159,156
6,610	Uni Land SpA(b)(c)(d)	0
551,885	Unione di Banche Italiane SCPA	4,030,558
143,016	Unipol Gruppo Finanziario SpA	819,384
201,351	UnipolSai SpA(b)	606,674
10,354	Vittoria Assicurazioni SpA	129,381
19,385	World Duty Free SpA(b)	281,840
13,735	Yoox SpA(b)	520,354
11,183	Zignago Vetro SpA	78,882
		37,234,850
JAPAN — 4.6%
181,000	77 Bank Ltd. (The)	837,947
4,700	A&D Co. Ltd.	28,015
1,800	ABC-Mart, Inc.	78,399
59,600	Accordia Golf Co. Ltd.	785,761
86,000	Achilles Corp.	122,051
3,600	Adastria Holdings Co. Ltd.	95,136
56,800	ADEKA Corp.	633,767
2,000	Aderans Co. Ltd.	21,611
7,200	Advan Co. Ltd.	81,676
3,600	Aeon Delight Co. Ltd.	73,008
2,200	Aeon Fantasy Co. Ltd.	33,483
800	Agrex, Inc.	8,480
13,400	Ahresty Corp.	119,875
11,600	Ai Holdings Corp.	157,248
22,400	Aica Kogyo Co. Ltd.	415,684
4,500	Aichi Bank Ltd. (The)	213,835
10,600	Aichi Corp.	46,376
84,000	Aichi Steel Corp.	342,018
16,000	Aichi Tokei Denki Co. Ltd.	46,511
30,000	Aida Engineering Ltd.	338,553
2,800	Ain Pharmaciez, Inc.	138,671
7,400	Aiphone Co. Ltd.	121,824
38,000	Air Water, Inc.	568,680
11,300	Airport Facilities Co. Ltd.	89,475
13,400	Aisan Industry Co. Ltd.	126,301
13,000	Aizawa Securities Co. Ltd.	108,662
37,100	Akebono Brake Industry Co. Ltd.	175,750
82,000	Akita Bank Ltd. (The)	220,711
900	Alconix Corp.	19,679
10,500	Alfresa Holdings Corp.	602,232
79,500	Allied Telesis Holdings KK	78,590
11,100	Alpen Co. Ltd.	205,660
3,200	Alpha Corp.	32,135
1,160	Alpha Systems, Inc.	15,259
30,200	Alpine Electronics, Inc.	428,599

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
86,600	Alps Electric Co. Ltd.(b)	$1,156,136
3,300	Alps Logistics Co. Ltd.	35,141
1,500	Altech Corp.	14,579
176,000	Amada Co. Ltd.	1,448,723
16,800	Amano Corp.	177,258
500	Amiyaki Tei Co. Ltd.	16,639
3,500	Amuse, Inc.	70,055
13,000	Anest Iwata Corp.	82,578
31,000	Anritsu Corp.	344,984
2,100	AOI Electronics Co. Ltd.	35,969
16,800	AOKI Holdings, Inc.	281,014
90,000	Aomori Bank Ltd. (The)	237,839
27,100	Aoyama Trading Co. Ltd.	704,489
10,600	Arakawa Chemical Industries Ltd.	94,308
25,000	Araya Industrial Co. Ltd.	37,193
9,700	Arcland Sakamoto Co. Ltd.	163,771
17,638	Arcs Co. Ltd.	330,939
3,600	Argo Graphics, Inc.	61,909
219,500	Ariake Japan Co. Ltd.(d)	5,645,943
22,800	Arisawa Manufacturing Co. Ltd.	128,762
1,100	Artnature, Inc.	30,932
5,190	As One Corp.	118,460
2,900	Asahi Broadcasting Corp.	19,074
4,000	Asahi Co. Ltd.	54,537
20,000	Asahi Diamond Industrial Co. Ltd.	215,523
4,650	Asahi Holdings, Inc.	87,702
13,000	Asahi Kogyosha Co. Ltd.	49,241
3,000	Asahi Net, Inc.	15,210
49,000	Asahi Organic Chemicals Industry Co. Ltd.	104,551
23,000	Asanuma Corp.(b)	34,217
12,400	Asatsu-DK, Inc.	289,701
3,100	Asax Co. Ltd.	42,630
24,000	Ashimori Industry Co. Ltd.(b)	31,477
15,800	Asics Corp.	276,349
18,000	ASKA Pharmaceutical Co. Ltd.	143,760
1,100	ASKUL Corp.	42,150
12,000	Asunaro Aoki Construction Co. Ltd.	66,830
10,200	Atom Corp.	53,810
77,000	Atsugi Co. Ltd.	87,423
60,900	Autobacs Seven Co. Ltd.	990,661
5,800	Avex Group Holdings, Inc.	133,405
114,000	Awa Bank Ltd. (The)	556,778
5,100	Axial Retailing, Inc.	75,075
9,300	Azbil Corp.	221,463
47,000	Bando Chemical Industries Ltd.	187,227
6,500	Bank of Iwate Ltd. (The)	291,059
26,000	Bank of Kochi Ltd. (The)	42,243
80,000	Bank of Kyoto Ltd. (The)	646,765
87,000	Bank of Nagoya Ltd. (The)	287,814
15,100	Bank of Okinawa Ltd. (The)	557,918
62,000	Bank of Saga Ltd. (The)	134,717
25,200	Bank of the Ryukyus Ltd.	319,409
Shares		Value
JAPAN (continued)
8,100	Belc Co. Ltd.	$146,747
40,400	Belluna Co. Ltd.	196,919
1,200	Benefit One, Inc.	10,946
3,100	Best Bridal, Inc.	18,599
26,500	Best Denki Co. Ltd.(b)	38,387
244	Bic Camera, Inc.	142,813
3,600	Bit-Isle, Inc.	25,651
1,700	BML, Inc.	57,987
2,100	Bookoff Corp.	14,491
43,900	Brother Industries Ltd.	563,305
27,000	Bunka Shutter Co. Ltd.	166,751
800	C Uyemura & Co. Ltd.	37,663
4,600	CAC Corp.	42,051
13,500	Calbee, Inc.	314,079
74,000	Calsonic Kansei Corp.	373,730
2,000	Can Do Co. Ltd.	29,754
9,500	Canon Electronics, Inc.	182,338
26,100	Canon Marketing Japan, Inc.	337,458
7,000	Capcom Co. Ltd.	138,260
7,600	Carlit Holdings Co., Ltd.(b)	35,854
41,500	Casio Computer Co. Ltd.	455,740
9,900	Cawachi Ltd.	189,144
90,000	Central Glass Co. Ltd.	285,407
2,000	Central Security Patrols Co. Ltd.	19,438
1,000	Central Sports Co. Ltd.	15,249
22,650	Century Tokyo Leasing Corp.	669,502
22,100	Chiba Kogyo Bank Ltd. (The)(b)	154,875
19,000	Chino Corp.	41,284
11,300	Chiyoda Co. Ltd.	223,744
4,200	Chiyoda Integre Co. Ltd.	81,065
500	Chofu Seisakusho Co. Ltd.	11,231
4,600	Chori Co. Ltd.	52,182
13,500	Chubu Shiryo Co. Ltd.	74,391
67,000	Chuetsu Pulp & Paper Co. Ltd.	140,335
153,000	Chugai Mining Co. Ltd.(b)	47,920
28,000	Chugai Ro Co. Ltd.	68,239
39,200	Chugoku Bank Ltd. (The)	486,499
10,000	Chugoku Marine Paints Ltd.	54,615
58,000	Chukyo Bank Ltd. (The)	99,912
6,700	Chuo Denki Kogyo Co. Ltd.(b)	22,231
7,000	Chuo Spring Co. Ltd.	20,760
76,900	Citizen Holdings Co. Ltd.	611,918
24,700	CKD Corp.	254,325
8,000	Clarion Co. Ltd.(b)	11,667
11,000	Cleanup Corp.	96,681
3,100	CMIC Holdings Co. Ltd.	40,627
15,600	CMK Corp.	39,240
33,023	Coca-Cola East Japan Co. Ltd.	813,535
22,800	Coca-Cola West Co. Ltd.	450,332
8,190	Cocokara Fine, Inc.	203,848
6,500	Colowide Co. Ltd.	68,836
6,100	Computer Engineering & Consulting Ltd.	40,062
4,400	Computer Institute of Japan Ltd.	18,088

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
61,600	COMSYS Holdings Corp.	$906,184
4,500	CONEXIO Corp.	37,041
2,300	COOKPAD, Inc.(b)	76,314
4,000	Co-Op Chemical Co. Ltd.(b)	5,677
6,800	Corona Corp.	73,611
5,100	Cosel Co. Ltd.	58,802
259,000	Cosmo Oil Co. Ltd.(b)	486,718
3,500	Cosmos Pharmaceutical Corp.	441,225
2,700	Create Medic Co. Ltd.	25,105
900	Create SD Holdings Co. Ltd.	30,435
8,400	CTI Engineering Co. Ltd.	87,560
2,300	Cybernet Systems Co. Ltd.	8,509
22,000	Dai Nippon Toryo Co. Ltd.	35,314
6,100	Daibiru Corp.	70,033
160,000	Daicel Corp.	1,298,228
9,000	Dai-Dan Co. Ltd.	47,480
17,000	Daido Kogyo Co. Ltd.	55,241
13,000	Daido Metal Co. Ltd.	140,599
109,000	Daido Steel Co. Ltd.	550,494
7,300	Daidoh Ltd.	49,300
47,600	Daiei, Inc. (The)(b)	139,301
10,500	Daifuku Co. Ltd.	126,613
5,000	Daihatsu Diesel Manufacturing Co. Ltd.	35,431
21,000	Daihen Corp.	94,343
43,000	Daiho Corp.	158,246
22,000	Daiichi Jitsugyo Co. Ltd.	100,989
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,427
1,000	Dai-ichi Seiko Co. Ltd.	12,097
6,700	Daiichikosho Co. Ltd.	209,518
27,000	Daiken Corp.	70,030
19,000	Daiki Aluminium Industry Co. Ltd.	50,210
7,200	Daiko Clearing Services Corp.	58,561
3,300	Daikoku Denki Co. Ltd.	79,197
1,000	Daikokutenbussan Co. Ltd.	27,777
148,000	Daikyo, Inc.	365,039
5,300	Dainichi Co. Ltd.	40,099
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	175,971
24,000	Daio Paper Corp.	208,594
34,000	Daisan Bank Ltd. (The)	58,236
11,210	Daiseki Co. Ltd.	208,686
86,000	Daishi Bank Ltd. (The)	311,442
22,000	Daishinku Corp.	94,744
26,000	Daiso Co. Ltd.	93,648
2,200	Daisyo Corp.	27,863
88,000	Daito Bank Ltd. (The)	96,467
66	Daiwa House Residential Investment Corp. REIT	276,157
13,000	Daiwa Industries Ltd.	86,904
86,000	Daiwabo Holdings Co. Ltd.	170,030
10,400	DC Co. Ltd.	63,619
56,860	DCM Holdings Co. Ltd.	384,558
Shares		Value
JAPAN (continued)
17,400	Dena Co. Ltd.	$336,692
227,000	Denki Kagaku Kogyo KK	886,493
25,000	Denki Kogyo Co. Ltd.	163,698
12,600	Denyo Co. Ltd.	173,763
19,000	Descente Ltd.	125,340
182,000	DIC Corp.	527,278
3,200	Disco Corp.	225,820
23,000	DKS Co. Ltd.	73,162
10,700	Doshisha Co. Ltd.	144,314
6,874	Doutor Nichires Holdings Co. Ltd.	118,615
71,000	Dowa Holdings Co. Ltd.	651,140
2,300	Dr Ci:Labo Co. Ltd.	70,123
6,800	DTS Corp.	129,052
6,600	Dunlop Sports Co. Ltd.	82,686
40,300	Duskin Co. Ltd.	775,076
2,500	Dwango Co. Ltd.	63,717
4,400	Dydo Drinco, Inc.	177,430
18,000	Dynic Corp.	32,417
11,000	Eagle Industry Co. Ltd.	181,736
1,800	Earth Chemical Co. Ltd.	60,693
242,000	Ebara Corp.	1,572,751
300	Echo Trading Co. Ltd.	2,126
37,000	EDION Corp.	208,231
66,000	Ehime Bank Ltd. (The)	142,116
18,000	Eidai Co. Ltd.	108,877
89,000	Eighteenth Bank Ltd. (The)	196,868
6,400	Eiken Chemical Co. Ltd.	117,263
9,300	Eizo Corp.	236,664
2,100	Elematec Corp.	36,524
2,800	Emori & Co. Ltd.	57,990
700	Endo Lighting Corp.	12,716
500	en-japan, Inc.	11,500
1,900	Enplas Corp.	128,687
23	EPS Corp.	26,969
17,500	ESPEC Corp.	142,679
4,800	Excel Co. Ltd.	59,148
14,400	Exedy Corp.	458,060
12,000	Ezaki Glico Co. Ltd.	161,496
2,800	F@n Communications, Inc.	115,102
3,810	Faith, Inc.	40,088
3,000	Falco SD Holdings Co. Ltd.	37,819
10,100	Fancl Corp.	111,607
464,300	FCC Co. Ltd.(d)	9,025,152
800	Felissimo Corp.	7,846
19,300	Ferrotec Corp.	125,997
57,200	FIDEA Holdings Co. Ltd.	111,970
3,900	Fields Corp.	74,931
5,000	First Baking Co. Ltd.(b)	6,851
15,100	Foster Electric Co. Ltd.	246,519
4,300	FP Corp.	270,197
34,000	France Bed Holdings Co. Ltd.	65,225
900	F-Tech, Inc.	12,782
17,900	Fudo Tetra Corp.(b)	29,608
5,900	Fuji Co. Ltd.	98,863
10,600	Fuji Corp. Ltd.	73,869

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
220,000	Fuji Electric Co. Ltd.	$966,819
7,500	Fuji Electronics Co. Ltd.	103,504
13,000	Fuji Kiko Co. Ltd.	45,933
12,000	Fuji Kyuko Co. Ltd.	100,538
30,000	Fuji Oil Co. Ltd.	446,021
9,000	Fuji Oil Co. Ltd.	29,862
2,900	Fuji Pharma Co. Ltd.	52,681
3,900	Fuji Seal International, Inc.	131,692
8,500	Fuji Soft, Inc.	199,168
36,000	Fujibo Holdings, Inc.	75,404
7,600	Fujicco Co. Ltd.	86,734
12,100	Fujikura Kasei Co. Ltd.	69,874
187,000	Fujikura Ltd.	880,366
3,000	Fujikura Rubber Ltd.	29,040
3,100	Fujimi, Inc.	38,473
6,300	Fujimori Kogyo Co. Ltd.	148,975
40,000	Fujitec Co. Ltd.	497,994
4,200	Fujitsu Frontech Ltd.	59,607
18,000	Fujitsu General Ltd.	215,288
7,700	FuKoKu Co. Ltd.	77,098
19,000	Fukuda Corp.	81,638
63,000	Fukui Bank Ltd. (The)	144,906
117,000	Fukushima Bank Ltd. (The)	101,918
5,200	Fukushima Industries Corp.	82,756
105,000	Fukuyama Transporting Co. Ltd.	572,428
7,800	Funai Consulting Ltd.	61,227
42,000	Furukawa Co. Ltd.	84,682
333,000	Furukawa Electric Co. Ltd.	827,856
8,100	Furuno Electric Co. Ltd.	58,905
4,000	Furusato Industries Ltd.	46,550
100	Fuso Chemical Co. Ltd.	2,692
13,000	Fuso Pharmaceutical Industries Ltd.	44,152
5,100	Futaba Corp.	63,943
27,500	Futaba Industrial Co. Ltd.(b)	105,780
300	Future Architect, Inc.	1,847
14,300	Fuyo General Lease Co. Ltd.	502,466
900	G-7 Holdings, Inc.	6,880
20,000	Gakken Holdings Co. Ltd.	58,921
6,400	Gecoss Corp.	59,321
10,800	Geo Holdings Corp.	102,852
12,000	GLOBERIDE, Inc.	17,500
20,800	Glory Ltd.	520,560
12,000	GMO Internet, Inc.	148,693
1,400	GMO Payment Gateway, Inc.	67,349
62,000	Godo Steel Ltd.	106,802
6,480	Goldcrest Co. Ltd.	160,525
22,000	Goldwin, Inc.	99,697
2,000	Gourmet Kineya Co. Ltd.	14,388
17,500	Gree, Inc.	173,510
86,000	GS Yuasa Corp.	452,011
36,000	GSI Creos Corp.	56,024
4,000	G-Tekt Corp.	120,975
20,900	Gulliver International Co. Ltd.	150,966

Shares		Value
JAPAN (continued)
24,000	Gun-Ei Chemical Industry Co. Ltd.	$101,478
194,000	Gunma Bank Ltd. (The)	1,042,439
63,000	Gunze Ltd.	165,254
2,600	Gurunavi, Inc.	73,900
6,600	H.I.S. Co. Ltd.	362,395
65,000	H2O Retailing Corp.	536,312
103,000	Hachijuni Bank Ltd. (The)	576,647
5,800	Hakudo Co. Ltd.	54,384
106,300	Hakuhodo DY Holdings, Inc.	869,793
9,600	Hakuto Co. Ltd.	95,840
3,300	Hamakyorex Co. Ltd.	96,800
8,800	Hamamatsu Photonics KK	372,516
172,000	Hanwa Co. Ltd.	897,289
3,500	Happinet Corp.	31,379
7,400	Hard Off Corp. Co. Ltd.	64,171
6,400	Harima Chemicals Group, Inc.	29,191
3,000	Haruyama Trading Co. Ltd.	22,228
50,300	Haseko Corp.(b)	381,545
64,260	Hazama Ando Corp.	229,567
15,600	Heiwa Corp.	278,959
15,900	Heiwa Real Estate Co. Ltd.	249,152
18,000	Heiwado Co. Ltd.	250,524
20,900	Hibiya Engineering Ltd.	242,814
4,200	Hiday Hidaka Corp.	101,948
10,000	Higashi Nihon House Co. Ltd.	45,904
81,000	Higashi-Nippon Bank Ltd. (The)	208,505
86,000	Higo Bank Ltd. (The)	454,537
9,000	Hikari Tsushin, Inc.	755,799
2,900	HI-LEX Corp.	69,371
1,300	Hioki EE Corp.	17,750
4,900	Hiramatsu, Inc.	34,866
124,000	Hiroshima Bank Ltd. (The)	507,311
15,000	Hisaka Works Ltd.	147,989
24,700	Hitachi Capital Corp.	627,351
51,700	Hitachi Chemical Co. Ltd.	750,933
7,600	Hitachi High-Technologies Corp.	176,518
11,600	Hitachi Koki Co. Ltd.	83,222
5,000	Hitachi Kokusai Electric, Inc.	66,409
12,030	Hitachi Metals Ltd.	191,689
20,400	Hitachi Transport System Ltd.	325,657
42,400	Hitachi Zosen Corp.	308,756
5,000	Hochiki Corp.	28,384
17,000	Hodogaya Chemical Co. Ltd.	33,278
20,200	Hogy Medical Co. Ltd.	1,049,838
26,100	Hokkaido Electric Power Co., Inc.(b)	276,149
10,000	Hokkaido Gas Co. Ltd.	27,014
28,000	Hokkan Holdings Ltd.	88,519
15,000	Hokko Chemical Industry Co. Ltd.	50,504
139,000	Hokkoku Bank Ltd. (The)	466,644
114,000	Hokuetsu Bank Ltd. (The)	225,389
49,865	Hokuetsu Kishu Paper Co. Ltd.	220,115

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
551,000	Hokuhoku Financial Group, Inc.	$1,057,023
8,000	Hokuriku Electric Industry Co. Ltd.	12,450
21,100	Hokuriku Electric Power Co.	259,594
6,800	Hokuto Corp.	125,591
7,100	H-One Co. Ltd.	73,453
7,320	Honeys Co. Ltd.	65,412
173,500	Horiba Ltd.	6,351,082
9,900	Hoshizaki Electric Co. Ltd.	355,613
33,800	Hosiden Corp.	171,035
18,000	Hosokawa Micron Corp.	113,810
44,500	House Foods Group, Inc.	670,745
8,700	Howa Machinery Ltd.	70,421
1,000	Hurxley Corp.	7,595
200	Hutech Norin Co. Ltd.	1,952
68,000	Hyakugo Bank Ltd. (The)	277,537
95,000	Hyakujushi Bank Ltd. (The)	313,350
55,300	Ibiden Co. Ltd.	1,029,467
7,300	IBJ Leasing Co. Ltd.	194,057
2,400	Ichibanya Co. Ltd.	87,384
21,000	Ichikoh Industries Ltd.(b)	32,270
7,300	ICHINEN Holdings Co. Ltd.	58,088
6,600	Ichiyoshi Securities Co. Ltd.	102,905
2,300	Icom, Inc.	51,641
6,700	Idec Corp.	58,823
20,000	Ihara Chemical Industry Co. Ltd.	143,878
18,936	Iida Group Holdings Co. Ltd.(b)	335,833
19,500	Iino Kaiun Kaisha Ltd.	108,408
13,680	IJT Technology Holdings Co. Ltd.(b)	68,420
22,000	Ikegami Tsushinki Co. Ltd.(b)	24,547
30	Ikyu Corp.	42,870
6,600	Imasen Electric Industrial	93,151
10,400	Inaba Denki Sangyo Co. Ltd.	331,839
3,200	Inaba Seisakusho Co. Ltd.	38,273
25,700	Inabata & Co. Ltd.	289,524
10,800	Inageya Co. Ltd.	104,861
25	Industrial & Infrastructure Fund Investment Corp. REIT	207,008
12,200	Ines Corp.	90,392
600	I-Net Corp.	4,786
6,200	Information Services International-Dentsu Ltd.	67,176
4,200	Innotech Corp.	20,061
1,400	Intage Holdings, Inc.	18,937
7,000	Internet Initiative Japan, Inc.	173,613
12,000	Inui Steamship Co. Ltd.(b)	40,168
800	Iriso Electronics Co. Ltd.	37,075
6,000	Ise Chemical Corp.	49,330
42,000	Iseki & Co. Ltd.	118,802
145,000	Ishihara Sangyo Kaisha Ltd.(b)	170,304
14,000	Ishizuka Glass Co. Ltd.	40,560
45,766	IT Holdings Corp.	763,737

Shares		Value
JAPAN (continued)
14,000	Ito En Ltd.	$303,788
29,000	Itochu Enex Co. Ltd.	170,872
4,200	Itochu Techno-Solutions Corp.	174,709
2,000	Itochu-Shokuhin Co. Ltd.	66,556
71,000	Itoham Foods, Inc.	318,968
27,600	Itoki Corp.	164,514
8,400	IwaiCosmo Holdings, Inc.	111,074
27,000	Iwasaki Electric Co. Ltd.(b)	54,439
63,000	Iwatani Corp.	368,122
42,000	Iwatsu Electric Co. Ltd.	39,875
138,000	Iyo Bank Ltd. (The)	1,306,117
20,100	Izumi Co. Ltd.	614,784
29,000	Izumiya Co. Ltd.	127,728
46,000	Izutsuya Co. Ltd.(b)	38,270
900	Jalux, Inc.	10,421
98,000	Janome Sewing Machine Co. Ltd.(b)	84,408
14,900	Japan Airport Terminal Co. Ltd.	303,629
23,000	Japan Aviation Electronics Industry Ltd.	355,457
13,700	Japan Digital Laboratory Co. Ltd.	205,829
500	Japan Drilling Co. Ltd.	25,839
2,900	Japan Electronic Materials Corp.	13,028
20,300	Japan Foundation Engineering Co. Ltd.	67,753
6,400	Japan Medical Dynamic Marketing, Inc.	20,108
4,700	Japan Petroleum Exploration Co.	175,957
50,000	Japan Pulp & Paper Co. Ltd.	159,049
23,000	Japan Radio Co. Ltd.(b)	78,790
78,000	Japan Steel Works Ltd. (The)	391,641
26,000	Japan Transcity Corp.	82,451
8,000	Japan Vilene Co. Ltd.	50,974
38,000	Japan Wool Textile Co. Ltd. (The)	275,599
6,500	Jastec Co. Ltd.	49,750
10,000	JBCC Holdings, Inc.	77,714
9,000	Jeol Ltd.	42,371
3,500	Jimoto Holdings, Inc.	6,920
5,000	JK Holdings Co. Ltd.	28,237
20,000	JMS Co. Ltd.	56,964
50,000	J-Oil Mills, Inc.	139,473
20,000	Joshin Denki Co. Ltd.	152,295
4,900	Jp-Holdings, Inc.	21,965
8,000	JSP Corp.	119,017
22,000	Juki Corp.(b)	43,711
145,000	Juroku Bank Ltd. (The)	509,494
4,000	Justsystems Corp.(b)	34,492
64,900	JVC Kenwood Corp.	123,867
8,000	K&O Energy Group, Inc.(b)	115,885
13,100	kabu.com Securities Co. Ltd.	73,597
2,000	Kabuki-Za Co. Ltd.	97,093
7,600	Kadokawa Corp.	247,705

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
10,500	Kaga Electronics Co. Ltd.	$130,312
8,100	Kagome Co. Ltd.	134,538
77,000	Kagoshima Bank Ltd. (The)	466,507
45,200	Kakaku.com, Inc.	867,546
28,000	Kaken Pharmaceutical Co. Ltd.	449,995
5,800	Kameda Seika Co. Ltd.	174,561
13,700	Kamei Corp.	103,518
114,000	Kamigumi Co. Ltd.	1,030,988
14,000	Kanaden Corp.	94,000
10,000	Kanagawa Chuo Kotsu Co. Ltd.	49,232
12,000	Kanamoto Co. Ltd.	313,947
54,000	Kandenko Co. Ltd.	276,950
114,000	Kaneka Corp.	716,336
189,000	Kanematsu Corp.	329,275
12,300	Kanematsu Electronics Ltd.	163,366
9,000	Kansai Urban Banking Corp.	11,011
15,000	Kanto Denka Kogyo Co. Ltd.(b)	35,529
18,000	Kasai Kogyo Co. Ltd.	124,909
16,800	Kasumi Co. Ltd.	111,485
5,000	Katakura Industries Co. Ltd.	56,768
11,900	Kato Sangyo Co. Ltd.	216,755
50,000	Kato Works Co. Ltd.	298,522
2,400	KAWADA Technologies, Inc.	59,172
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	57,316
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	24,273
564,000	Kawasaki Kisen Kaisha Ltd.	1,341,411
7,000	Kawasumi Laboratories, Inc.	43,506
89,000	Keihan Electric Railway Co. Ltd.	337,986
15,900	Keihanshin Building Co. Ltd.	82,325
11,000	Keihin Co. Ltd. (The)	17,872
20,200	Keihin Corp.	304,473
18,000	Keisei Electric Railway Co. Ltd.	161,378
159,000	Keiyo Bank Ltd. (The)	697,191
21,200	Keiyo Co. Ltd.	97,524
800	Kenko Mayonnaise Co. Ltd.	7,251
2,000	Kentucky Fried Chicken Japan Ltd.	41,754
36,200	Kewpie Corp.	518,712
6,525	KEY Coffee, Inc.	99,692
11,200	Kimoto Co. Ltd.	87,697
49,000	Kinden Corp.	483,430
600	King Jim Co. Ltd.	3,888
7,000	Kinki Sharyo Co. Ltd. (The)	22,883
7,200	Kintetsu World Express, Inc.	289,283
6,000	Kinugawa Rubber Industrial Co. Ltd.	29,187
4,400	Kisoji Co. Ltd.	81,308
13,900	Kissei Pharmaceutical Co. Ltd.	332,365
66,000	Kitagawa Iron Works Co. Ltd.	122,091
4,600	Kita-Nippon Bank Ltd. (The)	110,306
21,000	Kitano Construction Corp.	53,029
3,600	Kito Corp.	70,295
31,000	Kitz Corp.	146,550

Shares		Value
JAPAN (continued)
32,300	Kiyo Bank Ltd. (The)(b)	$424,892
29,600	Koa Corp.	329,694
22,000	Koatsu Gas Kogyo Co. Ltd.	123,167
8,200	Kobayashi Pharmaceutical Co. Ltd.	447,842
14,800	Kohnan Shoji Co. Ltd.	156,300
1,300	Kohsoku Corp.	11,439
13,000	Koike Sanso Kogyo Co. Ltd.	27,993
33,000	Koito Manufacturing Co. Ltd.	678,927
8,800	Kojima Co. Ltd.(b)	23,428
48,100	Kokuyo Co. Ltd.	337,552
23,000	KOMAIHALTEC, Inc.	70,461
5,000	Komatsu Seiren Co. Ltd.	24,665
4,300	Komatsu Wall Industry Co. Ltd.	86,109
14,800	Komeri Co. Ltd.	353,595
12,300	Komori Corp.	195,148
9,800	Konaka Co. Ltd.	81,435
7,700	Konami Corp.	185,548
4,000	Kondotec, Inc.	27,836
9,700	Konishi Co.Ltd.	184,088
6,500	Kose Corp.	205,173
12,000	Krosaki Harima Corp.	27,601
4,200	KRS Corp.	42,423
22,628	K’s Holdings Corp.	607,725
1,000	KU Holdings Co. Ltd.	13,810
7,000	Kumiai Chemical Industry Co. Ltd.	40,834
2,100	Kura Corp.	35,106
125,000	Kurabo Industries Ltd.	227,562
52,000	Kureha Corp.	240,227
56,000	Kurimoto Ltd.	130,449
12,500	Kurita Water Industries Ltd.	268,303
23,400	Kuroda Electric Co. Ltd.	361,638
500	Kusuri No Aoki Co. Ltd.	26,475
76,000	KYB Co. Ltd.	380,112
43,000	Kyodo Printing Co. Ltd.	120,368
41,000	Kyodo Shiryo Co. Ltd.	44,945
2,000	Kyoei Sangyo Co. Ltd.	3,582
7,400	Kyoei Steel Ltd.	150,216
5,000	Kyokuto Boeki Kaisha Ltd.(b)	10,717
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	245,136
4,800	Kyokuto Securities Co. Ltd.	91,424
26,000	Kyokuyo Co. Ltd.	67,946
24,800	KYORIN Holdings, Inc.	560,470
4,500	Kyoritsu Maintenance Co. Ltd.	161,202
22,000	Kyosan Electric Manufacturing Co. Ltd.	69,766
2,400	Kyoto Kimono Yuzen Co. Ltd.	25,393
3,000	Kyowa Electronics Instruments Co. Ltd.	12,274
47,500	Kyowa Exeo Corp.	626,701
1,600	Kyowa Leather Cloth Co. Ltd.	7,940
14,000	Kyudenko Corp.	111,129
2,800	Lasertec Corp.	30,118
2,700	LEC, Inc.	31,527

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
28,700	Leopalace21 Corp.(b)	$152,250
8,600	Life Corp.	123,903
19,500	Lintec Corp.	360,341
54,000	Lion Corp.	283,821
1,800	Livesense, Inc.(b)	39,041
25,000	Look, Inc.	70,715
4,300	Mabuchi Motor Co. Ltd.	249,995
5,300	Macnica, Inc.	157,698
12,000	Macromill, Inc.	91,142
68,000	Maeda Corp.	461,231
47,000	Maeda Road Construction Co. Ltd.	776,510
5,000	Maezawa Kasei Industries Co. Ltd.	51,287
5,000	Maezawa Kyuso Industries Co. Ltd.	63,571
78,000	Makino Milling Machine Co. Ltd.	656,553
6,000	Mandom Corp.	207,302
4,900	Mars Engineering Corp.	94,096
11,900	Marubun Corp.	69,185
95,000	Marudai Food Co. Ltd.	286,385
18,000	Maruetsu, Inc. (The)	63,424
4,000	Marufuji Sheet Piling Co. Ltd.	14,877
95,910	Maruha Nichiro Holdings, Inc.	159,584
27,700	Marui Group Co. Ltd.	263,797
20,200	Maruichi Steel Tube Ltd.	529,664
1,600	Maruka Machinery Co. Ltd.	18,871
26,100	Marusan Securities Co. Ltd.	238,596
2,900	Maruwa Co. Ltd.	99,486
20,000	Maruyama Manufacturing Co., Inc.	50,113
900	Maruzen CHI Holdings Co. Ltd.(b)	2,616
36,000	Maruzen Showa Unyu Co. Ltd.	117,686
6,400	Marvelous AQL, Inc.	42,157
6,500	Matsuda Sangyo Co. Ltd.	84,741
13,300	Matsui Securities Co. Ltd.	154,127
22,000	Matsumotokiyoshi Holdings Co. Ltd.	789,175
2,700	Matsuya Foods Co. Ltd.	48,096
12,000	Max Co. Ltd.	133,307
3,700	Maxvalu Tokai Co. Ltd.	58,051
6,400	McDonald’s Holdings Co. Japan Ltd.	168,128
2,400	MEC Co. Ltd.	16,819
79,100	Medipal Holdings Corp.	1,162,848
3,500	Megachips Corp.	47,994
14,800	Megmilk Snow Brand Co. Ltd.	184,982
65,000	Meidensha Corp.	264,657
8,300	Meiko Electronics Co. Ltd.	64,665
6,700	Meiko Network Japan Co. Ltd.	74,102
9,000	Meisei Industrial Co. Ltd.	42,106
10,700	Meitec Corp.	288,105
200	Meito Transportation Co. Ltd.	1,312
20,900	Meiwa Corp.	70,983

Shares		Value
JAPAN (continued)
10,100	Meiwa Estate Co. Ltd.(b)	$48,241
3,000	Melco Holdings, Inc.	49,623
2,400	Message Co. Ltd.	80,454
70,000	Michinoku Bank Ltd. (The)	138,397
1,600	Micronics Japan Co. Ltd.	92,238
23,000	Mie Bank Ltd. (The)	51,101
4,000	Mikuni Corp.	15,660
2,937	Milbon Co. Ltd.	105,642
9,700	Mimasu Semiconductor Industry Co. Ltd.	81,553
79,000	Minato Bank Ltd. (The)	133,767
59,000	Minebea Co. Ltd.	451,003
12,600	Ministop Co. Ltd.	202,744
198,900	Miraca Holdings, Inc.	9,490,433
1,100	Miraial Co. Ltd.	16,343
29,540	Mirait Holdings Corp.	260,792
8,500	Misawa Homes Co. Ltd.	120,466
23,300	MISUMI Group, Inc.	677,084
6,400	Mitani Corp.	134,615
8,000	Mito Securities Co. Ltd.	36,880
16,000	Mitsuba Corp.	272,330
21,000	Mitsubishi Gas Chemical Co., Inc.	149,839
32,000	Mitsubishi Kakoki Kaisha Ltd.(b)	53,558
22,000	Mitsubishi Logistics Corp.	313,301
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	117,158
148,000	Mitsubishi Paper Mills Ltd.(b)	143,408
10,600	Mitsubishi Pencil Co. Ltd.	247,026
5,700	Mitsubishi Shokuhin Co. Ltd.	136,461
80,000	Mitsubishi Steel Manufacturing Co. Ltd.	201,233
20,000	Mitsuboshi Belting Co. Ltd.	112,362
429,000	Mitsui Chemicals, Inc.	1,041,323
350,000	Mitsui Engineering & Shipbuilding Co. Ltd.	695,410
19,000	Mitsui High-Tec, Inc.	127,944
14,000	Mitsui Home Co. Ltd.	66,047
51,100	Mitsui Knowledge Industry Co. Ltd.	80,524
102,000	Mitsui Matsushima Co. Ltd.	160,732
285,000	Mitsui Mining & Smelting Co. Ltd.	769,893
66,000	Mitsui Sugar Co. Ltd.	283,586
40,000	Mitsui-Soko Co. Ltd.	177,351
61,100	Mitsumi Electric Co. Ltd.(b)	442,537
10,500	Mitsuuroko Group Holdings Co. Ltd.	58,373
10,400	Miura Co. Ltd.	272,189
38,000	Miyaji Engineering Group, Inc.(b)	98,933
60,000	Miyazaki Bank Ltd. (The)	167,368
26,000	Miyoshi Oil & Fat Co. Ltd.	38,426
62,000	Mizuno Corp.	313,732
3,800	Mochida Pharmaceutical Co. Ltd.	221,298

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
2,200	Modec, Inc.	$60,572
21,400	Monex Group, Inc.	92,370
5,100	Monotaro Co. Ltd.	110,416
82,000	Morinaga & Co. Ltd.	176,568
101,000	Morinaga Milk Industry Co. Ltd.	298,542
16,000	Morita Holdings Corp.	125,908
22,000	Mory Industries, Inc.	90,438
9,300	MOS Food Services, Inc.	194,611
14,500	Moshi Moshi Hotline, Inc.	153,132
11,900	Mr Max Corp.	38,669
2,000	Murakami Corp.	27,425
310,000	Musashi Seimitsu Industry Co. Ltd.	6,122,932
21,800	Musashino Bank Ltd. (The)	709,455
15,000	Mutoh Holdings Co. Ltd.	72,086
13,500	Nabtesco Corp.	301,923
2,500	NAC Co. Ltd.	41,793
57,000	Nachi-Fujikoshi Corp.	367,094
5,500	Nagaileben Co. Ltd.	91,999
24,000	Nagano Bank Ltd. (The)	43,222
1,000	Nagano Keiki Co. Ltd.	6,548
91,400	Nagase & Co. Ltd.	1,087,818
7,000	Nagatanien Co. Ltd.	63,169
88,000	Nagoya Railroad Co. Ltd.	263,561
22,000	Nakabayashi Co. Ltd.	44,357
13,000	Nakamuraya Co. Ltd.	50,641
27,000	Nakayama Steel Works Ltd.(b)	24,048
11,200	Namura Shipbuilding Co. Ltd.	156,649
53,000	Nankai Electric Railway Co. Ltd.	186,748
27,000	Nanto Bank Ltd. (The)	95,400
3,600	Natori Co. Ltd.	38,301
16,000	NDS Co. Ltd.	45,258
9,600	NEC Capital Solutions Ltd.	230,205
7,400	NEC Fielding Ltd.	104,442
14,100	NEC Networks & System Integration Corp.	331,213
17,800	NET One Systems Co. Ltd.	111,151
27,200	Neturen Co. Ltd.	205,524
5,200	New Japan Chemical Co. Ltd.(b)	13,233
4,100	Next Co. Ltd.	40,932
63,700	NHK Spring Co. Ltd.	662,749
41,000	Nice Holdings, Inc.	91,093
11,000	Nichia Steel Works Ltd.	39,190
38,000	Nichias Corp.	267,417
17,000	Nichiban Co. Ltd.	59,401
32,700	Nichicon Corp.	283,889
2,600	Nichiden Corp.	56,672
12,000	Nichiha Corp.	165,959
19,100	Nichii Gakkan Co.	163,388
8,450	Nichi-Iko Pharmaceutical Co. Ltd.	126,456
22,000	Nichimo Co. Ltd.	41,558
125,000	Nichirei Corp.	573,799
18,000	Nichireki Co. Ltd.	204,189

Shares		Value
JAPAN (continued)
4,600	Nidec Copal Electronics Corp.	$34,983
509,800	Nifco, Inc.(d)	13,442,314
3,900	NIFTY Corp.	50,234
218	Nihon Chouzai Co. Ltd.	6,038
9,700	Nihon Dempa Kogyo Co. Ltd.	82,788
12,300	Nihon Kohden Corp.	485,162
3,000	Nihon M&A Center, Inc.	251,346
21,000	Nihon Nohyaku Co. Ltd.	297,416
24,000	Nihon Parkerizing Co. Ltd.	523,598
2,800	Nihon Plast Co. Ltd.	20,499
1,000	Nihon Shokuhin Kako Co. Ltd.	3,553
1,100	Nihon Tokushu Toryo Co. Ltd.	6,869
500	Nihon Trim Co. Ltd.	39,689
13,600	Nihon Unisys Ltd.	140,166
37,000	Nihon Yamamura Glass Co. Ltd.	66,272
29,000	Nikkiso Co. Ltd.	367,857
9,000	Nikko Co. Ltd.	54,703
55,000	Nippo Corp.	866,693
12,000	Nippon Beet Sugar Manufacturing Co. Ltd.	23,373
12,000	Nippon Carbide Industries Co., Inc.	31,242
39,000	Nippon Carbon Co. Ltd.	72,144
6,200	Nippon Ceramic Co. Ltd.	95,940
62,000	Nippon Chemical Industrial Co. Ltd.(b)	83,743
70,000	Nippon Chemi-Con Corp.(b)	234,315
3,000	Nippon Chemiphar Co. Ltd.	13,595
115,000	Nippon Coke & Engineering Co. Ltd.	156,455
18,000	Nippon Concrete Industries Co. Ltd.	90,907
26,000	Nippon Conveyor Co. Ltd.(b)	35,372
13,000	Nippon Denko Co. Ltd.	37,917
26,000	Nippon Densetsu Kogyo Co. Ltd.	335,911
197,000	Nippon Electric Glass Co. Ltd.	898,522
400	Nippon Felt Co. Ltd.	1,852
600	Nippon Filcon Co. Ltd.	2,566
9,700	Nippon Fine Chemical Co. Ltd.	59,432
52,000	Nippon Flour Mills Co. Ltd.	261,603
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	30,537
9,200	Nippon Gas Co. Ltd.	97,340
11,000	Nippon Hume Corp.	97,436
3,100	Nippon Jogesuido Sekkei Co. Ltd.	39,839
3,400	Nippon Kanzai Co. Ltd.	66,290
60,000	Nippon Kayaku Co. Ltd.	805,716
16,000	Nippon Kinzoku Co. Ltd.(b)	21,611
56,000	Nippon Koei Co. Ltd.	250,484
27,000	Nippon Konpo Unyu Soko Co. Ltd.	485,720
61,000	Nippon Koshuha Steel Co. Ltd.(b)	63,884

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
300,300	Nippon Light Metal Holdings Co. Ltd.	$432,065
3,000	Nippon Meat Packers, Inc.	51,825
47,000	Nippon Paint Co. Ltd.	784,330
61,400	Nippon Paper Industries Co. Ltd.	1,119,587
600	Nippon Parking Development Co. Ltd.	787
16,000	Nippon Pillar Packing Co. Ltd.	105,393
61,000	Nippon Piston Ring Co. Ltd.	124,782
4,000	Nippon Rietec Co. Ltd.	29,754
54,000	Nippon Road Co. Ltd. (The)	289,635
19,000	Nippon Seiki Co. Ltd.	359,284
4,000	Nippon Seiro Co. Ltd.	10,257
10,000	Nippon Seisen Co. Ltd.	44,142
18,000	Nippon Sharyo Ltd.	90,555
455,000	Nippon Sheet Glass Co. Ltd.(b)	601,204
25,000	Nippon Shinyaku Co. Ltd.	491,338
64,000	Nippon Shokubai Co. Ltd.	678,399
23,500	Nippon Signal Co. Ltd. (The)	208,388
74,000	Nippon Soda Co. Ltd.	428,051
115,480	Nippon Steel & Sumikin Bussan Corp.	441,937
46,000	Nippon Steel & Sumikin Texeng Co. Ltd.	179,192
116,900	Nippon Suisan Kaisha Ltd.(b)	241,420
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	206,881
39,000	Nippon Thompson Co. Ltd.	194,294
21,000	Nippon Valqua Industries Ltd.	57,551
55,300	Nipro Corp.	488,212
1,000	Nishikawa Rubber Co. Ltd.	19,223
168,000	Nishimatsu Construction Co. Ltd.	588,666
10,800	Nishimatsuya Chain Co. Ltd.	85,833
359,000	Nishi-Nippon City Bank Ltd. (The)	917,089
73,000	Nishi-Nippon Railroad Co. Ltd.	278,653
3,100	Nishio Rent All Co. Ltd.	83,227
18,300	Nissan Chemical Industries Ltd.	265,625
39,000	Nissan Shatai Co. Ltd.	496,995
14,000	Nissan Tokyo Sales Holdings Co. Ltd.	57,277
1,200	Nissei ASB Machine Co. Ltd.	28,165
2,300	Nissei Corp.	20,260
3,900	Nissei Plastic Industrial Co. Ltd.	23,857
23,600	Nisshin Fudosan Co. Ltd.	89,623
38,000	Nisshin Oillio Group Ltd. (The)	125,712
40,300	Nisshin Seifun Group, Inc.	404,696
17,424	Nisshin Steel Holdings Co. Ltd.	187,593
66,000	Nisshinbo Holdings, Inc.	584,614
34,000	Nissin Corp.	94,176
22,000	Nissin Electric Co. Ltd.	116,923
18,300	Nissin Kogyo Co. Ltd.	378,287
2,600	Nissin Sugar Co. Ltd.	57,385
6,500	Nissui Pharmaceutical Co. Ltd.	70,109
12,300	Nitta Corp.	279,781

Shares		Value
JAPAN (continued)
8,600	Nittan Valve Co. Ltd.	$27,609
37,000	Nittetsu Mining Co. Ltd.	173,828
106,000	Nitto Boseki Co. Ltd.	468,944
600	Nitto FC Co. Ltd.	3,670
17,600	Nitto Kogyo Corp.	307,488
4,800	Nitto Kohki Co. Ltd.	86,021
15,000	Nitto Seiko Co. Ltd.	49,183
9,500	Nittoc Construction Co. Ltd.	35,891
3,100	Nittoku Engineering Co. Ltd.	27,398
7,400	Noevir Holdings Co. Ltd.	136,527
109,000	NOF Corp.	771,332
12,000	Nohmi Bosai Ltd.	124,616
47,200	NOK Corp.	773,808
17,000	Nomura Co. Ltd.	145,923
47,000	Noritake Co. Ltd.	115,924
8,700	Noritsu Koki Co. Ltd.	55,434
13,800	Noritz Corp.	289,993
89,400	North Pacific Bank Ltd.	354,380
7,700	NS Solutions Corp.	198,435
57,000	NS United Kaiun Kaisha Ltd.(b)	153,421
3,100	NSD Co. Ltd.	42,782
225,000	NTN Corp.(b)	988,793
500	Nuflare Technology, Inc.	52,853
4,500	Obara Group, Inc.	141,822
21,000	Obayashi Road Corp.	123,324
4,000	OBIC Business Consultants Ltd.	136,048
9,600	Obic Co. Ltd.	298,796
32,000	Oenon Holdings, Inc.	71,410
141,000	Ogaki Kyoritsu Bank Ltd. (The)	397,455
4,300	Ohara, Inc.	25,462
2,400	Ohashi Technica, Inc.	22,457
1,800	Ohsho Food Service Corp.	59,195
14,038	Oiles Corp.	330,031
65,000	Oita Bank Ltd. (The)	264,021
20,200	Okabe Co. Ltd.	256,429
18,000	Okamoto Industries, Inc.	59,372
9,000	Okamoto Machine Tool Works Ltd.(b)	11,099
35,000	Okamura Corp.	292,209
21,000	Okasan Securities Group, Inc.	198,963
71,000	Oki Electric Industry Co. Ltd.(b)	164,001
1,400	Okinawa Cellular Telephone Co.	36,655
600	Okinawa Electric Power Co., Inc. (The)	18,910
54,000	OKK Corp.	74,523
62,000	OKUMA Corp.	608,045
77,000	Okumura Corp.	345,170
30,000	Okura Industrial Co. Ltd.	97,485
14,000	Okuwa Co. Ltd.	120,035
8,200	Onoken Co. Ltd.	100,002
111,000	Onward Holdings Co. Ltd.	808,300
1,800	Optex Co. Ltd.	28,241
10,000	Organo Corp.	46,100
17,000	Origin Electric Co. Ltd.	53,245

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
2,700	Osaka Organic Chemical Industry Ltd.	$12,183
9,500	Osaka Steel Co. Ltd.	161,231
4,100	OSAKA Titanium Technologies Co. Ltd.	66,414
11,000	Osaki Electric Co. Ltd.	65,675
25,100	OSG Corp.	470,702
5,300	Otsuka Corp.	633,386
3,800	Otsuka Kagu Ltd.	37,193
6,100	Oyo Corp.	96,005
37,000	Pacific Industrial Co. Ltd.	237,927
22,000	Pacific Metals Co. Ltd.	78,379
4,950	Pack Corp. (The)	86,287
4,000	Pal Co. Ltd.	77,087
13,650	Paltac Corp.	184,102
57,000	PanaHome Corp.	398,893
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	48,918
1,000	Panasonic Information Systems Co. Ltd.	27,210
3,100	Paramount Bed Holdings Co. Ltd.	102,099
4,300	Parco Co. Ltd.	39,772
6,700	Paris Miki Holdings, Inc.	30,100
17,500	Park24 Co. Ltd.	362,778
10,000	Pasco Corp.	47,372
1,400	Pasona Group, Inc.	8,866
46,000	Penta-Ocean Construction Co. Ltd.	167,486
11,400	Pigeon Corp.	526,094
6,600	Pilot Corp.	202,192
5,200	Piolax, Inc.	198,238
129,500	Pioneer Corp.(b)	281,384
10,200	Plenus Co. Ltd.	239,002
2,100	Pola Orbis Holdings, Inc.	70,706
44,000	Press Kogyo Co. Ltd.	189,057
1,500	Pressance Corp.	41,959
3,000	Prestige International, Inc.	29,099
47,000	Prima Meat Packers Ltd.	86,023
6,800	Pronexus, Inc.	43,727
900	Proto Corp.	12,588
2,500	Qol Co. Ltd.	14,486
42,100	Raito Kogyo Co. Ltd.	288,029
1,900	Relo Holdings, Inc.	100,235
124,840	Rengo Co. Ltd.	665,927
35,400	Renown, Inc.(b)	45,389
26,200	Resorttrust, Inc.	455,173
3,000	Rheon Automatic Machinery Co. Ltd.	17,765
49,000	Rhythm Watch Co. Ltd.	66,184
9,100	Ricoh Leasing Co. Ltd.	245,826
8,100	Right On Co. Ltd.	56,685
31,000	Riken Corp.	146,853
11,400	Riken Keiki Co. Ltd.	96,850
19,000	Riken Technos Corp.	115,298
2,600	Riken Vitamin Co. Ltd.	62,067

Shares		Value
JAPAN (continued)
3,000	Ringer Hut Co. Ltd.	$43,927
16,800	Riso Kagaku Corp.	336,263
6,980	Riso Kyoiku Co. Ltd.	38,326
4,500	Rock Field Co. Ltd.	79,456
32,000	Rohto Pharmaceutical Co. Ltd.	515,846
1,200	Roland DG Corp.	39,581
39,700	Round One Corp.	370,694
8,600	Royal Holdings Co. Ltd.	124,998
76,000	Ryobi Ltd.	313,164
16,000	Ryoden Trading Co. Ltd.	113,849
7,600	Ryohin Keikaku Co. Ltd.	704,434
19,600	Ryosan Co. Ltd.	411,874
8,400	Ryoyo Electro Corp.	89,451
3,500	S Foods, Inc.	37,100
2,000	Sagami Chain Co. Ltd.	18,322
69,000	Saibu Gas Co. Ltd.	163,433
5,700	Saizeriya Co. Ltd.	67,449
37,000	Sakai Chemical Industry Co. Ltd.	112,264
18,000	Sakai Heavy Industries Ltd.	64,833
1,000	Sakai Moving Service Co. Ltd.	34,306
39,000	Sakai Ovex Co. Ltd.	73,290
18,000	Sakata INX Corp.	163,668
17,300	Sakata Seed Corp.	222,325
4,500	Sala Corp.	21,538
7,000	San-A Co. Ltd.	199,031
50,000	San-Ai Oil Co. Ltd.	242,243
26,000	Sanden Corp.	124,949
2,000	Sanei Architecture Planning Co. Ltd.	16,756
22,575	Sangetsu Co. Ltd.	558,354
82,000	San-In Godo Bank Ltd. (The)	574,650
4,500	Sanix, Inc.(b)	38,891
44,000	Sanken Electric Co. Ltd.	307,057
31,000	Sanki Engineering Co. Ltd.	191,759
5,000	Sanko Marketing Foods Co. Ltd.	45,366
14,000	Sanko Metal Industrial Co. Ltd.	36,723
23,200	Sankyo Seiko Co. Ltd.	82,881
11,400	Sankyo Tateyama, Inc.	268,905
129,000	Sankyu, Inc.	489,889
20,600	Sanoh Industrial Co. Ltd.	144,767
8,200	Sanshin Electronics Co. Ltd.	58,508
68,000	Sanwa Holdings Corp.	479,201
34,000	Sanyo Chemical Industries Ltd.	239,601
13,000	Sanyo Denki Co. Ltd.	87,668
2,000	Sanyo Electric Railway Co. Ltd.	7,967
5,400	Sanyo Housing Nagoya Co. Ltd.	58,878
19,000	Sanyo Industries Ltd.	33,846
59,000	Sanyo Shokai Ltd.	158,804
78,000	Sanyo Special Steel Co. Ltd.	351,179
156,000	Sapporo Holdings Ltd.	597,005
19,000	Sasebo Heavy Industries Co. Ltd.(b)	25,477
26,000	Sata Construction Co. Ltd.	32,319
4,900	SATO Holdings Corp.	109,491

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
6,300	Sato Shoji Corp.	$41,252
6,500	Satori Electric Co. Ltd.	40,144
5,200	Sawada Holdings Co. Ltd.	62,347
9,000	Sawai Pharmaceutical Co. Ltd.	539,982
37,000	SAXA Holdings, Inc.	56,132
100,480	SBI Holdings, Inc.	1,408,313
700	SBS Holdings, Inc.	11,860
13,600	Scroll Corp.	42,596
21,797	SCSK Corp.	608,234
1,600	Secom Joshinetsu Co. Ltd.	39,464
4,000	Seibu Electric Industry Co. Ltd.	18,244
37,000	Seika Corp.	88,363
3,500	Seikagaku Corp.	52,652
8,000	Seikitokyu Kogyo Co. Ltd.(b)	10,806
55,200	Seiko Epson Corp.	1,459,286
26,000	Seiko Holdings Corp.	129,784
2,400	Seiko PMC Corp.	19,145
97,000	Seino Holdings Co. Ltd.	928,511
18,700	Seiren Co. Ltd.	146,423
32,000	Sekisui Jushi Corp.	451,953
12,000	Sekisui Plastics Co. Ltd.	33,239
37,000	Senko Co. Ltd.	182,881
2,000	Senshu Electric Co. Ltd.	26,113
29,220	Senshu Ikeda Holdings, Inc.	131,271
9,000	Senshukai Co. Ltd.	74,963
3,300	Seria Co. Ltd.	136,948
1,000	Shibaura Mechatronics Corp.(b)	2,339
25,000	Shibusawa Warehouse Co. Ltd. (The)	90,535
9,400	Shibuya Kogyo Co. Ltd.	241,049
91,000	Shiga Bank Ltd. (The)	448,899
93,000	Shikibo Ltd.	121,063
33,000	Shikoku Bank Ltd. (The)	72,996
25,000	Shikoku Chemicals Corp.	192,327
19,400	Shikoku Electric Power Co., Inc.(b)	283,680
6,300	Shima Seiki Manufacturing Ltd.	104,147
32,149	Shimachu Co. Ltd.	721,834
74,000	Shimadzu Corp.	663,443
800	Shimane Bank Ltd. (The)	10,461
3,600	Shimizu Bank Ltd. (The)	91,436
141,000	Shimizu Corp.	770,069
2,500	Shimojima Co. Ltd.	23,759
7,400	Shin Nippon Air Technologies Co. Ltd.	45,992
32,000	Shinagawa Refractories Co. Ltd.	70,158
32,000	Shindengen Electric Manufacturing Co. Ltd.	199,511
9,300	Shin-Etsu Polymer Co. Ltd.	34,862
9,000	Shin-Keisei Electric Railway Co. Ltd.	32,505
33,500	Shinko Electric Industries Co. Ltd.	262,308
9,700	Shinko Plantech Co. Ltd.	72,819
13,300	Shinko Shoji Co. Ltd.	118,199
7,000	Shinko Wire Co. Ltd.	12,332

Shares		Value
JAPAN (continued)
41,000	Shinmaywa Industries Ltd.	$355,545
31,500	Shinnihon Corp.	94,034
30,000	Shinsho Corp.	64,011
900	Shinwa Co. Ltd.	10,650
10,500	Ship Healthcare Holdings, Inc.	404,913
20,000	Shiroki Corp.	45,415
3,000	Shizuki Electric Co., Inc.	13,507
32,500	Shizuoka Gas Co. Ltd.	193,085
6,500	Shobunsha Publications, Inc.	45,361
500	Shoei Foods Corp.	3,949
900	Shofu, Inc.	7,620
34,000	Shoko Co. Ltd.	51,913
2,000	Showa Aircraft Industry Co. Ltd.	27,816
25,600	Showa Corp.	344,023
928,600	Showa Denko KK	1,272,428
32,000	Showa Sangyo Co. Ltd.	103,044
57,400	Showa Shell Sekiyu KK	551,696
7,000	Siix Corp.	98,659
18,000	Sinanen Co. Ltd.	72,937
22,000	Sinfonia Technology Co. Ltd.	35,529
4,900	Sinko Industries Ltd.	36,881
41,100	Sintokogio Ltd.	316,185
122,200	SKY Perfect JSAT Holdings, Inc.	632,708
27,000	SMK Corp.	132,133
1,400	SMS Co. Ltd.	29,214
13,500	SNT Corp.	53,249
29,300	Sodick Co. Ltd.	127,329
6,100	Soft99 Corp.	41,196
2,200	Sogo Medical Co. Ltd.	83,870
49,188	Sohgo Security Services Co. Ltd.	931,573
820,800	Sojitz Corp.	1,429,993
50,000	Sotetsu Holdings, Inc.	181,071
1,900	Space Co. Ltd.	16,142
700	SPK Corp.	13,038
7,800	Square Enix Holdings Co. Ltd.	221,014
2,700	SRA Holdings, Inc.	36,891
300	ST Corp.	2,901
1,800	St. Marc Holdings Co. Ltd.	86,327
10,000	Stanley Electric Co. Ltd.	229,030
19,100	Star Micronics Co. Ltd.	222,089
1,200	Starbucks Coffee Japan Ltd.	14,564
10,200	Start Today Co. Ltd.	228,619
4,000	Starts Corp., Inc.	55,789
26,000	Starzen Co. Ltd.	70,490
3,000	Stella Chemifa Corp.	45,101
2,500	Studio Alice Co. Ltd.	33,180
8,000	Sugi Holdings Co. Ltd.	321,425
3,800	Sugimoto & Co. Ltd.	35,742
21,600	Sumco Corp.(b)	168,073
4,800	Sumida Corp.	24,054
36,000	Suminoe Textile Co. Ltd.	107,116
87,000	Sumitomo Bakelite Co. Ltd.	328,687
8,900	Sumitomo Densetsu Co. Ltd.	130,577
65,400	Sumitomo Forestry Co. Ltd.	716,283

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
135,000	Sumitomo Heavy Industries Ltd.	$634,237
126,800	Sumitomo Mitsui Construction Co. Ltd.(b)	142,723
246,000	Sumitomo Osaka Cement Co. Ltd.	931,800
13,000	Sumitomo Precision Products Co. Ltd.	55,731
6,280	Sumitomo Real Estate Sales Co. Ltd.	197,306
38,000	Sumitomo Seika Chemicals Co. Ltd.	304,238
61,000	Sumitomo Warehouse Co. Ltd. (The)	328,971
2,500	Sun Frontier Fudousan Co. Ltd.	34,061
2,000	Suncall Corp.	13,487
12,700	Sundrug Co. Ltd.	537,609
3,600	Sun-Wa Technos Corp.	31,430
23,000	Suzuken Co. Ltd.	801,409
115,000	SWCC Showa Holdings Co. Ltd.(b)	124,939
5,400	Systena Corp.	39,640
3,400	T&K Toka Co. Ltd.	73,111
1,900	T. Hasegawa Co. Ltd.	26,612
42,000	T. RAD Co. Ltd.	114,691
6,000	Tachibana Eletech Co. Ltd.	78,634
11,900	Tachi-S Co. Ltd.	163,993
68,000	Tadano Ltd.	971,048
10,000	Taihei Dengyo Kaisha Ltd.	64,109
37,000	Taiheiyo Kouhatsu, Inc.	40,198
9,600	Taiho Kogyo Co. Ltd.	95,370
16,700	Taikisha Ltd.	364,337
10,000	Taiko Bank Ltd. (The)	20,652
900	Taisei Lamick Co., Ltd.	23,476
5,500	Taiyo Holdings Co. Ltd.	180,875
59,000	Taiyo Nippon Sanso Corp.	414,623
25,400	Taiyo Yuden Co. Ltd.	312,745
1,600	Takachiho Koheki Co. Ltd.	15,598
16,000	Takagi Securities Co. Ltd.	57,943
7,100	Takamatsu Construction Group Co. Ltd.	124,182
4,000	Takano Co. Ltd.	22,003
18,000	Takara Leben Co. Ltd.	58,667
4,400	Takara Printing Co. Ltd.	30,921
65,000	Takara Standard Co. Ltd.	467,603
34,000	Takasago International Corp.	188,686
30,400	Takasago Thermal Engineering Co. Ltd.	274,632
18,000	Takashima & Co. Ltd.	44,044
65,000	Takashimaya Co. Ltd.	612,655
13,800	Takata Corp.	416,013
1,630	Take And Give Needs Co. Ltd.	38,385
3,000	Takeei Corp.	32,828
1,900	Takeuchi Manufacturing Co. Ltd.	57,184
12,000	Takihyo Co. Ltd.	48,272
23,000	Takiron Co. Ltd.	98,825

Shares		Value
JAPAN (continued)
33,000	Takisawa Machine Tool Co. Ltd.	$52,325
18,000	Takuma Co. Ltd.	164,373
5,900	Tamron Co. Ltd.	142,404
50,000	Tamura Corp.	142,410
1,300	Tanseisha Co. Ltd.	6,756
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	122,795
20,000	Tayca Corp.	57,355
19,000	TBK Co. Ltd.	109,905
600	Techno Medica Co. Ltd.	12,544
1,200	Techno Ryowa Ltd.	5,920
13,400	Tecmo Koei Holdings Co. Ltd.	164,336
580,000	Teijin Ltd.	1,322,697
1,200	Teikoku Electric Manufacturing Co. Ltd.	31,912
7,000	Teikoku Sen-I Co. Ltd.	87,423
15,000	Teikoku Tsushin Kogyo Co. Ltd.	25,252
98,000	Tekken Corp.(b)	274,327
1,400	Tella, Inc.(b)	30,954
5,300	Temp Holdings Co. Ltd.	160,810
2,700	T-Gaia Corp.	33,377
23,500	THK Co. Ltd.	520,970
1,000	Tigers Polymer Corp.	4,747
11,000	TKC Corp.	205,853
156,000	Toa Corp.(b)	340,491
6,000	Toa Corp.	58,373
58,000	Toa Oil Co. Ltd.	93,100
22,000	Toa Road Corp.	109,171
51,000	Toabo Corp.	38,436
104,500	Toagosei Co. Ltd.	435,715
10,100	Tobishima Corp.(b)	15,619
15,000	Tobu Store Co. Ltd.	38,172
37,600	TOC Co. Ltd.	276,747
1,700	Tocalo Co. Ltd.	28,469
60,000	Tochigi Bank Ltd. (The)	236,077
106,000	Toda Corp.	356,895
15,000	Toda Kogyo Corp.	40,961
1,400	Toei Animation Co. Ltd.	36,997
32,000	Toei Co. Ltd.	196,379
25,000	Toenec Corp.	155,378
62,000	Toho Bank Ltd. (The)	190,545
8,000	Toho Co. Ltd.	28,267
26,000	Toho Gas Co. Ltd.	121,640
11,600	Toho Holdings Co. Ltd.	206,750
2,100	Toho Titanium Co. Ltd.	13,792
73,000	Toho Zinc Co. Ltd.	260,791
53,000	Tohoku Bank Ltd. (The)	76,255
500	Tohokushinsha Film Corp.	4,674
14,000	Tohto Suisan Co. Ltd.	28,090
61,000	Tokai Carbon Co. Ltd.	198,219
1,100	Tokai Corp.	32,837
4,000	TOKAI Holdings Corp.	13,037
22,000	Tokai Lease Co. Ltd.	41,343
26,700	Tokai Rika Co. Ltd.	498,877

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
17,500	Tokai Rubber Industries Ltd.	$183,616
88,000	Tokai Tokyo Financial Holdings, Inc.	786,376
1,890	Token Corp.	88,146
33,840	Tokushu Tokai Paper Co. Ltd.	69,886
158,000	Tokuyama Corp.	644,866
20,000	Tokyo Broadcasting System Holdings, Inc.	242,145
2,200	Tokyo Derica Co. Ltd.	31,309
32,000	Tokyo Dome Corp.	192,933
2,400	Tokyo Electron Device Ltd.	36,504
5,000	Tokyo Energy & Systems, Inc.	25,644
40,000	Tokyo Keiki, Inc.	111,579
12,000	Tokyo Kikai Seisakusho Ltd.(b)	12,450
39,800	Tokyo Ohka Kogyo Co. Ltd.	802,466
7,000	Tokyo Rakutenchi Co. Ltd.	31,927
89,000	Tokyo Rope Manufacturing Co. Ltd.(b)	141,118
2,500	Tokyo Sangyo Co. Ltd.	9,714
14,700	Tokyo Seimitsu Co. Ltd.	290,633
44,800	Tokyo Steel Manufacturing Co. Ltd.(b)	231,520
86,000	Tokyo Tatemono Co. Ltd.	816,482
32,000	Tokyo Tekko Co. Ltd.	117,451
31,000	Tokyo Theaters Co., Inc.	47,333
17,500	Tokyo Tomin Bank Ltd. (The)	177,449
21,521	Tokyu Fudosan Holdings Corp.(b)	186,837
27,000	Toli Corp.	55,231
28,000	Tomato Bank Ltd.	46,315
4,000	Tomen Devices Corp.	71,097
7,900	Tomen Electronics Corp.	126,963
18,100	Tomoe Corp.	80,606
3,300	Tomoe Engineering Co. Ltd.	51,872
4,000	Tomoegawa Co. Ltd.	7,673
49,000	Tomoku Co. Ltd.	160,183
71,700	TOMONY Holdings, Inc.	285,621
31,000	Tomy Co. Ltd.	140,785
25,000	Tonami Holdings Co. Ltd.	49,672
13,100	Topcon Corp.	183,608
26,500	Toppan Forms Co. Ltd.	231,878
29,000	Topre Corp.	379,779
103,000	Topy Industries Ltd.	181,462
1,000	Toridoll.Corp.	8,652
8,800	Torigoe Co. Ltd. (The)	58,483
5,300	Torii Pharmaceutical Co. Ltd.	162,367
5,400	Torishima Pump Manufacturing Co. Ltd.	58,508
12,100	Tosei Corp.	84,914
67,000	Toshiba Machine Co. Ltd.	366,575
17,000	Toshiba Plant Systems & Services Corp.	253,577
106,000	Toshiba TEC Corp.	710,678
18,000	Tosho Printing Co. Ltd.	71,528
225,000	Tosoh Corp.	977,782
12,000	Totetsu Kogyo Co. Ltd.	244,299
Shares		Value
JAPAN (continued)
21,000	Tottori Bank Ltd. (The)	$37,614
174,000	Towa Bank Ltd. (The)	172,007
1,900	Towa Corp.	9,149
2,800	Towa Pharmaceutical Co. Ltd.	114,006
29,800	Toyo Construction Co. Ltd.	107,918
8,200	Toyo Corp.	84,352
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	9,983
62,000	Toyo Engineering Corp.	274,288
152,000	Toyo Ink SC Holdings Co. Ltd.	740,883
6,000	Toyo Kanetsu KK	16,737
28,000	Toyo Kohan Co. Ltd.	129,627
29,000	Toyo Securities Co. Ltd.	107,292
19,700	Toyo Seikan Group Holdings Ltd.	356,324
16,000	Toyo Suisan Kaisha Ltd.	507,390
1,300	Toyo Tanso Co. Ltd.	25,600
98,000	Toyo Tire & Rubber Co. Ltd.	561,124
20,000	Toyo Wharf & Warehouse Co. Ltd.	46,589
285,000	Toyobo Co. Ltd.	513,262
32,300	Toyoda Gosei Co. Ltd.	690,133
28,300	Toyota Boshoku Corp.	327,124
9,200	TPR Co. Ltd.	157,761
1,200	Trancom Co. Ltd.	44,162
12,300	Transcosmos, Inc.	258,833
8,800	Trusco Nakayama Corp.	204,733
8,800	TS Tech Co. Ltd.	329,451
54,600	TSI Holdings Co. Ltd.	328,124
67,000	Tsubakimoto Chain Co.	533,797
8,000	Tsubakimoto Kogyo Co. Ltd.	23,020
47,000	Tsudakoma Corp.(b)	77,743
34,000	Tsugami Corp.	199,002
15,000	Tsukamoto Corp Co. Ltd.	22,463
18,000	Tsukishima Kikai Co. Ltd.	182,167
39,433	Tsukuba Bank Ltd.	141,259
4,700	Tsukui Corp.	44,116
16,700	Tsumura & Co.	414,844
5,300	Tsuruha Holdings, Inc.	499,031
7,000	Tsurumi Manufacturing Co. Ltd.	84,956
2,400	Tsutsumi Jewelry Co. Ltd.	55,367
7,000	TTK Co. Ltd.	32,407
8,100	TV Asahi Corp.	168,390
200	TV Tokyo Holdings Corp.	3,277
68,840	UACJ Corp.	271,533
427,800	Ube Industries Ltd.	887,673
23,000	Uchida Yoko Co. Ltd.	64,383
14,000	Ueki Corp.	27,816
4,600	UKC Holdings Corp.	74,963
8,600	Ulvac, Inc.(b)	142,758
36,000	Uniden Corp.(b)	109,934
400	Union Tool Co.	10,183
21,600	Unipres Corp.	391,747
7,300	United Arrows Ltd.	237,212
96,000	Unitika Ltd.(b)	61,075

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
4,900	Universal Entertainment Corp.	$90,355
109,600	UNY Group Holdings Co. Ltd.	662,942
19,280	Usen Corp.(b)	66,990
14,100	U-Shin Ltd.	93,844
24,300	Ushio, Inc.	294,682
4,000	UT Holdings Co. Ltd.	21,611
8,800	Utoc Corp.	31,438
16,200	Valor Co. Ltd.	217,226
1,800	Village Vanguard Co. Ltd.	21,846
22,600	Vital KSK Holdings, Inc.	152,628
5,400	VT Holdings Co. Ltd.	91,806
32,000	Wacoal Holdings Corp.	332,309
26,700	Wacom Co. Ltd.	171,693
33,000	Wakachiku Construction Co. Ltd.(b)	40,051
16,000	Wakita & Co. Ltd.	180,718
7,600	Warabeya Nichiyo Co. Ltd.	152,193
2,800	Watabe Wedding Corp.	18,581
6,300	WATAMI Co. Ltd.	87,622
3,000	Weathernews, Inc.	77,224
900	Welcia Holdings Co. Ltd.	52,236
2,700	West Holdings Corp.	34,566
18,000	Wood One Co. Ltd.	57,258
500	Wowow, Inc.	16,908
20,700	Xebio Co. Ltd.	416,148
5,100	Yachiyo Bank Ltd. (The)	135,075
4,700	Yahagi Construction Co. Ltd.	43,932
1,200	Yaizu Suisankagaku Industry Co. Ltd.	10,582
2,700	YAMABIKO Corp.	95,268
88,000	Yamagata Bank Ltd. (The)	346,246
157,000	Yamaguchi Financial Group, Inc.	1,445,992
124,300	Yamaha Corp.	1,860,181
79,000	Yamanashi Chuo Bank Ltd. (The)	338,671
70,000	Yamatane Corp.	117,843
5,700	Yamato Kogyo Co. Ltd.	170,715
54,000	Yamazaki Baking Co. Ltd.	586,141
100	Yamazawa Co. Ltd.	1,493
18,200	Yamazen Corp.	107,059
2,500	Yaoko Co. Ltd.	103,749
700	Yashima Denki Co. Ltd.	3,076
34,000	Yaskawa Electric Corp.	472,546
7,900	Yasuda Warehouse Co. Ltd. (The)	77,399
15,900	Yellow Hat Ltd.	295,839
57,000	Yodogawa Steel Works Ltd.	248,263
17,000	Yokogawa Bridge Holdings Corp.	234,110
25,300	Yokogawa Electric Corp.	397,936
22,300	Yokohama Reito Co. Ltd.	175,266
51,000	Yokohama Rubber Co. Ltd. (The)	461,231
3,300	Yokowo Co. Ltd.	17,829
5,000	Yomeishu Seizo Co. Ltd.	40,863
Shares		Value
JAPAN (continued)
7,000	Yomiuri Land Co. Ltd.	$44,465
5,000	Yondenko Corp.	17,862
3,100	Yondoshi Holdings, Inc.	49,244
3,200	Yonex Co. Ltd.	20,170
8,300	Yorozu Corp.	153,782
1,800	Yoshinoya Holdings Co. Ltd.	25,792
56,000	Yuasa Trading Co. Ltd.	117,843
27,000	Yuken Kogyo Co. Ltd.	62,102
3,800	Yumeshin Holdings Co. Ltd.	33,920
13,000	Yurtec Corp.	45,297
9,100	Yusen Logistics Co. Ltd.	109,642
2,740	Yushin Precision Equipment Co. Ltd.	60,367
2,000	Yushiro Chemical Industry Co. Ltd.	20,182
12,300	Zenrin Co. Ltd.	115,933
18,700	Zensho Holdings Co. Ltd.	210,483
72,000	Zeon Corp.	708,936
7,700	ZERIA Pharmaceutical Co. Ltd.	205,444
4,000	Zojirushi Corp.	14,525
600	Zuiko Corp.	32,828
10,700	Zuken, Inc.	88,076
		308,130,728
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	28,470
61,698	Centamin Plc(b)	44,729
55,236	Heritage Oil Plc(b)	170,709
38,742	Petra Diamonds Ltd.(b)	87,826
36,240	Phoenix Group Holdings	437,578
8,082	Randgold Resources Ltd.	557,082
		1,326,394
LIECHTENSTEIN — 0.0%
378	Liechtensteinische Landesbank AG	17,135
912	Verwaltungs- und Privat-Bank AG	94,353
		111,488
LUXEMBOURG — 0.3%
34,744	APERAM(b)	624,872
2,734,415	AZ Electronic Materials SA(d)	17,796,109
1,248	Eurofins Scientific SE	317,786
1,096	GAGFAH SA(b)	15,757
104,500	L’Occitane International SA	208,359
1,351	Oriflame Cosmetics SA - SDR	37,284
100,579	Regus Plc	346,391
153,988	Transcom WorldWide SA, Class B - SDR(b)	32,906
		19,379,464
MALAYSIA — 0.6%
50,600	Aeon Co. (M) Berhad	185,979
8,520	Aeon Credit Service M Berhad	33,097
317,300	Affin Holdings Berhad	388,743

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
MALAYSIA (continued)
608,300	AirAsia Berhad	$410,805
20,200	Alam Maritim Resources Berhad	8,692
532,300	Alliance Financial Group Berhad	739,637
20,100	Amway Malaysia Holdings Berhad	73,277
1,315,400	APM Automotive Holdings Berhad(d)	2,342,682
1,702,376	Axis Real Estate Investment Trust(d)	1,449,805
32,700	Batu Kawan Berhad	191,519
108,800	Benalec Holdings Berhad	28,773
95,933	Berjaya Assets Berhad	23,649
1,100,600	Berjaya Corp. Berhad	167,729
158,984	Berjaya Sports Toto Berhad	192,406
128,600	BIMB Holdings Berhad	164,857
644,400	Bintulu Port Holdings Berhad(d)	1,444,195
400	Boustead Heavy Industries Corp. Berhad(b)	293
365,904	Boustead Holdings Berhad	574,031
88,300	Bumi Armada Berhad	106,862
59,500	Bursa Malaysia Berhad	138,327
41,900	Cahya Mata Sarawak Berhad	92,902
49,500	Carlsberg Brewery-Malaysia Berhad	168,920
49,030	CB Industrial Product Holding Berhad	48,788
25,300	Coastal Contracts Berhad	29,182
28,650	Dayang Enterprise Holdings Berhad	31,933
3,831,852	Dialog Group Berhad	3,721,356
529,400	DRB-Hicom Berhad	427,127
475,000	Eastern & Oriental Berhad	273,943
116,100	Evergreen Fibreboard Berhad(b)	15,959
70,300	Faber Group Berhad	54,198
20,800	Fraser & Neave Holdings Berhad	114,489
698,100	Gamuda Berhad	932,469
89,300	Genting Plantations Berhad	274,851
23,300	Globetronics Technology Berhad	22,837
125,000	Glomac Berhad	41,088
59,600	Guinness Anchor Berhad	252,185
499,380	HAP Seng Consolidated Berhad	410,368
110,500	Hap Seng Plantations Holdings Berhad	89,813
1,332,700	Hartalega Holdings Berhad(d)	2,827,482
19,992	Hock Seng LEE Berhad	10,753
83,100	Hong Leong Financial Group Berhad	392,841
51,500	Hong Leong Industries Berhad	83,563
37,733	Hua Yang Berhad	20,296
391,730	IGB Corp. Berhad	312,541
833,940	IJM Corp. Berhad	1,472,758
Shares		Value
MALAYSIA (continued)
192,200	IJM Land Berhad	$142,434
125,900	IJM Plantations Berhad	124,151
40,600	Integrated Logistics Berhad	9,463
162,700	JAKS Resources Berhad(b)	24,795
218,400	JCY International Berhad	43,399
32,800	JT International Berhad	63,414
99,279	K&N Kenanga Holdings Berhad(b)	17,207
44,400	Karambunai Corp. Berhad(b)	995
89,800	Keck Seng (Malaysia) Berhad	165,297
103,900	Kian JOO CAN Factory Berhad	97,799
1,976,800	KKB Engineering Berhad(d)	1,447,231
293,400	KLCC Property Holdings Berhad	508,507
589,500	KNM Group Berhad(b)	108,335
38,800	Kossan Rubber Industries	49,043
2,502,688	KPJ Healthcare Berhad	2,512,784
83,900	KSL Holdings Berhad(b)	56,159
370,600	Kulim Malaysia Berhad(b)	354,376
52,850	Kumpulan Fima Berhad	30,480
66,200	Kumpulan Perangsang Selangor Berhad	33,629
87,500	Lafarge Malaysia Berhad	222,247
232,500	Land & General Berhad(b)	30,917
157,800	Landmarks Berhad(b)	48,568
37,900	LBS Bina Group Berhad	16,988
79,000	Lingkaran Trans Kota Holdings Berhad	93,955
15,500	LPI Capital Berhad	76,886
387,807	Mah Sing Group Berhad	238,722
121,750	Malayan Flour Mills Berhad	58,574
159,548	Malaysia Airports Holdings Berhad	403,340
171,750	Malaysia Building Society Berhad	110,343
14,800	Malaysia Marine and Heavy Engineering Holdings Berhad	16,054
290,500	Malaysian Airline System Berhad(b)	26,042
128,900	Malaysian Bulk Carriers Berhad	73,954
32,000	Malaysian Pacific Industries Berhad	41,213
291,250	Malaysian Resources Corp. Berhad	133,158
37,180	MBM Resources Berhad	36,108
2,645,200	Media Prima Berhad	1,889,146
18,700	Mega First Corp. Berhad	12,182
67,500	MKH Berhad	61,318
460,600	MMC Corp. Berhad	385,382
45,500	MNRB Holdings Berhad	48,267
102,700	Mudajaya Group Berhad	80,405
189,500	Muhibbah Engineering M Berhad	135,903
690,300	Mulpha International Berhad(b)	85,604
17,800	My EG Services Berhad	14,149
50,500	Naim Holdings Berhad	52,816
157,000	Nam Cheong Ltd.	39,350

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
MALAYSIA (continued)
60,300	NCB Holdings Berhad	$62,165
3,800	Nestle Malaysia Berhad	76,715
102,200	Oriental Holdings Berhad	239,429
441,390	OSK Holdings Berhad	212,353
39,200	Padini Holdings Berhad	18,742
4,300	Panasonic Manufacturing Malaysia Berhad	26,598
43,120	Paramount Corp. Berhad	19,457
51,959	Parkson Holdings Berhad	45,492
45,300	Perisai Petroleum Teknologi Berhad(b)	22,605
142,800	POS Malaysia Berhad	238,533
55,600	Press Metal Berhad	38,878
2,559,000	QL Resources Berhad(d)	3,058,718
49,940	Sapurakencana Petroleum Berhad(b)	65,512
36,200	Sarawak Oil Palms Berhad	71,178
165,200	Scomi Group Berhad(b)	18,265
2,300	Selangor Properties Berhad	3,265
51,500	Shangri-La Hotels (Malaysia) Berhad	107,571
28,800	Shell Refining Co. Federation of Malaya Berhad	55,939
18,690	Subur Tiasa Holdings Berhad	11,002
443,660	Sunway Berhad	357,951
99,200	Supermax Corp. Berhad	86,557
89,164	Ta Ann Holdings Berhad	110,040
682,700	TA Enterprise Berhad	151,983
195,360	TA Global Berhad	17,221
113,100	TAN Chong Motor Holdings Berhad	192,640
444,000	TDM Berhad	115,428
61,440	TH Plantations Berhad	33,047
315,760	Time dotCom Berhad(b)	334,961
46,900	Tiong NAM Logistics Holdings	18,499
120,960	Top Glove Corp. Berhad	198,437
155,100	Tropicana Corp. Berhad	56,543
57,200	TSH Resources Berhad	48,030
377,908	UEM Sunrise Berhad	233,758
184,300	UMW Holdings Berhad	652,058
133,400	Unisem (M) Berhad	37,471
15,000	United Malacca Berhad	30,973
33,600	United Plantations Berhad	257,033
131,156	Wah Seong Corp. Berhad	75,641
473,300	WCT Holdings Berhad	294,177
2,861,300	Wellcall Holdings Berhad(d)	2,907,043
170,700	WTK Holdings Berhad	63,251
140,671	YNH Property Berhad	76,504
354,800	YTL Corp. Berhad	163,273
41,000	YTL Land & Development Berhad(b)	11,026
418,100	YTL Power International Berhad	233,631
25,600	Zhulian Corp. Berhad	23,791
		42,182,473
Shares		Value
MALTA — 0.0%
10,206	Brait SE(b)	$44,098
8,169	Unibet Group Plc - SDR	397,764
		441,862
MEXICO — 0.4%
1,173,739	Alfa SAB de CV - Series A	3,304,267
76,868	Alsea SAB de CV	229,271
299,300	Arca Continental SAB de CV	1,645,098
1,673,300	Asesor de Activos Prisma SAPI de CV REIT	2,126,970
467,240	Axtel SAB de CV - CPO Units(b)	187,609
750,900	Bolsa Mexicana de Valores SAB de CV	1,515,949
1,800	Cia Minera Autlan SAB de CV - Series B	1,406
6,400	Concentradora Fibra Hotelera Mexicana SA de CV REIT	10,380
147,024	Consorcio ARA SAB de CV(b)	57,935
227,687	Controladora Comercial Mexicana SAB de CV - Units	859,232
1,456,300	Corp Inmobiliaria Vesta SAB de CV	2,667,814
800	Corp. Actinver SAB de CV	861
78,869	Corp. GEO SAB de CV - Series B(b)	1,577
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	37,976
27,300	Corp. Moctezuma SAB de CV	79,610
136,820	Empresas ICA SAB de CV(b)	264,249
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	2,213,740
10,800	Financiera Independencia SAB de CV(b)	3,553
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	342,239
53,869	Gruma SAB de CV - Series B(b)	439,039
19,369	Grupo Aeromexico SAB de CV(b)	28,212
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	341,159
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,348,559
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,851,022
1,600	Grupo Carso SAB de CV - Series A1	8,346
120,492	Grupo Cementos de Chihuahua SAB de CV(d)	342,357
45,878	Grupo Comercial Chedraui SA de CV	135,329
61,867	Grupo Famsa SAB de CV(b)	96,959
12,100	Grupo Financiero Interacciones SA de CV	64,237
34,081	Grupo Herdez SAB de CV	106,417

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
MEXICO (continued)
57,500	Grupo Industrial Maseca SAB de CV - Series B	$84,612
12,400	Grupo Industrial Saltillo SAB de CV	22,067
45,400	Grupo Simec SAB de CV - Series B(b)	169,325
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	596,170
10,860	Industrias Bachoco SAB de CV - Series B	38,409
170,175	Industrias CH SAB de CV - Series B(b)	1,011,583
13,631	Industrias Penoles SAB de CV	317,129
11,100	Inmuebles Carso SAB de CV - Series B1(b)	11,047
288,368	Kimberly-Clark de Mexico SAB de CV - Class A	739,571
1,544,600	Macquarie Mexico Real Estate Management SA de CV REIT	2,818,023
100	Medica Sur SAB de CV - Series B	322
16,200	Megacable Holdings SAB de CV - CPO Shares	58,324
195,196	Mexichem SAB de CV	676,925
117,771	Minera Frisco SAB de CV(b)	185,806
90,673	OHL Mexico SAB de CV(b)	222,310
124,499	Organizacion Soriana SAB de CV - Series B(b)	355,605
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	724,434
46,400	Qualitas Controladora SAB de CV - Units	114,872
427,400	TV Azteca SAB de CV - CPO Shares	270,041
67,123	Urbi Desarrollos Urbanos SAB de CV(b)(c)(d)	5,912
		29,733,859
MONGOLIA — 0.0%
274,500	Mongolian Mining Corp.(b)	29,699
NETHERLANDS — 1.0%
47,325	Aalberts Industries NV	1,481,120
12,171	Accell Group NV	226,529
21,701	AMG Advanced Metallurgical Group NV(b)	211,786
4,482	Amsterdam Commodities NV	97,897
11,162	Arcadis NV	399,089
27,444	ASM International NV	919,797
33,735	BE Semiconductor Industries NV	393,018
5,643	Beter Bed Holding NV	131,933
88,005	BinckBank NV	981,592
4,006	Brunel International NV	235,649
2,565	Cinema City International NV(b)	27,668
16,799	Corbion NV	352,202
Shares		Value
NETHERLANDS (continued)
4,310	Corio NV REIT	$183,398
121,544	Delta Lloyd NV	3,128,555
2,240	Exact Holding NV	71,917
41,800	Frank’s International NV	979,791
26,304	Fugro NV - CVA	1,377,018
25,465	Gemalto NV	2,875,352
20,382	Grontmij(b)	108,281
12,777	Heijmans NV - CVA	208,426
654	Hunter Douglas NV	29,805
4,538	KAS Bank NV - CVA	59,791
5,597	Kendrion NV	177,546
163,984	Koninklijke BAM Groep NV	844,414
479,960	Koninklijke Boskalis Westminster NV	23,044,812
16,751	Koninklijke Ten Cate NV	537,130
13,121	Koninklijke Vopak NV	721,659
68,974	Koninklijke Wessanen NV	320,660
981	Macintosh Retail Group NV	11,122
95	Nederland Apparatenfabriek	3,972
1,511	New World Resources Plc - Class A(b)	1,273
37,423	Nutreco NV	1,671,404
40,204	Ordina NV(b)	102,591
97,294	PostNL NV(b)	546,274
348,936	QIAGEN NV(b)(f)	7,630,519
83,000	QIAGEN NV(b)(f)	1,835,960
113,540	Randstad Holding NV	7,216,363
84,039	Royal Imtech NV(b)	240,403
93,420	SBM Offshore NV(b)	1,801,748
11,287	Sligro Food Group NV	447,400
86,230	SNS REAAL NV(b)(c)(d)	0
5,125	Telegraaf Media Groep NV - CVA	52,988
15,951	TKH Group NV	548,588
149,781	TNT Express NV	1,321,555
60,046	TomTom NV(b)	417,070
9,665	Unit4 NV	502,510
68,932	USG People NV	1,083,091
52,963	Wolters Kluwer NV	1,462,920
15,849	Ziggo NV	689,045
		67,713,631
NEW ZEALAND — 0.4%
30,797	A2 Corp. Ltd.(b)	22,910
215,218	Air New Zealand Ltd.	297,582
4,193,725	Auckland International Airport Ltd.	12,377,272
29,737	Chorus Ltd.	33,663
172,372	Contact Energy Ltd.	719,198
19,426	Ebos Group Ltd.	153,151
68,000	Fisher & Paykel Healthcare Corp. Ltd.	222,688
31,055	Freightways Ltd.	116,766
6,326	Hallenstein Glasson Holdings Ltd.	16,113
38,459	Heartland New Zealand Ltd.	26,744

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
67,426	Infratil Ltd.	$119,945
39,338	Kathmandu Holdings Ltd.	100,515
32,296	Mainfreight Ltd.	342,099
3,548	Metlifecare Ltd.	11,820
49,457	New Zealand Oil & Gas Ltd.	30,793
28,457	New Zealand Refining Co. Ltd. (The)	45,560
105,740	Nuplex Industries Ltd.	288,139
45,243	NZX Ltd.	46,095
73,491	PGG Wrightson Ltd.	24,958
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	665,245
13,536	Pumpkin Patch Ltd.(b)	7,005
19,670	Restaurant Brands New Zealand Ltd.	43,898
31,854	Ryman Healthcare Ltd.	203,481
15,128	Sanford Ltd.	55,046
51,422	Skellerup Holdings Ltd.	71,933
155,612	Sky Network Television Ltd.	727,282
2,132,032	SKYCITY Entertainment Group Ltd.	6,671,705
453,559	Telecom Corp of New Zealand Ltd.	861,854
58,901	Tower Ltd.	83,348
58,101	Trade Me Group Ltd.	192,149
29,035	TrustPower Ltd.	156,126
58,037	Vector Ltd.	118,729
34,146	Warehouse Group Ltd. (The)	99,673
		24,953,485
NORWAY — 0.2%
16,034	ABG Sundal Collier Holding ASA	12,822
146	AF Gruppen ASA	1,593
31,265	Agasti Holding ASA(b)	8,467
11,391	Aker ASA - Class A	340,236
8,076	Algeta ASA(b)	462,886
34,500	Atea ASA	318,759
34,794	Austevoll Seafood ASA	200,646
5,832	Bonheur ASA	115,665
213,803	BW Offshore Ltd.	235,006
36,594	BWG Homes ASA(b)	61,792
55,760	Cermaq ASA	568,486
136,488	DNO International ASA(b)	443,114
7,322	DOF ASA(b)	36,158
7,264	Ekornes ASA	94,887
154,310	Eltek ASA	183,379
13,809	Evry ASA	21,778
142,851	Farstad Shipping ASA(d)	2,946,930
15,475	Fred Olsen Energy ASA	558,855
7,560	Ganger Rolf ASA	144,517
10,278	Grieg Seafood ASA(b)	40,932
8,567	Hexagon Composites ASA	34,255
272,219	Kongsberg Automotive Holding ASA(b)	252,816
14,697	Kongsberg Gruppen ASA	300,849
Shares		Value
NORWAY (continued)
30,221	Kvaerner ASA	$57,771
5,665	Leroy Seafood Group ASA	171,012
10,381	Nordic Semiconductor ASA(b)	49,446
37,783	Norske Skogindustrier ASA(b)	32,682
6,124	Norwegian Air Shuttle AS(b)	198,916
374,276	Norwegian Energy Co. ASA(b)	8,943
3,474	Odfjell SE - Class A(b)	25,457
23,394	Opera Software ASA	317,885
150,331	Panoro Energy ASA(b)	73,520
108,308	Petroleum Geo-Services ASA	1,118,890
3,052	PhotoCure ASA(b)	12,495
6,386	Q-Free ASA(b)	14,242
1,149,010	REC Silicon ASA(b)	498,595
11,533	REC Solar ASA(b)	172,698
6,706	Salmar ASA(b)	81,990
17,460	Sevan Drilling AS(b)	11,904
5,087	Sevan Marine ASA(b)	17,747
80,919	Siem Offshore, Inc.(b)	126,068
6,645	Solstad Offshore ASA	122,263
35,332	SpareBank 1 SMN	330,669
36,958	SpareBank 1 SR Bank ASA	357,661
204,337	Storebrand ASA(b)	1,214,476
16,977	TGS Nopec Geophysical Co. ASA	438,390
50,237	Tomra Systems ASA	430,149
3,670	TTS Group ASA	3,595
131,000	Vard Holdings Ltd.(b)	84,136
26,254	Veidekke ASA	197,403
16,404	Wilh Wilhelmsen ASA	149,604
3,850	Wilh Wilhelmsen Holding ASA	122,968
		13,826,403
PERU — 0.1%
988,227	Alicorp SA(d)	3,028,042
2,331,945	Ferreycorp SAA	1,470,373
		4,498,415
PHILIPPINES — 0.2%
108,200	Alliance Global Group, Inc.	64,700
68,800	Atlas Consolidated Mining & Development	24,289
120,166	Belle Corp.(b)	14,212
98,461	China Banking Corp.	127,096
245,740	DMCI Holdings, Inc.	324,255
72,800	EEI Corp.	16,064
2,243,800	Energy Development Corp.	259,928
3,472,375	Filinvest Land, Inc.	100,371
307,300	First Gen Corp.	105,778
213,520	First Philippine Holdings Corp.	300,115
465,000	Global-Estate Resorts, Inc.(b)	13,749
10,535	Globe Telecom, Inc.	397,503
14,287,500	GMA Holdings, Inc. - PDR(d)	2,711,220
237,090	International Container Terminal Services, Inc.	514,776
137,660	Jollibee Foods Corp.	461,702
93,834	Lafarge Republic, Inc.	18,593

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
PHILIPPINES (continued)
1,379,000	Lopez Holdings Corp.	$131,754
5,479,700	Manila Water Co., Inc.(d)	2,780,960
10,796,696	Megaworld Corp.	850,490
777,000	Metro Pacific Investments Corp.	73,722
390,751	Metropolitan Bank & Trust Co.	655,275
3,353,000	Nickel Asia Corp.(d)	1,279,940
623,000	Pepsi-Cola Products Philippines, Inc.	59,798
126,720	Philweb Corp.	22,089
135,000	Rizal Commercial Banking Corp.	129,281
538,500	Robinsons Land Corp.	235,267
16,960	San Miguel Corp.	20,882
206,241	Security Bank Corp.	518,788
30,030	Semirara Mining Corp.	212,039
1,696	Top Frontier Investment Holdings, Inc.(b)	2,694
102,600	Union Bank of Philippines, Inc.	283,214
307,775	Universal Robina Corp.	802,035
2,843,000	Vista Land & Lifescapes, Inc.	326,205
		13,838,784
POLAND — 0.1%
1,432	AmRest Holdings SE(b)	40,071
33,840	Asseco Poland SA	494,287
14,853	Bank Handlowy w Warszawie SA	486,304
98,999	Bank Millennium SA(b)	255,035
375,702	Boryszew SA(b)	63,173
6,112	Budimex SA	261,389
447	CCC SA	16,876
7,564	CD Projekt SA(b)	44,011
10,830	Ciech SA(b)	106,513
20,972	Cyfrowy Polsat SA(b)	131,075
1,000	Dom Development SA	17,766
2,276	Emperia Holding SA	51,268
14,094	Enea SA(b)	56,027
32,056	Eurocash SA	416,972
12,342	Famur SA(b)	19,539
5,542	Farmacol SA(b)	103,737
207,050	Getin Holdings SA	266,038
594,239	Getin Noble Bank SA(b)	586,321
13,281	Grupa Azoty SA	221,210
3,848	Grupa Kety SA	262,475
29,265	Grupa Lotos SA(b)	327,931
12,693	Hawe SA(b)	13,611
34,084	Impexmetal SA(b)	36,009
3,436	ING Bank Slaski SA(b)	130,267
2,620	Inter Cars SA(b)	169,569
350	LPP SA	977,157
8,454	Lubelski Wegiel Bogdanka SA	335,263
6,150	mBank	995,082
209,106	Netia SA(b)	323,079
44,811	Orange Polska SA	149,275
10,774	Orbis SA	133,957
2,139	Pelion SA	60,058
Shares		Value
POLAND (continued)
158	Stalprodukt SA	$9,725
189,425	Synthos SA	304,691
410,967	Tauron Polska Energia SA	558,039
37,193	TVN SA	183,133
2,139	Warsaw Stock Exchange	26,602
119	Zaklady Chemiczne Police SA	657
		8,634,192
PORTUGAL — 0.1%
16,720	Altri SGPS SA	56,850
97,795	Banco BPI SA(b)	199,164
4,515,576	Banco Comercial Portugues SA(b)	1,010,973
755,269	Banco Espirito Santo SA(b)	1,151,061
2,336	Corticeira Amorim SGPS SA	7,687
49,289	Mota-Engil SGPS SA	311,044
272	Novabase SGPS SA	1,247
87,362	Portucel SA	362,904
48,971	Portugal Telecom SGPS SA	215,645
17,871	REN - Redes Energeticas Nacionais SGPS SA	60,618
25,049	Semapa - Sociedade de Investimento e Gestao	334,460
207,556	Sonae	327,521
66,876	Sonaecom - SGPS SA	214,577
11,475	Teixeira Duarte SA	16,095
28,075	Zon Optimus SGPS SA	188,000
		4,457,846
QATAR — 0.0%
141,044	Gulf International Services OSC	2,924,255
SINGAPORE — 1.5%
23,000	Abterra Ltd.(b)	11,169
22,000	Amara Holdings Ltd.	8,960
1,622,000	Ascendas India Trust - Unit(d)	870,233
6,757,000	Ascendas Real Estate Investment Trust	11,272,692
155,400	ASL Marine Holdings Ltd.	86,418
291,000	Ausgroup Ltd.(b)	54,701
184,000	Banyan Tree Holdings Ltd.	87,190
211,000	Biosensors International Group Ltd.	142,953
7,400	Bonvests Holdings Ltd.	6,723
105,000	Boustead Singapore Ltd.	136,107
39,000	Breadtalk Group Ltd.	27,950
40,000	Bukit Sembawang Estates Ltd.	177,325
2,757	Cape Plc	12,146
12,533,000	CapitaMall Trust REIT	18,356,538
111,000	CH Offshore Ltd.	36,515
35,000	China Aviation Oil Singapore Corp. Ltd.	28,236
51,000	China Merchants Holdings Pacific Ltd.	35,751
192,000	Chip Eng Seng Corp. Ltd.	104,515
331,000	ComfortDelGro Corp. Ltd.	501,653
250,000	Cosco Corp. Singapore Ltd.	137,067

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SINGAPORE (continued)
303,000	CSC Holdings Ltd.	$22,308
110,000	CSE Global Ltd.	54,278
96,000	CWT Ltd.	97,748
13,000	Elec & Eltek International Co. Ltd.	21,189
14,000	Ellipsiz Ltd.	954
15,600	Eu Yan Sang International Ltd.	9,530
99,600	Ezion Holdings Ltd.	175,524
8,876,400	Ezra Holdings Ltd.(b)	6,709,008
100,000	Falcon Energy Group Ltd.	28,588
130,121	Far East Orchard Ltd.	172,238
179,000	First Resources Ltd.	278,997
183,000	FJ Benjamin Holdings Ltd.	28,667
28,000	Food Empire Holdings Ltd.	11,075
8,000	Forterra Trust - Units(b)	12,908
657,000	Fragrance Group Ltd.	110,636
306,000	Gallant Venture Ltd.(b)	62,314
2,000	GK Goh Holdings Ltd.	1,269
537,000	GMG Global Ltd.	40,798
89,000	Goodpack Ltd.	131,051
15,000	GP Batteries International Ltd.	7,049
80,000	GP Industries Ltd.	26,004
145,666	Guocoland Ltd.	251,001
111,000	GuocoLeisure Ltd.	71,725
21,000	Hanwell Holdings Ltd.(b)	3,783
252,875	Healthway Medical Corp. Ltd.(b)	13,072
113,000	HG Metal Manufacturing Ltd.	7,080
32,000	Hiap Hoe Ltd.	19,800
55,000	Hi-P International Ltd.	23,047
151,000	Ho Bee Land Ltd.	236,538
274,800	Hong Fok Corp. Ltd.	144,207
131,000	Hong Leong Asia Ltd.	133,899
137,600	Hotel Properties Ltd.	322,243
3,000	Hour Glass Ltd. (The)	3,854
65,000	HupSteel Ltd.	11,200
5,060,000	Hyflux Ltd.(d)	4,557,666
186,000	Indofood Agri Resources Ltd.	112,175
397,000	IPC Corp. Ltd.	47,575
154,000	Jaya Holdings Ltd.	92,876
101,000	Jiutian Chemical Group Ltd.(b)	6,566
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	45,240
172,000	Keppel Land Ltd.	425,706
34,000	Keppel Telecommunications & Transportation Ltd.	48,201
13,000	K-Green Trust - Units	10,233
195,000	LCD Global Investments Ltd.	21,535
202,000	Lian Beng Group Ltd.	83,062
66,000	Low Keng Huat Singapore Ltd.	35,410
75,000	Lum Chang Holdings Ltd.	19,973
120,000	M1 Ltd.	315,802
6,000	Marco Polo Marine Ltd.	1,762
351,800	Metro Holdings Ltd.	235,590
153,000	Mewah International, Inc.	55,724
Shares		Value
SINGAPORE (continued)
448,000	Midas Holdings Ltd.	$161,410
362,000	Neptune Orient Lines Ltd.(b)	286,368
25,000	NSL Ltd.	33,777
711,000	Olam International Ltd.	824,186
32,000	OSIM International Ltd.	59,401
172,000	OUE Ltd.	320,627
66,000	Oxley Holdings Ltd.	27,139
60,000	Petra Foods Ltd.	152,262
165,000	Popular Holdings Ltd.	29,724
110,983	QAF Ltd.	69,541
219,250	Raffles Education Corp. Ltd.(b)	47,224
45,720	Raffles Medical Group Ltd.	107,429
150,000	Rickmers Maritime - Units	33,483
121,000	Rotary Engineering Ltd.	59,706
217,500	Roxy-Pacific Holdings Ltd.	97,954
1,594,000	S i2i Ltd.(b)	13,733
17,000	San Teh Ltd.	4,128
5,340,000	SATS Ltd.(d)	13,091,208
5,000	SBS Transit Ltd.	5,071
54,000	Sheng Siong Group Ltd.	25,377
4,621,000	SIA Engineering Co. Ltd.(d)	17,843,376
100,500	Sim Lian Group Ltd.	60,217
569,000	Sinarmas Land Ltd.	207,233
70,000	Singapore Land Ltd.	431,486
346,000	Singapore Post Ltd.	361,786
174,000	Singapore Reinsurance Corp. Ltd.(d)	38,841
2,083,000	SMRT Corp. Ltd.	1,868,052
484,000	Stamford Land Corp. Ltd.	219,871
3,507,000	StarHub Ltd.(d)	11,728,913
82,000	Sunningdale Tech Ltd.	9,505
184,000	SunVic Chemical Holdings Ltd.(b)	92,234
99,000	Super Group Ltd.	288,451
395,000	Swiber Holdings Ltd.	196,456
143,000	Tat Hong Holdings Ltd.	91,843
54,000	Technovator International Ltd.(b)	21,075
62,000	Tiger Airways Holdings Ltd.(b)	20,638
219,000	Tiong Woon Corp. Holding Ltd.	58,320
25,540	Triyards Holdings Ltd.(b)	13,203
408,784	Tuan Sing Holdings Ltd.	89,649
149,000	UMS Holdings Ltd.	68,855
336,254	United Engineers Ltd.	458,259
103,000	United Envirotech Ltd.	96,808
420,000	United Industrial Corp. Ltd.(d)	963,854
232,000	UOB-Kay Hian Holdings Ltd.	296,190
302,000	UOL Group Ltd.	1,388,479
98,000	Venture Corp. Ltd.	568,005
686,666	Vibrant Group Ltd.	56,471
209,812	Wheelock Properties (Singapore) Ltd.	258,824
281,420	Wing Tai Holdings Ltd.	381,325
1,436	XP Power Ltd.	41,901
86,000	Yanlord Land Group Ltd.	75,442
37,000	YHI International Ltd.	6,955

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SINGAPORE (continued)
409,000	Yongnam Holdings Ltd.	$73,679
		101,279,464
SOUTH AFRICA — 0.5%
338,546	Adcock Ingram Holdings Ltd.	2,061,470
3,244	Adcorp Holdings Ltd.	9,050
114,293	Advtech Ltd.	81,774
59,169	Aeci Ltd.	686,928
180,687	Afgri Ltd.	108,950
238,098	African Bank Investments Ltd.	229,280
2,145	African Oxygen Ltd.	3,780
50,790	African Rainbow Minerals Ltd.	999,025
13,164	Allied Electronics Corp. Ltd.	27,545
419	Argent Industrial Ltd.	192
561	Assore Ltd.	19,535
11,620	Astral Foods Ltd.	91,400
91,296	Aveng Ltd.(b)	191,852
110,010	AVI Ltd.	508,393
105,076	Barloworld Ltd.	986,598
28,795	Blue Label Telecoms Ltd.	22,805
32,224	Business Connexion Group Ltd.	15,138
9,006	Capitec Bank Holdings Ltd.	152,781
2,456	Cashbuild Ltd.	30,392
57,968	Caxton and CTP Publishers and Printers Ltd.	94,427
7,765	City Lodge Hotels Ltd.	89,345
391,378	Clicks Group Ltd.	1,999,950
1,776	Consolidated Infrastructure Group Ltd.(b)	3,512
40,612	Coronation Fund Managers Ltd.	291,080
107,631	DataTec Ltd.	460,106
77,015	Discovery Ltd.	519,833
7,529	Distell Group Ltd.	95,540
968	Distribution and Warehousing Network Ltd.	819
172,335	DRDGOLD Ltd.	67,777
240,487	EOH Holdings Ltd.	1,703,310
44,471	Eqstra Holdings Ltd.	27,656
54,199	Foschini Group Ltd. (The)	452,166
210,764	Gold Fields Ltd.	740,704
7,837	Grand Parade Investments Ltd.	3,385
152,440	Grindrod Ltd.	347,094
18,895	Group Five Ltd.	67,680
92,922	Harmony Gold Mining Co. Ltd.	272,373
14,422	Hudaco Industries Ltd.	137,581
6,374	Hulamin Ltd.(b)	3,671
14,767	Hyprop Investments Ltd. - Units	96,285
8,550	Iliad Africa Ltd.	4,571
54,124	Illovo Sugar Ltd.	130,543
93,834	Imperial Holdings Ltd.	1,558,059
1,932	Invicta Holdings Ltd.	21,338
23,742	JD Group Ltd.	59,657
25,640	JSE Ltd.	191,178
1,143	KAP Industrial Holdings Ltd.	355
35,342	Lewis Group Ltd.	189,631
Shares		Value
SOUTH AFRICA (continued)
59,244	Liberty Holdings Ltd.	$607,662
174,620	Life Healthcare Group Holdings Ltd.	557,734
20,252	Massmart Holdings Ltd.	220,263
47,254	Mediclinic International Ltd.	303,644
106,290	Merafe Resources Ltd.(b)	9,470
29,353	Metair Investments Ltd.	114,253
317,966	MMI Holdings Ltd.	674,192
17,063	Mondi Ltd.	258,414
43,365	Mr. Price Group Ltd.	535,530
14,612	Murray & Roberts Holdings Ltd.(b)	32,613
202,370	Nampak Ltd.	631,797
232,248	Netcare Ltd.	465,060
72,276	Northam Platinum Ltd.(b)	270,917
219,663	Oceana Group Ltd.(d)	1,652,687
20,617	Omnia Holdings Ltd.	382,226
50,737	Peregrine Holdings Ltd.	74,155
4,111	Petmin Ltd.	729
38,560	Pick’n Pay Stores Ltd.	157,724
17,834	Pinnacle Holdings Ltd.	34,347
218,150	Pioneer Foods Ltd.	1,721,798
88,219	PPC Ltd.	236,674
50,557	PSG Group Ltd.	361,723
26,665	Raubex Group Ltd.	54,955
17,348	Resilient Property Income Fund Ltd. - Units	81,498
55,765	Reunert Ltd.	320,543
11,250	Santam Ltd.	178,751
158,858	Sappi Ltd.(b)	492,093
135,660	Sibanye Gold Ltd.	193,390
38,542	Spar Group Ltd. (The)	415,580
7,238	Spur Corp. Ltd.	20,389
232,155	Steinhoff International Holdings Ltd.	956,909
12,978	Sun International Ltd.	115,046
139,164	Super Group Ltd.(b)	340,035
153,877	Telkom SA SOC Ltd.(b)	418,915
14,182	Times Media Group Ltd.(b)	24,889
13,568	Tongaat Hulett Ltd.	147,738
24,146	Trencor Ltd.	156,461
80,984	Truworths International Ltd.	532,046
46,017	Tsogo Sun Holdings Ltd.	106,516
9,811	Wilson Bayly Holmes-Ovcon Ltd.	129,989
191,832	Woolworths Holdings Ltd.	1,044,489
211,907	Zeder Investments Ltd.	78,191
		30,968,549
SOUTH KOREA — 1.4%
4,459	3S Korea Co. Ltd.(b)	17,559
2,211	Able C&C Co. Ltd.	55,463
850	Actoz Soft Co. Ltd.(b)	29,383
4,636	Advanced Process Systems Corp.(b)	40,714
807	Ahnlab, Inc.	46,972

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,000	AJ Rent A Car Co. Ltd.(b)	$66,100
1,511	AK Holdings, Inc.	55,620
599	AMOREPACIFIC Corp.	566,346
1,128	AMOREPACIFIC Group	500,057
2,247	Anapass, Inc.	26,241
931	Asia Cement Co. Ltd.(b)	76,804
408	ASIA Holdings Co. Ltd.	52,222
2,330	Asia Paper Manufacturing Co. Ltd.	42,775
32,680	Asiana Airlines, Inc.(b)	165,484
2,778	AtlasBX Co. Ltd.	106,023
14,750	AUK Corp.(b)	29,766
4,460	Baiksan Co. Ltd.	22,543
2,450	Basic House Co. Ltd. (The)(b)	58,369
2,634	BH Co. Ltd.(b)	29,654
1,657	Binggrae Co. Ltd.	140,102
1,230	Bioland Ltd.	14,537
93,070	BS Financial Group, Inc.	1,378,203
1,444	Bukwang Pharmaceutical Co. Ltd.	18,749
2,010	Byucksan Corp.	5,108
6,790	Capro Corp.	35,588
3,695	Celltrion Pharm, Inc.(b)	41,080
7,727	Celltrion, Inc.	323,059
8,822	Chabio & Diostech Co. Ltd.(b)	95,609
17,249	Cheil Industries, Inc.	1,216,704
19,930	Cheil Worldwide, Inc.(b)	521,362
594	Chemtronics Co. Ltd.	10,216
393	Chin Hung International, Inc.(b)	582
2,790	Chong Kun Dang Pharmaceutical Corp.(b)	180,900
1,079	Chongkundang Holdings Corp.	45,767
73	Chosun Refractories Co. Ltd.	5,279
1,970	CJ CGV Co. Ltd.	89,449
3,911	CJ CheilJedang Corp.	970,122
9,547	CJ Corp.	1,061,422
9,437	CJ E&M Corp.(b)	298,447
2,137	CJ Korea Express Co. Ltd.(b)	213,630
565	CJ O Shopping Co. Ltd.	212,677
2,330	CKD Bio Corp.	35,809
1,610	Cosmax, Inc.	82,429
10,075	Coway Co. Ltd.	653,249
329	Crown Confectionery Co. Ltd.	101,588
477	CTC BIO, Inc.(b)	8,244
3,620	Dae Dong Industrial Co. Ltd.	21,341
675	Dae Han Flour Mills Co. Ltd.	91,442
16,020	Dae Won Kang Up Co. Ltd.	101,776
28,100	Dae Young Packaging Co. Ltd.(b)	19,139
20,010	Daechang Co. Ltd.	18,452
15,740	Daeduck Electronics Co.	114,262
9,560	Daeduck GDS Co. Ltd.	143,353
4,330	Daegu Department Store	80,706
3,410	Daehan Steel Co. Ltd.	19,912
6,480	Dae-Il Corp.	27,062
Shares		Value
SOUTH KOREA (continued)
10,500	Daekyo Co. Ltd.	$72,593
22,484	Daelim Industrial Co. Ltd.	1,739,314
7,510	Daesang Corp.	248,380
4,530	Daesang Holdings Co. Ltd.	34,154
4,240	Daesung Holdings Co. Ltd.	36,801
3,520	Daesung Industrial Co. Ltd.(b)	14,470
2,795	Daewon San Up Co. Ltd.	22,118
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	318,046
13,072	Daewoo International Corp.	506,222
67,196	Daewoo Securities Co. Ltd.	540,531
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	962,783
844	Daewoong Co. Ltd.	31,305
1,866	Daewoong Pharmaceutical Co. Ltd.	129,357
22,130	Daishin Securities Co. Ltd.	157,134
9,386	Daou Data Corp.	44,810
20,410	Daou Technology, Inc.	301,283
12,865	Dasan Networks, Inc.(b)	64,665
2,145	Daum Communications Corp.	160,321
3,090	DCM Corp.	30,746
72,790	DGB Financial Group, Inc.	1,135,697
3,331	Digitech Systems Co. Ltd.(b)	10,503
1,360	Dong Ah Tire & Rubber Co. Ltd.	25,793
647	Dong-A Socio Holdings Co. Ltd.	77,071
4,050	Dong-Ah Geological Engineering Co. Ltd.	31,784
5,230	Dongaone Co. Ltd.	15,221
330	Dongbang Transport Logistics Co. Ltd.	732
12,536	Dongbu HiTek Co. Ltd.(b)	87,255
17,921	Dongbu Insurance Co. Ltd.	900,780
12,350	Dongbu Securities Co. Ltd.	37,846
9,800	Dongbu Steel Co. Ltd.(b)	29,802
754	Dong-IL Corp.	36,420
841	Dongil Industries Co. Ltd.	39,443
5,286	Dongjin Semichem Co. Ltd.	18,841
11,110	Dongkook Industrial Co. Ltd.(b)	23,458
433	DongKook Pharmaceutical Co. Ltd.	13,957
2,076	Dongkuk Industries Co. Ltd.	6,459
9,222	Dongkuk Steel Mill Co. Ltd.	105,114
8,190	Dongkuk Structures & Construction Co. Ltd.	33,859
3,480	Dongsuh Co, Inc.	52,833
9,440	Dongsung Holdings Co. Ltd.	52,829
7,740	Dongwha Pharmaceutical Co. Ltd.	35,614
531	Dongwon F&B Co. Ltd.	65,981
496	Dongwon Industries Co. Ltd.	137,630
2,049	Dongyang E&P, Inc.	34,458
10,510	Dongyang Mechatronics Corp.	103,593
5,324	Doosan Corp.	678,961

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
17,120	Doosan Engine Co. Ltd.(b)	$129,398
23,753	Doosan Heavy Industries & Construction Co. Ltd.	813,330
56,910	Doosan Infracore Co. Ltd.(b)	693,862
3,903	DRB Holding Co. Ltd.	26,035
2,468	Duksan Hi-Metal Co. Ltd.(b)	41,158
2,470	Duzon Bizon Co. Ltd.	25,615
270	E1 Corp.	16,901
3,050	Eagon Industries Co. Ltd.(b)	43,883
9,342	Easy Bio, Inc.	38,316
3,233	e-LITECOM Co. Ltd.	51,651
4,200	ELK Corp.(b)	23,465
4,503	E-Mart Co. Ltd.	1,093,829
1,726	ENF Technology Co. Ltd.	14,771
1,366	Eo Technics Co. Ltd.	58,451
3,850	Estechpharma Co. Ltd.	32,337
23,624	Eugene Corp.	61,358
2,426	Eugene Technology Co. Ltd.	42,611
1,669	Fila Korea Ltd.	130,046
4,623	Flexcom, Inc.(b)	45,999
6,030	Foosung Co. Ltd.(b)	19,014
2,079	Fursys, Inc.	59,922
520	Gaon Cable Co. Ltd.	10,154
2,158	Global & Yuasa Battery Co. Ltd.	109,074
27,104	GNCO Co. Ltd.(b)	31,653
2,400	Golfzon Co. Ltd.	36,997
60,100	Grand Korea Leisure Co. Ltd.	2,330,219
1,018	Green Cross Corp.	124,593
9,290	Green Cross Holdings Corp.	115,436
8,873	GS Engineering & Construction Corp.	278,952
2,370	GS Global Corp.	18,422
33,465	GS Holdings	1,603,919
600	GS Home Shopping, Inc.	155,501
6,700	GS Retail Co. Ltd.	158,682
384	Gwangju Shinsegae Co. Ltd.	86,103
7,310	Halla Corp.	33,328
12,680	Halla Visteon Climate Control Corp.	465,571
7,170	Han Kuk Carbon Co. Ltd.	50,910
3,827	Hana Micron, Inc.(b)	21,059
1,732	Hana Tour Service, Inc.	115,699
1,900	Handok, Inc.	30,887
9,530	Handsome Co. Ltd.	255,979
1,726	Hanil Cement Co. Ltd.	145,453
11,420	Hanil E-Wha Co. Ltd.	177,646
28,207	Hanjin Heavy Industries & Construction Co. Ltd.(b)	354,449
5,540	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	56,935
2,895	Hanjin Kal Corp.(b)	62,885
43,325	Hanjin Shipping Co. Ltd.(b)	262,698
8,350	Hanjin Shipping Holding Co. Ltd.(b)	35,183
1,870	Hanjin Transportation Co. Ltd.	44,551
Shares		Value
SOUTH KOREA (continued)
49	Hankook Shell Oil Co. Ltd.	$17,350
20,641	Hankook Tire Co. Ltd.	1,189,844
4,718	Hankook Tire Worldwide Co. Ltd.	93,448
680	Hankuk Paper Manufacturing Co. Ltd.	16,486
677	Hanmi Pharm Co. Ltd.(b)	88,867
2,691	Hanmi Science Co. Ltd.(b)	32,935
2,520	Hanmi Semiconductor Co. Ltd.	25,780
2,970	Hansae Co. Ltd.	56,467
3,000	Hansae Yes24 Holdings Co. Ltd.	15,584
3,830	Hansol Chemical Co. Ltd.	98,939
17,250	Hansol CSN Co. Ltd.	48,188
24,530	Hansol HomeDeco Co. Ltd.(b)	43,887
21,590	Hansol Paper Co.	245,077
1,590	Hansol Technics Co. Ltd.(b)	33,201
2,020	Hanssem Co. Ltd.	99,080
33,385	Hanwha Chemical Corp.	623,815
35,410	Hanwha Corp.	1,194,283
4,700	Hanwha General Insurance Co. Ltd.(b)	22,351
12,743	Hanwha Investment & Securities Co. Ltd.(b)	40,895
81,650	Hanwha Life Insurance Co. Ltd.	558,395
770	Hanwha Timeworld Co. Ltd.	22,301
3,343	Hanyang Eng Co. Ltd.(b)	19,520
2,720	Hanyang Securities Co. Ltd.	15,756
43,020	Heung-A Shipping Co. Ltd.	54,260
6,808	Hite Jinro Co. Ltd.	136,115
3,310	Hite Jinro Holdings Co. Ltd.	35,563
10,126	HMC Investment Securities Co. Ltd.	87,415
10,884	Hotel Shilla Co. Ltd.	793,154
85,718	Huchems Fine Chemical Corp.	1,845,938
9,061	Humax Co. Ltd.	99,046
3,050	Husteel Co. Ltd.	51,292
6,850	Huvis Corp.	65,598
108,913	Huvitz Co. Ltd.	1,556,845
7,800	Hwa Shin Co. Ltd.	80,525
439	Hwacheon Machine Tool Co. Ltd.	21,164
66,275	Hy-Lok Corp.	1,659,429
15,292	Hyosung Corp.	967,224
5,770	Hyundai BNG Steel Co. Ltd.(b)	82,209
4,120	Hyundai Corp.	127,216
7,551	Hyundai Department Store Co. Ltd.	1,015,877
33,280	Hyundai Development Co-Engineering & Construction	755,551
1,640	Hyundai Elevator Co. Ltd.(b)	70,099
4,090	Hyundai Engineering Plastics Co. Ltd.	26,863
17,750	Hyundai Greenfood Co. Ltd.	299,330
731	Hyundai Home Shopping Network Corp.	123,956

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
12,260	Hyundai Hy Communications & Networks Co. Ltd.	$64,945
31,140	Hyundai Marine & Fire Insurance Co. Ltd.	904,801
300	Hyundai Merchant Marine Co. Ltd.(b)	3,966
387	Hyundai Mipo Dockyard	62,731
68,891	Hyundai Securities Co. Ltd.	370,731
3,841	Hyundai Wia Corp.	579,550
4,916	Hyunjin Materials Co. Ltd.	31,001
1,989	Hyvision System, Inc.(b)	20,162
6,050	Il Dong Pharmaceutical Co. Ltd.	89,872
9,780	Iljin Electric Co. Ltd.	65,331
803	Ilshin Spinning Co. Ltd.	86,651
266	Ilsung Pharmaceuticals Co. Ltd.	18,962
2,000	iMarketKorea, Inc.	54,468
37,510	Industrial Bank of Korea	438,058
1,718	Innox Corp.(b)	34,830
680	Intelligent Digital Integrated Securities Co. Ltd.	12,897
4,072	Interflex Co. Ltd.(b)	78,750
430	Intergis Co. Ltd.	2,720
8,362	Interpark Corp.	107,420
2,195	INTOPS Co. Ltd.	41,117
2,410	Inzi Controls Co. Ltd.	10,155
7,005	IS Dongseo Co. Ltd.(b)	107,986
6,310	ISU Chemical Co. Ltd.	72,512
10,380	IsuPetasys Co. Ltd.	57,702
4,790	Jahwa Electronics Co. Ltd.	87,266
33,385	JB Financial Group Co. Ltd.(b)	216,776
3,330	Jeil Pharmaceutical Co.	45,734
3,121	JW Pharmaceutical Corp.	47,091
24,810	Kangwon Land, Inc.	784,620
7,300	KC Green Holdings Co. Ltd.	36,352
10,532	KC Tech Co. Ltd.	54,414
1,290	KCC Corp.	586,939
790	Keangnam Enterprises Ltd.(b)	3,329
1,783	KEPCO Engineering & Construction Co., Inc.	112,942
2,519	KEPCO Plant Service & Engineering Co. Ltd.	132,263
13,960	Keyang Electric Machinery Co. Ltd.	37,888
1,340	KG Chemical Corp.	21,533
1,884	KH Vatec Co. Ltd.(b)	44,884
1,110	KISCO Corp.	27,637
6,150	Kishin Corp.	42,864
4,345	KISWIRE Ltd.	144,109
2,472	KIWOOM Securities Co. Ltd.	126,100
16,788	Koentec Co. Ltd.(b)	33,487
431	Koh Young Technology, Inc.	11,738
93,132	Kolao Holdings	1,953,384
1,846	Kolon Corp.	27,853
21,230	Kolon Global Corp.(b)	60,793
10,136	Kolon Industries, Inc.	475,384

Shares		Value
SOUTH KOREA (continued)
700	Kolon Life Science, Inc.	$38,171
2,401	Komipharm International Co. Ltd.(b)	17,205
1,256	KONA I Co. Ltd.	44,122
5,420	Kook Soon Dang Brewery Co. Ltd.	31,598
4,850	Korea Aerospace Industries Ltd.	144,999
5,857	Korea Circuit Co. Ltd.(b)	66,212
3,220	Korea Electric Terminal Co. Ltd.	124,546
1,360	Korea Export Packaging Industrial Co. Ltd.	28,652
1,060	Korea Flange Co. Ltd.(b)	11,785
2,065	Korea Gas Corp.	128,490
24,360	Korea Investment Holdings Co. Ltd.	897,839
5,406	Korea Kolmar Co. Ltd.	143,945
2,603	Korea Kolmar Holdings Co. Ltd.	34,533
1,564	Korea Petrochemical Industrial Co. Ltd.(b)	111,052
1,632	Korea United Pharm, Inc.	16,086
4,222	Korea Zinc Co. Ltd.	1,372,687
18,202	Korean Air Lines Co. Ltd.(b)	601,150
46,998	Korean Reinsurance Co.	496,167
3,712	Kortek Corp.	50,113
4,310	KPF	22,912
787	KPX Chemical Co. Ltd.	48,307
3,560	KT Skylife Co., Ltd.	93,295
30,000	KTB Investment & Securities Co. Ltd.(b)	62,363
1,913	Kukdo Chemical Co. Ltd.	92,044
630	Kumho Electric Co. Ltd.	15,657
2,220	Kumho Petrochemical Co. Ltd.	182,935
16,550	Kumho Tire Co., Inc.(b)	214,152
1,030	Kunsul Chemical Industrial Co. Ltd.	26,704
30,090	Kwang Dong Pharmaceutical Co. Ltd.	210,279
9,282	Kyobo Securities Co.	40,758
1,380	Kyung Dong Navien Co. Ltd.	24,948
101	Kyungbang Ltd.	10,616
1,746	Kyungdong Pharm Co. Ltd.	24,061
17,150	Kyung-In Synthetic Corp.	64,812
13,569	LB Semicon, Inc.(b)	26,685
860	LEENO Industrial, Inc.	21,734
3,960	LG Fashion Corp.	108,402
1,171	LG Hausys Ltd.	170,669
5,520	LG InnoTek Co. Ltd.(b)	438,361
15,154	LG International Corp.	421,200
909	LG Life Sciences Ltd.(b)	34,862
106,470	LG Uplus Corp.	1,089,220
19,400	LIG Insurance Co. Ltd.	570,028
6,250	Livart Furniture Co. Ltd.	77,662
1,800	Lock & Lock Co. Ltd.	37,334
1,169	Lotte Chemical Corp.	230,993
497	Lotte Chilsung Beverage Co. Ltd.	752,221

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
536	Lotte Confectionary Co. Ltd.	$931,434
314	Lotte Food Co. Ltd.	231,169
2,142	LOTTE Himart Co. Ltd.	154,494
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	29,737
8,813	LS Corp.	692,459
2,821	LS Industrial Systems Co. Ltd.	175,794
8,889	Lumens Co. Ltd.(b)	93,013
39,012	Macquarie Korea Infrastructure Fund	219,052
1,074	Macrogen, Inc.(b)	31,306
326	Maeil Dairy Industry Co. Ltd.	13,173
6,265	Mando Corp.	714,094
380	Medy-Tox, Inc.	61,064
2,049	MegaStudy Co. Ltd.	161,761
6,418	Melfas, Inc.	55,465
16,030	Meritz Financial Group, Inc.	111,424
23,309	Meritz Fire & Marine Insurance Co. Ltd.	327,744
112,180	Meritz Securities Co. Ltd.	187,080
44	Mi Chang Oil Industrial Co. Ltd.	2,960
11,680	Mirae Asset Securities Co. Ltd.	393,935
10,335	MK Electron Co. Ltd.	40,361
6,602	MNTech Co. Ltd.	38,550
1,052	Modetour Network, Inc.	22,999
19,700	Moorim P&P Co. Ltd.	93,130
7,820	Moorim Paper Co. Ltd.(b)	20,676
8,590	Motonic Corp.	91,490
1,171	Muhak Co. Ltd.	20,357
4,750	Namhae Chemical Corp.	33,106
46	Namyang Dairy Products Co. Ltd.	37,562
2,740	National Plastic Co.	14,259
2,862	NCSoft Corp.	530,768
5,453	Neowiz Games Corp.(b)	86,353
933	Neowiz Holdings Corp.(b)	10,809
4,469	NEPES Corp.	34,237
3,138	Nexen Corp.	227,211
8,260	Nexen Tire Corp.	114,213
9,100	NH Investment & Securities Co. Ltd.	41,744
4,200	NICE Holdings Co. Ltd.	54,543
6,790	NK Co. Ltd.	21,696
799	Nong Shim Holdings Co. Ltd.	62,555
2,181	NongShim Co. Ltd.	557,298
800	Noroo Holdings Co. Ltd.	13,603
5,249	OCI Co. Ltd.	931,761
2,138	OCI Materials Co. Ltd.	61,323
828	OPTRON-TEC, Inc.(b)	7,179
804	Orion Corp.	655,759
1,987	Osstem Implant Co. Ltd.(b)	50,773
515	Ottogi Corp.	189,574
2,770	Paik Kwang Industrial Co. Ltd.	7,324
1,621	Pan Ocean Co. Ltd.(b)	6,694
22,380	PaperCorea, Inc.(b)	12,796
4,525	Paradise Co. Ltd.	117,527

Shares		Value
SOUTH KOREA (continued)
7,561	Partron Co. Ltd.	$96,777
12,196	Poongsan Corp.	299,673
2,723	Poongsan Holdings Corp.	74,286
344	POSCO Chemtech Co. Ltd.	41,234
8,344	Posco ICT Co. Ltd.	59,870
1,991	Posco M-Tech Co. Ltd.	10,473
4,462	Power Logics Co. Ltd.(b)	16,842
8,538	PSK, Inc.(b)	83,757
450	Pulmuone Holdings Co. Ltd.	32,246
112,293	Pyeong Hwa Automotive Co. Ltd.	2,203,161
3,959	RFTech Co. Ltd.	45,310
13,621	S&T Dynamics Co. Ltd.	152,709
3,150	S&T Holdings Co. Ltd.	45,322
4,800	S&T Motiv Co. Ltd.	123,997
3,832	S-1 Corp.	278,535
1,110	Sajo Industries Co. Ltd.(b)	28,934
4,770	Sam Young Electronics Co. Ltd.	41,757
3,017	Sam Yung Trading Co. Ltd.	51,300
480	Samchully Co. Ltd.	54,487
1,220	SAMHWA Paints Industrial Co. Ltd.	13,222
23,040	Samick Musical Instruments Co. Ltd.	45,742
4,310	Samick THK Co. Ltd.	34,026
5,671	Samjin Pharmaceutical Co. Ltd.	86,892
670	Samkwang Glass Co. Ltd.	29,639
590	Samlip General Foods Co. Ltd.	33,514
27,366	Samsung Electro-Mechanics Co. Ltd.	1,705,341
6,550	Samsung Fine Chemicals Co. Ltd.	250,287
12,457	Samsung SDI Co. Ltd.	1,670,089
20,297	Samsung Securities Co. Ltd.	823,940
4,627	Samsung Techwin Co. Ltd.	229,113
1,040	Samyang Foods Co. Ltd.	27,449
412	Samyang Genex Co. Ltd.	34,681
3,916	Samyang Holdings Corp.	250,981
19,700	Samyoung Chemical Co. Ltd.	37,363
10,570	Savezone I&C Corp.	49,475
21,510	SBS Media Holdings Co. Ltd.	96,462
28,160	SBW(b)	18,022
7,830	Seah Besteel Corp.	173,008
485	SeAH Holdings Corp.	41,959
1,408	SeAH Steel Corp.	107,868
5,840	Sebang Co. Ltd.	103,667
35,898	Seegene, Inc.(b)	2,012,314
5,490	Sejong Industrial Co. Ltd.	84,375
140	Sempio Foods Co.	3,218
3,728	S-Energy Co. Ltd.	40,751
3,543	Seobu T&D(b)	64,549
44,667	Seohee Construction Co. Ltd.(b)	25,915
3,989	Seoul Semiconductor Co. Ltd.	173,297
1,490	Seowon Co. Ltd.	2,339
2,690	Sewon Cellontech Co. Ltd.(b)	6,384

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
520	Sewon Precision Industry Co. Ltd.	$13,482
1,675	SFA Engineering Corp.	70,890
50,350	SG Corp.(b)	28,883
15,309	Shin Poong Pharmaceutical Co. Ltd.	68,653
2,084	Shinsegae Co. Ltd.	444,896
26,713	Shinsung Solar Energy Co. Ltd.(b)	28,701
22,990	Shinsung Tongsang Co. Ltd.(b) .	19,932
15,480	Shinwon Corp.(b)	18,801
2,240	Shinyoung Securities Co. Ltd.	83,083
11,434	Signetics Corp.(b)	23,715
3,161	Silicon Works Co. Ltd.	67,482
2,200	Silla Co. Ltd.	50,871
6,723	Simm Tech Co. Ltd.	39,069
3,870	SIMPAC, Inc.	25,743
971	Sindoh Co. Ltd.	56,427
2,720	SJM Co. Ltd.	25,539
71,993	SK Broadband Co. Ltd.(b)	318,818
2,799	SK C&C Co. Ltd.	326,879
6,737	SK Chemicals Co. Ltd.	368,840
5,137	SK Communications Co. Ltd.(b)	33,980
1,871	SK Gas Ltd.	126,525
30,850	SK Networks Co. Ltd.	242,972
164,110	SK Securities Co. Ltd.(b)	109,320
8,900	SKC Co. Ltd.	258,182
5,580	SL Corp.	90,189
2,887	SM Entertainment Co.(b)	123,669
2,868	S-Mac Co. Ltd.	27,996
8,190	Songwon Industrial Co. Ltd.	73,074
11,774	Soulbrain Co. Ltd.	453,206
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	70,508
18,069	STS Semiconductor & Telecommunications(b)	63,558
2,270	Suheung Capsule Co. Ltd.	76,667
579	Sun Kwang Co. Ltd.	9,575
3,202	Sung Kwang Bend Co. Ltd.	68,656
2,100	Sungchang Enterprise Holdings Ltd.(b)	34,433
5,670	Sungshin Cement Co. Ltd.(b)	37,611
16,513	Sungwoo Hitech Co. Ltd.	239,900
214	Sunjin Co. Ltd.	5,298
422	Suprema, Inc.(b)	10,172
6,520	Tae Kyung Industrial Co. Ltd.	28,934
245	Taekwang Industrial Co. Ltd.	321,372
2,079	Taewoong Co. Ltd.(b)	51,375
23,300	Taeyoung Engineering & Construction Co. Ltd.	117,768
16,710	Tailim Packaging Industrial Co. Ltd.	30,911
2,529	TCC Steel	7,916
16,250	TK Chemical Corp.(b)	28,163
20,170	TONGYANG Life Insurance	204,461
200	TONGYANG Moolsan Co. Ltd.	1,547

Shares		Value
SOUTH KOREA (continued)
5,875	Top Engineering Co. Ltd.(b)	$22,943
3,450	Tovis Co. Ltd.	17,825
1,970	TS Corp.	51,443
1,709	Uju Electronics Co. Ltd.	25,866
2,047	Unid Co. Ltd.	114,748
250	Union Steel	3,515
1,880	Visang Education, Inc.	20,989
5,350	Whanin Pharmaceutical Co. Ltd.	61,730
40,830	Willbes & Co. (The)(b)	38,146
5,906	Wonik IPS Co. Ltd.(b)	54,737
7,787	Woojeon & Handan Co. Ltd.	53,691
6,197	Woongjin Chemical Co. Ltd.(b)	61,371
23,490	Woongjin Energy Co. Ltd.(b)	48,062
9,260	Woongjin Thinkbig Co. Ltd.(b)	60,127
12,750	Wooree ETI Co. Ltd.	30,971
6,008	Woori Financial Co. Ltd.	117,314
69,483	Woori Investment & Securities Co. Ltd.	593,334
4,730	Y G-1 Co. Ltd.	40,921
1,080	YESCO Co. Ltd.	36,425
711	YG Entertainment, Inc.	39,856
9,270	Yoosung Enterprise Co. Ltd.	35,596
6,970	Youlchon Chemical Co. Ltd.	77,491
18,290	Young Heung Iron & Steel Co. Ltd.	32,382
345	Young Poong Corp.	391,624
4,080	Young Poong Precision Corp.	36,365
4,952	Youngone Corp.	178,353
2,598	Youngone Holdings Co. Ltd.	177,189
1,184	Yuhan Corp.	215,705
		91,168,991
SPAIN — 0.5%
25,804	Abengoa SA	103,293
47,840	Abengoa SA - B Shares	158,079
9,663	Acciona SA	641,854
40,068	Acerinox SA	521,000
2,892	Adveo Group International SA	62,485
20,739	Almirall SA	331,175
3,330	Azkoyen SA(b)	11,453
1,745,992	Banco de Sabadell SA	5,164,152
283,263	Banco Popular Espanol SA(b)	1,950,692
3,509	Banco Santander SA	30,336
81	Banco Santander SA(b)(d)	700
167,120	Bankinter SA	1,252,076
1,315	Baron de Ley(b)	117,941
18,045	Bolsas y Mercados Espanoles SA	706,151
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
16,842	Cie Automotive SA	173,883
485	Construcciones y Auxiliar de Ferrocarriles SA	245,296
332,485	Deoleo SA(b)	221,971

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SPAIN (continued)
113,832	Distribuidora Internacional de Alimentacion SA	$937,124
8,393	Duro Felguera SA	56,146
26,493	Ebro Foods SA	587,066
158,336	EDP Renovaveis SA(b)	912,495
9,048	Elecnor SA	137,407
95,049	Enagas SA	2,602,326
68,381	Ence Energia y Celulosa SA	251,316
25,768	Ercros SA(b)	18,072
46,121	Faes Farma SA	164,217
732	Faes Farma SA(b)(d)	41
12,842	Fluidra SA	48,063
11,950	Fomento de Construcciones y Contratas SA(b)	320,327
116,565	Gamesa Corp. Tecnologica SA(b)	1,281,280
31,966	Grupo Catalana Occidente SA	1,228,715
9,280	Grupo Ezentis SA(b)	18,236
2,010	Iberpapel Gestion SA	42,155
46,815	Indra Sistemas SA	829,341
893	Inmobiliaria Colonial SA(b)	1,347
5,819	Laboratorios Farmaceuticos Rovi SA	76,912
51,556	Mediaset Espana Comunicacion SA(b)	636,028
12,445	Melia Hotels International SA	161,804
2,756	Miquel y Costas & Miquel SA	106,270
5,340	Natra SA(b)	15,845
54,285	NH Hoteles SA(b)	341,546
34,034	Obrascon Huarte Lain SA	1,438,108
13,901	Papeles y Cartones de Europa SA	73,306
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	13,640
147,552	Promotora de Informaciones SA - Class A(b)	80,597
1,206,175	Prosegur Cia de Seguridad SA	7,255,433
26,928	Red Electrica Corp. SA	1,885,269
64,394	Sacyr SA(b)	328,896
2,247	Tecnicas Reunidas SA	118,282
41,405	Tubacex SA	158,036
34,984	Tubos Reunidos SA	82,807
8,830	Vidrala SA	437,421
15,581	Viscofan SA	825,439
27,177	Zardoya Otis SA	456,340
30,974	Zeltia SA(b)	112,374
		35,732,564
SWEDEN — 0.8%
11,929	AarhusKarlshamn AB	729,425
24,738	Acando AB	49,465
3,083	AddNode Group AB	18,494
8,313	AddTech AB - Class B	128,475
330,607	AF AB - Class B(d)	10,698,276
2,158	Arise AB(b)	7,181
794	Atrium Ljungberg AB - Class B	10,811

Shares		Value
SWEDEN (continued)
1,644	Avanza Bank Holding AB	$60,225
8,149	Axfood AB	390,571
14,516	Axis Communications AB	468,401
5,502	B&B Tools AB - Class B	109,177
2,816	Beijer AB G&L - Class B	53,944
6,098	Beijer Alma AB	156,373
2,038	Beijer Electronics AB	20,842
11,117	Betsson AB	313,925
17,184	Bilia AB - Class A	439,344
103,419	BillerudKorsnas AB	1,239,974
4,165	BioGaia AB - Class B	143,678
24,799	Biotage AB	37,096
1,759	Bjoern Borg AB	7,974
293,940	Boliden AB	4,470,971
42,950	Bure Equity AB	175,041
11,928	Byggmax Group AB	90,488
18,040	Castellum AB	288,028
1,746	Catena AB	27,584
5,320	Clas Ohlson AB - Class B	90,948
10,828	Concordia Maritime AB - Class B	20,329
19,770	CyberCom Group AB(b)	7,212
2,644	Doro AB	19,614
13,655	Duni AB	181,854
59,753	Electrolux AB - Class B	1,269,594
123,512	Elekta AB - Class B	1,800,439
1,207	Enea AB	9,534
53,430	Eniro AB(b)	399,212
15,073	Fabege AB	191,306
741	Fagerhult AB	24,770
6,050	Fastighets AB Balder - Class B(b)	64,412
96,813	Getinge AB - Class B	3,327,882
25,488	Gunnebo AB	142,002
28,421	Haldex AB	277,642
11,372	Hexpol AB	810,624
8,094	HIQ International AB	47,812
440	HMS Networks AB	10,209
26,976	Holmen AB - Class B	932,635
7,179	Hufvudstaden AB - Class A	96,266
22,054	Husqvarna AB - Class A	127,246
139,162	Husqvarna AB - Class B	807,604
24,085	ICA Gruppen AB(b)	742,248
11,328	Industrial & Financial Systems - Class B	276,655
5,489	Indutrade AB	237,945
31,357	Intrum Justitia AB	885,466
39,593	JM AB	1,060,020
18,518	KappAhl AB(b)	110,519
264	Karolinska Development AB - Class B(b)	971
6,105	Klovern AB	30,286
18,031	KNOW IT AB	161,006
14,357	Kungsleden AB	104,313
2,706	Lagercrantz AB - Class B	51,527
21,175	Lindab International AB(b)	214,775

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SWEDEN (continued)
31,173	Loomis AB - Class B	$737,524
75,113	Lundin Petroleum AB(b)	1,297,859
139,081	Meda AB - Class A	1,693,029
2,363	Medivir AB - Class B(b)	32,642
7,277	Mekonomen AB	177,165
29,549	Micronic Mydata AB(b)	60,890
10,364	Modern Times Group AB - Class B	467,941
1,715	MQ Holding AB	6,047
4,448	Munksjo Oyj(b)	32,995
1,241	NCC AB - Class A	39,552
39,737	NCC AB - Class B	1,269,493
2,159	Nederman Holding AB	63,603
3,937	Net Entertainment NE AB - Class B	89,690
49,418	New Wave Group AB - Class B	270,798
11,629	Nibe Industrier AB - Class B	255,073
61,798	Nobia AB	478,714
8,614	Nolato AB - Class B	210,373
17,542	Nordnet AB - Class B	74,705
3,858	Orexo AB(b)	102,171
76,747	Peab AB	476,667
54,154	Pricer AB - Class B	55,796
1,152	Proact IT Group AB	13,891
23,300	Proffice AB - Class B	85,000
82,544	Ratos AB - Class B	761,636
4,226	ReadSoft AB - Class B	12,255
10,866	Rezidor Hotel Group AB(b)	74,470
30,024	Saab AB - Class B	779,082
1,150	Sagax AB - Class B	4,687
91,584	SAS AB(b)	253,025
4,652	Sectra AB - Class B(b)	56,096
124,127	Securitas AB - Class B	1,290,265
5,219	Semcon AB	47,797
39,832	Skanska AB - Class B	785,526
6,920	SkiStar AB	97,440
128,873	SSAB AB - Class A	1,028,797
20,678	SSAB AB - Class B	146,356
8,924	Sweco AB - Class B	129,404
15,079	Swedish Match AB	441,916
21,190	Swedish Orphan Biovitrum AB(b)	241,611
2,770	Systemair AB	50,843
196,393	Tele2 AB - B Shares	2,164,358
7,542	TradeDoubler AB(b)	21,873
95,263	Trelleborg AB - Class B	1,901,945
3,694	Vitrolife AB	49,337
8,602	Wallenstam AB - Class B	131,563
6,774	Wihlborgs Fastigheter AB	123,819
		53,256,359
SWITZERLAND — 1.5%
13,283	Actelion Ltd.	1,248,234
564	Advanced Digital Broadcast Holdings SA(b)	9,331

Shares		Value
SWITZERLAND (continued)
9,604	AFG Arbonia-Forster Holding AG(b)	$337,912
178,000	Allied World Assurance Co. Holdings AG	18,319,760
8,646	Allreal Holding AG	1,202,515
55	Alpiq Holding AG	7,595
934	ALSO Holding AG	51,302
314	APG SGA SA	92,470
45,586	Aryzta AG	3,587,450
8,734	Ascom Holding AG	166,174
1,374	Autoneum Holding AG	237,929
1,807	Bachem Holding AG - Class B	98,756
32,904	Baloise Holding AG	3,937,665
1,857	Bank Coop AG	89,097
277	Banque Cantonale de Geneve	71,492
2,108	Banque Cantonale Vaudoise	1,146,246
6	Banque Privee Edmond de Rothschild SA	105,851
728	Barry Callebaut AG	862,375
215	Basilea Pharmaceutica	29,666
1,631	Basler Kantonalbank	136,089
99	Belimo Holding AG	275,385
55	Bell AG	139,889
1,916	Berner Kantonalbank AG	452,241
984	BKW AG.	31,040
2,971	Bobst Group SA(b)	108,465
1,198	Bossard Holding AG	288,714
3,886	Bucher Industries AG	1,140,105
23,299	Burckhardt Compression Holding AG(d)	10,504,016
310	Burkhalter Holding AG	25,986
977	Calida Holding AG	34,160
36	Carlo Gavazzi Holding AG	8,696
178	Cham Paper Holding AG	43,192
1,088	Charles Voegele Holding AG - Class A(b)	13,380
131	Cicor Technologies	5,173
40	Cie Financiere Tradition SA	2,115
154,090	Clariant AG	2,911,335
41,486	Coca-Cola HBC AG - CDI	1,100,047
1,178	Coltene Holding AG	59,962
35	Conzzeta AG	81,685
2,750	Daetwyler Holding AG	415,541
4,898	Dufry AG(b)	768,748
8,522	EFG International AG	124,543
1,329	Emmi AG	421,794
2,683	EMS-Chemie Holding AG	922,545
4,343	Energiedienst Holding AG	136,759
12,484	Ferrexpo Plc	31,194
2,933	Flughafen Zuerich AG	1,724,248
530	Forbo Holding AG	433,166
1,617	Galenica AG	1,542,718
89,347	GAM Holding AG	1,502,831
1,495	Gategroup Holding AG(b)	44,521
3,355	Geberit AG	973,955
3,379	Georg Fischer AG	2,319,999

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
SWITZERLAND (continued)
284	Gurit Holding AG	$157,717
4,832	Helvetia Holdings AG	2,331,661
4,946	Highlight Communications AG	26,316
1,239	Huber & Suhner AG	66,279
5,293	Implenia AG	372,755
249	Inficon Holding AG	92,004
261,004	Informa Plc	2,218,262
136	Interroll Holding AG	80,251
104	Intershop Holdings AG	38,771
178,605	Julius Baer Group Ltd.	8,677,605
1	Jungfraubahn Holding AG	74
821	Kaba Holding AG - Class B	375,343
1,015	Kardex AG	43,325
2,133	Komax Holding AG	334,542
19,555	Kudelski SA(b)	298,722
836	Kuoni Reisen Holding AG	378,051
161	LEM Holding SA	124,126
15	Lindt & Spruengli AG	803,976
17,216	Logitech International SA	271,537
16,086	Lonza Group AG	1,617,205
1,434	Luzerner Kantonalbank AG	550,413
16	MCH Group AG	1,072
52	Metall Zug AG - Class B	139,428
24,650	Meyer Burger Technology AG(b)	373,835
20,313	Micronas Semiconductor Holding AG	163,328
677	Mikron Holding AG	5,667
9,148	Mobilezone Holding AG	97,468
3,918	Mobimo Holding AG	817,177
15,385	Nobel Biocare Holding AG	235,022
111,727	OC Oerlikon Corp AG(b)	1,762,197
960	Orascom Development Holding AG(b)	15,936
417	Orell Fuessli Holding AG(b)	44,430
2,266	Orior AG	132,588
3,289	Panalpina Welttransport Holding AG	544,146
3,238	Partners Group Holding AG	767,492
281	Phoenix Mecano AG	181,000
3,798	PSP Swiss Property AG	327,165
78	PubliGroupe SA	9,911
352	Rieter Holding AG	78,308
154	Romande Energie Holding SA	183,445
78	Schaffner Holding AG	24,497
287,305	Schmolz & Bickenbach AG(b)	377,095
472	Schweiter Technologies AG	364,418
8,630	Schweizerische National-Versicherungs-Gesellsschaft AG	569,210
845	Siegfried Holding AG	150,984
894	Sika AG	2,946,310
6,261	Sonova Holding AG	860,443
1,426	St. Galler Kantonalbank AG	552,061
308,724	STMicroelectronics NV	2,534,497
78	Straumann Holding AG	15,563
Shares		Value
SWITZERLAND (continued)
12,312	Sulzer AG	$1,859,056
14,784	Swiss Life Holding AG	3,189,489
121,186	Swisslog Holding AG	151,040
2,762	Swissquote Group Holding SA	108,756
955	Tamedia AG	121,133
2,356	Tecan Group AG	258,558
12,759	Temenos Group AG	358,853
1,732	U-Blox AG	219,688
43	Valartis Group AG	975
4,581	Valiant Holding AG	445,645
2,156	Valora Holding AG	555,259
380	Vaudoise Assurances Holding SA	163,668
47	Vetropack Holding AG	93,259
19,524	Vontobel Holding AG	735,394
3	Walliser Kantonalbank	2,492
1,950	Walter Meier AG	129,046
915	Ypsomed Holding AG	78,920
3,700	Zehnder Group AG	166,299
1,427	Zueblin Immobilien Holding AG(b)	3,116
52	Zug Estates Holding AG - B Shares	67,964
31	Zuger Kantonalbank AG	158,342
		102,326,637
TAIWAN — 1.2%
89,000	Ability Enterprise Co. Ltd.	56,694
66,000	AcBel Polytech, Inc.	68,620
169,000	Accton Technology Corp.	91,201
1,162,000	Acer, Inc.(b)	688,436
64,765	Achem Technology Corp.	42,860
6,000	Acter Co. Ltd.	23,665
79,497	Action Electronics Co. Ltd.(b)	16,924
9,000	Actron Technology Corp.	31,785
43,000	A-DATA Technology Co. Ltd.	96,510
18,400	Adlink Technology, Inc.	28,574
54,060	Advancetek Enterprise Co. Ltd.	65,038
79,637	Advantech Co. Ltd.	496,787
183,027	AGV Products Corp.(b)	54,550
20,000	ALI Corp.	20,431
18,000	Alltek Technology Corp.	13,041
136,000	Alpha Networks, Inc.	110,649
147,215	Altek Corp.	138,967
120,000	Ambassador Hotel (The)	116,445
18,000	AMPOC Far-East Co. Ltd.	14,229
161,830	AmTRAN Technology Co. Ltd.	104,157
32,000	Anpec Electronics Corp.	24,187
52,000	APCB, Inc.	33,125
22,552	Apex Biotechnology Corp.	50,020
36,036	Apex Science & Engineering	21,707
160,700	Ardentec Corp.	132,602
83,427	Arima Communications Corp.(b)	38,826
155,000	Asia Optical Co., Inc.(b)	162,431

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
14,000	Asia Plastic Recycling Holding Ltd.	$41,033
113,000	Asia Polymer Corp.	96,412
103,100	Asia Vital Components Co. Ltd.	67,038
9,000	ASROCK, Inc.	34,310
11,000	Aten International Co. Ltd.	32,494
3,154,000	AU Optronics Corp.(b)	937,950
56,000	Audix Corp.	57,483
19,000	Aurora Corp.	38,129
13,000	AV Tech Corp.	36,043
47,270	Avermedia Technologies, Inc.	21,063
9,000	Avision, Inc.(b)	2,941
28,000	AVY Precision Technology, Inc.	43,159
17,850	Awea Mechantronic Co. Ltd.	24,421
138,431	Bank of Kaohsiung	43,315
13,000	Basso Industry Corp.	12,872
26,000	BenQ Materials Corp.(b)	31,580
1,293,350	BES Engineering Corp.	365,412
48,000	Biostar Microtech International Corp.	22,497
15,000	Boardtek Electronics Corp.	17,279
62,000	C Sun Manufacturing Ltd.	41,541
390,781	Capital Securities Corp.	152,198
114,000	Career Technology Manufacturing Co. Ltd.	119,277
117,000	Carnival Industrial Corp.	32,709
7,000	Cathay Chemical Works	4,193
226,000	Cathay No. 1 REIT	147,472
23,000	Cathay No. 2 REIT	12,335
189,000	Cathay Real Estate Development Co. Ltd.	112,910
38,760	Central Reinsurance Co. Ltd.	18,422
47,000	ChainQui Construction Development Co. Ltd.	38,472
179,000	Champion Building Materials Co. Ltd.(b)	73,556
10,923	Chang Wah Electromaterials, Inc.	30,284
127,000	Charoen Pokphand Enterprise	66,020
19,000	Chaun-Choung Technology Corp.	63,966
13,000	CHC Resources Corp.	29,134
811,920	Cheng Loong Corp.	381,875
196,797	Cheng Uei Precision Industry Co. Ltd.	417,660
19,000	Chenming Mold Industry Corp.(b)	13,859
75,000	Chia Chang Co. Ltd.	94,686
380,659	Chia Hsin Cement Corp.(b)	194,743
182,028	Chicony Electronics Co. Ltd.	465,622
120,120	Chien Kuo Construction Co. Ltd.	54,713
41,960	Chilisin Electronics Corp.	37,462
42,000	Chimei Materials Technology Corp.	55,519
1,475,744	China Airlines Ltd.(b)	518,745
Shares		Value
TAIWAN (continued)
103,000	China Chemical & Pharmaceutical Co. Ltd.	$77,851
14,000	China Ecotek Corp.	34,703
83,000	China Electric Manufacturing Corp.	36,983
268,180	China General Plastics Corp.	141,182
22,000	China Glaze Co. Ltd.	11,909
816,685	China Life Insurance Co. Ltd.	780,362
1,005,505	China Man-Made Fiber Corp.(b)	406,550
92,978	China Metal Products	114,007
521,391	China Motor Corp.	485,295
716,881	China Petrochemical Development Corp.	317,063
42,114	China Steel Chemical Corp.	233,523
37,000	China Steel Structure Co. Ltd.	41,155
194,616	China Synthetic Rubber Corp.	179,857
96,000	China Wire & Cable Co. Ltd.(b)	42,776
28,000	Chinese Maritime Transport Ltd.	35,719
167,883	Chin-Poon Industrial Co. Ltd.	279,274
145,000	Chipbond Technology Corp.	226,133
33,574	Chong Hong Construction Co.	90,646
35,876	Chroma ATE, Inc.	76,968
92,000	Chun Yu Works & Co. Ltd.(b)	34,313
338,779	Chun Yuan Steel	127,472
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	52,280
156,339	Chung Hung Steel Corp.(b)	44,119
224,240	Chung Hwa Pulp Corp.(b)	68,240
228,000	Chunghwa Picture Tubes Ltd.(b)	13,169
9,000	Cleanaway Co. Ltd.	54,955
153,348	Clevo Co.	316,338
940,000	CMC Magnetics Corp.(b)	150,164
48,300	CoAsia Microelectronics Corp.	24,311
127,182	Collins Co. Ltd.	45,756
956,000	Compal Electronics, Inc.	717,847
810,000	Compeq Manufacturing Co. Ltd.	451,819
191,689	Continental Holdings Corp.	68,647
326,000	Coretronic Corp.	302,355
39,560	Cosmos Bank Taiwan(b)	20,826
36,000	Coxon Precise Industrial Co. Ltd.	56,797
33,000	CSBC Corp. Taiwan	21,239
203,838	CTCI Corp.	277,862
16,000	CviLux Corp.	19,460
11,660	Cyberlink Corp.	33,213
10,000	Cyberpower Systems, Inc.	23,038
15,460	CyberTAN Technology, Inc.	16,176
76,000	DA CIN Construction Co. Ltd.	67,979
58,000	Danen Technology Corp.(b)	28,332
169,000	Darfon Electronics Corp.	113,234
66,201	Delpha Construction Co. Ltd.	25,674

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Depo Auto Parts Industrial Co. Ltd.	$91,097
17,000	DFI, Inc.	19,526
152,712	D-Link Corp.	97,027
62,183	Dynamic Electronics Co. Ltd.(b)	22,371
14,000	Dynapack International Technology Corp.	37,798
198,000	E Ink Holdings, Inc.(b)	105,870
3,376,078	E.Sun Financial Holding Co. Ltd.	2,100,473
226,675	Eastern Media International Corp.(b)	107,736
87,675	Eclat Textile Co. Ltd.	960,743
102,448	Edimax Technology Co. Ltd.	42,944
11,000	Edom Technology Co. Ltd.	5,410
34,320	Elan Microelectronics Corp.	59,584
14,000	E-LIFE MALL Corp.	28,834
21,000	Elite Advanced Laser Corp.	51,638
129,967	Elite Material Co. Ltd.	111,532
38,000	Elite Semiconductor Memory Technology, Inc.	44,901
176,569	Elitegroup Computer Systems Co. Ltd.	104,318
39,000	ENG Electric Co. Ltd.	33,919
160,000	Entie Commercial Bank	77,630
36,000	Episil Technologies, Inc.(b)	11,942
214,000	Epistar Corp.	473,240
210,492	Eternal Chemical Co. Ltd.	196,962
111,000	E-Ton Solar Tech Co. Ltd.(b)	63,931
28,000	Etron Technology, Inc.(b)	12,430
783,609	Eva Airways Corp.(b)	416,407
40,000	Everest Textile Co. Ltd.(b)	13,268
148,000	Evergreen International Storage & Transport Corp.	99,408
659,197	Evergreen Marine Corp. Taiwan Ltd.(b)	387,283
126,152	Everlight Chemical Industrial Corp.	102,845
51,643	Everlight Electronics Co. Ltd.	123,067
1,000	Everspring Industry Co. Ltd.(b)	751
59,373	Excelsior Medical Co. Ltd.	109,937
490,865	Far Eastern Department Stores Ltd.	447,972
1,065,422	Far Eastern International Bank	416,709
63,797	Faraday Technology Corp.	80,227
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	35,836
186,154	Farglory Land Development Co. Ltd.	298,608
304,469	Federal Corp.	229,124
143,320	Feng Hsin Iron & Steel Co.	245,036
43,656	Feng TAY Enterprise Co. Ltd.	98,702
19,000	First Copper Technology Co. Ltd.(b)	6,585
54,821	First Hotel	35,374
119,000	First Insurance Co. Ltd.	78,947
186,256	First Steamship Co. Ltd.	115,267
Shares		Value
TAIWAN (continued)
57,643	FLEXium Interconnect, Inc.	$173,324
8,351	Flytech Technology Co. Ltd.	28,252
54,000	Forhouse Corp.	20,497
50,000	Formosa Advanced Technologies Co. Ltd.	28,963
214,000	Formosa Epitaxy, Inc.(b)	128,552
11,826	Formosa International Hotels Corp.	130,370
48,203	Formosa Oilseed Processing	17,978
729,000	Formosa Taffeta Co. Ltd.	771,168
347,000	Formosan Rubber Group, Inc.	319,541
187,628	Formosan Union Chemical	89,796
33,000	Fortune Electric Co. Ltd.	19,442
70,811	Founding Construction & Development Co. Ltd.	44,640
66,000	Foxconn Technology Co. Ltd.	148,567
86,000	Froch Enterprise Co. Ltd.(b)	27,165
100,022	FSP Technology, Inc.	99,370
35,000	Fubon No. 1 REIT	18,714
89,000	Fubon No. 2 REIT	37,483
57,800	Fullerton Technology Co. Ltd.	50,746
93,422	Fulltech Fiber Glass Corp.(b)	35,460
115,549	Fwusow Industry Co. Ltd.	55,872
47,000	G Shank Enterprise Co. Ltd.	35,524
128,101	Gemtek Technology Corp.	124,940
26,982	Genius Electronic Optical Co. Ltd.	82,467
6,228	GeoVision, Inc.	36,487
180,000	Getac Technology Corp.	89,116
512,143	Giant Manufacturing Co. Ltd.	3,245,530
5,000	Giantplus Technology Co. Ltd.(b)	1,510
2,000	Giga Solar Materials Corp.	33,666
154,781	Gigabyte Technology Co. Ltd.	203,326
152,000	Ginko International Co. Ltd.	2,814,490
180,297	Gintech Energy Corp.(b)	183,882
115,133	Global Brands Manufacture Ltd.(b)	41,421
23,000	Global Lighting Technologies, Inc.	25,090
102,000	Globe Union Industrial Corp.(b)	67,501
156,250	Gloria Material Technology Corp.	115,263
293,770	Gold Circuit Electronics Ltd.(b)	70,685
429,852	Goldsun Development & Construction Co. Ltd.	172,381
19,845	Good Will Instrument Co. Ltd.	12,380
7,000	Gourmet Master Co. Ltd.	42,281
886,000	Grand Pacific Petrochemical	643,353
19,000	Grape King Bio Ltd.	82,466
59,000	Great China Metal Industry	72,734
66,000	Great Taipei Gas Co. Ltd.	50,321
163,036	Great Wall Enterprise Co. Ltd.	140,987
55,353	Green Energy Technology, Inc.(b)	55,266
27,000	GTM Corp.(b)	17,734

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
64,000	Hannstar Board Corp.	$24,081
1,547,000	HannStar Display Corp.(b)	533,580
157,115	HannsTouch Solution, Inc.(b)	47,346
126,000	Hey Song Corp.	132,249
145,188	Highwealth Construction Corp.	291,838
69,620	Hitron Technology, Inc.	39,524
27,109	Hiwin Technologies Corp.	246,059
299,720	Ho Tung Chemical Corp.	140,474
139,000	Hocheng Corp.(b)	46,337
28,800	Holiday Entertainment Co. Ltd.	34,363
20,000	Holtek Semiconductor, Inc.	38,287
84,294	Holy Stone Enterprise Co. Ltd.	117,131
62,000	Hong Tai Electric Industrial	20,259
111,000	Horizon Securities Co. Ltd.	37,736
12,000	Howarm Construction Co. Ltd.(b)	10,258
122,678	Hsin Kuang Steel Co. Ltd.	77,743
63,326	Hsing TA Cement Co.	24,664
11,000	Hu Lane Associate, Inc.	31,405
316,000	HUA ENG Wire & Cable Co. Ltd.	118,901
1,710	Hua Yu Lien Development Co. Ltd.(b)	2,980
35,479	Huaku Development Co. Ltd.	87,241
39,000	Huang Hsiang Construction Co.	63,075
138,514	Hung Poo Real Estate Development Corp.	133,725
102,000	Hung Sheng Construction Ltd.	75,076
60,991	Hwa Fong Rubber Co. Ltd.(b)	39,456
193,341	Ichia Technologies, Inc.	114,227
16,000	I-Chiun Precision Industry Co. Ltd.	10,192
81,375	IEI Integration Corp.	141,008
31,000	ILI Technology Corp.	56,582
17,000	Infortrend Technology, Inc.	10,521
534,000	Innolux Corp.(b)	185,065
209,000	Inotera Memories, Inc.(b)	162,799
608,155	Inventec Corp.	561,034
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	33,508
54,691	ITE Technology, Inc.	46,572
83,000	ITEQ Corp.	87,527
27,000	Jess-Link Products Co. Ltd.	28,918
283,165	Jih Sun Financial Holdings Co. Ltd.	82,620
3,105	Johnson Health Tech Co. Ltd.	8,373
44,000	Kang Na Hsiung Enterprise Co. Ltd.	24,689
35,000	Kaulin Manufacturing Co. Ltd.	26,108
134,823	KEE TAI Properties Co. Ltd.	83,437
185,067	Kenda Rubber Industrial Co. Ltd.	399,485
24,000	Kenmec Mechanical Engineering Co. Ltd.(b)	11,328
87,000	Kerry TJ Logistics Co. Ltd.	122,614
171,000	King Slide Works Co. Ltd.	1,870,996
544,184	King Yuan Electronics Co. Ltd.	377,188
Shares		Value
TAIWAN (continued)
171,000	Kingdom Construction Co. Ltd.	$173,836
407,185	King’s Town Bank	397,139
49,532	King’s Town Construction Co. Ltd.(b)	47,574
47,000	Kinik Co.	119,759
37,000	Kinko Optical Co. Ltd.	36,515
543,343	Kinpo Electronics, Inc.	202,650
102,000	Kinsus Interconnect Technology Corp.	355,178
158,000	KMC Kuei Meng International, Inc.	581,467
16,328	KS Terminals, Inc.	19,671
16,000	Kung Long Batteries Industrial Co. Ltd.	41,192
40,000	Kung Sing Engineering Corp.	18,747
200,982	Kuoyang Construction Co. Ltd.	124,712
191,040	Kwong Fong Industries	119,173
131,000	KYE Systems Corp.	52,534
62,000	L&K Engineering Co. Ltd.	56,480
126,478	LCY Chemical Corp.	160,511
24,828	Leader Electronics, Inc.	12,456
345,410	Lealea Enterprise Co. Ltd.	123,127
21,826	Ledtech Electronics Corp.	15,632
63,000	LEE CHI Enterprises Co. Ltd.	34,310
39,000	Lelon Electronics Corp.	36,944
146,638	Leofoo Development Co. Ltd.(b)	60,257
131,500	Lextar Electronics Corp.	142,796
332,545	Li Peng Enterprise Co. Ltd.(b)	151,469
28,643	Lian Hwa Food Corp.	35,736
446,362	Lien Hwa Industrial Corp.	283,603
235,000	Lingsen Precision Industries Ltd.	133,798
104,000	Lite-On Semiconductor Corp.	66,421
97,661	Lite-On Technology Corp.	144,570
118,000	Long Bon International Co. Ltd.	63,873
278,720	Long Chen Paper Co. Ltd.	144,431
18,000	Longwell Co.	16,635
29,451	Lotes Co. Ltd.	66,781
69,000	Lucky Cement Corp.(b)	18,424
30,939	Lumax International Corp. Ltd.	74,750
6,000	Lung Yen Life Service Corp.	16,536
1,668,936	Macronix International(b)	365,763
27,000	Makalot Industrial Co. Ltd.	132,338
67,000	Marketech International Corp.	40,026
368,000	Masterlink Securities Corp.	126,321
13,152	Mayer Steel Pipe Corp.	5,839
9,000	Maywufa Co. Ltd.	4,396
75,440	Meiloon Industrial Co. Ltd.	48,429
146,188	Mercuries & Associates Ltd.	96,743
45,000	Mercuries Life Insurance Co. Ltd.(b)	28,963
50,600	Merida Industry Co. Ltd.	312,310
25,801	Merry Electronics Co. Ltd.	149,454
43,043	Microbio Co. Ltd.(b)	43,331

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
55,219	Microelectronics Technology, Inc.(b)	$33,535
312,404	Micro-Star International Co. Ltd.	273,247
54,590	Mirle Automation Corp.	48,288
146,500	Mitac Holdings Corp.(b)	127,412
125,822	Mosel Vitelic, Inc.(b)	26,371
111,000	Motech Industries Inc.(b)	196,373
4,000	Nak Sealing Technologies Corp.	11,645
8,000	Namchow Chemical Industrial Co. Ltd.	11,380
152,590	Nan Kang Rubber Tire Co. Ltd.(b)	184,584
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.(b)	22,723
38,000	Nan Ya Printed Circuit Board Corp.(b)	45,278
104,897	Nantex Industry Co. Ltd.	67,340
32,000	National Petroleum Co. Ltd.	30,841
143,250	Neo Solar Power Corp.(b)	167,847
7,475	New Asia Construction & Development Corp.	1,868
10,000	New Era Electronics Co. Ltd.	13,631
28,949	Nichidenbo Corp.	26,372
67,267	Nien Hsing Textile Co. Ltd.	66,717
11,000	Nishoku Technology, Inc.	18,153
72,000	Novatek Microelectronics Corp.	288,737
34,000	Ocean Plastics Co. Ltd.(b)	41,185
220,000	OptoTech Corp.	106,015
212,000	Orient Semiconductor Electronics Ltd.(b)	45,552
133,500	Oriental Union Chemical Corp.	133,070
610,000	Pacific Hospital Supply Co. Ltd.(d)	1,769,750
165,453	Pan Jit International, Inc.(b)	77,272
53,616	Pan-International Industrial Corp.	40,879
5,000	Parade Technologies Ltd.	35,647
4,242	Paragon Technologies Co. Ltd.	9,241
11,000	PChome Online, Inc.	76,062
412,000	Pegatron Corp.	541,899
98,746	Phihong Technology Co. Ltd.	63,066
16,000	Phison Electronics Corp.	100,338
18,890	Phytohealth Corp.(b)	23,474
14,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	13,793
30,000	Pixart Imaging, Inc.	50,301
21,000	Portwell, Inc.	21,452
309,715	Pou Chen Corp.	429,343
13,000	Powertech Industrial Co. Ltd.	9,697
422,200	Powertech Technology, Inc.	584,579
6,000	Poya Co. Ltd.	37,726
603,807	President Securities Corp.	350,755
13,650	Prime Electronics Satellitics, Inc.	10,362
Shares		Value
TAIWAN (continued)
369,721	Prince Housing & Development Corp.	$194,638
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	29,177
34,000	Promise Technology, Inc.	48,816
781,520	Qisda Corp.(b)	208,423
95,000	Quanta Storage, Inc.	117,741
151,084	Quintain Steel Co. Ltd.(b)	35,356
152,008	Radiant Opto-Electronics Corp.	662,268
389,335	Radium Life Tech Co. Ltd.	298,129
10,000	Ralec Electronic Corp.	17,460
75,825	Realtek Semiconductor Corp.	207,723
88,128	Rechi Precision Co. Ltd.	92,498
29,348	Rexon Industrial Corp. Ltd.(b)	11,091
163,616	Rich Development Co. Ltd.	70,744
18,370	Richtek Technology Corp.	95,496
1,186,398	Ritek Corp.(b)	202,057
80,000	Ruentex Development Co. Ltd.	141,002
223,781	Ruentex Industries Ltd.	539,925
218,335	Sampo Corp.	83,594
32,574	San Fang Chemical Industry Co. Ltd.	31,985
447,080	Sanyang Industrial Co. Ltd.	691,334
17,680	ScinoPharm Taiwan Ltd.	49,601
25,000	SDI Corp.	34,244
16,000	Senao International Co. Ltd.	46,895
37,000	Sercomm Corp.	67,778
21,000	Sesoda Corp.	21,972
33,000	Sheng Yu Steel Co. Ltd.	25,868
16,360	ShenMao Technology, Inc.	20,330
70,000	Shih Wei Navigation Co. Ltd.	48,057
119,000	Shihlin Electric & Engineering Corp.	148,468
23,000	Shihlin Paper Corp.(b)	35,755
5,614,425	Shin Kong Financial Holding Co. Ltd.	1,880,895
85,000	Shin Kong No.1 REIT	38,997
30,000	Shin Zu Shing Co. Ltd.	73,273
75,985	Shining Building Business Co. Ltd.(b)	63,451
119,000	Shinkong Insurance Co. Ltd.	94,265
593,314	Shinkong Synthetic Fibers Corp.	194,850
79,000	Shinkong Textile Co. Ltd.	102,865
76,000	Shuttle, Inc.	34,993
173,000	Sigurd Microelectronics Corp.	163,593
268,000	Silicon Integrated Systems Corp.(b)	79,168
32,122	Silitech Technology Corp.	39,599
45,000	Simplo Technology Co. Ltd.	206,453
85,000	Sinbon Electronics Co. Ltd.	105,768
140,170	Sincere Navigation Corp.	126,996
23,000	Singatron Enterprise Co. Ltd.	10,780
126,000	Sino-American Silicon Products, Inc.(b)	230,811
107,000	Sinon Corp.	57,742

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
13,486	Sinphar Pharmaceutical Co. Ltd.	$21,299
50,158	Sinyi Realty Co.	85,425
14,000	Sirtec International Co. Ltd.	26,847
20,000	Sitronix Technology Corp.	34,326
97,000	Siward Crystal Technology Co. Ltd.(b)	49,945
23,000	Soft-World International Corp.	54,962
54,000	Solar Applied Materials Technology Co.	48,123
43,000	Solartech Energy Corp.(b)	35,198
48,500	Solomon Technology Corp.	22,491
93,000	Solytech Enterprise Corp.(b)	36,374
15,000	Sonix Technology Co. Ltd.	24,259
132,000	Southeast Cement Co. Ltd.	73,412
8,000	St Shine Optical Co. Ltd.	207,278
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	11,895
88,142	Standard Foods Corp.	258,338
33,000	Stark Technology, Inc.	34,528
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	15,539
101,399	Sunplus Technology Co. Ltd.(b).	39,659
43,000	Sunrex Technology Corp.	17,244
24,000	Sunspring Metal Corp.	63,292
80,127	Supreme Electronics Co. Ltd.	39,935
85,659	Sweeten Construction Co. Ltd.	56,404
15,000	Syncmold Enterprise Corp.	26,141
157,000	Synnex Technology International Corp.	266,351
145,322	TA Chen Stainless Pipe Co. Ltd.	67,391
670,254	TA Chong Bank Ltd.(b)	233,392
253,340	Ta Ya Electric Wire & Cable	58,950
70,000	Tah Hsin Industrial Corp.	67,349
42,041	TA-I Technology Co. Ltd.	22,410
602,991	Taichung Commercial Bank	216,935
11,000	Taiflex Scientific Co. Ltd.	20,368
78,000	Tainan Enterprises Co. Ltd.	78,264
922,672	Tainan Spinning Co. Ltd.	621,256
2,051,486	Taishin Financial Holding Co. Ltd.	971,659
71,716	Taisun Enterprise Co. Ltd.(b)	30,890
168,924	Taita Chemical Co. Ltd.(b)	65,512
12,000	Taiwan Acceptance Corp.	29,705
2,602,191	Taiwan Business Bank(b)	772,992
137,088	Taiwan Cogeneration Corp.	82,576
6,000	Taiwan FamilyMart Co. Ltd.	35,845
127,000	Taiwan Fertilizer Co. Ltd.	265,339
103,320	Taiwan Fire & Marine Insurance Co.	84,061
65,000	Taiwan FU Hsing Industrial Co. Ltd.	68,760
324,223	Taiwan Glass Industrial Corp.	317,294
59,468	Taiwan Hon Chuan Enterprise Co. Ltd.	124,834
50,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,191
Shares		Value
TAIWAN (continued)
217,734	Taiwan Land Development Corp.(b)	$81,208
141,114	Taiwan Life Insurance Co. Ltd.(b)	130,879
11,000	Taiwan Line Tek Electronic	11,945
92,150	Taiwan Mask Corp.	29,837
82,544	Taiwan Navigation Co. Ltd.	67,566
190,032	Taiwan Paiho Ltd.	197,261
121,000	Taiwan PCB Techvest Co. Ltd.	138,383
22,000	Taiwan Prosperity Chemical Corp.	19,969
95,120	Taiwan Pulp & Paper Corp.(b)	39,715
18,360	Taiwan Sakura Corp.	11,665
17,850	Taiwan Sanyo Electric Co. Ltd.	24,155
86,117	Taiwan Secom Co. Ltd.	218,011
105,000	Taiwan Semiconductor Co. Ltd.	101,543
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	131,011
81,429	Taiwan Styrene Monomer(b)	58,859
95,250	Taiwan Surface Mounting Technology Co. Ltd.	140,843
175,469	Taiwan TEA Corp.(b)	158,978
71,000	Taiwan Union Technology Corp.	65,030
68,322	Taiyen Biotech Co. Ltd.	63,367
212,000	Tatung Co. Ltd.(b)	60,526
1,553,000	Teco Electric and Machinery Co. Ltd.	1,694,089
10,000	Tecom Co. Ltd.(b)	1,023
10,000	Tekcore Co. Ltd.(b)	5,149
13,000	Ten Ren Tea Co. Ltd.	20,124
31,000	Test Research, Inc.	46,095
41,000	ThaiLin Semiconductor Corp.	29,230
17,000	Thinking Electronic Industrial Co. Ltd.	22,949
60,525	Thye Ming Industrial Co, Ltd.	68,621
48,000	T-Mac Techvest PCB Co. Ltd.	32,636
359,100	Ton Yi Industrial Corp.	355,574
23,000	Tong Hsing Electronic Industries Ltd.	118,046
67,834	Tong Yang Industry Co. Ltd.	92,020
79,694	Tong-Tai Machine & Tool Co. Ltd.	78,648
73,370	Topco Scientific Co. Ltd.	137,066
68,049	Topoint Technology Co. Ltd.	46,493
13,000	Toung Loong Textile Manufacturing Co.	41,192
56,000	Transasia Airways Corp.	23,566
28,137	Transcend Information, Inc.	83,768
66,122	Tripod Technology Corp.	120,470
27,988	Tsann Kuen Enterprise Co. Ltd.	39,722
104,802	TSRC Corp.	148,914
22,000	TTET Union Corp.	44,512
14,157	TTY Biopharm Co. Ltd.	42,054
560,315	Tung Ho Steel Enterprise Corp.	484,537
137,815	TXC Corp.	158,978

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
25,000	TYC Brother Industrial Co. Ltd.(b)	$13,244
251,303	Tycoons Group Enterprise(b)	47,611
104,253	Tyntek Corp.(b)	30,384
27,734	TZE Shin International Co. Ltd.	9,932
43,000	U-Ming Marine Transport Corp.	71,389
812,288	Unimicron Technology Corp.	622,001
368,576	Union Bank of Taiwan(b)	133,818
30,769	Union Insurance Co. Ltd.(b)	22,139
285,037	Unitech Printed Circuit Board Corp.(b)	111,954
74,000	United Integrated Services Co. Ltd.	94,767
283,000	Universal Cement Corp.	268,078
53,416	Unizyx Holding Corp.(b)	32,793
268,922	UPC Technology Corp.	124,708
253,337	USI Corp.	177,267
9,000	U-Tech Media Corp.(b)	2,008
129,000	Vanguard International Semiconductor Corp.	142,636
56,800	Ve Wong Corp.	46,119
16,000	Visual Photonics Epitaxy Co. Ltd.	14,945
9,000	Vivotek, Inc.	51,539
83,000	Wafer Works Corp.(b)	44,517
117,000	Wah Lee Industrial Corp.	184,010
1,087,000	Walsin Lihwa Corp.(b)	337,966
235,947	Walsin Technology Corp.(b)	66,585
185,000	Walton Advanced Engineering, Inc.(b)	63,198
262,300	Wan Hai Lines Ltd.	127,698
924,801	Waterland Financial Holdings Co. Ltd.	304,324
114,000	Wei Chuan Foods Corp.	180,797
125,321	Wei Mon Industry Co. Ltd(b)	41,984
65,100	Weikeng Industrial Co. Ltd.	50,817
15,606	Well Shin Technology Co. Ltd.	24,930
45,000	Weltrend Semiconductor, Inc.	40,696
264,000	Win Semiconductors Corp.	230,910
1,667,977	Winbond Electronics Corp.(b)	407,394
1,080,673	Wintek Corp.(b)	360,254
74,000	Wisdom Marine Lines Co. Ltd.	84,020
1,403,402	Wistron Corp.	1,162,650
63,928	Wistron NeWeb Corp.	163,737
575,865	WPG Holdings Co. Ltd.	670,948
110,348	WT Microelectronics Co. Ltd.	134,760
46,000	WUS Printed Circuit Co. Ltd.	21,560
12,000	Xxentria Technology Materials Corp.	25,943
595,300	Yageo Corp.	245,606
1,163,600	Yang Ming Marine Transport Corp.(b)	505,036
95,144	YC Co. Ltd.	71,285
211,077	YC INOX Co. Ltd.	153,270
26,995	YeaShin International Development Co. Ltd.	20,493
524,624	YFY, Inc.	251,944
Shares		Value
TAIWAN (continued)
81,159	Yi Jinn Industrial Co. Ltd.(b)	$20,894
365,596	Yieh Phui Enterprise Co. Ltd.(b)	117,773
63,000	Young Fast Optoelectronics Co. Ltd.	63,005
17,000	Youngtek Electronics Corp.	36,135
352,000	Yulon Motor Co. Ltd.	605,304
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	72,362
61,000	YungShin Global Holding Corp.	112,346
130,000	Yungtay Engineering Co. Ltd.	356,564
4,000	Zeng Hsing Industrial Co. Ltd.	20,728
92,000	Zenitron Corp.	59,061
55,000	Zhen Ding Technology Holding Ltd.	137,421
196,826	Zig Sheng Industrial Co. Ltd.(b) .	65,289
50,169	Zinwell Corp.	62,923
4,000	Zippy Technology Corp.	5,901
		81,154,484
THAILAND — 0.3%
272,500	Amata Corp. Public Co. Ltd. - FOR	102,363
413,880	AP Thailand Public Co. Ltd. - FOR	54,415
179,700	AP Thailand Public Co. Ltd. - NVDR	23,626
369,200	Asia Plus Securities Public Co. Ltd. - FOR	37,356
404,300	Bangchak Petroleum Public Co. Ltd. (The) - FOR	327,629
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	5,070
13,235,850	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	2,305,548
2,302,500	Bangkok Expressway Public Co. Ltd. - FOR	2,232,051
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	249,924
1,742,100	Bangkok Land Public Co. Ltd. - FOR	75,468
358,000	Banpu Public Co. Ltd - FOR	287,398
70,600	Berli Jucker Public Co. Ltd. - FOR	96,778
1,400	Big C Supercenter Public Co. Ltd. - FOR	7,422
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	159,552
1,158,900	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	99,705
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	174,182
252,900	CH Karnchang Public Co. Ltd. - FOR	110,323
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	7,854

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
THAILAND (continued)
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	$493,553
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	45,841
6,497,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,361,830
40,000	Electricity Generating Public Co. Ltd. - FOR	154,499
207,300	Esso Thailand Public Co. Ltd. - FOR	35,168
12,801,000	G J Steel Public Co. Ltd. - FOR(b)	19,390
1,289,700	G Steel Public Co. Ltd. - FOR(b)	3,126
143,500	GFPT Public Co. Ltd. - FOR(b)	57,383
116,000	Glow Energy Public Co. Ltd. - FOR	237,201
233,500	Hana Microelectronics Public Co. Ltd. - FOR	175,426
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	116,091
1,121,926	Home Product Center Public Co. Ltd. - FOR	290,593
63,100	ICC International Public Co. Ltd. - FOR(d)	72,639
2,393,600	IRPC Public Co. Ltd. - FOR	226,235
769,691	Italian-Thai Development Public Co. Ltd. - FOR(b)	81,609
930,500	Jasmine International Public Co. Ltd. - FOR	198,728
240,600	KGI Securities Thailand Public Co. Ltd. - FOR	21,137
155,100	Khon Kaen Sugar Industry Public Co. Ltd.	55,913
150,800	Kiatnakin Bank Public Co. Ltd. - FOR	170,170
225,100	Land and Houses Public Co. Ltd. - FOR	58,645
452,800	Land and Houses Public Co. Ltd. - NVDR	117,967
21,900	Lanna Resources Public Co. Ltd. - FOR	7,364
420,630	Loxley Public Co. Ltd. - FOR	43,834
150,900	LPN Development Public Co. Ltd. - FOR	66,742
85,600	Major Cineplex Group Public Co. Ltd. - FOR	43,306
36,900	MBK Public Co. Ltd. - FOR(d)	144,761
71,100	MCOT Public Co. Ltd. - FOR	61,386
34,000	Mermaid Maritime Public Co. Ltd.	12,516
143,770	Minor International Public Co. Ltd. - FOR	90,591
160,800	Polyplex Public Co. Ltd. - FOR	42,867

Shares		Value
THAILAND (continued)
240,500	Precious Shipping Public Co. Ltd. - FOR	$145,713
386,800	Pruksa Real Estate Public Co. Ltd. - FOR	206,231
805,141	Quality Houses Public Co. Ltd. - FOR	62,441
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	171,703
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	6,043
129,100	Robinson Department Store Public Co. Ltd. - FOR	174,037
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	5,828
69,300	Saha-Union Public Co. Ltd. - FOR	73,478
140,200	Samart Corp. Public Co. Ltd. - FOR	62,009
35,700	Samart Telcoms Public Co. Ltd. - FOR	14,059
1,921,500	Sansiri Public Co. Ltd. - FOR	105,359
947,812	SC Asset Corp Public Co. Ltd. - FOR	85,564
15,100	Siam City Cement Public Co. Ltd. - FOR	162,390
41,512	Siam Future Development Public Co. Ltd. - FOR	6,791
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	39,788
44,000	SNC Former Public Co. Ltd. - FOR	20,127
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	43,301
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	44,378
128,500	STP & I Public Co. Ltd. - FOR	67,734
263,800	Supalai Public Co. Ltd. - FOR	127,864
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	29,025
474,800	Thai Airways International Public Co. Ltd. - FOR	202,808
22,200	Thai Carbon Black Public Co. Ltd. - FOR(b)	14,527
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,178
18,000	Thai Oil Public Co. Ltd. - FOR	28,764
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	117,988
33,400	Thai Tap Water Supply Public Co. Ltd. - FOR	9,764
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	424,116
86,300	Thai Vegetable Oil Public Co. Ltd. - FOR	50,979
204,400	Thaicom Public Co. Ltd. - FOR	233,750

69

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
THAILAND (continued)
425,100	Thanachart Capital Public Co. Ltd. - FOR	$399,215
32,700	Thitikorn Public Co. Ltd. - FOR	8,915
268,464	Thoresen Thai Agencies Public Co. Ltd. - FOR(b)	141,511
5,033,137	Ticon Industrial Connection Public Co. Ltd. - FOR	2,363,333
18,500	Tipco Asphalt Public Co. Ltd. - FOR	25,780
195,000	Tisco Financial Group Public Co. Ltd. - FOR	218,570
5,285,900	TMB Bank Public Co. Ltd. - FOR	365,097
130,200	Total Access Communication Public Co. Ltd. - FOR	377,663
18,317	Toyo-Thai Corp. Public Co. Ltd. - FOR	17,895
600,000	TPI Polene Public Co. Ltd. - FOR	190,851
256,900	Vinythai Public Co. Ltd. - FOR	83,273
		18,805,015
TURKEY — 0.1%
13,325	Adana Cimento Sanayii T.A.S. - Class A	19,923
2,248	Adese Alisveris Merkezleri Ticaret AS(b)	15,513
13,070	Akcansa Cimento AS	65,912
54,299	Akenerji Elektrik Uretim AS - Placement Shares(b)	24,020
13,189	Akfen Holding AS	23,921
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,360
61,656	Aksa Akrilik Kimya Sanayii	204,010
73,605	Aksigorta AS	95,726
20,024	Alarko Holding AS	41,277
84,627	Albaraka Turk Katilim Bankasi AS(b)	53,533
8,542	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	180,997
92,536	Anadolu Anonim Tuerk Sigorta Sirketi(b)	56,080
9,287	Anadolu Cam Sanayii AS	6,984
36,333	Anadolu Hayat Emeklilik AS	80,362
42,132	Arcelik AS	207,808
12,441	Aselsan Elektronik Sanayi Ve Ticaret AS	42,927
356,187	Asya Katilim Bankasi AS(b)	170,168
46,890	Aygaz AS	157,641
679	Bagfas Bandirma Gubre Fabrik	9,852
846	Baticim Bati Anadolu Cimento Sanayii AS(b)	2,110
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	26,518
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	46,612
16,881	Bursa Cimento Fabrikasi AS	30,318

Shares		Value
TURKEY (continued)
0	Celebi Hava Servisi AS	$2
29,087	Cimsa Cimento Sanayi ve Ticaret AS	147,326
21,156	Deva Holding AS(b)	15,722
259,431	Dogan Sirketler Grubu Holdings AS(b)	80,333
207,143	Dogan Yayin Holding AS(b)	47,649
55,895	Dogus Otomotiv Servis ve Ticaret AS	160,223
13,370	Eczacibasi Yatirim Holding Ortakligi AS	29,099
24,801	EGE Seramik Sanayi ve Ticaret AS	26,879
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	136,312
129,224	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	122,902
475,611	Eregli Demir ve Celik Fabrikalari TAS	570,161
17,827	Ford Otomotiv Sanayi AS	155,748
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	34,620
67,762	Global Yatirim Holding AS	37,469
2,148	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	42,949
1,774	Goodyear Lastikleri TAS	39,473
15,728	Gozde Girisim Sermayesi Yatirim Ortakligi AS(b)	32,004
74,533	GSD Holding AS(b)	29,014
21,044	Gubre Fabrikalari TAS(b)	30,627
1	Hurriyet Gazetecilik AS(b)	0
111,480	Ihlas Holding AS(b)	17,753
51,657	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	51,872
39,541	IS Finansal Kiralama AS(b)	15,917
9,908	IS Yatirim Menkul Degerler AS	5,084
25,002	Izmir Demir Celik Sanayi AS(b)	22,120
28,550	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	24,375
24,485	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	43,216
187,769	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	80,570
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	37,631
428	Kartonsan Karton Sanayi ve Ticaret AS	42,071
496	Konya Cimento Sanayii AS	52,439
57,679	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	74,759
9,480	Koza Altin Isletmeleri AS	80,726
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	34,716

70

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
TURKEY (continued)
18,103	Mardin Cimento Sanayii ve Ticaret AS	$33,553
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	12,570
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(b)	3,566
4,419	Migros Ticaret AS(b)	28,540
4,289	Netas Telekomunikasyon AS	9,392
2,613	Nuh Cimento Sanayi AS	10,426
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	107,163
25,909	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS(b)	55,357
113,035	Petkim Petrokimya Holding AS(b)	126,506
133	Pinar Entegre Et ve Un Sanayi AS	475
7,882	Pinar SUT Mamulleri Sanayii AS	61,017
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	106,598
84,071	Sasa Polyester Sanayi(b)	39,421
166,410	Sekerbank TAS(b)	148,698
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	104,966
37,937	Soda Sanayii AS	46,821
9,473	Tat Gida Sanayi AS(b)	9,848
17,779	TAV Havalimanlari Holding AS	133,307
5,679	Teknosa Ic Ve Dis Ticaret AS(b)	29,267
62,692	Tekstil Bankasi AS(b)	28,287
31,036	Tofas Turk Otomobil Fabrikasi AS	145,529
9,410	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	11,197
161,759	Trakya Cam Sanayii AS	149,551
44,783	Turcas Petrol AS	45,365
207,439	Turk Hava Yollari	618,481
1,592	Turk Traktor ve Ziraat Makineleri AS	36,620
448,792	Turkiye Sinai Kalkinma Bankasi AS	337,498
362,888	Turkiye Sise ve Cam Fabrikalari AS	401,318
61,668	Ulker Biskuvi Sanayi AS	379,184
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	21,833
55,650	Vestel Elektonik Sanayi ve Ticaret AS(b)	34,464
0	Yapi Kredi Sigorta AS(b)	1
34,098	Zorlu Enerji Elektrik Uretim AS(b)	14,330
		7,177,482
UNITED ARAB EMIRATES — 0.0%
121,294	Al Noor Hospitals Group Plc(b)	1,676,913
92,980	Dragon Oil Plc(b)(d)	884,091
138,428	Lamprell Plc(b)	325,982
		2,886,986

Shares		Value
UNITED KINGDOM — 8.1%
929	4imprint Group Plc	$11,049
278,982	Aberdeen Asset Management Plc	1,792,280
7,449	Acal Plc	40,655
35,783	Admiral Group Plc	850,002
699,021	Afren Plc(b)	1,707,592
4,696	Aga Rangemaster Group Plc(b)	12,583
19,452	Aggreko Plc	494,366
172,698	Alent Plc	890,588
148,020	AMEC Plc	2,506,298
225,854	Amlin Plc	1,552,698
40,996	Anglo Pacific Group Plc	124,341
3,737	Anglo-Eastern Plantations	40,899
68,300	Anite Plc	102,454
94,585	Ashmore Group Plc	505,959
273,530	Ashtead Group Plc	3,550,032
6,071	Avon Rubber Plc	65,370
115,161	Babcock International Group Plc	2,631,451
423,852	Balfour Beatty Plc	2,033,175
22,893	BARR (A.G.) Plc	229,566
585,612	Barratt Developments Plc	3,644,733
142,558	BBA Aviation Plc	723,207
78,149	Bellway Plc	1,996,409
49,371	Berendsen Plc	750,739
108,436	Berkeley Group Holdings Plc	4,611,530
1,309	Betfair Group Plc	22,724
16,127	Big Yellow Group Plc REIT	137,328
7,438	Bloomsbury Publishing Plc	21,092
1,274,756	Bodycote Plc(d)	13,600,250
104,197	Booker Group Plc	265,156
11,496	Boot (Henry) Plc	40,915
83,542	Bovis Homes Group Plc	1,130,264
5,675	Braemar Shipping Services Plc	46,972
9,901	Brammer Plc	74,505
81,352	Brewin Dolphin Holdings Plc	408,425
69,934	British Land Co. Plc REIT	754,742
3,462	British Polythene Industries Plc	35,001
23,921	Britvic Plc	272,513
71,760	BTG Plc(b)	698,950
150,395	Bunzl Plc	3,431,611
27,639	Burberry Group Plc	657,909
76,492	Cable & Wireless Communications Plc	67,211
11	Camellia Plc	1,618
107,175	Capita Plc	1,732,778
74,940	Capital & Counties Properties Plc	438,200
91,052	Capital & Regional Plc	71,098
11,197	Carclo Plc	30,325
349,116	Carillion Plc	1,957,038
3,699	Charles Stanley Group Plc	30,434
3,384	Charles Taylor Plc	15,966
42,704	Chemring Group Plc	169,360
48,647	Chesnara Plc	275,899
23,254	Chime Communications Plc	132,744

71

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
48,468	Cineworld Group Plc	$282,055
4,407	Clarkson Plc	145,255
61,525	Close Brothers Group Plc	1,341,128
416,494	Cobham Plc	2,010,888
170,165	Colt Group SA(b)	353,864
27,870	Communisis Plc	31,842
57,481	Computacenter Plc	609,952
23,566	Concentric AB	249,099
6,595	Consort Medical Plc	115,571
5,190	Costain Group Plc	25,020
16,173	Cranswick Plc	351,211
4,000	Creston Plc	6,197
657,578	Croda International Plc(d)	26,073,523
73,400	CSR Plc	798,180
102,197	Daily Mail & General Trust Plc - Class A	1,615,335
54,059	Dairy Crest Group Plc	461,223
26,485	Darty Plc	57,471
965,223	De La Rue Plc(d)	12,392,354
679,815	Debenhams Plc	827,544
10,051	Dechra Pharmaceuticals Plc	115,908
31,032	Derwent London Plc REIT	1,270,235
29,907	Development Securities Plc	120,452
89,965	Devro Plc	457,878
4,817	Dignity Plc	118,384
1,077,480	Diploma Plc(d)	12,310,315
1,041,571	Dixons Retail Plc(b)	747,392
1,038,544	Domino Printing Sciences Plc(d)	13,589,801
42,149	Domino’s Pizza Group Plc	366,191
295,471	Drax Group Plc	3,946,511
220,717	DS Smith Plc	1,191,918
6,273	Dunelm Group Plc	95,130
25,606	E2V Technologies Plc	65,666
79,189	easyJet Plc	2,140,138
230,794	Electrocomponents Plc	1,007,692
229,079	Elementis Plc	963,675
440,335	EnQuest Plc(b)	937,407
1,570,000	Ensco Plc - Class A	79,080,900
367,016	Enterprise Inns Plc(b)	971,373
97,005	Essentra Plc	1,322,774
8,205	Euromoney Institutional Investor Plc	178,853
304,900	F&C Asset Management Plc	623,022
1,149,406	Fenner Plc(d)	7,765,875
9,707	Fidessa Group Plc	369,093
792	Findel Plc(b)	3,785
220,251	Firstgroup Plc(b)	482,278
3,248	Fuller Smith & Turner - Class A	51,699
539,467	G4S Plc	2,117,748
28,463	Galliford Try Plc	548,850
5,558	Games Workshop Group Plc	47,466
36,597	Gem Diamonds Ltd.(b)	95,507
24,405	Genus Plc	527,168
1,111,091	GKN Plc	7,201,974
14,268	Go-Ahead Group Plc	463,708

Shares		Value
UNITED KINGDOM (continued)
38,840	Great Portland Estates Plc REIT	$385,967
727,541	Greene King Plc(d)	10,255,734
42,366	Greggs Plc	352,058
89,848	Halfords Group Plc	677,209
1,057,069	Halma Plc(d)	10,400,222
84,204	Hammerson Plc REIT	727,412
75,006	Hansteen Holdings Plc REIT	130,700
78,688	Hargreaves Lansdown Plc	1,922,217
172,665	Hays Plc	376,945
7,436	Headlam Group Plc	56,720
45,677	Helical Bar Plc	260,369
1,090,844	HellermannTyton Group Plc(d)	5,325,915
359,922	Henderson Group Plc	1,301,686
71,298	Hikma Pharmaceuticals Plc	1,407,653
38,157	Hill & Smith Holdings Plc	340,290
337	Hilton Food Group Plc	2,548
26,318	Hochschild Mining Plc	66,086
5,026	Hogg Robinson Group Plc	7,095
454,892	Home Retail Group Plc	1,340,799
113,342	Homeserve Plc	610,393
211,194	Howden Joinery Group Plc	1,192,222
62,365	Hunting Plc	772,501
11,841	Huntsworth Plc	13,723
3,454	Hyder Consulting Plc	36,794
273,898	ICAP Plc	1,740,257
57,705	IG Group Holdings Plc	594,305
14,815	Imagination Technologies Group Plc(b)	42,011
102,510	IMI Plc	2,522,686
323,638	Inchcape Plc	3,112,365
66,979	Inmarsat Plc	771,298
497,362	Innovation Group Plc(b)	273,900
82,005	InterContinental Hotels Group Plc	2,655,716
27,869	International Consolidated Airlines Group(b)	190,906
944,593	Interserve Plc(d)	9,472,174
41,164	Intertek Group Plc	1,916,399
50,849	Intu Properties Plc REIT	263,812
236,494	Investec Plc	1,523,987
70,424	IP Group Plc(b)	203,292
34,252	ITE Group Plc	153,830
103,565	Ithaca Energy, Inc.(b)	236,189
1,283,644	ITV Plc	4,146,506
50,439	J D Wetherspoon Plc	660,431
8,667	James Fisher & Sons Plc	198,470
28,273	Jardine Lloyd Thompson Group Plc	491,737
63,090	Jazztel Plc(b)	776,106
7,378	JD Sports Fashion Plc	195,757
6,182	John Menzies Plc	69,614
243,164	John Wood Group Plc	2,570,309
41,414	Johnson Matthey Plc	2,199,679
84,713	Johnston Press Plc(b)	33,422
35,089	Jupiter Fund Management Plc	215,618
172,730	Kcom Group Plc	280,401

72

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
26,714	Keller Group Plc	$519,955
13,679	Kier Group Plc	422,978
51,645	Kofax Ltd.(b)	377,589
98,592	Ladbrokes Plc	242,303
2,236,049	Laird Plc(d)	11,906,042
122,471	Lancashire Holdings Ltd.	1,518,028
21,262	Lavendon Group Plc	68,769
79,575	London Stock Exchange Group Plc	2,406,964
67,669	Londonmetric Property Plc REIT	153,290
60,992	Lonmin Plc(b)	307,913
52,118	Lookers Plc	108,381
35,957	Low & Bonar Plc	51,130
1,283	LSL Property Services Plc	9,380
236,593	Man Strategic Holdings Plc(b)	317,760
6,088	Management Consulting Group Plc	2,602
43,460	Marshalls Plc	126,277
402,517	Marston’s Plc	992,546
48,299	McBride Plc	80,987
1,244	McKay Securities Plc REIT	3,886
28,145	Mears Group Plc	221,622
303,083	Meggitt Plc	2,568,416
98,125	Michael Page International Plc	718,141
1,648	Micro Focus International Plc	20,319
71,806	Millennium & Copthorne Hotels Plc	668,117
91,655	Mitchells & Butlers Plc(b)	677,721
165,675	Mitie Group Plc	868,806
231,628	Mondi Plc	3,514,535
112,692	Moneysupermarket.com Group Plc	330,308
153,617	Morgan Advanced Materials Plc	783,098
15,010	Morgan Sindall Group Plc	196,906
11,794	Mothercare Plc(b)	50,748
80,593	N Brown Group Plc	716,091
216,307	National Express Group Plc	1,037,247
3,594	NCC Group Plc	11,816
990,480	New Melrose Plc(b)	5,036,174
8,437	Norcros Plc	3,051
69,409	Northgate Plc	638,968
23,821	Novae Group Plc	223,600
7,224	Ocado Group Plc(b)	62,109
6,950	Optos Plc(b)	22,622
2,971	Oxford Instruments Plc	81,807
129,075	Pace Plc	758,142
4,880	PayPoint Plc	88,164
149,749	Pendragon Plc	84,314
114,551	Pennon Group Plc	1,295,575
256,487	Persimmon Plc	5,536,116
40,224	Petrofac Ltd.	763,734
36,290	Photo-Me International Plc	83,818
131,010	Premier Farnell Plc	468,424
39,350	Premier Foods Plc(b)	92,665
263,486	Premier Oil Plc	1,176,420
Shares		Value
UNITED KINGDOM (continued)
279,236	Punch Taverns Plc(b)	$66,560
78,418	PZ Cussons Plc	466,014
195,364	QinetiQ Group Plc	717,790
102,443	Quintain Estates & Development Plc(b)	167,564
4,954	Rathbone Brothers Plc	135,840
139,415	Redrow Plc	744,849
9,324	Renishaw Plc	288,927
51,233	Renold Plc(b)	46,322
171,499	Rentokil Initial Plc	339,722
69,193	Restaurant Group Plc	696,127
836,459	Rexam Plc	6,779,017
9,385	Ricardo Plc	104,062
30,878	Rightmove Plc	1,285,251
5,585	RM Plc	10,547
26,258	Robert Walters Plc	148,435
530,259	Rotork Plc(d)	21,461,063
76,966	RPC Group Plc	752,820
136,419	RPS Group Plc	765,620
1,549,834	RSA Insurance Group Plc	2,471,337
627,144	Sage Group Plc (The)	4,209,415
52,290	Salamander Energy Plc(b)	91,332
45,100	Savills Plc	463,374
101,874	Schroders Plc	4,131,499
42,407	Schroders Plc - Non Voting	1,333,606
24,967	SDL Plc	149,397
71,325	Segro Plc REIT	395,253
186,503	Senior Plc	915,484
1,033,313	Serco Group Plc	7,424,852
80,799	Severfield-Rowen Plc(b)	79,695
85,981	Severn Trent Plc	2,441,012
87,706	Shaftesbury Plc REIT	898,240
298,622	Shanks Group Plc	571,904
337,160	SIG Plc	1,087,452
13,544	Smith & Nephew Plc	195,041
64,917	Smiths Group Plc	1,534,590
22,043	Smiths News Plc	77,002
96,260	Soco International Plc	652,431
361,372	Spectris Plc	13,199,993
102,222	Speedy Hire Plc	108,388
263,371	Spirax-Sarco Engineering Plc(d)	12,642,295
207,268	Spirent Communications Plc	324,202
213,939	Spirit Pub Co. Plc	293,665
4,982	Sportech Plc(b)	7,494
94,269	Sports Direct International Plc(b)	1,059,985
15,644	St. Ives Plc	49,313
101,309	St. James’s Place Plc	1,282,372
86,519	St. Modwen Properties Plc	546,300
140,523	Stagecoach Group Plc	840,398
32,005	Sthree Plc	201,771
7,742	Stolt-Nielsen Ltd.	228,161
8,341	SuperGroup Plc(b)	211,572
30,559	Synergy Health Plc	647,541
48,112	Synthomer Plc	215,128
235,743	Talktalk Telecom Group Plc	1,209,118

73

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
214,060	Tate & Lyle Plc	$2,665,590
2,231,492	Taylor Wimpey Plc	4,115,886
5,162	Ted Baker Plc	181,681
38,081	Telecity Group Plc	447,599
10,919	Telecom Plus Plc	341,583
228,990	Thomas Cook Group Plc(b)	677,209
3,226	Topps Tiles Plc	8,061
8,024	Torotrak Plc(b)	2,787
110,801	Travis Perkins Plc	3,167,513
164,257	Trinity Mirror Plc(b)	480,639
1,724,844	TT electronics Plc(d)	5,862,333
129,758	TUI Travel Plc	907,417
100,062	Tullett Prebon Plc	546,113
12,271	UBM Plc	137,172
970	UK Mail Group Plc	10,827
392,344	Ultra Electronics Holdings Plc(d)	12,628,589
19,240	Unite Group Plc	129,614
219,347	United Utilities Group Plc	2,581,784
2,716	UTV Media Plc	11,620
197,460	Vectura Group Plc(b)	520,178
199,220	Vesuvius Plc	1,465,879
606,745	Victrex Plc(d)	17,774,158
11,826	Vitec Group Plc (The)	128,601
376	VP Plc	4,163
81,025	Weir Group Plc (The)	2,789,143
43,316	WH Smith Plc	742,690
131,326	Whitbread Plc	8,097,909
721,708	William Hill Plc	3,943,644
15,003	Wilmington Group Plc	69,119
21,070	Wincanton Plc(b)	49,358
554,279	WM Morrison Supermarkets Plc	2,185,918
79,245	Wolfson Microelectronics Plc(b)	175,866
32,930	Workspace Group Plc REIT	293,945
6,524	WS Atkins Plc	145,964
14,163	Xaar Plc	258,436
75,532	Xchanging Plc	221,328
		541,261,749
UNITED STATES — 42.4%
1,050,000	Abercrombie & Fitch Co. - Class A	37,149,000
599,000	Actuant Corp. - Class A	20,497,780
56,000	ADT Corp. (The)	1,682,240
1,579,407	Advance Auto Parts, Inc.(d)	181,331,718
22,860	AgJunction, Inc.(b)	23,604
139,047	Alacer Gold Corp.	293,388
910,000	Albemarle Corp.	58,403,800
126,000	Altera Corp.	4,212,180
1,375,000	AmerisourceBergen Corp.	92,427,500
21,000	AMETEK, Inc.	1,037,819
100,000	Amtrust Financial Services, Inc.	3,228,000
575,000	Approach Resources Inc.(b)	11,551,750
157,000	Aptargroup, Inc.	10,016,600
78,840	Argonaut Gold, Inc.(b)	355,355
84,000	Arthur J Gallagher & Co.	3,883,320
Shares		Value
UNITED STATES (continued)
208,700	B&G Foods, Inc.	$6,839,099
11,053	Bauer Performance Sports Ltd.(b)	129,708
18,000	Beam, Inc.	1,499,399
57,000	Bed Bath & Beyond, Inc.(b)	3,639,450
130,000	Bio-Rad Laboratories, Inc. - Class A(b)	16,525,600
8,000	Bizlink Holding, Inc.	33,534
300,000	BJ’s Restaurants, Inc.(b)	8,508,000
218,000	Blackbaud, Inc.	7,512,280
26,100	BNK Petroleum, Inc.(b)	36,792
286,262	Boart Longyear Ltd.	117,746
400,000	Bottomline Technologies, Inc.(b)(d)	13,848,000
350,000	Brady Corp. - Class A(d)	9,576,000
190,000	Bryn Mawr Bank Corp.(d)	5,295,300
300,000	Cardtronics, Inc.(b)	11,556,000
2,441,200	CareFusion Corp.(b)	99,527,724
200,000	Casey’s General Stores, Inc.	13,734,000
373,000	Cepheid, Inc.(b)	19,716,780
1,500	Chaparral Gold Corp.(b)	539
17,000	Church & Dwight Co., Inc.	1,097,859
328,000	CLARCOR, Inc.	18,177,760
20,000	Clorox Co. (The)	1,765,400
21,000	Commerce Bancshares, Inc.	912,869
200,000	Community Bank System, Inc.	7,120,000
11,500	Concho Resources, Inc.(b)	1,124,585
29,000	CR Bard, Inc.	3,758,110
2,510,000	Crown Holdings, Inc.(b)(d)	103,161,000
586,000	CST Brands, Inc.	18,710,980
50,000	Cullen/Frost Bankers, Inc.	3,701,000
400,000	CVB Financial Corp.	5,968,000
241,000	Denbury Resources, Inc.(b)	3,872,870
52,000	Dover Corp.	4,501,120
100,000	E2Open, Inc.(b)	2,395,000
51,000	Edwards Lifesciences Corp.(b)	3,321,120
200,000	Elizabeth Arden, Inc.(b)	5,424,000
1,026,000	Energizer Holdings, Inc.(d)	96,957,000
200,000	EnPro Industries, Inc.(b)	14,508,000
179,000	Esterline Technologies Corp.(b)	18,428,050
150,000	Flotek Industries, Inc.(b)	3,226,500
1,500,000	Flowserve Corp.	108,495,000
347,000	Forum Energy Technologies, Inc.(b)	8,716,640
300,000	Fresh Market, Inc. (The)(b)	10,488,000
1,660,000	Generac Holdings, Inc.(d)	79,895,800
250,000	Genomic Health, Inc.(b)	7,530,000
350,000	Globus Medical, Inc. - Class A(b)	8,190,000
73,730	Golden Star Resources Ltd.(b)	45,016
32,900	Guidewire Software, Inc.(b)	1,553,209
275,000	Haemonetics Corp.(b)	10,419,750
563,519	Henry Schein, Inc.(b)	64,742,698
200,000	Hub Group, Inc. - Class A(b)	8,290,000
860,500	Hubbell, Inc. - Class B(d)	100,446,165
85,700	ICU Medical, Inc.(b)	5,528,507

74

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
21,000	IDEX Corp.	$1,512,209
20,000	IHS, Inc. - Class A(b)	2,268,200
100,000	Independent Bank Corp.	3,616,000
93,000	Informatica Corp.(b)	3,753,480
100,000	Innospec, Inc.	4,284,000
300,000	Integra LifeScience Holdings Corp.(b)	13,938,000
77,000	Intuit, Inc.	5,640,250
41,000	JM Smucker Co. (The)	3,951,990
293,000	John Wiley & Sons, Inc. - Class A	15,863,020
57,000	Kellogg Co.	3,304,860
163,600	Lancaster Colony Corp.(d)	14,220,112
200,000	Landstar System, Inc.	11,488,000
375,000	LogMein, Inc.(b)(d)	12,735,000
400,000	Luminex Corp.(b)(d)	7,308,000
450,000	Masimo Corp.(b)	13,162,500
17,000	McCormick & Co., Inc. - Non Voting	1,091,059
19,000	Mead Johnson Nutrition Co.	1,460,909
175,000	Measurement Specialties, Inc.(b)(d)	9,654,750
57,000	MICROS Systems, Inc.(b)	3,165,210
200,000	Mistras Group, Inc.(b)	4,672,000
63,000	Molson Coors Brewing Co. - Class B	3,316,320
677	Movie Gallery, Inc.(b)(c)(d)	0
500,000	MRC Global, Inc.(b)	13,960,000
806,705	MSC Industrial Direct Co., Inc. - Class A(d)	67,779,354
100,000	Navigators Group, Inc. (The)(b)(d)	5,963,000
135,000	NBT Bancorp, Inc.	3,245,400
1,905,746	NetApp, Inc.	80,689,286
275,000	Northern Oil and Gas, Inc.(b)	3,998,500
91,000	Northern Trust Corp.	5,480,020
400,000	NuVasive, Inc.(b)	14,976,000
175,000	Omnicell, Inc.(b)	4,518,500
1,324,200	Omnicom Group, Inc.	96,110,436
100,000	Owens & Minor, Inc.	3,464,000
42,000	Parker Hannifin Corp.	4,761,540
21,000	Pentair Ltd.	1,560,930
52,000	PetSmart, Inc.	3,276,000
150,000	Post Holdings, Inc.(b)	8,029,500
150,000	Prestige Brands Holdings, Inc.(b)	4,539,000
200,000	PROS Holdings, Inc.(b)(d)	7,602,000
193,000	Prosperity Bancshares, Inc.	12,074,080
455,000	QLIK Technologies, Inc.(b)	12,294,100
400,000	Qualys, Inc.(b)(d)	11,592,000
360,000	Raven Industries, Inc.(d)	13,482,000
100,000	RBC Bearings, Inc.(b)	6,484,000
600,000	RealPage, Inc.(b)(d)	13,488,000
71,000	Red Hat, Inc.(b)	4,011,500
750,000	Resolute Energy Corp.(b)	5,992,500
28,000	Rockwell Automation, Inc.	3,215,520
Shares		Value
UNITED STATES (continued)
1,000,000	Rockwell Collins, Inc.	$75,560,000
29,636,600	Samsonite International SA(d)	81,880,660
400,000	Sensient Technologies Corp.(d)	19,568,000
22,000	Sigma-Aldrich Corp.	2,045,340
200,000	Silgan Holdings, Inc.	9,166,000
40,664	Sims Metal Management Ltd.(b)	369,395
57,000	Sirona Dental Systems, Inc.(b)	4,100,580
400,000	Snyders-Lance, Inc.(d)	10,684,000
58,000	SolarWinds, Inc.(b)	2,313,620
43,000	Solera Holdings, Inc.	2,873,690
88,000	St. Jude Medical, Inc.	5,344,240
96,200	Standex International Corp.(d)	5,471,856
250,000	STERIS Corp.	11,472,500
14,000	SVB Financial Group(b)	1,571,220
96,000	Teleflex, Inc.	8,989,440
200,000	TETRA Technologies, Inc.(b)	2,064,000
85,386	Thompson Creek Metals Co., Inc.(b)	218,496
174,000	TIBCO Software, Inc.(b)	3,704,460
260,000	TreeHouse Foods, Inc.(b)	17,118,400
500,000	Trimas Corp.(b)(d)	17,400,000
1,342,190	Tupperware Brands Corp.(d)	105,174,008
350,000	UMB Financial Corp.(d)	20,751,500
7,526	UR-Energy, Inc.(b)	10,136
3,075,000	Vantiv, Inc. - Class A(b)(d)	93,295,500
1,645,000	Varian Medical Systems, Inc.(b)(d)	133,754,950
250,000	VCA Antech, Inc.(b)	7,985,000
550,000	Volcano Corp.(b)	11,544,500
190,000	Washington Trust Bancorp, Inc.(d)	6,258,600
500	WaterFurnace Renewable Energy, Inc.	9,944
1,131,151	Waters Corp.(b)(d)	122,469,719
150,000	West Pharmaceutical Services, Inc.	7,117,500
107,000	WEX, Inc.(b)	8,812,520
57,000	Whiting Petroleum Corp.(b)	3,327,660
200,000	Wolverine World Wide, Inc.	5,580,000
300,000	Woodward, Inc.	12,855,000
1,150,000	Wyndham Worldwide Corp.	81,581,000
85,000	Xilinx, Inc.	3,945,700
28,000	Zimmer Holdings, Inc.	2,631,160
114,000	Zoetis, Inc.	3,461,040
		2,842,136,382
Total Common Stocks (Cost $4,358,236,576)		5,874,603,442
INVESTMENT COMPANY — 0.5%
37,339,900	SEI Daily Income Trust Government II Fund, Class A, 0.01%(g)	37,339,900
Total Investment Company (Cost $37,339,900)		37,339,900

75

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 8.9%
1,825,000	iShares Core S&P Small Cap ETF	$191,789,250
2,505,400	iShares MSCI EAFE Small Cap Index Fund	124,192,678
234,861	iShares MSCI Japan Small Cap Index Fund	12,425,932
95,000	iShares Russell Mid-Cap ETF	13,974,500
196,000	SPDR Russell Nomura Small Cap Japan Fund	9,584,792
875,000	SPDR S&P Emerging Markets Small Cap Fund	38,123,750
2,354,800	SPDR S&P International Small Cap Fund	76,672,288
150,000	Vanguard FTSE All World ex-US Small-Cap ETF	15,040,500
400,000	Vanguard Small-Cap ETF	43,076,000
1,300,000	WisdomTree Japan Hedged Equity Fund	60,593,000
160,000	WisdomTree Japan Small Cap Dividend Fund	7,971,200
Total Exchange Traded Funds (Cost $553,017,236)		593,443,890
RIGHTS/WARRANTS—0.0%
Banks — 0.0%
283,263	Banco Popular Espanol SA Rights, Expire 2/14/14(b)	15,664
20,814	Raiffeisen Bank International AG, Expire 2/7/14(b)(d)	0
		15,664
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
15,510	Cineworld Group Plc Rights, Expire 2/11/14(b)	31,361
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(c)(d)	0
		31,361
Consumer Staples — 0.0%
17,860	Genting Plantations Berhad Warrants, Expire 6/17/19(b)	15,957
42	Marfrig Global Foods SA Rights, Expire 2/27/14(b)(c)(d)	0
		15,957
Diversified Financials — 0.0%
2,845	IP Group Plc Rights, Expire 2/11/14(b)(d)	496
Energy — 0.0%
10,000	Falcon Energy Group Ltd. Rights, Expire 6/18/16(b)	274

Shares		Value
Energy (continued)
39,926	Songa Offshore Rights(b)(c)(d)	$12,784
		13,058
Health Care — 0.0%
1	Clal Biotechnology Industries Ltd. Warrants, Expire 8/5/14(b)	0
177,380	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)(d)	157,954
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(b)	36,343
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
		194,297
Industrials — 0.0%
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	68,631
577	Hyundai Elevator Co. Ltd. Rights, Expire 2/12/17(b)(d)	7,229
49,289	Mota-Engil SGPS SA Rights, Expire 1/22/14(b)(d)	32,128
93,126	Polimex - Mostostal SA Rights(b)(c)(d)	0
		107,988
Real Estate — 0.0%
1,244	McKay Securities Plc REIT Rights, Expire 2/13/14(b)(d)	20
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants(b)(d)	0
Total Rights/Warrants (Cost $52,103)		378,841

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 1.1%
$1,880,000	0.01%, 02/05/2014(h)	1,879,999
1,000,000	0.01%, 02/07/2014(h)	999,999
1,675,000	0.01%, 02/19/2014(h)	1,674,993
30,000,000	0.02%, 02/07/2014(h)	29,999,933
725,000	0.02%, 02/18/2014(h)	724,988
1,120,000	0.03%, 02/03/2014(h)	1,119,999
5,000,000	0.03%, 02/07/2014(h)	4,999,983
600,000	0.03%, 02/12/2014(h)	599,996
16,000,000	0.04%, 02/27/2014(h)	15,999,573
3,000,000	0.05%, 04/04/2014(h)	2,999,799

76

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
Federal Home Loan Bank (continued)
$15,000,000	0.06%, 04/23/2014(h)	$14,998,680
Total U.S. Government Agencies (Cost $75,997,240)		75,997,942

Shares
CASH SWEEP — 1.3%
87,618,816	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	$87,618,816
Total Cash Sweep (Cost $87,618,816)		87,618,816
TOTAL INVESTMENTS — 99.5% (Cost $5,112,261,871)(a)		$6,669,382,831
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		30,601,842
NET ASSETS — 100.0%		$6,699,984,673

(a)	Cost for federal income tax purposes is $5,116,638,284 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,695,356,560
Unrealized depreciation	(142,612,013)
Net unrealized appreciation	$1,552,744,547

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,361,782, which is 0.02% of net assets and the cost is $3,880,593.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $725,595,286 or 10.83% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $12,439,which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at January 31, 2014.
(h)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.4%
Consumer Discretionary	15.4%
Consumer Staples	5.3%
Diversified Financials	1.2%
Energy	3.4%
Health Care	12.7%
Industrials	20.9%
Information Technology	10.4%
Insurance	3.8%
Materials	8.3%
Real Estate	2.5%
Telecommunication Services	0.5%
Utilities	0.9%
Other*	12.3%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments	January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS — 17.8%
AUSTRALIA — 0.3%
287,310	BC Iron Ltd.	$1,297,429
160,985	BHP Billiton Ltd.	5,152,208
1,539,440	Mount Gibson Iron Ltd.	1,414,605
532,880	PanAust Ltd.	762,483
337,010	RCR Tomlinson Ltd.	905,449
1,833,740	Resolute Mining Ltd.(b)	874,616
1,816,097	Tatts Group Ltd.	4,752,184
		15,158,974
AUSTRIA — 0.1%
111,850	OMV AG	4,842,383
BERMUDA — 0.4%
79,739	Arch Capital Group Ltd.(b)	4,290,756
57,250	Aspen Insurance Holdings Ltd.	2,227,025
48,420	Axis Capital Holdings Ltd.	2,179,868
29,190	Everest Re Group Ltd.	4,225,544
128,430	Nabors Industries Ltd.	2,193,584
78,038	RenaissanceRe Holdings Ltd.	7,078,827
		22,195,604
BRAZIL — 0.1%
76,660	Anhanguera Educacional Participacoes SA	403,432
29,180	Cia Hering	324,054
49,470	Equatorial Energia SA	456,110
117,830	Even Construtora e Incorporadora SA	349,596
103,780	Tim Participacoes SA	543,574
27,290	Tractebel Energia SA	390,140
		2,466,906
CANADA — 0.6%
96,281	Boardwalk Real Estate Investment Trust, REIT	5,057,184
69,412	Canadian Imperial Bank of Commerce	5,395,283
104,636	Canadian National Railway Co.	5,600,316
134,312	Cineplex, Inc.	4,881,661
312,536	First Capital Realty Inc.	4,907,973
108,821	IGM Financial, Inc.	5,276,170
		31,118,587
CHINA — 0.1%
903,500	Asia Cement China Holdings Corp.	579,540
662,000	Beijing Capital International Airport Co. Ltd. - H Shares	503,931
1,125,000	China Molybdenum Co. Ltd. - H Shares	470,936
322,728	Huaxin Cement Co. Ltd. - B Shares	467,956
227,000	Inner Mongolia Yitai Coal Co. Ltd. - B Shares	351,850
139,640	NAM TAI Electronics, Inc.	850,408
Shares		Value
CHINA (continued)
6,622,000	Semiconductor Manufacturing International Corp.(b)	$673,817
1,178,000	Shenzhen Expressway Co. Ltd. - H Shares	521,951
527,000	SOHO China Ltd.	419,493
784,000	Weiqiao Textile Co. - H Shares	423,112
856,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	484,021
		5,747,015
FINLAND — 0.2%
232,360	Neste Oil Oyj	4,152,364
115,489	Sampo Oyj - A Shares	5,365,967
		9,518,331
FRANCE — 0.4%
38,569	Air Liquide SA	4,848,110
65,555	Danone SA	4,332,757
30,288	L’Oreal SA	4,983,662
49,185	Sanofi	4,829,278
337,630	UBISOFT Entertainment(b)	4,722,130
		23,715,937
GERMANY — 0.2%
835,610	Balda AG(c)	4,226,229
27,136	Linde AG	5,142,097
14,668	Volkswagen AG	3,567,838
		12,936,164
GREECE — 0.2%
491,740	Aegean Marine Petroleum Network, Inc.	4,474,834
722,180	Navios Maritime Holdings, Inc.	6,846,266
		11,321,100
GUERNSEY — 0.0%
22,306	Amdocs Ltd.	964,958
HONG KONG — 0.4%
2,236,000	China Lumena New Materials Corp.	397,445
534,000	China Mobile Ltd.	5,093,215
2,754,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	351,176
2,382,000	CSPC Pharmaceutical Group Ltd.	1,972,779
395,500	Hopewell Holdings Ltd.	1,372,875
1,728,400	Link REIT (The)	7,814,065
349,000	Shanghai Industrial Holdings Ltd.	1,162,015
1,770,800	Swire Properties Ltd.	4,573,088
		22,736,658
INDIA — 0.0%
86,410	Cairn India Ltd.(b)	447,324

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
INDIA (continued)
83,650	GAIL India Ltd.(b)	$478,362
		925,686
INDONESIA — 0.0%
51,659,000	Energi Mega Persada Tbk PT(b)	300,392
IRELAND — 0.4%
7,093	Accenture Plc - Class A	566,589
356,078	Seagate Technology Plc	18,822,283
67,300	XL Group Plc	1,934,202
		21,323,074
ITALY — 0.4%
419,120	ASTM SpA(c)	6,297,116
8,686,850	Banca Carige SpA(b)(c)	4,654,778
57,700	DiaSorin SpA	2,591,422
4,222,210	Saras SpA(b)(c)	5,136,467
		18,679,783
JAPAN — 1.6%
20,100	Adastria Holdings Co. Ltd.	531,174
219,000	Aichi Steel Corp.	891,690
30,300	Alfresa Holdings Corp.	1,737,868
4,501,000	ANA Holdings, Inc.	9,603,778
57,000	As One Corp.(c)	1,301,008
13,900	Central Japan Railway Co.	1,540,061
52,000	Daikoku Denki Co. Ltd.	1,247,959
46,000	East Japan Railway Co.	3,436,155
38,200	Exedy Corp.	1,215,132
422,800	Fuji Oil Co. Ltd.(c)	2,324,491
65,000	Fuji Soft, Inc.	1,523,050
32,800	Hisamitsu Pharmaceutical Co., Inc.	1,489,596
112,000	Information Services International-Dentsu Ltd.(c)	1,213,507
84,000	Kewpie Corp.	1,203,641
432,000	Kyokuyo Co. Ltd.	1,128,942
52,700	McDonald’s Holdings Co. Japan Ltd.	1,384,426
106,000	Moshi Moshi Hotline, Inc.	1,119,448
863,000	Nippon Coke & Engineering Co. Ltd.	1,174,092
328,000	Nippon Express Co. Ltd.	1,560,223
48,600	Nitori Holdings Co. Ltd.	4,742,508
80,900	Nomura Research Institute Ltd.	2,680,302
6,100	Oriental Land Co. Ltd.	931,090
98,000	Osaka Gas Co. Ltd.	399,980
295,600	Otsuka Holdings Co. Ltd.	9,102,061
192,000	Rengo Co. Ltd.	1,024,175
72,000	Rohto Pharmaceutical Co. Ltd.	1,160,654
202,000	Round One Corp.	1,886,151
66,000	Ryosan Co. Ltd.	1,386,924
56,400	Sawai Pharmaceutical Co. Ltd.	3,383,890
809,000	Seikitokyu Kogyo Co. Ltd.(b)	1,092,708
1,279,100	Sumitomo Osaka Cement Co. Ltd.	4,844,981
208,500	Toho Gas Co. Ltd.	975,462
Shares		Value
JAPAN (continued)
888,000	Tokyo Gas Co. Ltd.	$4,449,995
493,200	TonenGeneral Sekiyu KK	4,325,215
122,000	Toppan Forms Co. Ltd.	1,067,515
247,000	Toshiba Machine Co. Ltd.	1,351,405
40,000	Trancom Co. Ltd.	1,472,056
77,400	West Japan Railway Co.	3,201,452
33,700	Wowow, Inc.	1,139,606
		86,244,371
MALAYSIA — 0.3%
555,000	Faber Group Berhad	427,880
2,333,206	Maxis Berhad	4,859,539
976,130	Public Bank Berhad	5,565,385
2,256,100	TA Enterprise Berhad	502,254
1,705,400	Telekom Malaysia Berhad	2,807,935
1,193,004	UMW Holdings Berhad	4,220,878
		18,383,871
NEW ZEALAND — 0.1%
1,005,310	Air New Zealand Ltd.	1,390,043
137,310	Ebos Group Ltd.	1,082,527
		2,472,570
NORWAY — 0.1%
241,595	Statoil ASA	5,719,045
PAKISTAN — 0.0%
956,760	Pakistan Petroleum Ltd.	2,006,442
PHILIPPINES — 0.0%
1,073,000	First Gen Corp.	369,347
POLAND — 0.0%
13,780	Lubelski Wegiel Bogdanka SA	546,478
291,770	Synthos SA	469,313
		1,015,791
PUERTO RICO — 0.0%
21,947	Popular, Inc.(b)	579,401
SINGAPORE — 0.3%
4,747,000	Mapletree Industrial Trust, REIT	4,870,625
4,964,345	Singapore Post Ltd.	5,190,837
1,521,000	Singapore Technologies Engineering Ltd.	4,515,050
		14,576,512
SOUTH KOREA — 0.2%
79,440	Iljin Display Co. Ltd.(b)	1,016,796
69,140	Jahwa Electronics Co. Ltd.	1,259,616
44,110	LG Fashion Corp.	1,207,477
835,990	Meritz Securities Co. Ltd.	1,394,163
15,390	Samsung Electro-Mechanics Co. Ltd.	959,044
68,950	Sebang Co. Ltd.(c)	1,223,945
45,760	Silla Co. Ltd.(c)	1,058,121
84,990	Sungwoo Hitech Co. Ltd.	1,234,731
		9,353,893

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
SWEDEN — 0.3%
169,069	Investor AB - B Shares	$5,476,149
1,669,680	SAS AB(b)	4,612,939
708,138	TeliaSonera AB	5,254,234
		15,343,322
SWITZERLAND — 0.4%
41,400	Allied World Assurance Co. Holdings AG	4,260,888
70,384	Novartis AG	5,573,894
56,930	PSP Swiss Property AG	4,904,024
69,108	Swiss Prime Site AG	5,373,754
		20,112,560
TAIWAN — 0.2%
818,000	Accton Technology Corp.	441,432
724,000	Ardentec Corp.	597,409
766,000	China General Plastics Corp.	403,258
25,260	ChipMOS TECHNOLOGIES Bermuda Ltd.	478,930
854,900	Chunghwa Telecom Co. Ltd.	2,593,128
430,000	Gemtek Technology Corp.	419,391
199,000	Huang Hsiang Construction Co.	321,842
428,000	ITEQ Corp.	451,344
182,000	Realtek Semiconductor Corp.	498,589
1,449,000	Taiwan Mobile Co. Ltd.	4,246,925
322,000	Test Research, Inc.	478,789
576,000	Test-Rite International Co. Ltd.	427,758
193,000	Yungshin Construction & Development Co.	455,467
		11,814,262
THAILAND — 0.0%
175,100	Advanced Info Service Public Co. Ltd. - FOR(c)	1,108,631
390,800	Bangchak Petroleum Public Co. Ltd.	316,689
		1,425,320
TURKEY — 0.0%
111,940	Aksa Akrilik Kimya Sanayii	370,393
104,030	Aygaz AS	349,743
168,310	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS(b)	359,611
123,370	Turk Hava Yollari	367,829
		1,447,576
UNITED KINGDOM — 0.6%
2,328,890	Afren Plc(b)	5,689,091
103,357	AstraZeneca Plc	6,555,918
96,657	British American Tobacco Plc	4,633,359
157,926	Diageo Plc	4,674,357
108,498	Lancashire Holdings Ltd.	1,344,833
72,440	Reckitt Benckiser Group Plc	5,433,805
87,300	Smith & Nephew Plc	1,257,168
353,165	WM Morrison Supermarkets Plc	1,392,782
		30,981,313
Shares		Value
UNITED STATES — 9.9%
71,370	AAR Corp.	$1,902,010
213,801	Abbott Laboratories	7,837,945
280,280	Abercrombie & Fitch Co. - Class A	9,916,306
143,130	Aceto Corp.	3,051,532
21,181	Acorda Therapeutics, Inc.(b)	621,662
8,169	Aflac, Inc.	512,850
6,178	Alliant Techsystems, Inc.	887,779
227,838	Allison Transmission Holdings, Inc.	6,545,786
198,180	Alon USA Energy, Inc.	3,113,408
107,190	Ambac Financial Group, Inc.(b)	2,512,534
160,077	American Assets Trust, Inc., REIT	5,357,777
42,800	American Equity Investment Life Holding Co.	939,460
39,200	American Financial Group, Inc.	2,152,864
475,000	American International Group, Inc.	22,781,000
10,977	AmerisourceBergen Corp.	737,874
23,100	Amgen, Inc.	2,747,745
10,186	Andersons, Inc. (The)	842,790
51,500	Apple, Inc.	25,780,900
117,137	Arthur J Gallagher & Co.	5,415,244
42,907	Associated Banc-Corp.	706,678
51,659	Assurant, Inc.	3,375,916
43,050	Atlantic Tele-Network, Inc.	2,507,662
71,652	Automatic Data Processing, Inc.	5,488,543
9,483	AutoNation, Inc.(b)	468,365
497,500	Bank of America Corp.	8,333,125
92,260	Benchmark Electronics, Inc.(b)	2,097,070
5,267	Boeing Co. (The)	659,744
257,920	Brocade Communications Systems, Inc.(b)	2,408,973
21,638	CA, Inc.	694,147
15,434	CACI International, Inc. - Class A(b)	1,142,425
53,814	Cadence Design Systems, Inc.(b)	759,854
150,000	Campbell Soup Co.	6,181,500
14,674	CareFusion Corp.(b)	598,259
9,712	CBS Corp.	570,289
40,810	Celanese Corp.	2,066,618
28,559	CF Industries Holdings, Inc.	6,593,131
84,350	Church & Dwight Co., Inc.	5,447,323
24,030	Churchill Downs, Inc.	2,141,313
14,150	Cintas Corp.	807,540
300,000	Cirrus Logic, Inc.(b)	5,253,000
168,912	Cisco Systems, Inc.	3,700,862
200,000	Citigroup, Inc.	9,486,000
128,127	Clorox Co. (The)	11,309,770
147,840	CNO Financial Group, Inc.	2,504,410
128,938	Coca-Cola Co. (The)	4,876,435
6,087	Cognizant Technology Solutions Corp. - Class A(b)	589,952
35,860	Coherent, Inc.(b)	2,396,882
85,098	Colgate-Palmolive Co.	5,210,551

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
UNITED STATES (continued)
15,299	Comerica, Inc.	$700,694
40,060	Computer Sciences Corp.	2,420,025
56,018	Consolidated Edison, Inc.	3,047,939
4,503	Cooper Cos., Inc. (The)	559,633
30,200	CR Bard, Inc.	3,913,618
4,703	Cracker Barrel Old Country Store, Inc.	465,644
63,169	Crestwood Equity Partners LP(b)	822,460
8,356	CVS Caremark Corp.	565,868
76,984	Danaher Corp.	5,726,840
50,161	Delek US Holdings, Inc.	1,519,878
21,284	Delta Air Lines, Inc.	651,503
52,090	Deluxe Corp.	2,528,969
121,219	DENTSPLY International, Inc.	5,593,045
25,600	Dillard’s, Inc. - Class A	2,234,880
30,720	DineEquity, Inc.	2,390,323
64,100	Dolby Laboratories, Inc. - Class A(b)	2,627,459
118,000	Dollar Tree, Inc.(b)	5,961,360
46,140	Dr Pepper Snapple Group, Inc.	2,209,183
26,051	East West Bancorp, Inc.	871,666
124,600	El Paso Pipeline Partners LP	4,088,126
11,670	EnerSys, Inc.	794,260
138,300	Family Dollar Stores, Inc.	8,549,706
77,670	FBR & Co.(b)	1,884,274
33,400	Fidelity National Information Services, Inc.	1,693,380
155,121	Fifth Third Bancorp	3,260,643
57,953	First Niagara Financial Group, Inc.	500,714
350,000	Francesca’s Holdings Corp.(b)	6,650,000
175,000	GameStop Corp. - Class A	6,137,250
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
200,000	Gentiva Health Services, Inc.(b)	2,272,000
496,259	Genworth Financial, Inc. - Class A(b)	7,319,820
134,390	Green Plains Renewable Energy, Inc.	2,994,209
36,440	Harris Corp.	2,526,750
16,007	HealthSouth Corp.	498,138
14,482	Heartland Payment Systems, Inc.	624,319
11,784	Helmerich & Payne, Inc.	1,037,463
103,260	hhgregg, Inc.(b)	852,928
51,360	HollyFrontier Corp.	2,377,968
70,753	Huntington Bancshares, Inc.	641,730
15,159	Iconix Brand Group, Inc.(b)	563,915
38,600	ICU Medical, Inc.(b)	2,490,086
232,100	Inteliquent, Inc.	2,692,360
71,040	Inter Parfums, Inc.	2,311,642
20,592	InterDigital, Inc.	592,020
35,000	International Business Machines Corp.	6,183,800
11,018	j2 Global, Inc.	499,666
13,653	Jack Henry & Associates, Inc.	761,564
Shares		Value
UNITED STATES (continued)
12,438	Jack in the Box, Inc.(b)	$628,990
20,751	JPMorgan Chase & Co.	1,148,775
225,000	KBR, Inc.	7,042,500
45,079	KeyCorp.	575,208
156,885	Kimberly-Clark Corp.	17,158,512
6,900	Kirby Corp.(b)	688,551
130,890	Knight Transportation, Inc.	2,794,501
13,141	Kroger Co. (The)	474,390
17,600	Lancaster Colony Corp.	1,529,792
17,578	Lear Corp.	1,271,417
25,380	Lindsay Corp.	2,157,300
284,200	Liquidity Services, Inc.(b)	6,755,434
38,600	Lorillard, Inc.	1,899,892
100,750	M/I Homes, Inc.(b)	2,477,442
11,307	Macy’s, Inc.	601,532
113,500	Marathon Petroleum Corp.	9,880,175
20,928	MB Financial, Inc.	588,077
49,310	MBIA, Inc.(b)	539,451
70,897	McCormick & Co., Inc. - Non Voting	4,550,169
52,869	McDonald’s Corp.	4,978,674
66,560	MDC Holdings, Inc.(b)	2,056,038
111,840	Monarch Casino & Resort, Inc.(b)	2,155,157
12,357	Mylan, Inc.(b)	561,131
72,000	Myriad Genetics, Inc.(b)	1,989,360
38,090	NACCO Industries, Inc. - Class A	2,248,834
183,070	New York Times Co. (The) - Class A	2,588,610
92,159	Newcastle Investment Corp., REIT	501,345
21,020	Nexstar Broadcasting Group, Inc. - Class A	1,010,011
152,760	Northern Oil and Gas, Inc.(b)	2,221,130
21,550	Northrop Grumman Corp.	2,490,103
5,810	Oil States International, Inc.(b)	545,850
79,240	Olympic Steel, Inc.	2,194,156
213,610	Orion Marine Group, Inc.(b)	2,392,432
60,150	Owens & Minor, Inc.	2,083,596
95,460	Patterson-UTI Energy, Inc.	2,452,367
156,800	People’s United Financial, Inc.	2,228,128
61,211	PepsiCo, Inc.	4,918,916
250,000	Performant Financial Corp.(b)	2,132,500
35,600	PetSmart, Inc.	2,242,800
11,745	Phillips 66	858,442
40,323	Pilgrim’s Pride Corp.(b)	674,604
97,700	Plains All American Pipeline LP	4,932,873
8,541	PNC Financial Services Group, Inc. (The)	682,255
29,165	PrivateBancorp, Inc.	833,827
63,080	Procter & Gamble Co. (The)	4,833,190
9,817	Prosperity Bancshares, Inc.	614,152
15,448	Protective Life Corp.	757,106
76,990	Providence Service Corp. (The)(b)	2,031,766

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
UNITED STATES (continued)
314,903	QR Energy LP	$5,598,975
30,420	Quaker Chemical Corp.	2,102,326
134,890	Regions Financial Corp.	1,371,831
15,229	Reinsurance Group of America, Inc.	1,137,149
68,770	REX American Resources Corp.(b)	2,816,819
4,286	Rock Tenn Co. - Class A	434,943
140,370	RPC, Inc.	2,390,501
31,920	Sanderson Farms, Inc.	2,373,252
50,948	Sanmina Corp.(b)	851,851
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
63,690	ScanSource, Inc.(b)	2,390,923
6,656	Scripps Networks Interactive, Inc. - Class A	482,693
69,200	Select Income REIT	1,909,920
83,550	SLM Corp.	1,901,598
14,742	Spirit Airlines, Inc.(b)	691,400
90,945	Standard Pacific Corp.(b)	800,316
34,760	Sturm Ruger & Co., Inc.	2,647,669
30,600	Sunoco Logistics Partners LP	2,404,548
15,300	SunTrust Banks, Inc.	566,406
70,626	Susquehanna Bancshares, Inc.	764,880
31,503	Swift Transportation Co.(b)	686,765
34,820	SYNNEX Corp.(b)	1,955,143
327,736	Synovus Financial Corp.	1,097,916
65,971	Techne Corp.	5,994,785
7,574	Thermo Fisher Scientific, Inc.	872,070
261,265	TiVo, Inc.(b)	3,237,073
8,552	Towers Watson & Co. - Class A	999,900
13,115	Trinity Industries, Inc.	763,686
7,320	TRW Automotive Holdings Corp.(b)	542,778
21,893	Twenty-First Century Fox, Inc.	696,635
43,916	Umpqua Holdings Corp.	771,165
91,220	Unifi, Inc.(b)	2,115,392
5,658	Union Pacific Corp.	985,850
11,773	United Therapeutics Corp.(b)	1,208,145
9,946	Universal Corp.	510,429
6,977	Universal Health Services, Inc. - Class B	572,254
17,599	US Bancorp	699,208
11,210	USANA Health Sciences, Inc.(b)	671,143
300,000	ValueClick, Inc.(b)	6,450,000
103,300	Wal-Mart Stores, Inc.	7,714,444
6,851	Waters Corp.(b)	741,758
20,568	Webster Financial Corp.	624,033
125,000	Weight Watchers International, Inc.	3,378,750
10,686	WellPoint, Inc.	918,996
29,798	Wells Fargo & Co.	1,351,041
8,943	Western Digital Corp.	770,618
45,423	Western Union Co. (The)	699,514
3,670	White Mountains Insurance Group Ltd.	2,072,449
Shares		Value
UNITED STATES (continued)
15,092	Wintrust Financial Corp.	$661,482
71,711	Xerox Corp.	778,064
81,067	Yahoo!, Inc.(b)	2,920,033
18,807	Zions Bancorp	540,701
		528,513,952
Total Common Stocks (Cost $888,551,774)		954,311,100
CLOSED-END FUNDS — 1.2%
UNITED STATES — 1.2%
130,000	Avenue Income Credit Strategies Fund	2,238,600
77,000	Babson Capital Corporate Investors	1,165,010
200,000	Babson Capital Global Short Duration High Yield Fund	4,674,000
164,212	Babson Capital Participation Investors	2,308,821
352,239	Doubleline Income Solutions Fund	7,333,616
250,000	New America High Income Fund	2,395,000
730,200	NexPoint Credit Strategies Fund	7,572,174
500,000	Nuveen Quality Preferred Income Fund	3,895,000
700,000	PIMCO Dynamic Credit Income Fund	15,624,000
200,000	Pimco Dynamic Income Fund	6,048,000
125,000	Stone Harbor Emerging Markets Income Fund	2,121,250
600,000	Wells Fargo Advantage Income Opportunities Fund	5,496,000
152,486	Western Asset Mortgage Defined Opportunity Fund	3,507,178
Total Closed-End Funds (Cost $63,912,049)		64,378,649
EXCHANGE TRADED FUNDS — 0.4%
UNITED STATES — 0.4%
341,050	iShares MSCI Canada Index Fund	9,525,527
284,400	iShares MSCI Germany Index Fund	8,483,652
85,000	ProShares Short VIX Short-Term Futures ETF(b)	4,782,100
5,000	SPDR Gold Shares(b)	600,450
Total Exchange Traded Funds (Cost $22,632,917)		23,391,729
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
50,000	New York Community Capital Trust V	2,418,250
Total Preferred Stocks (Cost $2,422,500)		2,418,250

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
BANK LOANS — 1.7%
UNITED STATES — 1.7%
$1,000,000	AlixPartners LLP, Recapitalization Term B-2 Loan, 9.00%, 11/30/19(f)	$1,022,500
1,975,000	AlixPartners LLP, Recapitalization Term Loan, 9.00%, 06/30/19(f)	1,982,406
149,625	Allflex Holdings III, Inc., Initial Term Loan (First Lien), 4.25%, 06/07/21(f)	150,186
3,994,804	Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 05/24/19(f)	3,991,952
500,000	BMC Software, Inc., Initial Foreign USD Term Loan, 5.00%, 08/09/20(f)	497,500
2,650,000	BMC Software, Inc., Initial US Term Loan, 5.00%, 08/09/20(f)	2,651,473
1,457,991	Cannery Casino Resorts LLC, Term Loan (First Lien), 6.00%, 06/12/18(f)	1,459,206
997,500	Catalina Marketing Corp., Initial Term Loan, 5.25%, 10/04/20(f)	1,009,034
5,000,000	Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17(f)	5,109,720
2,743,125	Cincinnati Bell, Inc., Tranche B Term Loan, 4.00%, 08/20/20(f)	2,750,474
1,000,000	Community Health Systems, Inc., Term Loan D, 0.00%, 01/27/21(f)	1,010,179
3,505,280	Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20(f)	3,537,668
997,500	DS Waters of America, Inc., Term B Loan, 5.25%, 08/19/20(f)	1,014,956
847,875	Foresight Energy LLC, Term Loan, 5.50%, 08/19/20(f)	854,234
1,000,000	Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/13/20(f)	1,022,500
1,496,250	Gardner Denver, Inc., Initial Term Loan, 4.25%, 08/15/20(f)	1,493,530
2,876,715	Getty Images, Inc., Initial Term Loan, 4.75%, 10/03/19(f)	2,707,708
900,000	Harland Clarke Holdings Corp., Term Loan B-4, 0.00%, 08/30/19(f)	895,500
2,985,000	Herff Jones, Inc., Term Loan B, 5.50%, 06/05/19(f)	3,009,874
Principal
Amount		Value
UNITED STATES (continued)
$6,982,500	HGIM Corp., Term Loan B, 5.50%, 06/14/20(f)	$7,082,873
1,000,000	Hudson’s Bay Co., Initial Term Loan (Second Lien), 8.25%, 10/07/20(f)	1,030,833
1,340,497	Integra Telecom Holdings, Inc., Replacement Term Loan, 5.25%, 02/22/19(f)	1,356,583
1,250,000	Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 04/26/20(f)	1,291,666
1,492,500	MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 06/06/20(f)	1,501,828
642,004	MGM Resorts International, Term Loan B, 3.50%, 12/20/19(f)	642,004
1,000,000	Murray Energy Corp., Term Loan, 5.25%, 05/24/19(f)	997,500
1,243,750	National Financial Partners Corp., Term B Loan, 5.25%, 04/14/20(f)	1,253,078
4,750,000	Nuveen Investments, Inc., Tranche B Term Loan (Second Lien), 6.50%, 02/28/19(f)	4,728,796
3,800,000	OXEA S.à r.l., Term Loan (Second Lien), 8.25%, 07/15/20(f)	3,876,000
1,995,000	OXEA S.à r.l., Tranche B-2 Term Loan (First Lien), 4.25%, 12/06/19(f)	2,012,456
548,625	Pacific Industrial Services Financial Co. Pty Ltd., Term B Loan, 5.00%, 09/24/18(f)	555,712
2,140,227	Peninsula Gaming LLC, Term B Loan, 4.25%, 07/03/17(f)	2,150,233
1,243,750	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 08/05/16(f)	1,250,902
997,500	Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 04/04/18(f)	1,001,933
1,231,289	Savers, Inc, New Term Loan, 5.00%, 07/09/19(f)	1,238,600
2,000,000	Scientific Games International, Inc., Initial Term Loan, 4.25%, 06/30/15(f)	2,007,142
995,000	Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 4.25%, 06/10/18(f)	999,129
1,246,875	Springer SBM Two GMBH, Initial Term B2 Loan, 5.00%, 07/23/20(f)	1,251,941

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$1,983,744		Station Casinos LLC, Term Loan B, 5.00%, 02/13/20(f)	$2,002,093
1,000,000		Syncreon Global Finance (US), Inc., Term Loan, 5.25%, 10/11/20(f)	1,002,500
2,500,000		Tribune Co., Initial Term Loan, 4.00%, 12/27/20(f)	2,495,833
1,000,000		TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 12/01/20(f)	1,006,250
1,364,688		Univision Communications, Inc., Incremental Term Loan, 4.00%, 03/01/20(f)	1,369,521
1,018,299		US Foods, Inc., Incremental Term Loan, 4.50%, 05/31/19(f)	1,027,846
2,178,041		USI, Inc., Initial Term Loan, 4.25%, 05/04/14(f)	2,188,931
263,386		Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 3.75%, 02/13/19(f)	264,984
725,000		VAT Holding AG, Term Loan, 0.00%, 01/28/21(f)	721,375
2,000,000		Visant Corp., Tranche B Term Loan, 5.25%, 12/22/16(f)	1,977,858
2,955,169		WideOpenWest Finance LLC, Term Loan B, 4.75%, 07/12/18(f)	2,975,675
1,250,000		WTG Holdings IIIm Corp., Term Loan, 4.75%, 12/12/21(f)	1,258,854
992,446		Zayo Group LLC, Term Loan, 4.00%, 06/14/19(f)	997,586
Total Bank Loans (Cost $90,611,425)			91,689,115
CORPORATE BONDS — 14.8%
AUSTRALIA — 0.0%
1,450,000		FMG Resources Pty Ltd., 8.25%, 11/01/19(g)	1,596,813
AUSTRIA — 0.0%
5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(h)	5,012,500
BERMUDA — 0.1%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(e)(j)	1,096,534
Principal
Amount			Value
BERMUDA (continued)
$1,000,000		Digicel Ltd., 6.00%, 04/15/21(h)	$970,000
800,000		Seadrill Ltd., 5.63%, 09/15/17(g)	824,000
2,000,000		Seadrill Ltd., 6.13%, 09/15/20(g)	2,010,000
1,950,000		Seadrill Ltd., 6.13%, 09/15/20(g)	1,959,750
			6,860,284
CANADA — 0.3%
1,250,000		Cascades, Inc., 7.75%, 12/15/17	1,301,562
1,250,000		Cascades, Inc., 7.88%, 01/15/20	1,337,500
2,500,000		Lightstream Resources Ltd., 8.63%, 02/01/20(g)	2,537,500
1,250,000		Precision Drilling Corp., 6.63%, 11/15/20	1,328,125
1,250,000		Precision Drilling Corp., 6.50%, 12/15/21	1,328,125
1,000,000		Quebecor Media, Inc., 7.75%, 03/15/16	1,010,000
1,500,000		Quebecor Media, Inc., 5.75%, 01/15/23	1,458,750
2,550,000		Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(g)	2,840,063
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(g)	1,035,000
			14,176,625
CAYMAN ISLANDS — 0.3%
800,000		Anton Oilfield Services Group, 7.50%, 11/06/18(h)	827,000
1,400,000		Country Garden Holdings Co. Ltd., 11.75%, 09/10/14(h)	1,461,250
1,400,000		DP World Sukuk Ltd., 6.25%, 07/02/17(h)	1,548,400
600,000	(k)	Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	1,029,492
600,000		Fufeng Group Ltd., 7.63%, 04/13/16(h)	609,000
1,000,000		JBS Finance II Ltd., 8.25%, 01/29/18(h)	1,055,000
900,000		Lonking Holdings Ltd., 8.50%, 06/03/16(h)	933,750
574,800		Schahin II Finance Co. SPV Ltd., 5.88%, 09/25/22(h)	546,060
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(h)	1,929,200
500,000		TAM Capital 3, Inc., 8.38%, 06/03/21(h)	516,875

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
CAYMAN ISLANDS (continued)
$2,000,000		UPCB Finance V Ltd., 7.25%, 11/15/21(g)	$2,160,000
500,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(g)	535,000
			13,151,027
CROATIA (HRVATSKA) — 0.0%
1,100,000	(l)	Agrokor dd, 9.13%, 02/01/20(h)	1,654,191
FRANCE — 0.1%
275,000	(m)	Autodis SA, 6.50%, 02/01/19(h)	370,153
2,400,000		Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	2,442,000
			2,812,153
GERMANY — 0.0%
575,000	(m)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(h)	818,160
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(j)	1,133,154
HUNGARY — 0.0%
570,000	(m)	MOL Hungarian Oil & Gas Plc, 5.88%, 04/20/17(h)	822,577
IRELAND — 0.1%
600,000		Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.50%, 09/26/19(h)	636,000
500,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(g)	546,250
600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(g)	641,250
1,900,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(g)	2,066,250
675,000	(m)	eircom Finance Ltd., 9.25%, 05/15/20(h)	969,553
1,500,000		Nara Cable Funding Ltd., 8.88%, 12/01/18(h)	1,635,000
			6,494,303
ISRAEL — 0.0%
1,200,000		Israel Electric Corp Ltd., 6.70%, 02/10/17(h)	1,309,500
Principal
Amount			Value
ITALY — 0.1%
$700,000	(m)	Astaldi SpA, 7.13%, 12/01/20(h)	$986,580
925,000	(k)	Enel SpA, 7.75%, 09/10/75(f)(h)	1,611,843
350,000	(m)	Manutencoop Facility Management SpA, 8.50%, 08/01/20(h)	500,371
950,000	(m)	Telecom Italia SpA, 6.38%, 06/24/19	1,655,992
400,000	(m)	Telecom Italia SpA, 4.50%, 01/25/21(h)	540,439
300,000	(m)	Telecom Italia SpA, 5.25%, 02/10/22(h)	416,274
			5,711,499
JAPAN — 0.0%
1,000,000	(l)	SoftBank Corp., 4.63%, 04/15/20(h)	1,389,170
JERSEY CHANNEL ISLANDS — 0.1%
1,225,000	(m)	Galaxy Bidco Ltd., 6.38%, 11/15/20(h)	2,042,473
LUXEMBOURG — 0.5%
1,100,000	(m)	Altice Financing SA, 8.00%, 12/15/19(h)	1,620,365
350,000	(m)	Altice Financing SA, 6.50%, 01/15/22(h)	479,129
2,500,000		ArcelorMittal, 5.75%, 08/05/20	2,612,500
1,100,000	(m)	Cirsa Funding Luxembourg SA, 8.75%, 05/15/18(h)	1,498,415
325,000	(m)	Cirsa Funding Luxembourg SA, 8.75%, 05/15/18(h)	442,714
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(h)	852,500
975,000	(m)	Fiat Finance & Trade SA, 6.75%, 10/14/19(h)	1,430,394
925,000	(k)	Finmeccanica Finance SA, 8.00%, 12/16/19	1,710,682
1,100,000	(m)	GCS Holdco Finance I SA, 6.50%, 11/15/18(h)	1,541,068
1,100,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,193,500
1,200,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,321,500
1,700,000		Intelsat Luxembourg SA, 6.75%, 06/01/18(g)	1,806,250
700,000		Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17(h)	745,500
4,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(h)	3,982,000
1,400,000		Vimpel Communications OJSC Via UBS Luxembourg SA, 8.25%, 05/23/16(h)	1,536,500

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
LUXEMBOURG (continued)
$1,490,000	(m)	Wind Acquisition Finance SA, 7.38%, 02/15/18(h)	$2,106,277
400,000	(m)	Wind Acquisition Finance SA, 7.38%, 02/15/18(h)	567,806
1,100,000	(m)	Xella Holdco Finance SA, 9.13% cash or 9.88% payment-in-kind interest, 09/15/18(h)(n)	1,572,594
			27,019,694
NETHERLANDS — 0.2%
800,000	(m)	Bharti Airtel International Netherlands BV, 4.00%, 12/10/18(h)	1,080,828
775,000	(m)	InterXion Holding NV, 6.00%, 07/15/20(h)	1,112,166
1,100,000	(m)	Koninklijke KPN NV, 6.13%, 09/14/18(f)(h)	1,550,341
1,100,000	(m)	Telefonica Europe BV, 6.50%, 09/18/18(f)(h)	1,557,758
1,500,000	(m)	UPC Holding BV, 8.38%, 08/15/20(h)	2,218,632
1,000,000	(m)	Ziggo Bond Co BV, 8.00%, 05/15/18(h)	1,433,003
			8,952,728
POLAND — 0.0%
345,000	(m)	Play Finance 1 SA, 6.50%, 08/01/19(h)	467,631
350,000	(m)	Play Finance 2 SA, 5.25%, 02/01/19(h)	471,458
			939,089
PORTUGAL — 0.0%
1,100,000	(m)	Brisa Concessao Rodoviaria SA, 6.88%, 04/02/18(h)	1,672,068
SINGAPORE — 0.0%
1,400,000		STATS ChipPAC Ltd., 5.38%, 03/31/16(h)	1,442,000
SOUTH KOREA — 0.1%
28,890,000	(m)	Export-Import Bank of Korea, 1.45%, 05/19/14(g)	4,415,168
SWEDEN — 0.1%
1,500,000		Eileme 2 AB, 11.63%, 01/31/20(h)	1,783,125
2,450,000		Stena AB, 7.00%, 02/01/24(g)	2,499,000
1,325,000	(l)	TVN Finance Corp. III AB, 7.38%, 12/15/20(h)	1,925,534
			6,207,659
SWITZERLAND — 0.1%
2,500,000		Dufry Finance SCA, 5.50%, 10/15/20(g)	2,568,750
Principal
Amount			Value
UNITED KINGDOM — 0.2%
$550,000	(m)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(h)	$1,005,861
550,000	(m)	Bakkavor Finance 2 Plc, 8.75%, 06/15/20(h)	980,545
550,000	(m)	Boparan Finance Plc, 9.88%, 04/30/18(h)	978,510
925,000	(m)	Infinis Plc, 7.00%, 02/15/19(h)	1,638,530
925,000	(m)	Jerrold Finco Plc, 9.75%, 09/15/18(h)	1,657,461
950,000	(m)	Phones4u Finance Plc, 9.50%, 04/01/18(h)	1,631,981
950,000	(m)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(h)	1,728,150
1,000,000		Vedanta Resources Plc, 6.75%, 06/07/16(h)	1,042,550
925,000	(m)	Vougeot Bidco Plc, 7.88%, 07/15/20(h)	1,627,353
			12,290,941
UNITED STATES — 12.4%
2,500,000		ACCO Brands Corp., 6.75%, 04/30/20	2,478,125
2,000,000		ADS Waste Holdings, Inc., 8.25%, 10/01/20	2,150,000
2,000,000		Alere, Inc., 6.50%, 06/15/20	2,055,000
13,000,000		Alere, Inc., Cnv., 3.00%, 05/15/16	14,657,500
1,750,000		Alliance Data Systems Corp., 5.25%, 12/01/17(g)	1,824,375
1,250,000		Alliance Data Systems Corp., 6.38%, 04/01/20(g)	1,321,875
2,500,000		Allison Transmission, Inc., 7.13%, 05/15/19(g)	2,700,000
2,250,000		AMC Networks, Inc., 7.75%, 07/15/21	2,525,625
1,750,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	1,903,125
1,250,000		AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	1,334,375
1,500,000		Ameristar Casinos, Inc., 7.50%, 04/15/21	1,625,625
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,423,750
5,000,000		Ares Capital Corp., Cnv., 4.38%, 01/15/19(g)	5,275,000
3,000,000		Ashtead Capital, Inc., 6.50%, 07/15/22(g)	3,210,000
1,500,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	1,614,375

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,500,000	Belden, Inc., 5.50%, 09/01/22(g)	$2,437,500
2,500,000	Bill Barrett Corp., 7.63%, 10/01/19	2,700,000
1,400,000	Biomet, Inc., 6.50%, 08/01/20	1,492,750
1,100,000	Biomet, Inc., 6.50%, 10/01/20	1,141,250
5,000,000	BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18(g)	5,171,875
1,050,000	Boyd Gaming Corp., 9.13%, 12/01/18	1,136,625
2,500,000	Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21(c)(g)	2,537,500
4,500,000	BroadSoft, Inc., Cnv., 1.50%, 07/01/18	4,815,000
900,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,010,250
1,000,000	Cablevision Systems Corp., 8.00%, 04/15/20	1,122,500
1,600,000	Cablevision Systems Corp., 5.88%, 09/15/22	1,566,000
1,066,000	Calpine Corp., 7.88%, 07/31/20(g)	1,167,270
1,822,000	Calpine Corp., 7.50%, 02/15/21(g)	1,990,535
3,000,000	Catalent Pharma Solutions, Inc., 7.88%, 10/15/18	3,048,750
3,900,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	4,129,125
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,087,500
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	1,306,250
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,018,875
525,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	504,656
2,500,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	2,743,750
2,000,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	1,995,000
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	982,500
1,200,000	CenturyLink, Inc., 5.80%, 03/15/22	1,182,000
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21	1,041,250
Principal
Amount		Value
UNITED STATES (continued)
$2,500,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 09/15/20(g)	$2,556,250
250,000	Chaparral Energy, Inc., 8.25%, 09/01/21	272,500
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22	2,155,000
2,000,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	2,001,250
2,500,000	Choice Hotels International, Inc., 5.75%, 07/01/22	2,600,000
500,000	CHS/Community Health Systems, Inc., 5.13%, 08/01/21(g)	503,125
1,500,000	CHS/Community Health Systems, Inc., 6.88%, 02/01/22(g)	1,537,500
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	6,127,500
950,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	995,125
350,000	CIT Group, Inc., 4.25%, 08/15/17	363,125
650,000	CIT Group, Inc., 5.25%, 03/15/18	692,250
1,500,000	CIT Group, Inc., 5.00%, 08/15/22	1,492,500
2,000,000	Clean Harbors, Inc., 5.25%, 08/01/20	2,040,000
1,000,000	Clean Harbors, Inc., 5.13%, 06/01/21	1,000,000
2,200,000	CommScope Holding Co., Inc., 6.63% cash or 7.38% payment-in-kind interest, 06/01/20(g)(n)	2,301,750
806,000	CommScope, Inc., 8.25%, 01/15/19(g)	875,517
9,000,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(c)	9,264,375
2,250,000	CPG Merger Sub LLC, 8.00%, 10/01/21(g)	2,379,375
2,000,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	2,145,000
1,250,000	DaVita, Inc., 6.63%, 11/01/20	1,340,625
1,250,000	DaVita, Inc., 5.75%, 08/15/22	1,279,688
1,750,000	Del Monte Corp., 7.63%, 02/15/19	1,817,812
7,000,000	DFC Global Corp., 3.25%, 04/15/17	5,416,250
3,450,000	DISH DBS Corp., 6.75%, 06/01/21	3,682,875

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$300,000	DISH DBS Corp., 5.88%, 07/15/22	$300,375
4,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	4,472,500
1,000,000	Endo Health Solutions, Inc., 7.00%, 07/15/19	1,065,000
1,500,000	Endo Health Solutions, Inc., 7.00%, 12/15/20	1,601,250
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,296,250
5,000,000	Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,484,375
3,000,000	Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20(g)	3,028,125
900,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(g)	956,250
2,100,000	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(g)	2,231,250
600,000	Frontier Communications Corp., 7.13%, 03/15/19	651,000
1,400,000	Frontier Communications Corp., 8.50%, 04/15/20	1,568,000
1,000,000	Frontier Communications Corp., 7.13%, 01/15/23	987,500
2,500,000	FTI Consulting, Inc., 6.75%, 10/01/20	2,706,250
2,250,000	GCI, Inc., 6.75%, 06/01/21	2,182,500
1,650,000	General Cable Corp., 6.50%, 10/01/22(c)(g)	1,633,500
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,492,500
2,050,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	2,424,125
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	761,250
1,000,000	Green Plains Renewable Energy, Inc., Cnv., 3.25%, 10/01/18(g)	1,275,000
2,500,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(g)	1,950,000
2,500,000	Griffon Corp., 7.13%, 04/01/18	2,643,750
3,200,000	Griffon Corp., Cnv., 4.00%, 01/15/17(g)	3,734,000
1,250,000	HCA Holdings, Inc., 6.25%, 02/15/21	1,331,250
500,000	HCA Holdings, Inc., 7.75%, 05/15/21	548,750
500,000	HCA, Inc., 6.50%, 02/15/20	551,250
Principal
Amount		Value
UNITED STATES (continued)
$1,100,000	HCA, Inc., 7.50%, 02/15/22	$1,241,625
550,000	HCA, Inc., 5.88%, 03/15/22	578,875
350,000	HCA, Inc., 5.88%, 05/01/23	356,563
1,500,000	HDTFS, Inc., 6.25%, 10/15/22	1,545,000
1,000,000	Hertz Corp. (The), 5.88%, 10/15/20	1,035,000
3,000,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(g)	3,210,000
2,500,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	2,600,000
17,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	17,729,688
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,543,750
750,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	815,625
2,250,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	2,553,750
2,500,000	Infor US, Inc., 9.38%, 04/01/19	2,812,500
17,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	18,317,500
2,000,000	InterDigital, Inc., Cnv., 2.50%, 03/15/16	2,035,000
1,400,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	1,526,000
1,600,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20	1,732,000
1,000,000	Jarden Corp., 7.50%, 05/01/17	1,150,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,080,000
2,500,000	Jo-Ann Stores, Inc., 8.13%, 03/15/19(g)	2,600,000
2,000,000	KB Home, Cnv., 1.38%, 02/01/19	2,073,750
2,500,000	Key Energy Services, Inc., 6.75%, 03/01/21	2,568,750
1,500,000	Level 3 Financing, Inc., 8.13%, 07/01/19	1,646,250
1,500,000	Level 3 Financing, Inc., 7.00%, 06/01/20	1,593,750
500,000	Levi Strauss & Co., 7.63%, 05/15/20	545,000
2,000,000	Levi Strauss & Co., 6.88%, 05/01/22	2,180,000
33,500,000	Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	19,848,750

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$5,000,000		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(g)	$5,159,375
2,000,000		LIN Television Corp., 6.38%, 01/15/21	2,090,000
3,000,000		LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21	3,180,000
16,500,000		Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	16,788,750
1,000,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,087,500
500,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	536,250
2,400,000		MedAssets, Inc., 8.00%, 11/15/18	2,586,000
1,000,000		Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 04/01/23	1,022,500
2,000,000		Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	2,155,000
10,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	9,837,500
400,000		MGM Resorts International, 7.63%, 01/15/17	454,000
1,000,000		MGM Resorts International, 7.75%, 03/15/22	1,125,000
2,000,000		Michael Foods, Inc., 9.75%, 07/15/18	2,152,500
1,500,000		Michaels Stores, Inc., 7.75%, 11/01/18	1,601,250
4,000,000		Molina Healthcare, Inc., Cnv., 1.13%, 01/15/20(g)	4,327,500
4,800,000		Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14	4,704,000
1,825,000		MPH Intermediate Holding Co. 2, 8.38% cash or 9.13% payment-in-kind interest, 08/01/18(g)(n)	1,879,750
1,100,000	(l)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,568,885
1,175,000		MultiPlan, Inc., 9.88%, 09/01/18(g)	1,274,875
1,990,000		Murray Energy Corp., 8.63%, 06/15/21(g)	2,084,525
3,000,000		Nexstar Broadcasting, Inc., 6.88%, 11/15/20	3,202,500
1,500,000		NRG Energy, Inc., 7.88%, 05/15/21	1,638,750
Principal
Amount		Value
UNITED STATES (continued)
$1,250,000	NRG Energy, Inc., 6.63%, 03/15/23	$1,276,563
17,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	16,851,250
11,085,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17	12,983,306
10,000,000	NVIDIA Corp., Cnv., 1.00%, 12/01/18(g)	10,206,250
2,100,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,247,000
400,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	428,000
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,089,800
9,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,641,250
19,500,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(g)	20,145,938
1,950,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 02/15/18(g)	2,106,000
750,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	788,438
1,574,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20	1,751,075
2,000,000	Penske Automotive Group Inc, 5.75%, 10/01/22	2,060,000
1,850,000	PH Glatfelter Co., 5.38%, 10/15/20	1,891,625
1,165,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	1,275,675
6,000,000	Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,311,250
10,000,000	Prospect Capital Corp., Cnv., 5.75%, 03/15/18	10,662,500
2,000,000	QEP Resources, Inc., 5.38%, 10/01/22	1,935,000
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18(c)	1,099,610
300,000	Qwest Corp., 6.75%, 12/01/21	334,938
2,500,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	2,656,250
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	525,000

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	$1,172,875
1,400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19	1,547,000
1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	1,062,500
7,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	7,070,000
7,000,000	Royal Gold, Inc., Cnv., 2.88%, 06/15/19	7,091,875
3,000,000	RSI Home Products, Inc., 6.88%, 03/01/18(g)	3,135,000
3,000,000	Ryland Group, Inc. (The), Cnv., 0.25%, 06/01/19	2,861,250
1,270,000	SBA Communications Corp., 5.63%, 10/01/19	1,309,688
1,230,000	SBA Telecommunications, Inc., 5.75%, 07/15/20	1,279,200
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,062,500
1,500,000	Scientific Games International, Inc., 6.25%, 09/01/20	1,567,500
500,000	SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(g)	481,250
3,000,000	Sequa Corp., 7.00%, 12/15/17(g)	3,000,000
5,000,000	ServiceSource International, Inc., Cnv, 1.50%, 08/01/18(g)	4,631,250
1,000,000	SESI LLC, 7.13%, 12/15/21	1,102,500
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(g)	3,600,000
3,000,000	Sinclair Television Group, Inc., 6.13%, 10/01/22	3,030,000
1,250,000	Spectrum Brands, Inc., 6.75%, 03/15/20	1,343,750
1,750,000	Spectrum Brands, Inc., 6.38%, 11/15/20	1,859,375
750,000	Sprint Nextel Corp., 7.00%, 03/01/20(g)	845,625
1,600,000	Sprint Nextel Corp., 7.00%, 08/15/20	1,724,000
1,150,000	Sprint Nextel Corp., 6.00%, 11/15/22	1,129,875
Principal
Amount		Value
UNITED STATES (continued)
$8,900,000	Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	$10,168,250
7,000,000	Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	8,111,250
1,550,000	Station Casinos LLC, 7.50%, 03/01/21	1,650,750
3,000,000	Stone Energy Corp., Cnv., 1.75%, 03/01/17	3,208,125
1,006,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	1,073,905
1,994,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	2,178,445
350,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	371,000
2,775,000	SunGard Data Systems, Inc., 6.63%, 11/01/19	2,906,813
375,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	412,031
650,000	Tenet Healthcare Corp., 6.25%, 11/01/18	718,250
1,850,000	Tenet Healthcare Corp., 8.00%, 08/01/20	2,021,125
1,250,000	Tenet Healthcare Corp., 8.13%, 04/01/22	1,364,063
13,000,000	TIBCO Software, Inc., 2.25%, 05/01/32	12,975,625
7,300,000	Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	6,246,063
1,000,000	TransDigm, Inc., 7.75%, 12/15/18	1,070,000
1,000,000	TransDigm, Inc., 7.50%, 07/15/21	1,082,500
1,500,000	TransUnion Holding Co., Inc., 8.13% cash or 8.88% payment-in-kind interest, 06/15/18(n)	1,578,750
1,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18	1,070,000
2,500,000	Unit Corp., 6.63%, 05/15/21	2,625,000
1,100,000	United Rentals North America, Inc., 7.38%, 05/15/20	1,219,625
1,900,000	United Rentals North America, Inc., 7.63%, 04/15/22	2,137,500
3,000,000	Universal Hospital Services, Inc., 7.63%, 08/15/20	3,172,500
1,000,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(g)	1,067,500

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$1,750,000		Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	$1,850,625
2,530,000		Vector Group Ltd., Cnv., 2.50%, 01/15/19(f)	3,068,293
2,650,000		ViaSat, Inc., 6.88%, 06/15/20	2,782,500
600,000		Virgin Media Finance Plc, 6.38%, 04/15/23(g)	612,000
1,150,000		Virgin Media Secured Finance Plc, 5.38%, 04/15/21(g)	1,152,875
900,000	(k)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(h)	1,512,428
14,000,000		Volcano Corp., Cnv., 1.75%, 12/01/17	14,035,000
5,000,000		Walter Investment Management Corp., Cnv., 4.50%, 11/01/19	4,834,375
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,112,500
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,416,250
4,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20(g)	4,412,500
675,000		West Corp., 8.63%, 10/01/18	728,156
1,825,000		West Corp., 7.88%, 01/15/19	1,964,156
500,000		Westmoreland Escrow Corp., 10.75%, 02/01/18(g)	541,250
1,000,000		Windstream Corp., 7.88%, 11/01/17	1,142,500
1,000,000		Windstream Corp., 8.13%, 09/01/18	1,067,500
1,000,000		Windstream Corp., 7.75%, 10/15/20	1,060,000
2,000,000		Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20	2,210,000
			663,624,098
Total Corporate Bonds (Cost $776,996,760)			794,116,624
GOVERNMENT BONDS — 5.0%
BRAZIL — 0.3%
9,490,000	(m)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,494,212
2,400,000	(m)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,092,382
Principal
Amount			Value
BRAZIL (continued)
$3,900,000	(m)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$1,519,370
			13,105,964
HUNGARY — 0.4%
133,100,000	(m)	Hungary Government Bond, 5.50%, 02/12/14	575,423
402,550,000	(m)	Hungary Government Bond, 6.75%, 08/22/14	1,770,131
61,000,000	(m)	Hungary Government Bond, 8.00%, 02/12/15	275,004
108,050,000	(m)	Hungary Government Bond, 7.75%, 08/24/15	494,549
96,000,000	(m)	Hungary Government Bond, 5.50%, 02/12/16	426,185
17,830,000	(m)	Hungary Government Bond, 5.50%, 12/22/16	79,190
85,800,000	(m)	Hungary Government Bond, 6.75%, 02/24/17	392,358
436,700,000	(m)	Hungary Government Bond, 6.75%, 11/24/17	2,005,304
12,440,000	(m)	Hungary Government Bond, 4.00%, 04/25/18	51,566
64,470,000	(m)	Hungary Government Bond, 5.50%, 12/20/18	281,349
103,830,000	(m)	Hungary Government Bond, 6.50%, 06/24/19	472,273
67,860,000	(m)	Hungary Government Bond, 7.50%, 11/12/20	322,561
110,830,000	(m)	Hungary Government Bond, 7.00%, 06/24/22	506,076
36,900,000	(m)	Hungary Government Bond, 6.00%, 11/24/23	157,955
7,430,000	(m)	Hungary Government Bond, 5.50%, 06/24/25	29,973
520,000	(m)	Hungary Government International Bond, 4.38%, 07/04/17(h)	728,484
5,100,000	(m)	Hungary Government International Bond, 6.00%, 01/11/19	7,497,471
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,124,400
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,185,450
			23,375,702
INDONESIA — 0.1%
3,590,000,000	(m)	Indonesia Treasury Bond, 9.00%, 09/15/18	302,048
20,080,000,000	(m)	Indonesia Treasury Bond, 12.80%, 06/15/21	1,994,021

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
INDONESIA (continued)
$33,160,000,000	(m)	Indonesia Treasury Bond, 12.90%, 06/15/22	$3,306,495
			5,602,564
IRELAND — 0.5%
17,995,160	(m)	Ireland Government Bond, 5.40%, 03/13/25	28,416,456
MALAYSIA — 0.6%
20,000	(m)	Bank Negara Malaysia Monetary Notes, 2.82%, 04/15/14(j)	5,942
2,150,000	(m)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/15/14(j)	637,267
8,960,000	(m)	Bank Negara Malaysia Monetary Notes, 2.84%, 05/27/14(j)	2,653,260
270,000	(m)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/09/14(j)	79,271
250,000	(m)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/18/14(j)	73,346
87,958,000	(m)	Malaysia Government Bond, 4.72%, 09/30/15	26,949,054
4,485,000	(m)	Malaysia Government Bond, 3.20%, 10/15/15	1,341,474
			31,739,614
MEXICO — 0.5%
8,832,000	(m)	Mexican Bonos, 7.00%, 06/19/14	668,753
10,587,000	(m)	Mexican Bonos, 6.00%, 06/18/15	812,781
91,413,000	(m)	Mexican Bonos, 8.00%, 12/17/15	7,324,243
43,680,000	(m)	Mexican Bonos, 6.25%, 06/16/16	3,425,516
36,000,000	(m)	Mexican Bonos, 7.25%, 12/15/16	2,895,717
23,900,000	(m)	Mexican Bonos, 7.75%, 12/14/17	1,956,087
1,059,200	(m)	Mexican Udibonos, 4.50%, 12/18/14	419,777
2,720,000	(m)	Mexican Udibonos, 5.00%, 06/16/16	1,138,291
2,712,000	(m)	Mexican Udibonos, 3.50%, 12/14/17	1,114,072
1,851,000	(m)	Mexican Udibonos, 4.00%, 06/13/19	780,566
1,465,000	(m)	Mexican Udibonos, 2.50%, 12/10/20	564,089
Principal
Amount			Value
MEXICO (continued)
$695,290,000	(m)	Mexico Cetes, 3.98%, 04/30/14(j)	$5,155,097
			26,254,989
PHILIPPINES — 0.2%
312,450,000	(m)	Philippine Government Bond, 9.13%, 09/04/16	8,002,505
26,300,000	(m)	Philippine Treasury Bill, 0.46%, 03/05/14(j)	579,580
114,490,000	(m)	Philippine Treasury Bill, 0.21%, 04/02/14(j)	2,518,957
18,620,000	(m)	Philippine Treasury Bill, 1.00%, 09/03/14(j)	405,927
			11,506,969
POLAND — 0.5%
4,280,000	(m)	Poland Government Bond, 5.50%, 04/25/15	1,399,962
739,000	(m)	Poland Government Bond, 5.50%, 04/25/15	241,722
7,481,000	(m)	Poland Government Bond, 2.97%, 07/25/15(j)	2,270,645
32,184,000	(m)	Poland Government Bond, 6.25%, 10/24/15	10,737,530
28,470,000	(m)	Poland Government Bond, 2.94%, 01/25/16(j)	8,483,193
8,188,000	(m)	Poland Government Bond, 2.71%, 01/25/17(f)	2,585,247
8,307,000	(m)	Poland Government Bond, 2.71%, 01/25/21(f)	2,564,048
			28,282,347
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(g)	1,555,400
3,280,000		Republic of Serbia, 7.25%, 09/28/21(g)	3,444,656
			5,000,056
SINGAPORE — 0.1%
9,400,000	(m)	Singapore Government Bond, 0.25%, 02/01/14	7,362,444
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(g)	2,860,000
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(g)	1,426,236
			4,286,236

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount			Value
SOUTH KOREA — 0.9%
$3,028,500,000	(m)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	$2,833,794
1,477,000,000	(m)	Korea Monetary Stabilization Bond, 2.55%, 05/09/14	1,379,707
625,530,000	(m)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	585,636
7,731,000,000	(m)	Korea Monetary Stabilization Bond, 2.57%, 06/09/14	7,221,376
11,704,200,000	(m)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	10,944,485
10,385,800,000	(m)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	9,710,788
6,039,800,000	(m)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,649,824
2,226,780,000	(m)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,081,361
312,000,000	(m)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	290,685
2,610,000,000	(m)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,439,647
5,276,320,000	(m)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,932,313
433,000,000	(m)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	404,992
1,641,520,000	(m)	Korea Treasury Bond, 3.25%, 12/10/14	1,541,081
			50,015,689
SRI LANKA — 0.1%
13,560,000	(m)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	101,801
264,000,000	(m)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,101,966
385,000,000	(m)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,071,233
			5,275,000
SWEDEN — 0.2%
50,720,000	(m)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	7,769,929
Principal
Amount			Value
UKRAINE — 0.3%
$200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(g)	$173,894
100,000	(m)	Ukraine Government International Bond, 4.95%, 10/13/15(g)	121,761
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(g)	180,040
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(g)	3,955,050
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(g)	1,166,062
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(g)	8,304,000
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(g)	1,335,100
			15,235,907
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(g)	1,726,563
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(g)	2,689,200
			4,415,763
Total Government Bonds (Cost $264,646,286)			267,645,629
ASSET-BACKED SECURITIES — 2.2%
UNITED STATES — 2.2%
4,787,450		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.51%, 03/25/36(f)	1,475,862
4,789,075		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.51%, 03/25/36(f)	1,476,364
23,687,236		Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.36%, 10/25/36(f)	15,496,917
9,765,372		Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.46%, 02/25/37(f)	6,174,881
4,884,740		Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.58%, 02/25/37(f)	2,870,126
8,250,000		Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.30%, 12/25/36(f)	4,776,030

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.38%, 12/25/36(f)	$3,327,655
3,055,056	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.32%, 09/25/46(f)	2,450,115
5,482,666	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(f)	5,078,531
1,779,311	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.33%, 09/25/37(f)	1,732,954
9,881,650	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.27%, 11/25/36(f)	5,255,852
3,598,454	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.31%, 11/25/36(f)	1,922,539
9,143,547	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.32%, 11/25/36(f)	4,674,909
7,171,832	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.31%, 03/25/37(f)	3,946,861
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.33%, 02/25/37(f)	5,265,093
10,831,297	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.32%, 08/25/36(f)	4,134,488
8,374,738	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.31%, 01/25/37(f)	4,068,788
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.53%, 10/25/35(f)	5,052,203
1,007,627	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(f)	777,646
5,682,611	Lehman XS Trust, Series 2007-1, Class 2A1, 5.81%, 02/25/37(f)	5,162,182
9,255,868	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.32%, 10/25/36(f)	4,586,351
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.40%, 06/25/36(f)	1,213,644
13,865,071	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.31%, 09/25/36(f)	7,192,368
4,817,128	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.39%, 11/25/36(f)	2,743,705
Principal
Amount		Value
UNITED STATES (continued)
$11,860,225	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.30%, 05/25/37(f)	$7,246,056
7,200,990	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,124,107
2,833,857	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(f)	3,003,000
4,908,065	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.37%, 06/25/37(f)	2,807,911

Total Asset-Backed Securities (Cost $107,492,615)		118,037,138

NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.8%
3,306,284	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.77%, 07/25/35(f)	3,237,150
3,799,071	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.73%, 03/25/37(f)	2,971,843
5,071,128	Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.61%, 05/25/35(f)	3,898,487
4,856,664	Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,933,478
5,482,596	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.57%, 11/25/35(f)	4,275,504
4,866,823	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	3,156,790
1,323,006	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.35%, 08/25/37(f)	1,209,149
2,647,871	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.09%, 12/25/35(f)	1,945,239
3,767,645	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,532,535
5,512,589	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	4,479,825
1,221,287	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.02%, 09/20/35(f)	1,140,960
1,976,884	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.69%, 02/20/36(f)	1,571,330

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,075,378	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.82%, 06/20/36(f)	$1,681,846
10,729,060	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.32%, 02/20/47(f)	8,722,576
4,062,140	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.38%, 07/20/36(f)	3,685,515
2,645,710	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.75%, 10/25/35(f)	2,396,715
11,933,580	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.37%, 05/25/47(f)	8,162,095
2,401,637	BCAP LLC Trust, Series 2007-AA3, Class 1A1B, 0.30%, 04/25/37(f)	2,098,486
6,163,871	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 4.70%, 03/27/47(f)(g)	5,733,223
2,764,576	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.86%, 07/25/36(f)(g)	2,711,917
3,875,927	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.12%, 04/26/37(f)(g)	3,728,814
5,119,344	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.47%, 02/25/36(f)	3,455,891
2,099,215	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.19%, 08/25/35(f)	1,834,828
9,501,607	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.38%, 02/25/36(f)	9,345,453
1,618,835	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.64%, 05/25/47(f)	1,372,831
10,061,194	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.50%, 05/25/37(f)	9,134,806
4,901,360	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.98%, 11/25/35(f)	3,815,976
5,022,082	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.60%, 04/25/36(f)	3,043,181
873,754	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.73%, 05/25/35(f)	834,047
1,105,288	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.38%, 06/25/36(f)	1,017,069
8,563,388	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(g)	6,796,666
1,186,482	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,077,550
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,221,705	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	$4,958,312
2,863,536	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.46%, 08/25/35(f)	2,451,870
5,892,372	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.47%, 08/25/35(f)	4,147,504
9,322,172	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.51%, 09/25/35(f)	7,977,057
7,194,411	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	6,478,536
1,910,160	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,698,787
3,953,540	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.49%, 12/25/35(f)	3,329,732
279,057	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.13%, 12/25/35(f)	240,077
7,025,949	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.61%, 04/25/35(f)	5,697,710
2,613,010	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,276,445
5,379,868	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.71%, 05/25/35(f)	4,443,092
7,358,818	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.51%, 05/25/36(f)	4,844,693
4,266,439	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,068,861
8,570,866	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,067,381
4,142,954	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,909,452
3,348,753	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.51%, 06/25/36(f)	2,328,209
3,348,753	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.99%, 06/25/36(f)	766,047
3,452,094	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,923,045

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,375,667	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	$1,189,616
3,478,963	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.56%, 03/25/36(f)	2,140,331
9,772,125	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,450,997
2,019,676	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,599,601
3,742,831	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,050,064
2,711,195	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,172,370
5,081,736	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,073,213
3,168,468	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,554,128
7,244,953	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,840,216
584,857	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	501,648
1,659,295	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.56%, 05/25/36(f)	1,198,470
9,051,243	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,419,724
1,996,344	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.54%, 08/25/36(f)	1,952,051
7,854,287	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.28%, 11/20/36(f)	4,536,417
8,701,522	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.35%, 08/25/46(f)	6,211,010
10,531,219	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 5.83%, 11/25/46(f)	7,424,510
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.44%, 10/25/46(f)	1,817,306
2,796,441	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.34%, 02/20/47(f)	1,994,184

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,287,365	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, 0.39%, 05/20/46(f)	$2,173,847
10,086,976	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.35%, 03/20/47(f)	7,711,905
3,679,802	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.37%, 05/25/36(f)	2,870,948
6,736,302	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.37%, 07/25/46(f)	4,825,360
11,361,798	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.99%, 06/25/46(f)	7,828,724
13,001,450	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.35%, 07/25/46(f)	10,604,298
12,576,514	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.34%, 11/25/36(f)	10,350,145
11,561,703	Countrywide Alternative Loan Trust, Series 2006-OC2, Class 2A3, 0.45%, 02/25/36(f)	7,587,198
8,493,742	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.28%, 11/25/36(f)	6,984,806
4,891,846	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	4,033,684
2,546,017	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,051,075
7,705,861	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	6,207,852
8,384,326	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,738,494
8,679,283	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	7,135,075
2,305,697	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,772,760
7,690,312	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 4.70%, 03/25/47(f)	6,401,816
6,325,903	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.29%, 03/25/47(f)	4,301,005
3,931,952	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,191,156

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,057,022	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	$985,930
3,598,446	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	3,185,105
14,848,616	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.09%, 04/25/46(f)	8,365,955
237,230	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	216,353
611,477	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	580,306
5,967,574	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.57%, 01/25/36(f)	4,835,312
2,099,724	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,952,878
6,629,795	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	5,962,570
5,280,650	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.40%, 03/20/36(f)	4,394,889
1,003,681	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	903,867
1,158,246	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,025,871
2,980,586	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.58%, 07/25/36(f)(g)	2,578,590
2,648,769	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-2, Class A16, 6.00%, 03/25/37	2,384,594
6,624,501	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	5,724,586
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,355,942	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.87%, 04/25/37(f)	$5,284,390
6,747,245	Countrywide Home Loan Mortgage Pass-Through Trust,Series 2005-HYB9, Class 2A1, 2.42%, 02/20/36(f)	5,531,087
1,097,839	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,038,624
5,278,438	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,237,350
2,534,005	Credit Suisse Mortgage Capital Certificates, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(g)	2,197,871
1,075,249	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.62%, 01/27/36(f)(g)	1,045,392
2,881,953	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 07/25/36(f)(g)	2,842,842
3,604,460	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.56%, 05/27/36(f)(g)	3,525,849
2,750,868	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.62%, 05/27/36(f)(g)	2,716,951
1,073,756	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.73%, 07/25/36(f)(g)	1,065,315
3,167,941	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.54%, 08/25/46(f)(g)	3,020,892
3,868,548	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 3.22%, 08/28/36(f)(g)	3,700,829
9,018,667	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 4.83%, 06/26/47(f)(g)	8,909,753
4,961,610	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.30%, 08/25/37(f)	3,953,870
5,216	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35(f)	4,554
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(f)(g)	3,864,657
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(f)(g)	4,810,737

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,500,000	FREMF Mortgage Trust, Series 2013-K28, Class C, 3.49%, 03/25/23(f)(g)	$2,974,911
1,639,390	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.97%, 11/19/35(f)	1,430,415
3,682,032	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.51%, 01/25/35(f)(g)	3,169,764
3,110,870	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.51%, 01/25/36(f)(g)	2,646,089
1,777,027	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.64%, 01/25/35(f)	1,745,291
2,728,116	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.85%, 05/25/35(f)	2,594,246
1,414,880	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.72%, 10/25/35(f)	1,369,858
5,267,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.68%, 09/25/35(f)	5,206,546
1,082,029	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,008,914
2,095,208	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,036,577
2,893,610	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.83%, 01/25/36(f)	2,486,149
2,997,932	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,698,234
6,809,943	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.68%, 08/19/36(f)	4,943,568
5,763,776	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.43%, 10/25/35(f)	5,056,889
2,663,685	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.40%, 04/25/37(f)	1,814,867
3,442,392	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.34%, 12/25/36(f)	2,941,876
2,209,505	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.72%, 04/25/47(f)	1,686,210
44,807	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.80%, 11/25/37(f)	41,384
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,065,520	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.72%, 06/25/36(f)	$3,495,586
5,770,564	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.59%, 04/25/36(f)	4,290,164
6,481,667	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.69%, 01/25/37(f)	5,336,622
2,335,787	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.22%, 03/25/37(f)	2,116,023
7,611,722	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.31%, 03/25/37(f)	6,410,461
7,402,832	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.18%, 10/25/37(f)	5,071,229
913,950	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	876,257
7,011,853	Lehman XS Trust, Series 2007-20N, Class A1, 1.31%, 12/25/37(f)	4,943,894
1,940,964	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.34%, 07/25/35(f)	1,627,188
2,781,459	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.51%, 05/25/35(f)(g)	2,359,853
2,313,917	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,031,518
1,828,593	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.06%, 02/25/36(f)	1,523,917
15,816,592	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 5B, 0.44%, 01/26/37(f)(g)	9,660,493
14,719,582	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.43%, 05/26/37(f)(g)	9,715,493
7,754,146	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(g)	7,439,464
3,291,794	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(g)	3,311,432
5,239,372	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,342,329
2,493,445	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,961,616

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,025,954	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.49%, 04/25/37(f)	$1,298,866
2,875,958	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.06%, 11/25/35(f)	2,415,082
462,790	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	417,480
9,173,997	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.63%, 08/25/36(f)	7,489,776
5,855,136	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.50%, 07/25/43(g)	5,692,612
4,985,028	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.40%, 05/25/35(f)	4,295,302
7,308,039	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.75%, 08/25/35(f)	6,879,829
5,085,120	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.48%, 10/25/36(f)	3,600,769
8,985,951	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.66%, 10/25/36(f)	6,948,455
8,489,519	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.39%, 02/25/36(f)	6,542,658
5,866,135	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.38%, 05/25/46(f)	3,767,485
7,964,094	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.51%, 06/25/35(f)(g)	6,935,128
962,802	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 3.18%, 02/25/37(f)	801,991
3,868,020	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.08%, 04/25/37(f)	3,262,587
1,283,711	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.10%, 04/25/37(f)	938,738
277,490	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.36%, 12/25/35(f)	259,767
10,075,878	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.43%, 12/25/45(f)	9,270,904
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,584,423	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 2.36%, 09/25/36(f)	$7,320,838
4,571,823	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A, 0.88%, 01/25/47(f)	3,745,547
6,924,549	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.14%, 02/25/46(f)	6,475,812
948,184	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 2.40%, 08/25/46(f)	815,266
3,028,153	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.27%, 07/25/37(f)	2,489,144
6,156,548	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.91%, 05/25/47(f)	5,346,173
2,998,871	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,500,896
7,071,614	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	5,174,486
6,196,621	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,531,975
2,871,530	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.10%, 08/25/46(f)	1,946,815
1,104,912	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.63%, 07/25/36(f)	1,074,676
1,739,561	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.63%, 04/25/36(f)	1,630,453
		684,587,195
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(f)(g)	899,938
1,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	979,076

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.07%, 02/12/51(f)	$5,597,594
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.17%, 02/12/51(f)(g)	980,613
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.86%, 06/15/38(f)	5,249,261
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(f)	4,124,419
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 02/15/51(f)	3,392,431
		21,223,332
Total Non-Agency Mortgage-Backed Securities (Cost $638,612,119)		705,810,527

U.S. GOVERNMENT AGENCIES — 30.7%
Federal Farm Credit Bank — 1.2%
67,000,000	0.01%, 02/04/14(o)	66,999,972

Federal Home Loan Bank — 29.5%
14,000,000	0.02%, 02/03/14(o)	14,000,000
3,000,000	0.02%, 02/03/14(o)	3,000,000
225,800,000	0.01%, 02/05/14(o)	225,799,784
19,000,000	0.02%, 02/05/14(o)	18,999,977
185,800,000	0.01%, 02/07/14(o)	185,799,707
10,000,000	0.01%, 02/07/14(o)	9,999,989
185,000,000	0.06%, 02/11/14(o)	184,997,533
190,000,000	0.02%, 02/12/14(o)	189,999,288
12,000,000	0.02%, 02/12/14(o)	11,999,565
136,000,000	0.02%, 02/14/14(o)	135,995,802
21,000,000	0.02%, 02/18/14(o)	20,999,788
3,000,000	0.03%, 02/18/14(o)	2,999,963
155,225,000	0.02%, 02/19/14(o)	155,223,959
5,000,000	0.02%, 02/19/14(o)	4,999,967
2,600,000	0.01%, 02/19/14(o)	2,599,988
137,700,000	0.07%, 02/21/14(o)	137,695,656
22,700,000	0.03%, 02/24/14(o)	22,699,568
43,000,000	0.05%, 02/25/14(o)	42,998,686
68,000,000	0.08%, 03/28/14(o)	67,991,991
5,000,000	0.05%, 04/04/14(o)	4,999,661
109,200,000	0.90%, 04/23/14(o)	109,190,390
11,000,000	0.09%, 04/26/14(o)	10,998,966
11,775,000	0.08%, 04/30/14(o)	11,773,870
2,400,000	0.08%, 04/30/14(o)	2,399,770
Principal Amount		Value
Federal Home Loan Bank (continued)
$4,000,000	0.11%, 05/21/14(o)	$3,999,404
		1,582,163,272
Total U.S. Government Agencies (Cost $1,649,155,295)		1,649,163,244
U.S. GOVERNMENT SECURITIES — 8.7%
U.S. Treasury Bills — 8.7%
50,000,000	0.02%, 02/06/14(o)	49,999,881
40,000,000	0.04%, 02/13/14(o)	39,999,606
52,000,000	0.03%, 02/27/14(o)	51,999,133
327,000,000	0.07%, 03/27/14(o)	326,965,756

Total U.S. Government Securities (Cost $468,964,376)		468,964,376

Shares
CASH SWEEP — 3.2%
UNITED STATES — 3.2%
171,859,647	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	171,859,647
Total Cash Sweep (Cost $171,859,647)		171,859,647
TOTAL INVESTMENTS — 99.0% (Cost $5,145,857,763)(a)		5,311,786,028

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		56,126,144
NET ASSETS — 100.0%		$5,367,912,172

Contracts		Value
CALL OPTIONS WRITTEN — (0.6)%
(1,250)	Abercrombie & Fitch Co., Strike $34.00, Expires 02/22/14	(262,500)
(1,000)	Abercrombie & Fitch Co., Strike $35.00, Expires 02/22/14	(146,000)
(1,000)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,435,000)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(665,000)
(1,250)	American International Group, Inc., Strike $47.00, Expires 01/17/15	(693,750)
(1,500)	American International Group, Inc., Strike $52.50, Expires 02/22/14	(39,000)
(150)	Apple, Inc., Strike $425.00, Expires 01/17/15	(1,297,500)
(100)	Apple, Inc., Strike $440.00, Expires 04/19/14	(618,500)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(1,848,375)

100

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Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts		Value
(4,975)	Bank of America Corp., Strike $10.00, Expires 01/17/15	$(3,457,625)
(1,500)	Campbell Soup Co., Strike $40.00, Expires 05/17/14	(397,500)
(250)	CF Industries Holdings, Inc., Strike $205.00, Expires 05/17/14	(797,500)
(3,000)	Cirrus Logic, Inc., Strike $15.00, Expires 01/17/15	(1,440,000)
(1,485)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(764,775)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(223,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 06/21/14	(80,000)
(3,500)	Francesca’s Holdings Corp., Strike $15.00, Expires 06/21/14	(1,750,000)
(1,750)	GameStop Corp., Strike $32.00, Expires 01/17/15	(1,163,750)
(2,000)	Gentiva Health Services, Inc., Strike $10.00, Expires 02/22/14	(340,000)
(4,500)	Genworth Financial, Inc., Strike $11.00, Expires 03/22/14	(1,800,000)
(2,000)	Inteliquent, Inc., Strike $7.50, Expires 06/21/14	(920,000)
(321)	Inteliquent, Inc., Strike $7.50, Expires 09/20/14	(150,870)
(350)	International Business Machines Corp., Strike $170.00, Expires 04/19/14	(337,750)
(2,500)	iShares MSCI Germany Index Fund, Strike $28.00, Expires 01/17/15	(775,000)
(2,250)	KBR, Inc., Strike $30.00, Expires 03/22/14	(585,000)
(342)	Liquidity Services, Inc., Strike $17.50, Expires 06/21/14	(232,560)
(2,500)	Liquidity Services, Inc., Strike $22.50, Expires 06/21/14	(875,000)
(999)	Marathon Petroleum Corp., Strike $62.50, Expires 04/19/14	(2,677,320)
(720)	Myriad Genetics, Inc., Strike $20.00, Expires 05/17/14	(568,800)
(2,500)	Performant Financial Corp., Strike $10.00, Expires 07/19/14	(237,500)
(868)	Seagate Technology Plc, Strike $36.00, Expires 03/22/14	(1,636,180)
(1,000)	Seagate Technology Plc, Strike $38.00, Expires 03/22/14	(1,670,000)
(1,000)	Seagate Technology Plc, Strike $43.00, Expires 03/22/14	(1,035,000)
(3,000)	ValueClick, Inc., Strike $18.00, Expires 03/22/14	(1,290,000)
Contracts		Value
(1,250)	Weight Watchers International, Inc., Strike $35.00, Expires 01/17/15	$(268,750)
Total Call Options Written
(Premiums received $(28,416,365))		(32,479,505)
Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 1.3%
121,330	American International Group, Inc., One purchased call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	358,908
$13,800,000	DAXK Index, One purchased call strike $4,570.3176, One written call strike $31.2287 on iShares MSCI Germany ETF, One written put strike $27.8828 with a barrier level strike of $22.306 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker JPMorgan Chase Bank(q)	454,384
2,415	DAXK Index, One purchased call strike $4,140.40, One written call strike $4,802.864, One written put strike $4,140.40 with a barrier level strike of $2,898.28, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	1,061,860
2,338	DAXK Index, One purchased call strike $4,277.00, One written call strike $4,833.01, One written put strike $4,277.00 with a barrier level strike of $2,993.90, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	817,828
2,299	DAXK Index, One purchased call strike $4,351.00, One written call strike $5,090.67, One written put strike $4,351.00 with a barrier level strike of $3,263.25 Expires 11/21/14, Broker Goldman Sachs Group, Inc.	795,888

101

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Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$5,000,000	DAXK Index, One purchased call strike $4,371.42, One written call strike $5,027.13, One written put strike $4,371.42 with a barrier level strike of $3,059.99, Expires 02/20/15, Broker Citibank N.A.	$320,673
8,566	DAXK Index, One purchased call strike $4,378.20, One written call strike $29.44 on iShares MSCI Germany ETF (1,426,941 contracts), One written put strike $26.28 with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs Group, Inc. with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs Group, Inc.(r)	2,082,892
$10,000,000	DAXK Index, One purchased call strike $4,394.80, One written call strike $5,054.02, One written put strike $4,394.80 with a barrier level strike of $3,296.10, Expires 12/19/14, Broker JPMorgan Chase Bank	629,115
2,262	DAXK Index, One purchased call strike $4,420.39, One written call strike $5,216.0602, One written put strike $4,420.39 with a barrier level strike of $3,094.273, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	816,105
$2,000,000	DAXK Index, One purchased call strike $4,444.72, One written call strike $26.5862 on iShares MSCI Germany ETF, One written put strike $26.5862 with a barrier level strike of $21.269 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	923,735
2,243	DAXK Index, One purchased call strike $4,458.16, One written call strike $5,171.47, One written put strike $4,458.16 with a barrier level strike of $3,299.04, Expires 10/17/14, Broker Credit Suisse Group AG	684,637
Contracts/ Notional Amount ($)		Value
$19,500,000	DAXK Index, One purchased call strike $4,465.18, One written call strike $30.0574 on iShares MSCI Germany ETF, One written put strike $26.837 with a barrier level strike of $21.47 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank(q)	$766,519
2,231	DAXK Index, One purchased call strike $4,482.00, One written call strike $5,154.30, One written put strike $4,482.00 with a barrier level strike of $3,316.68, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	641,807
3,274	DAXK Index, One purchased call strike $4,582.2208, One written call strike $5,223.7317, One written put strike $4,582.2208 with a barrier level strike of $3,299.199 Expires 01/16/15, Broker Goldman Sachs Group, Inc.	606,927
$29,600,000	DAXK Index, One purchased call strike $4,619.50, One written call strike $31.5401 on iShares MSCI Germany ETF, One written put strike $28.1608 with a barrier level strike of $22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank(q)	683,757
4,563	DAXK Index, One purchased call strike $4,821.0978, One written call strike $5,062.1527, One written put strike $4,821.0978 with a barrier level strike of $4,338.988 (2,074 contracts), Expires 06/20/14, Broker JPMorgan Chase Bank(r)	169,189
5,242	DAXK Index, One purchased call strike $4,961.4024, One written call strike $5,253.2496, One written put strike $4,864.12 with a barrier level strike of $4,377.708 (2,056 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(r)	54,075

102

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citigroup, Inc.	$1,844,639
3,839	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank	1,802,909
1,920	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,589.05, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	901,760
3,802	Euro STOXX 50 Index, One purchased call strike $2,630.00, Expires 03/16/18, One written put strike $2,630.00 with a barrier level strike of $1,693.72, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	1,675,279
3,764	Euro STOXX 50 Index, One purchased call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank	1,631,794
5,516	Euro STOXX 50 Index, One purchased call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank	2,126,164
5,505	Euro STOXX 50 Index, One purchased call strike $2,725,10, Expires 12/21/18, One written put strike $2,725.10 with a barrier level strike of $2,125.58, Expires 12/16/16, Broker Goldman Sachs Group, Inc.	1,037,285
Contracts/ Notional Amount ($)		Value
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,730.95, Expires 05/18/18, One written put strike $2,730.95 with a barrier level strike of $1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank	$1,218,229
$7,875,000	Euro STOXX 50 Index, One purchased call strike $2,797.2047, Expires 12/21/18, One written put strike $2,797.2047 with a barrier level strike of $2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank(q)	461,794
2,697	Euro STOXX 50 Index, One purchased call strike $2,799.80, One written call strike $3,275.77, One written put strike $2,799.80 with a barrier level strike of $1,959.86, Expires 12/19/14, Broker UBS AG	342,663
5,339	Euro STOXX 50 Index, One purchased call strike $2,810.00, Expires 06/15/18, One written put strike $2,810.00 with a barrier level strike of $1,968.00, Expires 06/19/15, Broker Goldman Sachs Group, Inc.	1,271,104
$10,600,000	Euro STOXX 50 Index, One purchased call strike $2,984.1745, One written call strike $3,193.0667, One written put strike $2,984.1745 with a barrier level strike of $2,655.915 ($5,000,000 notional amount) , Expires 08/15/14, Broker JPMorgan Chase Bank(q)	56,424
$15,975,000	Euro STOXX 50 Index, One purchased call strike $3,038.087, One written call strike $3,220.3722, One written put strike $3,038.087 with a barrier level strike of $2,673.517 ($7,500,000 notional amount) , Expires 06/20/14, Broker JPMorgan Chase Bank(q)	9,681

103

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$15,550,000	Euro STOXX 50 Index, One purchased call strike $3,088.1826, One written call strike $3,269.8404, One written put strike $3,027.63 with a barrier level strike of $2,724.867, Expires 07/18/14 ($5,000,000 notional amount), Broker JPMorgan Chase Bank Expires 07/18/14, Broker JPMorgan Chase Bank(q)	$18,845
36,862	Euro STOXX Banks Index, One purchased call strike $135.64, One purchased put strike $143.78, One written put strike $135.64 with a barrier level strike of $122.08 (978,001 contracts), Expires 07/18/14, Broker BNP Paribas(r)	328,388
2,403	FTSE 100 Index, One purchased call strike $6,648.65, One written call strike $7,114.0555, One written put strike $3,032.72 on Euro STOXX 50 Index with a barrier level strike of $2,729.448 (2,473 contracts), Expires 07/18/14, Broker JPMorgan Chase Bank(r)	(101,839)
2,587	FTSE 100 Index, One purchased call strike $6,832.7207, One written call strike $7,238.6249, One written put strike $6,765.07 with a barrier level strike of $6,156.2137 (1,478 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. Expires 05/16/14, Broker Goldman Sachs Group, Inc.(r)	(245,020)
169	FTSE MIB Borsa Italiana Index, One purchased call strike $17,805.73, One purchased put strike $19,230.19, One written put strike $17,983.79 with a barrier level strike of $16,025.20 (522,946 contracts), Expires 08/15/14, Broker BNP Paribas(r)	217,551
Contracts/ Notional Amount ($)		Value
324	FTSE MIB Index, One purchased call strike $19,288.8936, One written call strike $20,423.5344, One written put strike $18,910.68 with a barrier level strike of $17,019.612 (159 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. Expires 05/16/14, Broker Goldman Sachs Group, Inc.(r)	$97,846
254	FTSE MIB Index, One purchased call strike $19,658.97, One written call strike $20,815.38 (240 contracts), One written put strike $19,273.50 with a barrier level strike of $17,346.15 (259 contracts), Expires 07/18/14, Broker UBS AG (r)	62,519
918	IBEX 35 Index, One purchased call strike $10,015.8951, One written call strike $10,605.0654, One written put strike $9,819.505 with a barrier level strike of $8,837.5545 (306 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. (r)	84,059
$17,800,000	IBEX 35 Index, One purchased call strike $10,244.319, One written call strike $10,846.926, One written put strike $10,043.45 with a barrier level strike of $9,039.105 ($5,000,000 notional amount), Expires 07/18/14, Broker JPMorgan Chase Bank Expires 07/18/14, Broker JPMorgan Chase Bank(q)	30,090
913	IBEX 35 Index, One purchased call strike $9,356.236, One written call strike $10,004.688, One written put strike $9,263.60 with a barrier level strike of $8,337.24 (324 contracts) , Expires 08/15/14, Broker JPMorgan Chase Bank(r)	206,684

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$24,900,000	iShares China Large-Cap ETF Fund, One purchased call strike $35.10, One written call strike $36.855, One written put strike $35.10 with a barrier level strike of $31.59 ($5,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank(q)	$(63,954)
$15,500,000	iShares China Large-Cap ETF Fund, One purchased call strike $36.601, One written call strike $39.1631, One written put strike $36.601 with a barrier level strike of $32.9409 ($5,000,000 notional amount), Expires 11/21/14, Broker Citigroup, Inc.(q)	(293,329)
$14,350,000	iShares China Large-Cap ETF Fund, One purchased call strike $37.6578, One written call strike $40.2938, One written put strike $37.6578 with a barrier level strike of $33.892 ($5,000,000 notional amount), Expires 09/19/14, Broker Citigroup, Inc.(q)	(423,684)
295,805	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $33.8060, One written call strike $38.8769, One written put strike $33.8060 with a barrier level strike of $22.9881, Expires 08/15/14, Broker Citigroup, Inc.	126,452
288,480	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.6644, One written call strike $39.5174, One written put strike $34.6644 with a barrier level strike of $23.9184, Expires 09/19/14, Broker Citigroup, Inc.	(95,189)
427,270	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $37.33, One written call strike $39.94, One written put strike $37.33 with a barrier level strike of $33.97 (133,941 contracts), Expires 10/17/14, Broker UBS AG(r)	(367,276)
Contracts/ Notional Amount ($)		Value
$5,000,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.3163, One written call strike $44.8301, One written put strike $38.3163 with a barrier level strike of $30.653, Expires 01/16/15, Broker Citibank N.A.	$(486,160)
$7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.5495, One written call strike $43.9464, One written put strike $38.5495 with a barrier level strike of $26.2137, Expires 02/20/15, Broker Citibank N.A.	(737,887)
$16,450,000	iShares MSCI Brazil Index Fund, One purchased call strike $42.4224, One written call strike $44.5435, One written put strike $42.4224 with a barrier level strike of $38.1802 ($5,000,000 notional amount), Expires 08/15/14, Broker Citigroup, Inc.(q)	(360,829)
172,859	iShares MSCI EAFE Index Fund, One purchased call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citigroup, Inc.	757,573
177,462	iShares MSCI EAFE Index Fund, One purchased call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse Group AG	1,113,238
174,767	iShares MSCI EAFE Index Fund, One purchased call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citigroup, Inc.	827,110
173,220	iShares MSCI EAFE Index Fund, One purchased call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse Group AG	892,994

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
259,023	iShares MSCI EAFE Index Fund, One purchased call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	$1,191,940
345,352	iShares MSCI EAFE Index Fund, One purchased call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	1,559,518
170,329	iShares MSCI EAFE Index Fund, One purchased call strike $58.71, One written call strike $65.17, One written put strike $58.71 with a barrier level strike of $41.10, Expires 08/15/14, Broker UBS AG	516,736
167,448	iShares MSCI EAFE Index Fund, One purchased call strike $59.72, One written call strike $69.28, One written put strike $59.72 with a barrier level strike of $41.80, Expires 09/19/14, Broker UBS AG	540,334
164,799	iShares MSCI EAFE Index Fund, One purchased call strike $60.68, One written call strike $69.18, One written put strike $60,68 with a barrier level strike of $43.69, Expires 11/21/14, Broker UBS AG	328,354
249,376	iShares MSCI EAFE Index Fund, One purchased call strike $60.75, One written put strike $54.74, Expires 03/21/14, Broker UBS AG	847,567
249,367	iShares MSCI EAFE Index Fund, One purchased call strike $60.7538, One written put strike $55.9416, Expires 02/21/14, Broker Citigroup, Inc.	779,858
243,704	iShares MSCI EAFE Index Fund, One purchased call strike $61.55, One written call strike $70.7825, One written put strike $61.55 with a barrier level strike of $43.085, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	472,741
409,165	iShares MSCI EAFE Index Fund, One purchased call strike $61.71, One written put strike $56.82, Expires 02/21/14, Broker UBS AG	924,845
Contracts/ Notional Amount ($)		Value
238,398	iShares MSCI EAFE Index Fund, One purchased call strike $62.92, One written call strike $72.358, One written put strike $62.92 with a barrier level strike of $44.044, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$261,746
157,381	iShares MSCI EAFE Index Fund, One purchased call strike $63.54, One written call strike $73.07, One written put strike $63.54 with a barrier level strike of $46.38, Expires 10/17/14, Broker UBS AG	60,808
$27,200,000	iShares MSCI EAFE Index Fund, One purchased call strike $66.8659, One written call strike $70.2092, One written put strike $66.8659 with a barrier level strike of $60.1793 ($10,000,000 notional amount), Expires 01/16/15, Broker Citigroup, Inc.(q)	(516,553)
269,408	iShares MSCI EAFE Index Fund, One purchased call strike $67.3922, One written call strike $71.3565, One written put strike $66.0708 with a barrier level strike of $59.4637 (151,353 contracts), Expires 06/20/14, Broker Goldman Sachs Group, Inc.(r)	(223,034)
169,627	iShares MSCI Emerging Markets ETF, One purchased call strike $41.267, One purchased put strike $43.33, One written put strike $41.267 with a barrier level strike of $37.14 (508,881 contracts), Expires 02/21/14, Broker BNP Paribas(r)	(211,311)
354,244	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citigroup, Inc.	(975,086)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$11,600,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $36.7112, One written call strike $39.6481, One written put strike $36.7112 with a barrier level strike of $23.8623 ($5,000,000 notional amount), Expires 12/23/14, Broker Citigroup, Inc.(q)	$382,753
134,553	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.16, One written call strike $42.73, One written put strike $37.16 with a barrier level strike of $23.41, Expires 08/15/14, Broker UBS AG	167,395
132,240	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.81, One written call strike $43.48, One written put strike $37.81 with a barrier level strike of $23.82, Expires 09/19/14, Broker UBS AG	104,707
$11,400,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $38.44, One written call strike $40.7464, One written put strike $38.44 with a barrier level strike of $34.596 ($5,000,000 notional amount), Expires 08/15/14, Broker JPMorgan Chase Bank(q)	(23,141)
$5,750,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.31, One written call strike $42.4548, One written put strike $38.5238 with a barrier level strike of $28.6963 ($2,500,000 notional amount), Expires 07/18/14, Broker Citigroup, Inc.(q)	40,981
254,194	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.34, One written call strike $42.49, One written put strike $38.55 with a barrier level strike of $28.715 (127,097 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.(r)	51,950
Contracts/ Notional Amount ($)		Value
126,390	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.56, One written call strike $46.29, One written put strike $39.56 with a barrier level strike of $29.67, Expires 08/15/14, Broker UBS AG	$(81,104)
233,918	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	(710,428)
233,504	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.8259, One written call strike $49.678, One written put strike $42.8259 with a barrier level strike of $29.122, Expires 12/19/14, Broker JPMorgan Chase Bank	(722,765)
348,691	iShares MSCI EMU ETF Index Fund, One purchased call strike $39.72, One written call strike $42.10, One written put strike $39.72 with a barrier level strike of $35.75 (125,881 contracts), Expires 07/18/14, Broker Credit Suisse Group AG(r)	(35,592)
476,070	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.28, One written call strike $42.65, One written put strike $39.49 with a barrier level strike of $35.54 (126,614 contracts), Expires 12/19/14, Broker Credit Suisse Group AG(r)	(12,392)
322,191	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.3487, One written call strike $42.7696, One written put strike $40.3487 with a barrier level strike of $36.3138 (123,920 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(r)	(236,910)

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
380,068	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.44, One written call strike $43.93, One written put strike $41.44 with a barrier level strike of $37.30 (120,656 contracts), Expires 12/31/14, Broker Credit Suisse Group AG(r)	$(267,388)
135,426	iShares MSCI Mexico Index Fund, One purchased call strike $73.8412, One written call strike $84.9174, One written put strike $73.8412 with a barrier level strike of $54.6425, Expires 10/17/14, Broker Citigroup, Inc.	(1,240,579)
120,327	iShares MSCI Mexico Index Fund, One purchased call strike $62.33, One written call strike $72.9261, One written put strike $62.33 with a barrier level strike of $43.631, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	84,897
118,427	iShares MSCI Mexico Index Fund, One purchased call strike $63.33, One written call strike $74.0961, One written put strike $63.33 with a barrier level strike of $42.4311, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	(5,916)
112,613	iShares MSCI Mexico Index Fund, One purchased call strike $66.60, One written call strike $77.922, One written put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	(268,023)
73,503	iShares MSCI Mexico Index Fund, One purchased call strike $68.0243, One written call strike $78.9082, One written put strike $68.0243 with a barrier level strike of $47.617, Expires 11/21/14, Broker Citibank N.A.	(258,440)
137,269	iShares MSCI Mexico Index Fund, One purchased call strike $72.85, One written call strike $83.78, One written put strike $72.85 with a barrier level strike of $54.6375, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(1,012,648)
Contracts/ Notional Amount ($)		Value
214,341	iShares MSCI South Korea Index Fund, One purchased call strike $60.6511, One written call strike $63.6837, One written put strike $60.6511 with a barrier level strike of $54.586 (82,439 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	$(107,143)
$11,300,000	iShares MSCI South Korea Index Fund, One purchased call strike $65.5857, One written call strike $68.8650, One written put strike $65.5857 with a barrier level strike of $59.0271 ($5,000,000 notional amount), Expires 05/16/14, Broker Citibank N.A. Expires 05/16/14, Broker Citibank N.A.(q)	(366,068)
27,208	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.50, One purchased put strike $243.50 (20,534 contracts), One written put strike $54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.374 (182,414 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(r)	390,779
53,312	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.85, One purchased put strike $243.85 (41,009 contracts), One written put strike $55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.521 (363,438 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(r)	735,436
41,412	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $244.50, One purchased put strike $244.50 (30,675 contracts), One written put strike $55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.80 (270,612 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(r)	550,795

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
55,422	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $247.20, One purchased put strike $247.20 (40,454 contracts), One written put strike $55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of $44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs Group, Inc.(r)	$598,723
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $240.839474, One purchased put strike $240.839474 ($7,500,000 notional amount), One written put strike $54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank(q)	590,147
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $242.54, One purchased put strike $242.54 ($7,500,000 notional amount), One written put strike $55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank(q)	572,462
$13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $250.0589, One purchased put strike $250.0589 ($10,000,000 notional amount), One written put strike $56.705 on iShares MSCI South Korea Capped ETF with a barrier level strike of $45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank(q)	410,261
Contracts/ Notional Amount ($)		Value
$5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.4225, One written call strike $68.8445 on iShares MSCI South Korea Capped ETF, One written put strike $61.4683 with a barrier level strike of $49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	$(360,505)
$10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.62, One written call strike $69.0719 on iShares MSCI South Korea Capped ETF, One written put strike $61.6713 with a barrier level strike of $49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A	(727,616)
236,821	Market Vectors Oil Service ETF, One purchased call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	542,154
367,002	Market Vectors Russia ETF, One purchased call strike $27.2478, One written call strike $31.6074, One written put strike $27.2478 with a barrier level strike of $19.0735, Expires 09/19/14, Broker Citigroup, Inc.	(378,120)
360,061	Market Vectors Russia ETF, One purchased call strike $27.7731, One written call strike $32.4945, One written put strike $27.7731 with a barrier level strike of $19.4412, Expires 10/17/14, Broker Citigroup, Inc.	(592,462)
610,005	Market Vectors Russia ETF, One purchased call strike $24.59, One written call strike $29.02, One written put strike $24.59 with a barrier level strike of $15.49, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	693,650

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
199,675	Market Vectors Russia ETF, One purchased call strike $25.0407, One written call strike $28.7968, One written put strike $25.0407 with a barrier level strike of $16.276, Expires 09/19/14, Broker JPMorgan Chase Bank	$159,559
198,416	Market Vectors Russia ETF, One purchased call strike $25.1996, One written call strike $29.4835, One written put strike $25.1996 with a barrier level strike of $15.876, Expires 08/15/14, Broker JPMorgan Chase Bank	197,730
378,215	Market Vectors Russia ETF, One purchased call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(147,308)
187,829	Market Vectors Russia ETF, One purchased call strike $26.62, One written call strike $31.15, One written put strike $26.62 with a barrier level strike of $17.30, Expires 10/17/14, Broker UBS AG	(19,720)
376,006	Market Vectors Russia ETF, One purchased call strike $28.59, One written call strike $30.31, One written put strike $28.59 with a barrier level strike of $25.73 (174,886 contracts), Expires 03/21/14, Broker Credit Suisse Group AG(r)	(413,939)
433,437	Market Vectors Russia ETF, One purchased call strike $29.07, One written call strike $30.81, One written put strike $29.07 with a barrier level strike of $26.16 (171,999 contracts), Expires 05/16/14, Broker Credit Suisse Group AG(r)	(498,375)
169,023	Market Vectors Russia ETF, One purchased call strike $29.5817, One written call strike $34.3148, One written put strike $29.5817 with a barrier level strike of $19.2281, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	(594,604)
Contracts/ Notional Amount ($)		Value
$30,000,000	MSCI EAFE Index, One purchased call strike $1,641.42, One written put strike $1,641.42 with a barrier level strike of $1,329.55, Expires 03/31/14, Broker Goldman Sachs Group, Inc.	$2,158,496
35,471	MSCI Singapore Free Index, One purchased call strike $358.0345, One written call strike $375.9362, One written put strike $358.0345 with a barrier level strike of $322.2311 (1,777,999 contracts), Expires 01/16/15, Broker BNP Paribas(r)	(370,057)
8,310	Russell 2000 Index, One purchased call strike $1,098.1954, One written call strike $1,153.1052, One written put strike $1,098.1954 with a barrier level strike of $988.3759 (4,553 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc.(r)	139,524
12,108	Russell 2000 Index, One purchased call strike $1,102.58, One written call strike $1,157.71, One written put strike $1,102.58 with a barrier level strike of $992.32 (6,802 contracts), Expires 04/17/14, Broker Credit Suisse Group AG (r)	248,681
$18,800,000	Russell 2000 Index, One purchased call strike $1,105.16, One written call strike $1,215.676, One written put strike $1,105.16 with a barrier level strike of $994.644 ($10,000,000 notional amount), Expires 12/19/14, Broker Citigroup, Inc.(q)	248,784
6,736	Russell 2000 Index, One purchased call strike $1,113.40, One purchased put strike $1,169.07, One written put strike $1,113.40 with a barrier level strike of $1,002.06 (798,750 contracts), Expires 06/20/14, Broker BNP Paribas(r)	160,269

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$9,700,000	Russell 2000 Index, One purchased call strike $1,125.9547, One written call strike $1,193.512, One written put strike $1,125.9547 with a barrier level strike of $1,013.3592 ($5,000,000 notional amount), Expires 07/18/14, Broker Citigroup, Inc.(q)	$49,585
10,921	Russell 2000 Index, One purchased call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	1,141,834
10,676	Russell 2000 Index, One purchased call strike $936.65, One written call strike $1,077.15, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	1,039,931
10,618	Russell 2000 Index, One purchased call strike $941.80, One written call strike $1,083.07, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	1,064,046
10,536	Russell 2000 Index, One purchased call strike $949.1365, One written call strike $1,082.0156, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase Bank	962,819
3,094	S&P 500 Index, One purchased call strike $1,616.20, One written call strike $1,810.144, One written put strike $1,616.20 with a barrier level strike of $1,179.826, Expires 09/19/14, Broker Citigroup, Inc.	315,094
Contracts/ Notional Amount ($)		Value
$15,100,000	S&P 500 Index, One purchased call strike $1,789.8608, One written put strike $38.1726 on iShares MSCI Emerging Markets Index Fund with a barrier level strike of $33.5919 ($10,000,000 notional amount), Expires 12/19/14, Broker Citigroup, Inc.(q)	$(50,151)
$10,000,000	S&P 500 Index, One purchased call strike $1,790.45, One written put strike $1,790.45 with a barrier level strike of $1,594.40, Expires 11/21/14, Broker Citigroup, Inc.	(62,165)
$5,375,000	S&P 500 Index, One purchased call strike $1,795.30, One written put strike $1,745.7454 with a barrier level strike of $1,615.77 ($5,000,000 notional amount), Expires 01/16/15, Broker Citigroup, Inc.(q)	(46,011)
$5,000,000	S&P 500 Index, One purchased call strike at $1,650.2144, One written call strike $1,864.7422, One written put strike $47.6938 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $33.3857, Expires 07/18/14, Broker Citigroup, Inc.	284,117
$21,800,000	S&P 500 Index, One purchased call strike at $1,659.9035, One written call strike $1,859.0919, One written put strike $61.3945 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike at $41.7483 ($10,000,000 notional amount), Expires 07/18/14, Broker Citigroup, Inc.	1,335,232
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20 One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker UBS AG	1,095,597
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	(1,089,525)

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
13,222	S&P 500 Index, One purchased call strike $1,512.57, One written put strike $1,512.57 with a barrier level strike of $1,058.799, Expires 02/27/14, Broker JPMorgan Chase Bank	$(4,338)
6,435	S&P 500 Index, One purchased call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	883,920
3,147	S&P 500 Index, One purchased call strike $1,588.75, One written call strike $1,842.95, One written put strike $1,588.75 with a barrier level strike of $1,175.68, Expires 08/15/14, Broker UBS AG	473,504
9,370	S&P 500 Index, One purchased call strike $1,600.80, One written call strike $1,840.92, One written put strike $1,600.80 with a barrier level strike of $1,200.60, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	1,212,406
3,086	S&P 500 Index, One purchased call strike $1,620.22, One written call strike $1,798.45, One written put strike $1,620.22 with a barrier level strike of $1,198.97, Expires 09/19/14, Broker Credit Suisse Group AG	293,212
12,319	S&P 500 Index, One purchased call strike $1,623.45, One written call strike $1,834.4985, One written put strike $1,623.45 with a barrier level strike of $1,201.353, Expires 10/17/14, Broker JPMorgan Chase Bank	1,248,997
9,186	S&P 500 Index, One purchased call strike $1,632.87, One written call strike $1,894.1292, One written put strike $1,632.87 with a barrier level strike of $1,208.324, Expires 10/17/14, Broker JPMorgan Chase Bank	1,069,744
Contracts/ Notional Amount ($)		Value
3,054	S&P 500 Index, One purchased call strike $1,637.2681, One written call strike $1,882.8583, One written put strike $1,637.2681 with a barrier level strike of $1,146.0877, Expires 02/20/15, Broker Goldman Sachs Group, Inc.	$271,051
9,143	S&P 500 Index, One purchased call strike $1,640.70, One written call strike $1,870.40, One written put strike $1,640.70 with a barrier level strike of $1,197.711, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	866,174
12,148	S&P 500 Index, One purchased call strike $1,646.55, One written call strike $1,844.136 (6,074 contracts), One written put strike $53.4765 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.1975 (196,348 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.(r)	1,132,139
12,091	S&P 500 Index, One purchased call strike $1,654.16, One written call strike $1,918.82, One written put strike $1,654.16 with a barrier level strike of $1,273.70, Expires 11/21/14, Broker Credit Suisse Group AG	1,155,018
6,044	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,869.811, One written put strike $1,654.70 with a barrier level strike of $1,207.931, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	544,349
12,087	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,886.358, One written put strike $1,654.70 with a barrier level strike of $1,257.572, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	1,004,668

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
9,057	S&P 500 Index, One purchased call strike $1,656.24, One written call strike $1,854.99 (6,038 contracts), One written put strike $33.60 on SPDR S&P Homebuilders ETF with a barrier level strike of $22.40 (312,500 contracts), Expires 07/18/14, Broker UBS AG(r)	$904,468
9,056	S&P 500 Index, One purchased call strike $1,656.375, One written call strike $1,855.14 (6,037 contracts), One written put strike $33.6205 (312,310 contracts) on SPDR S&P Homebuilders ETF with a barrier level strike of $22.414, Expires 07/18/14, Broker JPMorgan Chase Bank(r)	921,065
18,106	S&P 500 Index, One purchased call strike $1,657.00, One written call strike $1,855.84 (9,053 contracts), One written put strike $54.348 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.82 (289,800 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.(r)	1,442,567
3,016	S&P 500 Index, One purchased call strike $1,657.56, One written call strike $1,873.04, One written put strike $1,657.56 with a barrier level strike of $1,210.02, Expires 10/17/14, Broker UBS AG	263,946
18,097	S&P 500 Index, One purchased call strike $1,657.7316, One written call strike $1,856.6594 (12,065 contracts), One written put strike $53.6198 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $35.7466 (391,646 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	1,318,995
9,016	S&P 500 Index, One purchased call strike $1,680.29, One written put strike $1,547.19, Expires 02/21/14, Broker Citibank N.A.	938,457
Contracts/ Notional Amount ($)		Value
4,447	S&P 500 Index, One purchased call strike $1,686.50, Expires 02/21/14, One written put strike $44.80 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $27.776 (167,411 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(r)	$336,049
14,689	S&P 500 Index, One purchased call strike $1,701.98, One written put strike $1,059.8375 on Russell 2000 Index with a barrier level strike of $911.46 (23,589 contracts), Expires 04/17/14, Broker JPMorgan Chase Bank (r)	1,219,790
22,902	S&P 500 Index, One purchased call strike $1,742.23, One written call strike $1,829.34, One written put strike $1,742.23 with a barrier level strike of $1,568.01 (17,219 contracts), Expires 04/17/14, Broker Credit Suisse Group AG (r)	768,522
25,982	S&P 500 Index, One purchased call strike $1,743.54, One written call strike $1,830.717, One written put strike $1,743.54 with a barrier level strike of $1,569.186 (17,206 contracts), Expires 05/16/14, Broker JPMorgan Chase Bank (r)	725,145
$8,050,000	S&P 500 Index, One purchased call strike $1,745.7454, One written call strike $1,833.0327, One written put strike $1,745.7454 with a barrier level strike of $1,588.6283 ($5,000,000 notional amount), Expires 05/16/14, Broker Citibank N.A.(q)	117,161
10,774	S&P 500 Index, One purchased call strike $1,763.53, One written call strike $1,869.34, One written put strike $1,763.53 with a barrier level strike of $1,587.18 (5,670 contracts), Expires 07/18/14, Broker Credit Suisse Group AG (r)	249,915

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
5,625	S&P 500 Index, One purchased call strike $1,778.0724, One written put strike $1,778.0724 with a barrier level strike of $1,638.1381, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	$3,885
4,718	S&P 500 Index, One purchased call strike $1,780.38, One written call strike $1,905.0066, One written put strike $1,780.38 with a barrier level strike of $1,602.342 (2,808 contracts), Expires 09/19/14, Broker JPMorgan Chase Bank(r)	38,961
7,254	S&P 500 Index, One purchased call strike $1,788.76, One written call strike $1,896.09, One written put strike $1,788.76 with a barrier level strike of $1,609.88 (4,193 contracts), Expires 08/15/14, Broker Credit Suisse Group AG(r)	42,079
8,108	S&P 500 Index, One purchased call strike $1,825.35, One written call strike $2,007.89, One written put strike $1,825.35 with a barrier level strike of $1,697.58 (5,478 contracts), Expires 12/19/14, Broker Credit Suisse Group AG(r)	(231,292)
32,532	S&P 500 Index, One purchased call strike $1,844.35, One written put strike $1,844.35 with a barrier level strike of $1,677.44, Expires 10/17/14, Broker Credit Suisse Group AG	(1,841,842)
5,947	S&P 500 Index, One purchased call strike at $1,681.50, Expires 02/21/14, One written put strike $45.9757 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $28.5049 (217,506 contracts), Expires 10/17/14, Broker Citigroup, Inc.(r)	436,980
6,435	S&P 500 Index, One written call strike $1,554.10, One purchased call strike $1,756.13, One purchased put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(876,486)
Contracts/ Notional Amount ($)		Value
32,795	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $152.46, One purchased put strike $152.46, One written put strike $91.0135 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $77.361 (109,874 contracts), Expires 06/20/14, Broker JPMorgan Chase & Co.	$324,110
64,927	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $154.02, One written put strike $221.8135 (45,083 contracts) on SPDR S&P MidCap 400 ETF Trust with a barrier level strike of $186.989, Expires 04/08/14, Broker JPMorgan Chase & Co.(r)	357,313
323,394	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $154.61, One written put strike $143.785, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	998,974
$6,500,001	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $156.73, One written put strike $58.82 on iShares MSCI South Korea Index Fund with a barrier level strike of $52.938 ($5,000,000 notional amount), Expires 06/20/14, Broker JPMorgan Chase & Co.(q)	(73,330)
215,301	SPDR S&P Dividend ETF , One purchased call strike $69.67, One written call strike $1,857.8622 on S&P 500 Index, One written put strike $63.5775 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $39.3575, Expires 06/30/14, Broker Goldman Sachs Group, Inc. with a barrier level strike of $39.3575 (165,153 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.	334,662

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
317,619	SPDR S&P Dividend ETF , One purchased call strike $69.895, One written call strike $1,780.2069 on S&P Index, One written put strike $64.1729 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $42.7819, with a barrier level strike of $42.7819 (163,621 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.	$297,778
331,658	SPDR S&P Homebuilders ETF, One purchased call strike $30.1515, One written call strike $34.0712, One written put strike $30.1515 with a barrier level strike of $21.7091, Expires 07/18/14, Broker Citigroup, Inc.	443,095
617,431	SPDR S&P Homebuilders ETF, One purchased call strike $32.3923, One written call strike $35.6315, One written put strike $32.3923 with a barrier level strike of $19.4354, Expires 01/16/15, Broker Citigroup, Inc.	(272,747)
359,998	SPDR S&P Homebuilders ETF, One purchased call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase Bank	1,074,670
339,055	Taiwan Stock Exchange Weighted Index, One purchased call strike $8,612.54, One written call strike $14.7487 on iShares MSCI Taiwan ETF Fund (6,941,280 contracts), One written put strike $14.0464 on iShares MSCI Taiwan ETF Fund with a barrier level strike Expires 01/05/15, Broker Goldman Sachs Group, Inc.(r)	(266,234)
Contracts/ Notional Amount ($)		Value
8,966	TOPIX 100 Index, One purchased call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65 (10,704 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	$618,427
8,868	TOPIX 100 Index, One purchased call strike $1,127.60, One written call strike $1,296.74, One written put strike $1,570.70 on S&P 500 Index with a barrier level strike of $1,178.025 (6,367 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	672,973
17,540	TOPIX 100 Index, One purchased call strike $1,140.26, One written call strike $1,311.299, One written put strike $949.35 on Russell 2000 Index with a barrier level strike of $712.00 (21,067 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	1,202,917
13,055	TOPIX 100 Index, One purchased call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87 (9,592 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(r)	863,620
8,696	TOPIX 100 Index, One purchased call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85 (6,325 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(r)	647,020
8,416	TOPIX 100 Index, One purchased call strike $1,188.34, One written call strike $1,427.00, One written put strike $980.30 on Russell 2000 Index with a barrier level strike of $725.422 (10,201 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.(r)	529,390

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
11,952	TOPIX 100 Index, One purchased call strike $1,255.00, One written call strike $1,568.75, One written put strike $986.55 on Russell 2000 Index with a barrier level strike of $739.9125 (15,205 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(r)	$389,283
7,727	TOPIX 100 Index, One purchased call strike $1,294.17, One written call strike $1,514.18, One written put strike $907.50 on Russell 2000 Index with a barrier level strike of $630.712 (11,019 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(r)	824,663
10,661	TOPIX 100 Index, One purchased call strike $1,407.00, One written call strike $1,688.40, One written put strike $988.15 on Russell 2000 Index with a barrier level strike of $741.00 (15,180 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(r)	605,340
$10,000,000	TOPIX Index, One purchased call strike $1,080.30, One written call strike $1,242.345, One written put strike $1,558.85 on S&P 500 Index with a barrier level strike of $1,200.315, Expires 07/11/14, Broker JPMorgan Chase Bank	872,193
6,332	TOPIX Index, One purchased call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	586,923
$14,200,000	USD/CAD foreign exchange rate, One purchased call strike $1.07, One written call strike $1.13, One written put strike $1.065 with a barrier level strike of $1.03 ($10,000,000 notional amount), Expires 12/31/14, Broker JPMorgan Chase Bank(q)	358,846
Contracts/ Notional Amount ($)		Value
$14,000,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($10,000,000 notional amount), Expires 11/26/14, Broker Goldman Sachs Group, Inc.(q)	$296,745
$7,600,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($5,000,000 notional amount), Expires 11/26/14, Broker JPMorgan Chase Bank(q)	173,788
$7,400,000	USD/CAD foreign exchange rate, One purchased call strike $1.0752, One written call strike $1.1323, One written put strike $1.0644 with a barrier level strike of $1.0137 ($5,000,000 notional amount), Expires 12/08/14, Broker JPMorgan Chase Bank(q)	180,063
$66,500,000	USD/EUR foreign exchange rate, One purchased call strike $1.33, One written put strike $1.33, Expires 10/06/14, Broker Goldman Sachs Group, Inc.	1,303,846
$17,200,000	USD/EUR foreign exchange rate, One purchased call strike $1.37, One written call strike $1.28, One written put strike $1.375 with a barrier level strike of $1.42 ($10,000,000 notional amount), Expires 12/15/14, Broker Goldman Sachs Group, Inc.(q)	195,111
$17,300,000	USD/EUR foreign exchange rate, One purchased call strike $1.375, One written call strike $1.29, One written put strike $1.3805 with a barrier level strike of $1.425 ($10,000,000 notional amount), Expires 12/02/14, Broker Goldman Sachs Group, Inc.(q)	227,541

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
$25,000,000	USD/RUB foreign exchange rate, One purchased call strike $34.31, One written put strike $36.30, Expires 04/25/14, Broker Goldman Sachs Group, Inc.	$(294,397)
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.9039, One written call strike $63.6066, One written put strike $53.9039 with a barrier level strike of $37.7327, Expires 02/20/15, Broker Citibank N.A.	421,839
$5,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.963, One written call strike $62.5971, One written put strike $53.963 with a barrier level strike of $37.7741, Expires 12/19/14, Broker Citibank N.A.	170,938
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $54.5083, One written call strike $62.6846, One written put strike $54.5083 with a barrier level strike of $39.246, Expires 12/19/14, Broker Citibank N.A.	434,557
360,234	Vanguard FTSE Europe ETF, One purchased call strike $55.5194, One written call strike $63.8473, One written put strike $55.5194 with a barrier level strike of $38.864, Expires 01/16/15, Broker JPMorgan Chase Bank	53,248
178,432	Vanguard FTSE Europe ETF, One purchased call strike $56.0437, One written call strike $65.5711, One written put strike $56.0437 with a barrier level strike of $39.791, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	87,014
298,216	Vanguard FTSE Europe ETF, One purchased call strike $57.0058, One written call strike $60.4261, One written put strike $57.0058 with a barrier level strike of $51.8753 (175,421 contracts), Expires 06/20/14, Broker Goldman Sachs Group, Inc.(r)	5,077
Contracts/ Notional Amount ($)		Value
231,433	Vanguard FTSE Europe ETF, One purchased call strike $58.51, One written call strike $61.95, One written put strike $57.36 with a barrier level strike of $51.62 (130,753 contracts), Expires 05/16/14, Broker Credit Suisse Group AG (r)	$(36,593)
$15,800,000	Vanguard FTSE Europe ETF, One purchased call strike $58.7115, One written put strike $58.7115 with a barrier level strike of $52.84 ($10,000,000 notional amount), Expires 10/17/14, Broker JPMorgan Chase Bank(q)	(362,596)
221,603	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.1258, One written call strike $52.3459, One written put strike $45.1258 with a barrier level strike of $27.978, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	492,513
218,293	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.81, One written call strike $53.1396, One written put strike $45.81 with a barrier level strike of $32.067, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	299,196
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.084, One written call strike $54.1466, One written put strike $47.084 with a barrier level strike of $31.546, Expires 03/20/15, Broker JPMorgan Chase Bank	104,554
210,128	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.59, One written call strike $55.68, One written put strike $47.59 with a barrier level strike of $32.36, Expires 01/16/15, Broker UBS AG	19,031

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts/ Notional Amount ($)		Value
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.7416, One written call strike $55.3803, One written put strike $47.7416 with a barrier level strike of $32.942, Expires 02/20/15, Broker JPMorgan Chase Bank	$152,511
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.86, One written call strike $56.47, One written put strike $47.86 with a barrier level strike of $33.50, Expires 03/20/15, Broker UBS AG	(116,637)
104,232	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.97, One written call strike $56.12, One written put strike $47.97 with a barrier level strike of $32.62, Expires 07/18/14, Broker UBS AG	98,295
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike $48.88, One written call strike $57.68, One written put strike $48.88 with a barrier level strike of $35.19, Expires 02/20/15, Broker UBS AG	(333,136)
203,253	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.20, One written call strike $57.564, One written put strike $49.20 with a barrier level strike of $36.408, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(167,601)
302,115	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.65, One written call strike $59.58, One written put strike $49.65 with a barrier level strike of $34.76, Expires 10/17/14, Broker UBS AG	(168,521)
200,945	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.7649, One written call strike $58.2249, One written put strike $49.7649 with a barrier level strike of $34.8354, Expires 04/17/15, Broker Goldman Sachs Group, Inc.	(343,358)
Contracts/ Notional Amount ($)		Value
249,634	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.0733, One written call strike $54.0792, One written put strike $50.0733 with a barrier level strike of $45.066 (99,854 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(r)	$(226,554)
$16,588,600	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.1098, One written call strike $53.1164, One written put strike $50.1098 with a barrier level strike of $45.0988 ($5,740,000 notional amount), Expires 08/15/14, Broker Citigroup, Inc.(q)	(228,613)
198,137	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.47, One written call strike $63.09, One written put strike $50.47 with a barrier level strike of $37.85, Expires 11/21/14, Broker UBS AG	(388,052)
113,173	WisdomTree Japan Hedged Equity Fund, One purchased put strike $44.18 with a barrier level strike of $27.83, Expires 09/19/14, Broker Citigroup, Inc.	66,892
104,800	WisdomTree Japan Hedged Equity Fund, One written put strike $47.71 with a barrier level strike of $29.58, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(92,749)
104,210	WisdomTree Japan Hedged Equity Fund, One written put strike $47.98 with a barrier level strike of $28.788, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(83,418)
Total Structured Options (Premiums received $(23,970,060))		69,473,591

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)
64	Chicago Board of Trade E-Mini Dow Futures, March 2014	$(4,640)
113	Chicago Mercantile Exchange E-Mini S&P 500 Futures, March 2014	51,140
	Net unrealized appreciation	$46,500

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 47.6991 including dividends and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 47.6991 and receiving a floating amount based on 1-month LIBOR, expiring 06/03/14 (Underlying notional amount $20,033,622) (Cost $12,600)	$340,772
Equity swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	(4,576,280)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.35% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.35%, expiring 03/12/14, (Underlying Vega amount $250,000)	(377,805)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.35% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.35%, expiring 03/20/14, (Underlying Vega amount $250,000)	(358,698)
Unrealized Appreciation/ (Depreciation)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.55% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.55%, expiring 02/20/14, (Underlying Vega amount $250,000)	$(446,624)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.75% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.75%, expiring 02/17/14, (Underlying Vega amount $500,000)	(985,568)
Volatility swap with JPMorgan Chase & Co. receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.80% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.80%, expiring 02/17/14, (Underlying Vega amount $250,000)	(523,652)
Volatility swap with UBS AG receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.60% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.60%, expiring 02/17/14, (Underlying Vega amount $250,000)	(480,069)
$(7,407,924)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(s)	$(3,772,717)

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 44.1882 including dividends and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 44.1882 and receiving a floating amount based on 1-month LIBOR, expiring 06/01/14 (Underlying notional amount $15,068,176) (Cost $10,230)	$1,359,103
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 44.9581 and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 44.9581, expiring 06/03/20 (Underlying notional amount $15,038,484)	1,333,197
Interest rate swap with JPMorgan Chase & Co. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(795,952)
Interest rate swap with JPMorgan Chase & Co. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(762,914)
Variance swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying Vega amount $500,000)	5,851,466
Variance swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying Vega notional amount $500,000)	4,471,791
$7,683,974

At January 31, 2014, the Strategic Opportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.07% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/14 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(g)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $5,148,428,050 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$249,747,544
Unrealized depreciation	(86,389,566)
Net unrealized appreciation	$163,357,978

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $49,876,780 or 0.93% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) that amount to $7,771,000 or 0.15% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,088,438, which is 0.11% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Variable rate security. Rate shown is the rate as of January 31, 2014.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $303,086,129, which is 5.65% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(h)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(i)	Principal amount denoted in Singapore Dollars.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Principal amount denoted in British Pounds.
(l)	Principal amount denoted in Euros.
(m)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at January 31, 2014.
(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount

120

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(s)	This derivative is considered either fully or partially illiquid. The swap position has a notional value of $14,974,333 and an unrealized depreciation of $3,772,717.

CAD — Canadian Dollar

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

FOR — Foreign Ownership Restrictions

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

RUB — Russian Ruble

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	2.2%
Banks	1.1%
Collateralized Mortgage Obligations	12.8%
Commercial Mortgage-Backed Securities	0.4%
Consumer Discretionary	5.5%
Consumer Staples	2.6%
Diversified Financials	1.8%
Energy	2.8%
Government Bonds	5.0%
Health Care	4.7%
Industrials	4.2%
Information Technology	4.1%
Insurance	1.6%
Materials	1.9%
Real Estate	1.4%
Telecommunication Services	2.2%
U.S. Government Agencies and Securities	39.4%
Utilities	0.5%
Other*	5.8%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

121

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	January 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS — 27.4%
AUSTRALIA — 3.1%
Materials — 3.1%
455,000	Rio Tinto Ltd.	$26,137,435
CANADA — 1.0%
Energy — 1.0%
1,150,000	Athabasca Oil Corp.(b)	8,250,056
NETHERLANDS — 2.1%
Materials — 2.1%
225,000	LyondellBasell Industries NV - Class A	17,721,000
UNITED KINGDOM — 3.1%
Energy — 3.1%
2,000,000	Tullow Oil Plc	25,990,043
UNITED STATES — 18.1%
Consumer Discretionary — 2.6%
590,000	Toll Brothers, Inc.(b)	21,682,500
Consumer Staples — 1.9%
408,400	Tyson Foods, Inc. - Class A	15,274,160
Energy — 7.0%
225,000	Chevron Corp.	25,116,750
182,000	Exxon Mobil Corp.	16,773,120
300,000	Goodrich Petroleum Corp.(b)	5,166,000
135,000	Range Resources Corp.	11,635,650
		58,691,520
Materials — 3.2%
250,000	Monsanto Co.	26,637,500
Real Estate — 3.4%
450,000	St. Joe Co. (The)(b)(c)	8,086,500
680,000	Weyerhaeuser Co., REIT	20,318,400
		28,404,900
		150,690,580
Total Common Stocks (Cost $230,039,131)		228,789,114
EXCHANGE TRADED FUNDS — 3.8%
UNITED STATES — 3.8%
1,350,000	Market Vectors Gold Miners ETF	31,698,000
Total Exchange Traded Funds (Cost $31,726,560)		31,698,000

Number of Coins
COLLECTIBLE COINS — 3.8%
UNITED STATES — 3.8%
27	Various Collectible Coins and Sets of Coins(c)	31,788,245
Total Collectible Coins (Cost $29,519,161)		31,788,245
Fine Troy Ounces		Value
COMMODITIES — 4.5%
UNITED STATES — 4.5%
29,985	Gold Bullion	$37,318,182
Total Commodities (Cost $27,728,889)		37,318,182

Contracts
CALL OPTIONS PURCHASED — 0.2%
Commodities — 0.2%
500	COMEX Gold Futures, Strike $1,450.00, Expiring 03/26/14	50,000
1,000	London Metal Exchange Nickel Futures, Strike $15,500.00, Expiring 06/04/14	1,749,900
Total Call Options Purchased (Cost $2,513,700)		1,799,900
PUT OPTIONS PURCHASED — 0.0%
Commodities — 0.0%
500	Chicago Board of Trade Soybean Futures, Strike $1,280.00, Expiring 02/21/14	393,750
1,425	Chicago Mercantile Exchange Live Cattle Futures, Strike $128.00, Expiring 02/06/14	7,410
Total Put Options Purchased (Cost $1,159,752)		401,160

Principal Amount		Value
ASSET-BACKED SECURITIES — 4.1%
UNITED STATES — 4.1%
$35,000,000	GCO Education Loan Funding Trust, Series 2003-2, Class A5AR, 2.03%, 09/01/40(d)	34,146,000
Total Asset-Backed Securities (Cost $34,186,711)		34,146,000
U.S. GOVERNMENT AGENCIES — 44.1%
Federal Home Loan Bank — 42.3%
5,000,000	0.02%, 02/03/14(e)	5,000,000
28,000,000	0.02%, 02/03/14(e)	28,000,000
88,000,000	0.02%, 02/05/14(e)	87,999,920
8,220,000	0.02%, 02/05/14(e)	8,219,995
19,200,000	0.01%, 02/07/14(e)	19,199,979
22,000,000	0.02%, 02/07/14(e)	21,999,951
3,600,000	0.02%, 02/10/14(e)	3,599,986
5,000,000	0.01%, 02/12/14(e)	4,999,819
3,300,000	0.01%, 02/12/14(e)	3,299,992
4,900,000	0.02%, 02/12/14(e)	4,899,981
6,000,000	0.02%, 02/12/14(e)	5,999,978
12,000,000	0.01%, 02/14/14(e)	11,999,468
25,880,000	0.02%, 02/14/14(e)	25,879,876
5,000,000	0.02%, 02/14/14(e)	4,999,985
5,000,000	0.02%, 02/18/14(e)	4,999,938

122

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$45,600,000	0.02%, 02/19/14(e)	$45,599,693
18,100,000	0.02%, 02/19/14(e)	18,099,920
615,000	0.03%, 02/20/14(e)	614,991
29,000,000	0.05%, 04/04/14(e)	28,998,057
3,600,000	0.05%, 04/09/14(e)	3,599,741
3,900,000	0.05%, 04/21/14(e)	3,899,665
1,400,000	0.07%, 04/25/14(e)	1,399,873
10,400,000	0.08%, 04/30/14(e)	10,399,002
		353,709,810
Freddie Mac — 1.8%
14,600,000	0.01%, 02/14/14(e)	14,599,955
Total U.S. Government Agencies (Cost $368,308,226)		368,309,765
U.S. GOVERNMENT SECURITIES — 6.9%
U.S. Treasury Bills — 6.9%
30,000,000	0.03%, 02/06/14(e)	29,999,929
4,000,000	0.03%, 02/27/14(e)	3,999,933
5,000,000	0.07%, 03/27/14(e)	4,999,551
14,400,000	0.07%, 04/03/14(e)	14,399,582
4,000,000	0.07%, 04/24/14(e)	3,999,732
Total U.S. Government Securities (Cost $57,397,043)		57,398,727

Shares
CASH SWEEP — 1.5%
12,729,151	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	12,729,151
Total Cash Sweep (Cost $12,729,151)		12,729,151

TOTAL INVESTMENTS — 96.3% (Cost $795,308,324)(a)		804,378,244
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.7%		31,038,100
NET ASSETS — 100.0%		$835,416,344

Contracts
CALL OPTIONS WRITTEN — (0.1)%
Commodities — (0.1)%
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $6.70, Expiring 02/25/14	(460,000)
Total Call Options Written (Premiums received $(661,400))		(460,000)
Contracts		Value
PUT OPTIONS WRITTEN — (0.7)%
Commodities — (0.7)%
(2,399)	Chicago Board of Trade Corn No. 2 Futures, Strike $420.00, Expiring 11/21/14	$(2,369,013)
(500)	Chicago Board of Trade Soybean Futures, Strike $1,240.00, Expiring 02/21/14	(109,375)
(1,500)	Chicago Board of Trade Wheat Futures, Strike $550.00, Expiring 06/20/14	(1,865,625)
(925)	Chicago Mercantile Exchange Live Cattle Futures, Strike $125.00, Expiring 02/06/14	(4,810)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 01/26/16	(69,100)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 02/24/16(g)	(78,600)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 03/28/16	(100,950)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 04/26/16	(102,950)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 05/25/16	(101,400)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 06/27/16(g)	(99,700)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 07/26/16(g)	(98,800)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 08/26/16	(101,950)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 09/27/16(g)	(101,600)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 10/26/16(g)	(101,300)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 11/25/16(g)	(90,050)

123

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Contracts		Value
Commodities (continued)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 12/28/15	$(63,900)
Total Put Options Written (Premiums received $(6,277,575))		$(5,459,123)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
94	Chicago Mercantile Exchange Lean Hog, February 2014	$(142,730)
200	COMEX Silver, March 2014	(1,385,875)
175	London Metal Exchange Copper, March 2014	(114,406)
450	London Metal Exchange Lead, March 2014	(221,063)
200	London Metal Exchange Nickel, March 2014	95,400
580	London Metal Exchange Zinc, March 2014	(112,675)
450	New York Mercantile Exchange Natural Gas, March 2014	4,916,856
450	New York Mercantile Exchange Natural Gas, March 2014	5,826,544
375	New York Mercantile Exchange Palladium, March 2014	(2,020,156)
200	London Metal Exchange Nickel, April 2014	458,400
495	New York Mercantile Exchange Platinum, April 2014	745,908
100	London Metal Exchange Nickel, May 2014	(40,050)
175	New York Mercantile Exchange Crude Oil, June 2014	3,000
150	New York Mercantile Exchange Natural Gas, August 2014	250,500
150	New York Mercantile Exchange Natural Gas, September 2014	165,720
980	New York Mercantile Exchange Natural Gas, October 2014	1,039,251
70	New York Mercantile Exchange Crude Oil, December 2014	50
40	New York Mercantile Exchange Natural Gas, January 2018(g)	(93,850)
40	New York Mercantile Exchange Natural Gas, February 2018(g)	(103,850)
40	New York Mercantile Exchange Natural Gas, March 2018(g)	(129,850)
40	New York Mercantile Exchange Natural Gas, April 2018(g)	(233,850)
40	New York Mercantile Exchange Natural Gas, May 2018(g)	(229,050)
40	New York Mercantile Exchange Natural Gas, June 2018(g)	(220,650)

FUTURES CONTRACTS: LONG POSITIONS (Concluded)

Contracts		Unrealized Appreciation/ (Depreciation)
40	New York Mercantile Exchange Natural Gas, July 2018(g)	$(209,450)
40	New York Mercantile Exchange Natural Gas, August 2018(g)	(204,250)
40	New York Mercantile Exchange Natural Gas, September 2018(g)	(203,450)
40	New York Mercantile Exchange Natural Gas, October 2018(g)	(190,650)
40	New York Mercantile Exchange Natural Gas, November 2018(g)	(157,450)
40	New York Mercantile Exchange Natural Gas, December 2018(g)	(87,450)
	Net unrealized appreciation	$7,400,874

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $3,531,510)	$689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)	(441,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $3,531,510)	689,490

124

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)	$(357,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)	(207,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)	(207,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $3,531,510)	689,490
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)	$(207,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $2,216,000)	484,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $2,216,000)	484,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $3,531,510)	689,490

125

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $2,216,000)	$484,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $2,216,000)	1,204,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $2,216,000)	1,204,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $3,531,510)	689,490
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $2,216,000)	$1,204,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $3,531,510)	689,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME February 2014 Lean Hogs Futures contracts on the termination date, expiring 02/11/14 (Underlying notional amount $12,285,910)	(214,410)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME June 2014 Lean Hogs Futures contracts on the termination date, expiring 06/10/14 (Underlying notional amount $20,270,292)	1,114,008
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE May 2014 Cotton Futures contracts on the termination date, expiring 04/21/14 (Underlying notional amount $31,854,650)	605,430
$13,421,408

126

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $1,100,750)	$(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $832,625)	220,625
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $832,625)	136,625
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $1,100,750)	(105,250)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $832,625)	$(13,375)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $832,625)	(13,375)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $832,625)	(13,375)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $1,100,750)	(105,250)

127

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $1,100,750)	$(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $1,100,750)	(105,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $1,100,750)	(105,250)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, receiving a fixed amount per pound and paying the closing settlement price of ICE March 2014 Cotton Futures contracts on the termination date, expiring 02/19/14 (Underlying notional amount $31,695,217)	$(576,863)
$(1,522,738)

(a)	Cost for federal income tax purposes is $799,937,125 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$29,032,353
Unrealized depreciation	(24,591,234)
Net unrealized appreciation	$4,441,119

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $33,359,510 or 3.99% of net assets.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2014.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at January 31, 2014.
(g)	This derivative is considered either fully or partially illiquid. The put options written positions have an unrealized appreciation of $154,750 at premiums of $724,800. The futures contract positions have a notional value of $19,787,272 and an unrealized depreciation of $2,063,800.

REIT — Real Estate Investment Trust

128

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Asset-Backed Securities	4.1%
Collectible Coins	3.8%
Commodities.	4.5%
Consumer Discretionary	2.6%
Consumer Staples	1.9%
Energy	11.1%
Materials	8.4%
Real Estate.	3.4%
U.S. Government Agencies and Securities	51.0%
Other*	9.2%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2014 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 51.2%
Banks — 14.6%
$1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	$1,002,099
3,800,000	Bank of America Corp., 4.50%, 04/01/15	3,960,930
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,119,910
3,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.55%, 09/09/16(b)	3,032,913
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,030,530
500,000	Capital One Bank USA, 1.15%, 11/21/16	499,455
10,500,000	Citigroup, Inc., 1.04%, 04/01/16(c)	10,565,699
2,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	2,039,420
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,251,500
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,064,590
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,417,882
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,214,655
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,412,533
12,295,000	JPMorgan Chase & Co. MTN, 1.37%, 09/22/15(c)	12,435,815
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	1,004,275
6,125,000	KFW, 1.25%, 02/15/17	6,196,264
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	302,912
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,110,400
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,180,050
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.79%, 04/30/18(c)	3,908,522
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,599,477
		80,349,831

Principal Amount		Value
Consumer Discretionary — 0.8%
$2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	$2,034,182
1,000,000	Cornell University, 4.35%, 02/01/14	999,999
500,000	Hyundai Capital America, 1.88%, 08/09/16(b)	503,703
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	999,986
		4,537,870
Consumer Staples — 5.6%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	14,033,668
6,500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	6,680,317
900,000	Coca-Cola Co. (The), 0.75%, 11/01/16	899,763
3,000,000	CVS Caremark Corp., 1.20%, 12/05/16	3,014,223
2,115,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,183,076
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,499,986
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,545,860
		30,856,893
Diversified Financials — 11.9%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,635,861
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,031,559
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,022,874
5,000,000	Caterpillar Financial Services Corp. MTN, 0.48%, 02/26/16(c)	5,011,455
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,108,792
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	509,805
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,207,536
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,597,053
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,226,751
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,809,937
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	988,896

130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	$1,444,089
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,090,780
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,144,978
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,175,344
3,000,000	Toyota Motor Credit Corp., 0.53%, 05/17/16(c)	3,009,570
1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	1,850,306
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,004,123
		65,869,709
Energy — 1.2%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,994,972
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,831,429
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	993,547
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,024,664
		6,844,612
Health Care — 3.1%
820,000	Celgene Corp., 2.45%, 10/15/15	843,709
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,036,014
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,148,294
415,000	McKesson Corp, 0.95%, 12/04/15	415,679
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	516,312
4,000,000	Merck & Co., Inc., 0.60%, 05/18/18(c)	3,998,364
1,000,000	Mylan, Inc., 1.35%, 11/29/16	1,001,107
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	4,991,615
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	999,985
		16,951,079
Industrials — 0.7%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,484,862

Principal Amount		Value
Industrials (continued)
$312,439	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	$316,385
188,000	Tyco International Finance SA, 3.38%, 10/15/15	194,951
		3,996,198
Information Technology — 4.7%
10,000,000	Apple, Inc., 0.49%, 05/03/18(c)	9,983,220
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,242,990
10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	10,696,130
600,000	International Business Machines Corp., 1.95%, 07/22/16	618,293
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,225,956
		25,766,589
Insurance — 1.7%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,133,213
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,067,190
		9,200,403
Materials — 2.0%
630,000	Airgas, Inc., 4.50%, 09/15/14	644,728
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,043,196
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,789,755
1,000,000	International Paper Co., 9.38%, 05/15/19	1,319,473
5,000,000	Praxair Inc, 0.75%, 02/21/16	5,007,125
		10,804,277
Telecommunication Services — 3.9%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,129,912
12,000,000	NBCUniversal Media LLC, 2.88%, 04/01/16	12,504,828
5,000,000	Verizon Communications, Inc., 2.50%, 09/15/16	5,173,155
		21,807,895

131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Utilities — 1.0%
$1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	$1,713,461
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,003,239
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,556,332
		5,273,032
Total Corporate Bonds (Cost $277,797,498)		282,258,388
ASSET-BACKED SECURITIES — 4.0%
CAYMAN ISLANDS — 2.5%
2,617,395	Gannett Peak CLO Ltd., Series 2006-1A, Class A1A, 0.49%, 10/27/20(b)(c)	2,603,933
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.64%, 10/24/25(b)(c)	5,955,000
5,102,155	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.49%, 08/17/20(b)(c)	5,052,919
		13,611,852
UNITED STATES — 1.5%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.43%, 07/13/25(b)(c)	8,335,891
		8,335,891
Total Asset-Backed Securities (Cost $22,074,354)		21,947,743
MUNICIPAL BONDS — 5.0%
California — 0.8%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,494,529
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,035,820
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,393,644
		2,429,464
Georgia — 0.6%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,206,395

Principal Amount		Value
Illinois — 0.5%
$2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	$2,611,050
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,251
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	186,305
		206,556
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,109,268
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	40,914
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	631,614
		672,528
New Jersey — 1.2%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,589,370
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,018,390
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	103,307
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,125,912
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,542,891

132

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	$162,541
		6,542,411
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,699,600
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	113,948
		2,813,548
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,243,571
South Carolina — 0.2%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,201,736
Total Municipal Bonds (Cost $26,740,549)		27,531,056
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
3,173,812	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	3,099,297
Total Collateralized Mortgage Obligations (Cost $3,249,902)		3,099,297
U.S. GOVERNMENT AGENCIES — 11.1%
AID-EGYPT — 0.2%
1,000,000	4.45%, 09/15/15	1,065,261
		1,065,261
Fannie Mae — 1.9%
2,705,000	5.00%, 04/15/15	2,859,978
3,805,000	0.50%, 09/28/15	3,816,552
200,000	1.63%, 10/26/15	204,489
3,200,000	5.00%, 02/13/17	3,601,286
		10,482,305
Federal Home Loan Bank — 1.2%
2,025,000	2.75%, 03/13/15	2,082,482

Principal Amount		Value
Federal Home Loan Bank (continued)
$2,500,000	2.88%, 06/12/15	$2,588,548
150,000	5.00%, 12/21/15	163,043
2,000,000	0.38%, 06/24/16	1,994,048
		6,828,121
Freddie Mac — 4.1%
8,500,000	0.88%, 02/22/17	8,518,360
13,900,000	1.00%, 03/08/17	13,983,331
		22,501,691
Ginnie Mae — 0.0%
331	9.00%, 02/15/20	333
		333
Overseas Private Investment Corp. — 1.6%
7,952,781	5.14%, 12/15/23	8,963,189
		8,963,189
Private Export Funding Corp. — 1.0%
105,000	4.55%, 05/15/15	110,796
1,400,000	4.95%, 11/15/15	1,514,407
3,000,000	5.00%, 12/15/16	3,351,630
500,000	2.25%, 12/15/17	519,093
		5,495,926
Small Business Administration — 0.9%
799,207	4.73%, 02/10/19	851,972
1,458,876	4.11%, 03/10/20	1,567,720
2,384,401	4.08%, 03/10/21	2,527,761
		4,947,453
Tennessee Valley Authority — 0.2%
725,000	6.25%, 12/15/17	861,506
		861,506
Total U.S. Government Agencies (Cost $59,487,125)		61,145,785
U.S. GOVERNMENT SECURITIES — 25.7%
U.S. Treasury Notes — 25.7%
57,191,000	0.25%, 12/15/15	57,135,124
4,500,000	0.38%, 02/15/16	4,501,404
58,380,000	7.25%, 08/15/22	80,409,343
Total U.S. Government Securities (Cost $145,318,255)		142,045,871

133

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
GOVERNMENT BONDS — 1.7%
CANADA — 0.6%
$230,000	Province of Ontario Canada, 2.70%, 06/16/15	$237,413
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	2,980,196
		3,217,609
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,016,552

GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,004,999
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,043,905

SOUTH KOREA — 0.3%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	501,949
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,497,576
		1,999,525

Total Government Bonds (Cost $9,017,918)		9,282,590

Shares
INVESTMENT COMPANY — 0.1%
872,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	872,600
Total Investment Company (Cost $872,600)		872,600

TOTAL INVESTMENTS — 99.4% (Cost $544,558,201)(a)		$548,183,330
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,425,093
NET ASSETS — 100.0%		$551,608,423
(a)	Cost for federal income tax purposes is $544,558,201 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,429,896
Unrealized depreciation	(3,804,767)
Net unrealized appreciation	$3,625,129

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $77,757,784, which is 14.1% of net assets.
(c)	Variable rate security. Rate shown is the rate as of January 31, 2014.
(d)	Rate shown represents current yield at January 31, 2014.

AGM — Assured Guaranty Municipal Corp.
CLO — Collateralized Loan Obligation
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	36.8%
Corporate Bonds	51.2
Municipal Bonds	5.0
Government Bonds	1.7
Asset Backed Securities	4.0
Collateralized Mortgage Obligations	0.6
Other*	0.7
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2014 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 93.4%
Alabama — 0.6%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,858,950
1,500,000	Alabama Public School & College Authority Refunding Revenue Bonds, Series A, 5.00%, 05/01/14	1,517,685
		7,376,635
Arizona — 1.0%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,388,260
1,375,000	Arizona School Facilities Board Refunding Revenue Bonds, Series A (AMBAC), 5.75%, 07/01/14(b)	1,405,924
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	408,524
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,687,190
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	815,760
1,050,000	Arizona Transportation Board Maricopa County Highway Improvement Revenue Bonds, 5.00%, 07/01/14	1,070,727
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	233,719
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,372,203
		12,382,307
California — 2.3%
2,650,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	3,123,211
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,836,684
Principal Amount		Value
California (continued)
$100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	$109,705
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,152,048
635,000	Santa Monica Community College District 2002 Election Refunding GO, Series A, 2.00%, 08/01/14	640,740
2,550,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	2,570,298
1,000,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	1,007,960
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,028,900
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,142,769
		28,612,315
Colorado — 0.7%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	594,749
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	535,334
1,200,000	Douglas County School District No Re-1 Douglas & Elbert Counties Refunding GO, Series B (AGM, State Aid Withholding), 5.00%, 12/15/14	1,249,956
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,234,020
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,397,686

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Colorado (continued)
$790,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	$923,502
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,717,760
		8,653,007
Connecticut — 1.4%
770,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, 3.00%, 07/01/14	777,846
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)(d)	1,990,980
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(c)	4,809,040
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,484,000
		17,061,866
District Of Columbia — 0.6%
1,000,000	District of Columbia Georgetown University Refunding Revenue Bonds, Series A, 5.00%, 04/01/14	1,007,480
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,969,000
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,193,220
		8,169,700
Florida — 2.5%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,145,800
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	933,808
Principal Amount		Value
Florida (continued)
$2,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	$2,039,140
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,799,596
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,604,116
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,186,538
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	513,230
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,262,540
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,021,688
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,377,600
1,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series C, 5.00%, 10/01/14	1,031,700
1,000,000	Palm Beach County Refunding Revenue Bonds, 5.00%, 08/01/17	1,023,440
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	575,059
		31,514,255
Georgia — 4.2%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,590,000
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,182,060

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Georgia (continued)
$700,000	County of Forsyth Refunding GO, 5.25%, 03/01/14(b)	$709,074
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,154,070
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,883,893
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,182,542
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,446,613
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,712,850
12,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series A, (State GTY), 5.00%, 03/01/18	13,947,120
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,418,802
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	546,515
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	707,446
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,182,469
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,272,097
3,000,000	State of Georgia Refunding GO, Series E-2, 5.00%, 09/01/20	3,613,110
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,740,495
		52,289,156
Principal Amount		Value
Hawaii — 0.8%
$8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	$9,504,880
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	463,943
		9,968,823
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,759,680
Illinois — 1.5%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,572,320
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	954,090
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,506,091
270,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	277,385
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,488,885
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,161,060
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,447,660
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,052,090
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	900,385
945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,061,982
		19,421,948

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Indiana — 2.4%
$580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	$627,490
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,159,232
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	724,445
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	692,622
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	720,044
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	532,365
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	546,664
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,515,761
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,541,417
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,137,121
Principal Amount		Value
Indiana (continued)
$905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/23	$939,028
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(c)	5,118,050
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	584,865
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,089,213
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,122,964
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	531,415
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	777,033
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	812,785
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	649,920
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,636,131

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Indiana (continued)
$3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	$3,201,570
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,032,360
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	830,897
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,076,090
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	182,632
		29,782,114
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,158,578
Kansas — 0.2%
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,495,565
Kentucky — 0.7%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,988,740
1,600,000	Kentucky State Property & Building Commission Project No. 100 Refunding Revenue Bonds, Series A, 3.00%, 08/01/14	1,622,032
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,667,521
Principal Amount		Value
Kentucky (continued)
$1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	$1,079,260
		8,357,553
Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,166,300
2,000,000	State of Louisiana Refunding GO Series C, 5.00%, 07/15/14	2,043,160
		4,209,460
Maine — 0.5%
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	787,248
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,679,804
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,157,435
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(b)	127,622
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,974,762
		5,726,871
Maryland — 2.1%
625,000	Maryland State Department of Transportation Highway Improvement Refunding Revenue Bonds, 4.50%, 03/01/15	653,838

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Maryland (continued)
$1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	$1,190,170
2,030,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds , Series A, 3.00%, 06/15/15	2,106,937
1,620,000	State of Maryland Public Improvements GO, Series A, 5.25%, 03/01/15	1,707,934
1,175,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/15	1,237,839
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,496,222
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,150,940
4,125,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	4,906,564
2,320,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/17	2,689,367
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,152,480
		26,292,291
Massachusetts — 9.3%
3,000,000	Berkshire Regional Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 09/26/14	3,012,750
5,000,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 0.75%, 08/01/14	5,009,850
4,800,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 08/01/14	4,814,880
6,000,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/14	6,019,380
Principal Amount		Value
Massachusetts (continued)
$700,000	City of Springfield Recreational Facilities Improvements GO (NATL-RE, School Board Resolution Funding), 5.25%, 08/01/14	$717,122
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,949,513
5,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 12/01/17	5,797,100
4,460,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/08/14	4,474,361
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,335,144
1,100,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/14	1,127,511
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,385,360
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	5,037,570
6,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	7,883,988
6,325,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/20/14	6,340,813
4,950,000	Metrowest Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 0.75%, 09/26/14	4,963,068
16,275,000	Montachusett Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 1.00%, 08/08/14	16,327,406

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$16,880,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/25/14	$16,933,003
11,961,000	Worcester Regional Transit Authority Refunding Revenue Notes, 1.00%, 06/20/14	11,990,903
		117,119,722
Michigan — 1.7%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	357,806
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	698,849
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	464,427
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	647,235
125,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	126,448
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	25,290
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,439,304
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,569,466
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,262,681
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	884,608
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,340,925
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,152,080
2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	2,091,440
Principal Amount		Value
Michigan (continued)
$2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	$2,304,160
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	274,606
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,096,975
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,235,655
		21,971,955
Minnesota — 1.7%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,505,647
2,500,000	Minnesota Public Facilities Authority Clean Water Refunding Revenue Bonds, Series A, 5.00%, 03/01/14	2,508,590
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	491,103
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,980,924
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,409,963
2,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,357,840
4,865,000	State of Minnesota Public Improvements GO, 5.00%, 11/01/14(b)	5,033,621
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,188,210
		21,475,898

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Mississippi — 0.2%
$1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	$2,061,210
Missouri — 1.1%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,103,926
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	319,737
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	572,709
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,623,231
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,361,620
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,205,000
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	5,726,050
		13,912,273
Nevada — 0.6%
1,750,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(b)	1,901,165
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,986,320
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,253,993
		8,141,478
Principal Amount		Value
New Hampshire — 0.2%
$2,250,000	State of New Hampshire Highway Improvements Revenue, 5.00%, 09/01/19	$2,654,933
New Jersey — 4.9%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	274,824
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,094,730
5,000,000	Monmouth County Improvement Authority Government Pooled Loan Refunding Revenue Notes (County GTY), 2.00%, 12/04/14	5,076,800
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	237,789
3,050,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	3,365,645
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,886,900
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,721,355
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	525,579
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,304,740

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	$1,027,550
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,441,927
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(b)	27,899
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,292,611
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	16,739
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,802,037
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	46,995
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,515,410
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE), 5.25%, 12/15/14	5,217,550
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,084,791
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,505,433
Principal Amount		Value
New Jersey (continued)
$2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	$3,260,290
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	353,666
		62,081,260
New Mexico — 0.2%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,080,700
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	275,658
1,000,000	State of New Mexico Public Improvements GO, 5.00%, 03/01/15	1,051,500
		2,407,858
New York — 28.6%
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,713,700
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,403,197
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	562,980
3,500,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,086,810
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,713,700
2,155,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,535,120
800,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	934,128
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,539,782

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/14	$1,023,790
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,570,960
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	11,427,400
17,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	19,850,220
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,735,278
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/17	5,713,700
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,311,360
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,680,950
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,076,730
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	11,588,200
1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(d)	1,146,080
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,230,729
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,290,137
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,213,346
Principal Amount		Value
New York (continued)
$1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	$1,029,840
3,760,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	3,765,903
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,953,050
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,405,013
9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,001,750
1,060,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/14	1,097,948
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(b)	1,165,408
995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,150,608
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,256,755
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,926,014
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,549,898

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	$1,241,575
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,882,889
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,097,241
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,824,839
2,195,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series SE, 5.25%, 02/01/14(b)	2,195,000
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	606,485
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	6,525,036
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,098,848
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,529,010
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,824,579
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	797,307
Principal Amount		Value
New York (continued)
$5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	$5,690,631
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,758,100
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 5.00%, 12/15/17	2,318,720
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	809,685
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	989,100
10,005,000	New York State Dormitory Authority General Purpose Revenue Bonds, Series A, 5.00%, 02/15/19	11,795,695
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	17,621
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,990,117
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	575,575
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,879,693
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,415,169

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New York (continued)
$15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	$17,860,650
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,242,672
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,541,640
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,384,280
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,094,170
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,612,282
1,500,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/18	1,743,030
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,517,200
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,697,310
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,746,200
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,170,845
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	454,163
Principal Amount		Value
New York (continued)
$8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	$9,414,160
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,754,800
925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	990,823
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,099,000
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,571,191
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	521,889
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,939,800
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,043,780
10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	11,862,000
3,555,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/18	4,164,185
12,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	14,165,533
5,000,000	Triborough Bridge & Tunnel Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/15/15	5,306,100

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
New York (continued)
$6,845,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/18	$8,042,191
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,372,597
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,120,980
		358,946,870
North Carolina — 1.8%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	792,567
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,058,796
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,531,164
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,121,650
4,000,000	County of Mecklenburg Refunding GO, 5.00%, 02/01/19	4,746,720
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,640,160
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	677,896
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	750,445
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	788,724
335,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/24	383,475
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,365,338
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,709,105
Principal Amount		Value
North Carolina (continued)
$325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	$389,292
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,363,160
1,745,000	State of North Carolina Annual Appropriation Revenue Bonds, Series A, 4.50%, 05/01/14	1,763,462
		23,081,954
Ohio — 0.6%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,759,009
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	418,955
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,146,710
1,300,000	State of Ohio Refunding GO, Series B, 5.00%, 09/15/14	1,338,493
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,958,585
		7,621,752
Oklahoma — 0.1%
1,000,000	City of Oklahoma City Refunding GO, 4.00%, 03/01/14	1,002,682
Oregon — 0.8%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,482,286
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,267,883

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Oregon (continued)
$1,000,000	Multnomah County School District No 1 School Improvements GO, Series A (School Board GTY), 5.00%, 06/15/14	$1,017,570
100,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	117,661
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	2,153,213
1,000,000	Washington County School District No 15 Forest Grove Refunding GO, (AGM, School Board GTY), 5.00%, 06/15/14	1,017,570
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,547,776
		10,603,959
Pennsylvania — 1.3%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	8,113,560
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	7,949,200
		16,062,760
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	125,326
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	775,599
Principal Amount		Value
Rhode Island (continued)
$775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	$778,557
		1,554,156
South Carolina — 1.0%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,460,100
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	966,134
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,408,307
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,920,258
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	391,707
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	807,153
		11,953,659
Tennessee — 0.1%
1,075,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,259,277
Texas — 11.0%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,355,814
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,651,200
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(b)	99,710
1,165,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/20	1,216,330

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Texas (continued)
$515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	$515,672
600,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 4.00%, 02/15/15	623,651
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	446,583
955,000	Carrollton-Farmers Branch Independent School District Refunding GO, Series A, (PSF-GTD), 2.00%, 02/15/14	955,538
1,300,000	City of Austin Public Property Finance Contractual GO, 1.00%, 11/01/14	1,308,151
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	515,146
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	895,271
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,177,563
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,005,112
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,011,310
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,168,140
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,044,108
950,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/15(b)	999,533
330,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/20	344,131
265,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	283,842
Principal Amount		Value
Texas (continued)
$260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	$282,898
1,710,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,751,810
1,025,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,050,061
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	927,553
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,300,224
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	628,442
1,420,000	County of Nueces Public Improvements GO, (AMBAC), 5.00%, 02/15/14(b)	1,422,197
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,186,400
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,206,887
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	275,407
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(c)	7,851,346
8,360,000	Eagle Mountain & Saginaw Independent School District GO (PSF-GTD), 2.50%, 08/01/50(c)	8,448,950
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	572,146
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	302,015
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	731,213
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,042,060

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Texas (continued)
$330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(b)	$353,836
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,065,406
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	770,321
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,196,450
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	10,264
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	374,716
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	538,749
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,791,480
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,370,029
1,000,000	Houston Community College System University and College Improvements GO, 5.00%, 02/15/21	1,194,320
5,000,000	Houston Independent School District Limited Tax School House GO, Series B, (PSF-GTD), 1.00%, 06/01/35(c)	5,010,750
2,745,000	Hurst-Euless-Bedford Independent School District Improvememts GO, (PSF-GTD), 5.00%, 08/15/14	2,815,519
385,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	403,476
1,570,000	Lewisville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/14	1,610,333
Principal Amount		Value
Texas (continued)
$4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	$4,936,455
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	587,765
5,625,000	Midlothian Independent School District GO, Series B (PSF-GTD), 2.25%, 08/01/51(c)	5,682,713
6,000,000	North East Independent School District GO, Series A (PSF-GTD), 1.00%, 08/01/43(c)	6,015,780
13,000,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(c)(d)	13,210,080
1,905,000	Northside Independent School District Refunding GO, Series A, (PSF-GTD), 1.35%, 06/01/39(c)	1,911,439
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(c)	6,550,440
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,251,015
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	601,745
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(b)	287,928
225,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15	235,601
1,255,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/15	1,291,583
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,157,013
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,005,138

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Texas (continued)
$145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	$162,417
2,600,000	Spring Branch Independent School District School House Improvements GO, (PSF-GTD), 3.00%, 06/15/41(c)	2,687,334
2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	2,839,384
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,215,135
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,574,078
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,236,547
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,537,979
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,727,047
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	165,697
		137,972,376
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,283,416
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	135,181
		2,418,597
Virginia — 2.5%
715,000	City of Charlottesville Public Improvememts GO, 3.00%, 08/15/14	725,825
Principal Amount		Value
Virginia (continued)
$1,000,000	City of Newport News Water Improvement Refunding GO, Series B (State Aid Withholding), 5.25%, 07/01/14	$1,020,750
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	183,052
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,527,592
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	663,534
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,524,744
1,225,000	Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, 5.63%, 06/01/15(b)	1,312,539
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,625,710
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	2,352,940
5,130,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	5,929,664
1,000,000	Virginia Commonwealth Transportation Board Route 28 Project Refunding Revenue Bonds, 3.00%, 04/01/14	1,004,650
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,785,200
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,933,523

151

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Principal Amount		Value
Virginia (continued)
$1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	$1,274,556
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,445,425
1,335,000	Virginia Public School Authority School Improvements Revenue Bonds, Series B, (State Aid Intercept Program), 3.00%, 08/01/14	1,353,650
		31,663,354
Washington — 1.9%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	111,541
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,909,987
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	890,712
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	766,557
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	371,551
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,709,550
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,523,651
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,188,620
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	932,680
Principal Amount		Value
Washington (continued)
$605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(b)	$645,208
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	796,696
4,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	4,687,600
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,823,528
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,176,889
		23,534,770
West Virginia — 0.1%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	142,679
800,000	West Virginia University Revenue Bonds, Series B, 5.00%, 10/01/14	825,200
		967,879
Wisconsin — 1.3%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	100,331
4,245,000	Green Bay Area Public School District Refunding GO, 2.00%, 04/01/14	4,257,905
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	11,024,200
500,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 1, 5.00%, 06/01/14	507,839
1,000,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 2, 5.00%, 06/01/14	1,015,680
		16,905,955
Total Municipal Bonds (Cost $1,152,659,759)		1,173,734,037

152

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 6.8%
85,426,100	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$85,426,100
Total Investment Company (Cost $85,426,100)		85,426,100
TOTAL INVESTMENTS — 100.2% (Cost $1,238,085,859)(a)		1,259,160,137
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,539,963)
NET ASSETS — 100.0%		$1,256,620,174

(a)	Cost for federal income tax purposes is $1,238,164,743 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$26,479,370
Unrealized depreciation	(5,483,976)
Net unrealized appreciation	$20,995,394

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Variable rate security. Rate shown is the rate as of January 31, 2014.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at January 31, 2014.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.6%
Arizona	1.0%
California	2.3%
Colorado	0.7%
Connecticut	1.4%
District Of Columbia	0.6%
Florida	2.5%
Georgia	4.2%
Hawaii	0.8%
Idaho	0.1%
Illinois	1.5%
Indiana	2.4%
Iowa	0.2%
Kansas	0.2%
Kentucky	0.7%
Louisiana	0.3%
Maine.	0.5%
Maryland	2.1%
Massachusetts	9.3%
Michigan	1.7%
Minnesota	1.7%
Mississippi	0.2%
Missouri	1.1%
Nevada	0.6%
New Hampshire	0.2%
New Jersey	4.9%
New Mexico	0.2%
New York	28.6%
North Carolina	1.8%
Ohio	0.6%
Oklahoma	0.1%
Oregon	0.8%
Pennsylvania.	1.3%
Puerto Rico	0.0%
Rhode Island	0.1%
South Carolina	1.0%
Tennessee	0.1%
Texas	11.0%
Utah	0.2%
Virginia	2.5%
Washington	1.9%
West Virginia	0.1%
Wisconsin	1.3%
Other*	6.6%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
153

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments
January 31, 2014 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2014, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (formerly known as the Old Westbury Global Small & Mid Cap Fund) (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (formerly known as the Global Opportunities Fund) (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission, (the “CFTC”) and is operated by Bessemer Investment Management LLC (“BIM”) (“Adviser”), a commodity pool operator registered with the CFTC effective, January 1, 2013. BIM has claimed an exemption under CFTC Rule 4.7 on behalf of the Subsidiary on January 2, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of October 31, 2013, the Subsidiary represented 282,069,038, or 33.76% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The

154

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. Sallie Mae bonds will be valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time.

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1,2,3,4,5,6,9, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/ warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and assets for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments or other assets. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant

155

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or asset, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or asset is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or asset’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 3 days during the period ended January 31, 2014. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2014, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2014.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

156

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2014, the Real Return Fund held $31,788,245, or 3.81% of net assets, in collectibles.

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or

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commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

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been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•          Level 1 - quoted prices in active markets for identical securities.

•          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•          Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total

Investments in Securities
Assets:
Large Cap Core Fund
Equity Securities	$819,225,990(a	)	$—		$—	$819,225,990
Investment Company	27,284,500		—		—	27,284,500
Total	$846,510,490		$—		$—	$846,510,490

Large Cap Strategies Fund
Equity Securities:(b)	$9,104,877,836(a	)	$83,590,987(a	)	$—	$9,188,468,823
Exchange Traded Funds	692,072,250(a	)	—		—	692,072,250
U.S. Government Agencies	—		285,982,430		—	285,982,430
U.S. Government Securities	—		49,999,507		—	49,999,507
Cash Sweep	242,496,000		—		—	242,496,000
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		406,930		—	406,930
Total	$10,039,446,086		$419,979,854		$—	$10,459,425,940
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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$735,379	$—	$—	$735,379
Australia	131,476,781	862,998	36,531	132,376,310
Austria	14,515,362	—	—	14,515,362
Bahamas	97,028	—	—	97,028
Belgium	17,974,081	—	—	17,974,081
Bermuda	45,400,670	—	—	45,400,670
Brazil	50,187,918	7,653	—	50,195,571
Cambodia	236,699	—	—	236,699
Canada	151,804,439	—	—	151,804,439
Cayman Islands	97,448	—	—	97,448
Chile	5,109,630	—	—	5,109,630
China	79,375,433	—	145,094	79,520,527
Columbia	26,814	—	—	26,814
Cyprus	555,301	—	—	555,301
Denmark	42,575,477	—	—	42,575,477
Faeroe Islands	102,229	—	—	102,229
Finland	34,153,336	—	—	34,153,336
France	130,980,023	—	—	130,980,023
Gabon	33,753	—	—	33,753
Georgia	57,010	—	—	57,010
Germany	218,567,041	—	—	218,567,041
Gibraltar	289,192	—	—	289,192
Greece	2,006,981	—	—	2,006,981
Guernsey	5,408,178	—	—	5,408,178
Hong Kong	93,156,567	42,316	1,117,607	94,316,490
Hungary	55,700	—	—	55,700
India	62,830,347	—	5,481	62,835,828
Indonesia	21,617,852	—	15,971	21,633,823
Ireland	138,873,493	776,485	—	139,649,978
Isle of Man	46,299	—	—	46,299
Israel	135,674,355	—	—	135,674,355
Italy	37,212,448	—	22,402	37,234,850
Japan	308,130,728	—	—	308,130,728
Jersey Channel Islands	1,326,394	—	—	1,326,394
Liechtenstein	111,488	—	—	111,488
Luxembourg	19,379,464	—	—	19,379,464
Malaysia	42,182,473	—	—	42,182,473
Malta	441,862	—	—	441,862
Mexico	29,688,394	39,553	5,912	29,733,859
Mongolia	29,699	—	—	29,699
Netherlands	67,713,631	—	—	67,713,631
New Zealand	24,953,485	—	—	24,953,485
Norway	13,826,403	—	—	13,826,403
Peru	4,498,415	—	—	4,498,415
Philippines	13,838,784	—	—	13,838,784
Poland	8,634,192	—	—	8,634,192
Portugal	4,457,846	—	—	4,457,846
Qatar	2,924,255	—	—	2,924,255
Singapore	101,279,464	—	—	101,279,464
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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
South Africa	$30,968,549	$—	$—	$30,968,549
South Korea	91,168,991	—	—	91,168,991
Spain	35,731,823	741	—	35,732,564
Sweden	53,256,359	—	—	53,256,359
Switzerland	102,326,637	—	—	102,326,637
Taiwan	81,154,484	—	—	81,154,484
Thailand	12,516	18,792,499	—	18,805,015
Turkey	7,177,482	—	—	7,177,482
United Arab Emirates	2,886,986	—	—	2,886,986
United Kingdom	541,261,749	—	—	541,261,749
United States	2,842,136,382	—	—	2,842,136,382
Total Equities	$5,852,732,199	$20,522,245	$1,348,998	$5,874,603,442
Exchange Traded Funds	593,443,890	—	—	593,443,890
Investment Company	37,339,900	—	—	37,339,900
Rights/Warrants
Malaysia	278,885	—	—	278,885
Norway	—	—	12,784	12,784
Poland	—	32,128	—	32,128
Singapore	274	—	—	274
South Korea	—	7,229	—	7,229
Spain	15,664	—	—	15,664
United Kingdom.	31,361	516	—	31,877
Total Rights/Warrants	$326,184	$39,873	$12,784	$378,841
U.S. Government Agencies	—	75,997,942	—	75,997,942
Cash Sweep	87,618,816	—	—	87,618,816
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	211,787	—	211,787
Total	$6,571,460,989	$96,771,847	$1,361,782	$6,669,594,618
Strategic Opportunities Fund
Equity Securities:(b)
Australia	$15,158,974	$—	$—	$15,158,974
Austria	4,842,383	—	—	4,842,383
Bermuda	22,195,604	—	—	22,195,604
Brazil	2,466,906	—	—	2,466,906
Canada	31,118,587	—	—	31,118,587
China	5,747,015	—	—	5,747,015
Finland	9,518,331	—	—	9,518,331
France	23,715,937	—	—	23,715,937
Germany	12,936,164	—	—	12,936,164
Greece	11,321,100	—	—	11,321,100
Guernsey	964,958	—	—	964,958
Hong Kong	22,736,658	—	—	22,736,658
India	925,686	—	—	925,686
Indonesia	300,392	—	—	300,392
Ireland	21,323,074	—	—	21,323,074
Italy	18,679,783	—	—	18,679,783
Japan	86,244,371	—	—	86,244,371
Malaysia	18,383,871	—	—	18,383,871
New Zealand	2,472,570	—	—	2,472,570
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			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)		Total
Norway	$5,719,045		$—		$—		$5,719,045
Pakistan	2,006,442		—		—		2,006,442
Philippines	369,347		—		—		369,347
Poland	1,015,791		—		—		1,015,791
Puerto Rico	579,401		—		—		579,401
Singapore	14,576,512		—		—		14,576,512
South Korea	9,353,893		—		—		9,353,893
Sweden	15,343,322		—		—		15,343,322
Switzerland	20,112,560		—		—		20,112,560
Taiwan	11,814,262		—		—		11,814,262
Thailand	—		1,425,320		—		1,425,320
Turkey	1,447,576		—		—		1,447,576
United Kingdom	30,981,313		—		—		30,981,313
United States	528,255,202		—		258,750		528,513,952
Total Equities	$952,627,030		$1,425,320		$258,750		$954,311,100
Closed-End Funds	64,378,649		—		—		64,378,649
Exchange Traded Funds	23,391,729(a	)	—		—		23,391,729
Preferred Stock	2,418,250(a	)	—		—		2,418,250
Bank Loans	—		91,689,115(a	)	—		91,689,115
Corporate Bonds	—		788,286,936(a	)	5,829,688(c	)	794,116,624
Government Bonds	—		267,645,629(a	)	—		267,645,629
Asset-Backed Securities	—		118,037,138(a	)	—		118,037,138
Non-Agency Mortgage-Backed Securities	—		705,810,527(a	)	—		705,810,527
U.S. Government Agencies	—		1,649,163,244		—		1,649,163,244
U.S. Government Securities	—		468,964,376		—		468,964,376
Cash Sweep	171,859,647		—		—		171,859,647

Other financial instruments - Assets*:
Equity contracts	51,140		102,302,720		—		102,353,860
Foreign exchange currency contracts	—		27,170,965		—		27,170,965
Other financial instruments - Liabilities*:
Equity contracts	(32,484,145)		(30,263,340)		—		(62,747,485)
Interest rate contracts	—		(1,558,866)		—		(1,558,866)
Foreign exchange currency contracts	—		(36,719,869)		—		(36,719,869)
Total	$1,182,242,300		$4,151,953,895		$6,088,438		$5,340,284,633
Real Return Fund
Equity Securities	$228,789,114(a	)	$—		$—		$228,789,114
Exchange Traded Funds	31,698,000(a	)	—		—		31,698,000
Collectible Coins	—		31,788,245		—		31,788,245
Commodities	37,318,182(a	)	—		—		37,318,182
Asset-Backed Securities	—		34,146,000(a	)	—		34,146,000
U.S. Government Agencies	—		368,309,765		—		368,309,765
U.S. Government Securities	—		57,398,727		—		57,398,727
Cash Sweep	12,729,151		—		—		12,729,151
Other financial instruments - Assets*:
Commodity contracts	15,702,689		15,414,568		—		31,117,257
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			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)	Total
Other financial instruments - Liabilities*:
Commodity contracts	$(12,019,878)		$(3,515,898)		$—	$(15,535,776)
Total	$314,217,258		$503,541,407		$—	$817,758,665
Fixed Income Fund
Corporate Bonds	$—		$282,258,388(a	)	$—	$282,258,388
Asset-Backed Securities	—		21,947,743(a	)	—	21,947,743
Municipal Bonds	—		27,531,056(a	)	—	27,531,056
Collateralized Mortgage Obligations	—		3,099,297(a	)	—	3,099,297
U.S. Government Agencies	—		61,145,785		—	61,145,785
U.S. Government Securities	—		142,045,871		—	142,045,871
Government Bonds	—		9,282,590(a	)	—	9,282,590
Investment Company	872,600(a	)	—		—	872,600
Total	$872,600		$547,310,730		$—	$548,183,330
Municipal Bond Fund
Municipal Bonds	$—		$1,173,734,037(a	)	$—	$1,173,734,037
Investment Company	85,426,100		—		—	85,426,100
Total	$85,426,100		$1,173,734,037		$—	$1,259,160,137

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At January 31, 2014, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). Certain investments for the Small & Mid Cap Fund and Strategic Opportunities Fund were transferred into Level 2 in the amount of $19,755,161 and 417,481, respectively, and out of Level 2 in the amount of $71,275 and $0, respectively.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended January 31, 2014. There were transfers into Level 3 of $119,114 and out of Level 3 in the amount of $1,800,391 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of January 31 2014, the percentage of NAV was 0.02% and 0.11% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In January 2013, the FASB issued Accounting Standards Update No. 2013-1 (“ASU 2013-1”) that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

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In June 2013, FASB issued Accounting Standards update No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of January 31, 2014, all derivatives in a net liability position are fully collateralized.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

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For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

Fair Values of Derivative Instruments as of January 31, 2014
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Large Cap Strategies Fund	Location	Value	Location	Value
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign Currency Exchange Risk	currency exchange contracts	$406,930	currency exchange contracts	$—
Total		$406,930		$—
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Small & Mid Cap Fund	Location	Value	Location	Value
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
Foreign Currency Exchange Risk	currency exchange contracts	$211,787	currency exchange contracts	$—
Total		$211,787		$—

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Strategic Opportunities Fund	Location	Value	Location	Value
Interest Rate Risk			Unrealized depreciation on swap contracts	$1,558,866
Equity Risk	Unrealized appreciation on swap contracts	$13,356,329	Unrealized depreciation on swap contracts	8,348,997
	Structured option contracts, at value	88,946,391	Written option contracts, at value	32,479,505
			Structured option contracts, at value	21,914,343
			Variation Margin	30,913
Foreign Currency Exchange Risk			Unrealized depreciation on swap contracts	3,172,416
	Structured option contracts, at value	2,735,940	Structured option contracts, at value	294,397
	Unrealized appreciation on forward foreign		Unrealized depreciation on forward foreign
	currency exchange contracts	24,435,025	currency exchange contracts	33,253,056
Total		$129,473,685		$101,052,493

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Real Return Fund	Location	Value	Location	Value
Commodity Risk	Unrealized appreciation on swap contracts	$15,414,568	Unrealized depreciation on swap contracts	$3,515,898
	Variation Margin	462,655
	Investments, at value (purchased options)	2,201,060	Written option contracts, at value	5,919,123
Total		$18,078,283		$9,435,021

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) can enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is

165

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Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of January 31, 2014, the Large Cap Strategies Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	96,165,242	Euro	71,000,000	Barclays Plc	02/24/14	$406,930
						$406,930

As of January 31, 2014, the Small & Mid Cap Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	23,327,346	Australian Dollar	26,811,500	Citigroup, Inc.	04/30/14	$2,885
U.S. Dollar	9,026,453	New Zealand Dollar	10,977,000	Citigroup, Inc.	04/30/14	208,902
						$211,787

As of January 31, 2014, the Strategic Opportunities Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
				Bank of New York Mellon
U.S. Dollar	10,391,058	United Kingdom Pound	6,454,695	Corp.	02/12/14	$(218,935)
				Bank of New York Mellon
U.S. Dollar	5,000,000	Japanese Yen	510,262,500	Corp.	02/28/14	5,159
				Bank of New York Mellon
Swedish Krona	66,042,000	U.S. Dollar	10,102,614	Corp.	03/05/14	(27,228)
				Bank of New York Mellon
U.S. Dollar	10,000,000	Canadian Dollar	10,740,180	Corp.	03/24/14	368,229
				Bank of New York Mellon
U.S. Dollar	9,542,255	Japanese Yen	1,003,120,000	Corp.	04/07/14	(279,235)
U.S. Dollar	5,167,622	Euro	3,748,337	Barclays Plc	02/03/14	112,208
Canadian Dollar	15,668,880	U.S. Dollar	14,006,329	Barclays Plc	02/06/14	60,409
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,177	Barclays Plc	02/11/14	(23,204)
Euro	4,589,000	U.S. Dollar	6,193,085	Barclays Plc	02/11/14	(3,861)
U.S. Dollar	6,200,198	Euro	4,589,000	Barclays Plc	02/11/14	10,974
Singapore Dollar	4,400,417	U.S. Dollar	3,468,172	Barclays Plc	02/12/14	(21,591)
U.S. Dollar	31,376,171	Japanese Yen	3,065,260,500	Barclays Plc	02/12/14	1,373,079
U.S. Dollar	29,445,591	Canadian Dollar	30,909,920	Barclays Plc	02/14/14	1,701,051
U.S. Dollar	20,553,548	Japanese Yen	2,052,950,000	Barclays Plc	02/18/14	458,548
Malaysian Ringgit	32,055,000	U.S. Dollar	10,000,000	Barclays Plc	02/19/14	(425,624)
Euro	20,719,000	U.S. Dollar	27,962,052	Barclays Plc	02/20/14	(18,159)
166

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	12,092,316	Euro	9,059,000	Barclays Plc	02/20/14	$(125,635)
U.S. Dollar	15,564,234	Euro	11,660,000	Barclays Plc	02/20/14	(161,709)
U.S. Dollar	20,325,317	Japanese Yen	2,035,641,500	Barclays Plc	02/21/14	399,487
U.S. Dollar	9,414,423	Malaysian Ringgit	30,000,000	Barclays Plc	02/21/14	455,185
U.S. Dollar	1,481,409	Japanese Yen	137,140,000	Barclays Plc	02/25/14	138,995
Euro	720,602	U.S. Dollar	975,472	Barclays Plc	02/26/14	(3,590)
U.S. Dollar	20,000,001	Euro	14,761,477	Barclays Plc	02/26/14	91,070
U.S. Dollar	301,763	Euro	226,362	Barclays Plc	02/26/14	(3,533)
U.S. Dollar	658,906	Euro	494,240	Barclays Plc	02/26/14	(7,680)
Euro	855,209	U.S. Dollar	1,157,696	Barclays Plc	02/27/14	(4,269)
U.S. Dollar	296,657	Euro	222,087	Barclays Plc	02/27/14	(2,873)
U.S. Dollar	845,686	Euro	633,122	Barclays Plc	02/27/14	(8,211)
U.S. Dollar	2,962,767	Japanese Yen	274,010,000	Barclays Plc	02/27/14	280,558
U.S. Dollar	1,855,373	Japanese Yen	173,700,000	Barclays Plc	02/27/14	155,071
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	314,930
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	(1,186,887)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	528,420	Barclays Plc	03/05/14	(59,415)
Singapore Dollar	12,245,500	U.S. Dollar	9,759,704	Barclays Plc	03/05/14	(168,523)
U.S. Dollar	10,000,001	Euro	7,363,776	Barclays Plc	03/05/14	68,401
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	129,633
Euro	712,203	U.S. Dollar	964,123	Barclays Plc	03/07/14	(3,567)
U.S. Dollar	19,020,396	Chinese Yuan	123,100,000	Barclays Plc	03/07/14	(1,134,065)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	(1,154,703)
U.S. Dollar	931,875	Euro	712,203	Barclays Plc	03/07/14	(28,681)
U.S. Dollar	2,401,074	Japanese Yen	238,049,400	Barclays Plc	03/07/14	70,776
Euro	1,131,038	U.S. Dollar	1,531,120	Barclays Plc	03/10/14	(5,675)
Euro	7,540,659	U.S. Dollar	10,219,849	Barclays Plc	03/10/14	(49,664)
Euro	35,119,484	U.S. Dollar	47,660,301	Barclays Plc	03/10/14	(294,197)
Japanese Yen	7,237,710,000	U.S. Dollar	70,841,816	Barclays Plc	03/10/14	10,349
U.S. Dollar	10,000,001	Euro	7,322,558	Barclays Plc	03/10/14	123,972
U.S. Dollar	1,473,448	Euro	1,131,038	Barclays Plc	03/10/14	(51,997)
Swedish Krona	170,610,000	U.S. Dollar	26,094,645	Barclays Plc	03/12/14	(69,448)
Euro	9,527,993	U.S. Dollar	12,898,521	Barclays Plc	03/17/14	(47,957)
U.S. Dollar	12,398,492	Euro	9,527,993	Barclays Plc	03/17/14	(452,072)
U.S. Dollar	20,257,945	Euro	14,756,554	Barclays Plc	03/19/14	355,517
Euro	290,418	U.S. Dollar	393,156	Barclays Plc	03/21/14	(1,464)
U.S. Dollar	377,137	Euro	290,418	Barclays Plc	03/21/14	(14,555)
Swedish Krona	67,138,700	U.S. Dollar	10,191,698	Barclays Plc	03/24/14	47,676
U.S. Dollar	10,000,000	Canadian Dollar	10,623,830	Barclays Plc	03/24/14	472,571
U.S. Dollar	10,506,204	Euro	7,686,986	Barclays Plc	03/24/14	138,607
U.S. Dollar	1,547,301	Japanese Yen	146,370,000	Barclays Plc	03/24/14	114,323
U.S. Dollar	51,265,026	Japanese Yen	5,334,997,500	Barclays Plc	03/24/14	(965,174)
U.S. Dollar	10,000,001	Euro	7,249,114	Barclays Plc	03/31/14	222,944
U.S. Dollar	7,500,000	Canadian Dollar	7,967,063	Barclays Plc	04/03/14	356,904
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	68,586
Euro	628,412	U.S. Dollar	850,744	Barclays Plc	04/07/14	(3,183)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(669,809)
U.S. Dollar	808,798	Euro	628,412	Barclays Plc	04/07/14	(38,763)
U.S. Dollar	9,500,043	Japanese Yen	994,435,000	Barclays Plc	04/09/14	(236,538)
Singapore Dollar	18,897,120	U.S. Dollar	14,895,808	Barclays Plc	04/16/14	(94,597)
U.S. Dollar	18,927,250	Chinese Yuan	122,800,000	Barclays Plc	04/21/14	(1,171,535)
167

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	732,670	U.S. Dollar	991,925	Barclays Plc	04/22/14	$(3,734)
U.S. Dollar	964,912	Euro	732,670	Barclays Plc	04/22/14	(23,279)
Swedish Krona	164,370,000	U.S. Dollar	25,275,832	Barclays Plc	04/23/14	(220,325)
U.S. Dollar	15,400,051	Japanese Yen	1,605,540,000	Barclays Plc	04/23/14	(321,311)
Euro	1,020,033	U.S. Dollar	1,380,982	Barclays Plc	04/25/14	(5,205)
U.S. Dollar	1,332,367	Euro	1,020,033	Barclays Plc	04/25/14	(43,410)
U.S. Dollar	9,446,861	Japanese Yen	978,265,000	Barclays Plc	04/28/14	(132,565)
Euro	511,890	U.S. Dollar	693,038	Barclays Plc	04/30/14	(2,619)
U.S. Dollar	667,607	Euro	511,890	Barclays Plc	04/30/14	(22,812)
Euro	1,793,793	U.S. Dollar	2,428,599	Barclays Plc	05/05/14	(9,178)
U.S. Dollar	13,977,641	Canadian Dollar	15,668,880	Barclays Plc	05/05/14	(59,510)
U.S. Dollar	2,377,565	Euro	1,793,793	Barclays Plc	05/05/14	(41,855)
U.S. Dollar	30,000,000	Norwegian Krone	189,122,400	Barclays Plc	05/05/14	(23,914)
U.S. Dollar	25,000,000	Singapore Dollar	31,972,500	Barclays Plc	05/05/14	(43,252)
Euro	157,000	U.S. Dollar	212,562	Barclays Plc	05/07/14	(804)
Japanese Yen	5,112,915,000	U.S. Dollar	50,000,000	Barclays Plc	05/07/14	70,035
U.S. Dollar	206,039	Euro	157,000	Barclays Plc	05/07/14	(5,719)
Euro	1,290,000	U.S. Dollar	1,746,570	Barclays Plc	05/16/14	(6,616)
U.S. Dollar	1,711,907	Euro	1,290,000	Barclays Plc	05/16/14	(28,046)
Euro	301,000	U.S. Dollar	407,539	Barclays Plc	05/21/14	(1,546)
U.S. Dollar	387,462	Euro	301,000	Barclays Plc	05/21/14	(18,531)
Euro	1,983,760	U.S. Dollar	2,686,011	Barclays Plc	06/05/14	(10,212)
U.S. Dollar	2,591,683	Euro	1,983,760	Barclays Plc	06/05/14	(84,116)
U.S. Dollar	4,042,184	Japanese Yen	393,370,000	Barclays Plc	06/10/14	189,064
Euro	729,000	U.S. Dollar	987,190	Barclays Plc	07/16/14	(3,798)
U.S. Dollar	953,095	Euro	729,000	Barclays Plc	07/16/14	(30,297)
Euro	1,143,000	U.S. Dollar	1,547,828	Barclays Plc	07/18/14	(5,961)
U.S. Dollar	1,503,331	Euro	1,143,000	Barclays Plc	07/18/14	(38,536)
U.S. Dollar	1,868,666	Japanese Yen	185,480,000	Barclays Plc	07/29/14	51,244
Euro	97,592	U.S. Dollar	132,164	Barclays Plc	08/04/14	(510)
U.S. Dollar	129,588	Euro	97,592	Barclays Plc	08/04/14	(2,066)
Euro	1,787,000	U.S. Dollar	2,420,045	Barclays Plc	08/05/14	(9,332)
U.S. Dollar	2,369,991	Euro	1,787,000	Barclays Plc	08/05/14	(40,723)
U.S. Dollar	487,858	Japanese Yen	47,210,000	Barclays Plc	08/11/14	25,207
Singapore Dollar	1,151,000	U.S. Dollar	906,299	Barclays Plc	08/18/14	(4,588)
Euro	1,451,000	U.S. Dollar	1,965,104	Barclays Plc	08/19/14	(7,568)
U.S. Dollar	1,922,793	Euro	1,451,000	Barclays Plc	08/19/14	(34,743)
Euro	7,730,000	U.S. Dollar	10,468,894	Barclays Plc	08/22/14	(40,285)
Euro	16,470,000	U.S. Dollar	22,301,532	Barclays Plc	08/22/14	(81,714)
U.S. Dollar	32,541,740	Euro	24,200,000	Barclays Plc	08/22/14	(106,687)
U.S. Dollar	757,189	Japanese Yen	73,417,000	Barclays Plc	08/22/14	37,625
Euro	587,709	U.S. Dollar	795,952	Barclays Plc	08/25/14	(3,060)
U.S. Dollar	787,877	Euro	587,709	Barclays Plc	08/25/14	(5,015)
U.S. Dollar	2,093,825	Japanese Yen	205,823,000	Barclays Plc	08/26/14	76,453
Euro	148,781	U.S. Dollar	201,516	Barclays Plc	09/19/14	(775)
U.S. Dollar	198,771	Euro	148,781	Barclays Plc	09/19/14	(1,970)
Euro	360,422	U.S. Dollar	488,181	Barclays Plc	09/24/14	(1,876)
U.S. Dollar	487,925	Euro	360,422	Barclays Plc	09/24/14	1,620
Euro	133,614	U.S. Dollar	180,998	Barclays Plc	10/27/14	(696)
U.S. Dollar	183,962	Euro	133,614	Barclays Plc	10/27/14	3,661
Euro	325,538	U.S. Dollar	441,000	Barclays Plc	11/05/14	(1,697)
U.S. Dollar	440,258	Euro	325,538	Barclays Plc	11/05/14	955
168

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	246,203	Japanese Yen	25,530,000	Barclays Plc	12/26/14	$(4,370)
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(130,343)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(130,548)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(130,573)
Euro	3,748,337	U.S. Dollar	5,121,301	Citibank, N.A.	02/03/14	(65,887)
U.S. Dollar	14,966,359	Canadian Dollar	15,668,880	Citibank, N.A.	02/06/14	899,621
Japanese Yen	50,046,000	U.S. Dollar	495,183	Citibank, N.A.	02/10/14	(5,331)
U.S. Dollar	9,875,626	Canadian Dollar	10,344,590	Citibank, N.A.	02/10/14	589,580
U.S. Dollar	3,931,156	Euro	2,903,000	Citibank, N.A.	02/10/14	15,855
U.S. Dollar	508,019	Japanese Yen	50,046,000	Citibank, N.A.	02/10/14	18,168
Japanese Yen	547,570,000	U.S. Dollar	5,418,915	Citibank, N.A.	02/13/14	(59,220)
U.S. Dollar	5,925,601	Japanese Yen	547,570,000	Citibank, N.A.	02/13/14	565,906
U.S. Dollar	59,714,499	Euro	44,443,460	Citibank, N.A.	02/18/14	(226,777)
U.S. Dollar	15,705,109	United Kingdom Pound	9,814,313	Citibank, N.A.	02/18/14	(426,637)
Japanese Yen	273,460,000	U.S. Dollar	2,706,335	Citibank, N.A.	02/19/14	(29,601)
U.S. Dollar	20,000,000	Japanese Yen	2,002,822,000	Citibank, N.A.	02/19/14	395,588
U.S. Dollar	2,962,778	Japanese Yen	273,460,000	Citibank, N.A.	02/19/14	286,044
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	858,479	Citibank, N.A.	02/20/14	(100,602)
Mexican Peso	129,811,000	U.S. Dollar	10,000,000	Citibank, N.A.	02/20/14	(308,658)
Mexican Peso	341,628,700	U.S. Dollar	26,330,414	Citibank, N.A.	02/21/14	(827,285)
Japanese Yen	8,108,100,000	U.S. Dollar	80,364,072	Citibank, N.A.	02/25/14	(996,777)
Mexican Peso	64,462,500	U.S. Dollar	4,897,250	Citibank, N.A.	02/25/14	(86,496)
U.S. Dollar	12,077,400	Japanese Yen	1,218,414,000	Citibank, N.A.	02/25/14	150,780
Indian Rupee	6,054,000	U.S. Dollar	93,527	Citibank, N.A.	03/03/14	2,684
U.S. Dollar	5,000,000	Japanese Yen	512,332,500	Citibank, N.A.	03/05/14	(15,234)
U.S. Dollar	1,410,966	Euro	1,080,000	Citibank, N.A.	03/10/14	(45,644)
Euro	5,540,000	U.S. Dollar	7,490,080	Citibank, N.A.	03/18/14	(18,186)
U.S. Dollar	24,456,237	Euro	18,838,791	Citibank, N.A.	03/18/14	(951,967)
Japanese Yen	619,330,000	U.S. Dollar	6,130,360	Citibank, N.A.	03/19/14	(67,229)
Polish Zloty	10,400,000	Euro	2,434,685	Citibank, N.A.	03/19/14	5,723
U.S. Dollar	3,468,343	Japanese Yen	331,140,000	Citibank, N.A.	03/19/14	226,541
U.S. Dollar	3,035,336	Japanese Yen	288,190,000	Citibank, N.A.	03/19/14	214,008
Singapore Dollar	31,700,450	U.S. Dollar	25,018,902	Citibank, N.A.	03/24/14	(189,914)
U.S. Dollar	806,913	Euro	620,368	Citibank, N.A.	03/26/14	(29,791)
Indian Rupee	5,996,000	U.S. Dollar	94,783	Citibank, N.A.	04/07/14	(442)
U.S. Dollar	8,516,261	Japanese Yen	886,335,000	Citibank, N.A.	04/16/14	(162,294)
U.S. Dollar	14,091,188	Canadian Dollar	15,684,000	Citibank, N.A.	04/24/14	36,715
U.S. Dollar	5,121,023	Euro	3,748,337	Citibank, N.A.	04/30/14	65,402
Japanese Yen	50,047,000	U.S. Dollar	495,566	Citibank, N.A.	05/12/14	(5,446)
U.S. Dollar	507,283	Japanese Yen	50,047,000	Citibank, N.A.	05/12/14	17,163
Japanese Yen	50,022,000	U.S. Dollar	495,327	Citibank, N.A.	05/14/14	(5,445)
U.S. Dollar	497,207	Japanese Yen	50,022,000	Citibank, N.A.	05/14/14	7,325
Japanese Yen	190,500,000	U.S. Dollar	1,886,749	Citibank, N.A.	06/09/14	(20,785)
U.S. Dollar	1,920,944	Japanese Yen	190,500,000	Citibank, N.A.	06/09/14	54,980
Japanese Yen	55,787,000	U.S. Dollar	552,557	Citibank, N.A.	06/16/14	(6,092)
U.S. Dollar	587,232	Japanese Yen	55,787,000	Citibank, N.A.	06/16/14	40,767
Swedish Krona	43,658,433	Euro	4,916,352	Citibank, N.A.	06/27/14	16,183
U.S. Dollar	527,693	Euro	398,462	Citibank, N.A.	07/28/14	(9,829)
U.S. Dollar	352,976	Euro	265,136	Citibank, N.A.	08/08/14	(4,704)
Japanese Yen	47,220,000	U.S. Dollar	467,924	Citibank, N.A.	08/11/14	(5,175)
U.S. Dollar	102,216	Euro	76,711	Citibank, N.A.	08/11/14	(1,271)
169

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	487,961	Japanese Yen	47,220,000	Citibank, N.A.	08/11/14	$25,212
Japanese Yen	449,157,000	U.S. Dollar	4,450,959	Citibank, N.A.	08/13/14	(49,190)
U.S. Dollar	4,670,278	Japanese Yen	449,157,000	Citibank, N.A.	08/13/14	268,508
Japanese Yen	146,685,000	U.S. Dollar	1,453,716	Citibank, N.A.	08/25/14	(16,000)
U.S. Dollar	1,510,014	Japanese Yen	146,685,000	Citibank, N.A.	08/25/14	72,298
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,870,699	Citibank, N.A.	10/24/14	(165,235)
Japanese Yen	32,085,087	U.S. Dollar	318,224	Citibank, N.A.	11/10/14	(3,476)
U.S. Dollar	326,366	Japanese Yen	32,085,087	Citibank, N.A.	11/10/14	11,619
Japanese Yen	47,197,000	U.S. Dollar	468,140	Citibank, N.A.	11/17/14	(5,111)
U.S. Dollar	476,641	Japanese Yen	47,197,000	Citibank, N.A.	11/17/14	13,612
U.S. Dollar	1,772,608	Japanese Yen	177,080,000	Citibank, N.A.	11/19/14	35,316
U.S. Dollar	187,143	Japanese Yen	19,410,000	Citibank, N.A.	12/26/14	(3,363)
U.S. Dollar	196,963	Japanese Yen	20,420,000	Citibank, N.A.	12/26/14	(3,456)
U.S. Dollar	1,366,902	Euro	999,800	Citibank, N.A.	01/29/15	17,246
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	443,835	Deutsche Bank AG	02/03/14	(49,537)
U.S. Dollar	417,901	Chilean Unidad de Fomento	219,210,000	Deutsche Bank AG	02/03/14	23,603
Euro	4,050,000	U.S. Dollar	5,409,261	Deutsche Bank AG	02/07/14	53,008
U.S. Dollar	5,482,688	Euro	4,050,000	Deutsche Bank AG	02/07/14	20,418
Indian Rupee	6,884,000	U.S. Dollar	108,482	Deutsche Bank AG	02/10/14	1,382
Euro	622,000	U.S. Dollar	840,073	Deutsche Bank AG	02/11/14	(1,176)
U.S. Dollar	834,680	Euro	622,000	Deutsche Bank AG	02/11/14	(4,216)
U.S. Dollar	2,120,250	Euro	1,580,000	Deutsche Bank AG	02/11/14	(10,710)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,292	Deutsche Bank AG	02/12/14	(22,983)
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,361	Deutsche Bank AG	02/14/14	(19,375)
Chilean Unidad de Fomento	295,220,000	U.S. Dollar	598,787	Deutsche Bank AG	02/18/14	(68,711)
Indian Rupee	18,877,000	U.S. Dollar	287,959	Deutsche Bank AG	02/18/14	12,832
U.S. Dollar	561,682	Chilean Unidad de Fomento	295,220,000	Deutsche Bank AG	02/18/14	31,606
Euro	17,260,000	U.S. Dollar	23,057,117	Deutsche Bank AG	02/19/14	221,593
U.S. Dollar	23,067,992	Euro	17,260,000	Deutsche Bank AG	02/19/14	(210,718)
Indian Rupee	17,195,000	U.S. Dollar	267,148	Deutsche Bank AG	02/20/14	6,734
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	357,036	Deutsche Bank AG	02/25/14	(40,249)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	409,091	Deutsche Bank AG	02/26/14	(45,871)
Indian Rupee	22,003,000	U.S. Dollar	343,298	Deutsche Bank AG	02/26/14	6,755
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	625,738	Deutsche Bank AG	02/27/14	(70,683)
Indian Rupee	58,730,200	U.S. Dollar	916,042	Deutsche Bank AG	02/27/14	18,132
Japanese Yen	91,718,000	U.S. Dollar	908,234	Deutsche Bank AG	02/27/14	(10,432)
U.S. Dollar	439,513	Euro	332,330	Deutsche Bank AG	02/27/14	(8,703)
U.S. Dollar	3,541,405	Euro	2,677,770	Deutsche Bank AG	02/27/14	(70,127)
U.S. Dollar	1,002,005	Japanese Yen	91,718,000	Deutsche Bank AG	02/27/14	104,202
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	138,104	Deutsche Bank AG	02/28/14	(15,448)
170

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	38,542,000	U.S. Dollar	603,190	Deutsche Bank AG	02/28/14	$9,747
Singapore Dollar	700,000	U.S. Dollar	565,565	Deutsche Bank AG	02/28/14	(17,296)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	454,723	Deutsche Bank AG	03/03/14	(51,282)
Euro	8,620,132	U.S. Dollar	11,643,212	Deutsche Bank AG	03/03/14	(17,161)
U.S. Dollar	11,341,939	Euro	8,620,132	Deutsche Bank AG	03/03/14	(284,112)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	453,486	Deutsche Bank AG	03/05/14	(50,136)
Euro	9,428,014	Swedish Krona	84,036,600	Deutsche Bank AG	03/05/14	(104,989)
Swedish Krona	84,036,600	Euro	9,836,896	Deutsche Bank AG	03/05/14	(446,475)
U.S. Dollar	139,368	Euro	107,000	Deutsche Bank AG	03/05/14	(4,944)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	494,031	Deutsche Bank AG	03/06/14	(54,270)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	492,539	Deutsche Bank AG	03/07/14	(55,480)
U.S. Dollar	2,486,910	Euro	1,900,000	Deutsche Bank AG	03/07/14	(75,642)
U.S. Dollar	3,778,410	Euro	2,900,000	Deutsche Bank AG	03/12/14	(132,861)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	479,822	Deutsche Bank AG	03/13/14	(54,896)
Swedish Krona	17,601,656	Euro	2,090,284	Deutsche Bank AG	03/13/14	(134,250)
Chilean Unidad de Fomento	2,375,135,000	U.S. Dollar	4,814,788	Deutsche Bank AG	03/18/14	(564,469)
U.S. Dollar	4,507,325	Chilean Unidad de Fomento	2,375,135,000	Deutsche Bank AG	03/18/14	257,006
Hungary Forint	884,944,400	Euro	2,802,430	Deutsche Bank AG	03/19/14	30,454
Japanese Yen	182,083,500	U.S. Dollar	1,803,253	Deutsche Bank AG	03/19/14	(20,688)
U.S. Dollar	1,909,933	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/14	127,368
Japanese Yen	143,285,000	U.S. Dollar	1,419,085	Deutsche Bank AG	03/24/14	(16,309)
U.S. Dollar	1,517,641	Japanese Yen	143,285,000	Deutsche Bank AG	03/24/14	114,865
Indian Rupee	22,003,000	U.S. Dollar	345,905	Deutsche Bank AG	03/26/14	1,414
U.S. Dollar	799,039	Euro	615,000	Deutsche Bank AG	03/26/14	(30,425)
U.S. Dollar	194,301	Euro	150,689	Deutsche Bank AG	03/31/14	(8,937)
U.S. Dollar	608,503	Euro	473,488	Deutsche Bank AG	04/03/14	(30,104)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	497,995	Deutsche Bank AG	04/04/14	(58,776)
U.S. Dollar	1,774,980	Euro	1,379,000	Deutsche Bank AG	04/04/14	(84,920)
U.S. Dollar	971,409	Euro	742,242	Deutsche Bank AG	04/11/14	(29,682)
Indian Rupee	74,306,000	U.S. Dollar	1,184,849	Deutsche Bank AG	04/17/14	(18,590)
Indian Rupee	13,777,000	U.S. Dollar	219,538	Deutsche Bank AG	04/22/14	(3,569)
Swedish Krona	28,478,956	Euro	3,329,898	Deutsche Bank AG	04/22/14	(149,989)
U.S. Dollar	1,127,202	Euro	860,000	Deutsche Bank AG	04/23/14	(32,727)
U.S. Dollar	434,089	Euro	330,000	Deutsche Bank AG	05/07/14	(11,008)
U.S. Dollar	710,177	Euro	540,850	Deutsche Bank AG	06/09/14	(19,356)
U.S. Dollar	3,230,952	Euro	2,460,600	Deutsche Bank AG	06/09/14	(88,059)
Japanese Yen	138,700,000	U.S. Dollar	1,374,424	Deutsche Bank AG	06/11/14	(15,827)
U.S. Dollar	1,443,348	Japanese Yen	138,700,000	Deutsche Bank AG	06/11/14	84,751
U.S. Dollar	609,437	Euro	459,000	Deutsche Bank AG	06/13/14	(9,695)
U.S. Dollar	119,031	Japanese Yen	12,230,000	Deutsche Bank AG	06/20/14	(772)
Singapore Dollar	1,969,400	U.S. Dollar	1,569,368	Deutsche Bank AG	06/23/14	(26,657)
U.S. Dollar	825,135	Euro	629,000	Deutsche Bank AG	07/22/14	(23,371)
U.S. Dollar	750,305	Euro	571,000	Deutsche Bank AG	07/23/14	(19,961)
171

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,318,666	Euro	997,000	Deutsche Bank AG	07/25/14	$(26,271)
Japanese Yen	47,210,000	U.S. Dollar	468,121	Deutsche Bank AG	08/12/14	(5,465)
U.S. Dollar	491,320	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/14	28,664
Japanese Yen	163,635,000	U.S. Dollar	1,622,639	Deutsche Bank AG	08/19/14	(18,897)
Polish Zloty	11,489,000	Euro	2,659,491	Deutsche Bank AG	08/19/14	9,570
U.S. Dollar	1,667,074	Japanese Yen	163,635,000	Deutsche Bank AG	08/19/14	63,333
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	4,072,495	Deutsche Bank AG	08/21/14	(250,372)
Japanese Yen	72,553,000	U.S. Dollar	719,486	Deutsche Bank AG	08/25/14	(8,367)
U.S. Dollar	746,538	Japanese Yen	72,553,000	Deutsche Bank AG	08/25/14	35,418
Japanese Yen	121,842,000	U.S. Dollar	1,208,330	Deutsche Bank AG	08/27/14	(14,084)
U.S. Dollar	1,234,468	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/14	40,222
U.S. Dollar	308,464	Euro	230,990	Deutsche Bank AG	08/29/14	(3,174)
U.S. Dollar	157,592	Euro	119,000	Deutsche Bank AG	09/03/14	(2,959)
U.S. Dollar	345,642	Euro	261,000	Deutsche Bank AG	09/03/14	(6,490)
U.S. Dollar	713,754	Euro	540,850	Deutsche Bank AG	09/05/14	(15,947)
U.S. Dollar	2,333,731	Euro	1,720,000	Deutsche Bank AG	09/23/14	13,003
U.S. Dollar	1,079,540	Euro	800,000	Deutsche Bank AG	09/26/14	121
Malaysian Ringgit	1,980,000	U.S. Dollar	614,811	Deutsche Bank AG	10/24/14	(31,737)
U.S. Dollar	944,615	Euro	684,003	Deutsche Bank AG	10/31/14	21,593
U.S. Dollar	63,154	Euro	45,895	Deutsche Bank AG	11/03/14	1,221
Japanese Yen	425,263,000	U.S. Dollar	4,220,973	Deutsche Bank AG	11/14/14	(49,046)
U.S. Dollar	4,280,539	Japanese Yen	425,263,000	Deutsche Bank AG	11/14/14	108,612
U.S. Dollar	247,584	Euro	184,184	Deutsche Bank AG	11/17/14	(978)
Malaysian Ringgit	2,056,560	U.S. Dollar	631,098	Deutsche Bank AG	11/19/14	(26,301)
U.S. Dollar	68,367	Euro	50,759	Deutsche Bank AG	11/19/14	(134)
U.S. Dollar	1,431,172	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/14	27,643
U.S. Dollar	907,622	Euro	670,000	Deutsche Bank AG	12/04/14	3,381
U.S. Dollar	119,042	Japanese Yen	12,210,000	Deutsche Bank AG	12/22/14	(791)
Malaysian Ringgit	1,633,900	U.S. Dollar	486,961	Deutsche Bank AG	01/08/15	(7,713)
U.S. Dollar	1,328,522	Euro	971,000	Deutsche Bank AG	01/16/15	17,834
U.S. Dollar	346,509	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/14	31,695
U.S. Dollar	224,064	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/14	19,919
U.S. Dollar	2,962,787	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/19/14	274,502
U.S. Dollar	2,114,988	Euro	1,580,000	Goldman Sachs Group, Inc.	02/21/14	(15,971)
U.S. Dollar	206,549	Euro	157,000	Goldman Sachs Group, Inc.	05/07/14	(5,209)
U.S. Dollar	284,170	Euro	216,000	Goldman Sachs Group, Inc.	05/07/14	(7,167)
U.S. Dollar	333,951	Euro	255,000	Goldman Sachs Group, Inc.	05/08/14	(9,989)
U.S. Dollar	207,421	Euro	157,000	Goldman Sachs Group, Inc.	05/12/14	(4,340)
U.S. Dollar	1,206,245	Euro	902,000	Goldman Sachs Group, Inc.	05/13/14	(10,367)
U.S. Dollar	675,844	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/14	20,479
U.S. Dollar	390,021	Euro	301,000	Goldman Sachs Group, Inc.	05/20/14	(15,972)
U.S. Dollar	568,834	Euro	439,000	Goldman Sachs Group, Inc.	05/20/14	(23,294)
U.S. Dollar	1,318,565	Euro	996,000	Goldman Sachs Group, Inc.	07/25/14	(25,024)
U.S. Dollar	635,949	Euro	475,000	Goldman Sachs Group, Inc.	08/12/14	(4,855)
U.S. Dollar	156,647	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/15	(2,828)
U.S. Dollar	1,569,819	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/15	(23,519)
Singapore Dollar	1,468,000	U.S. Dollar	1,186,646	HSBC Holdings Plc	02/07/14	(36,851)
U.S. Dollar	2,509,962	Euro	1,856,000	HSBC Holdings Plc	02/10/14	6,759
Indian Rupee	7,436,000	U.S. Dollar	115,571	HSBC Holdings Plc	02/12/14	3,056
U.S. Dollar	4,444,265	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/14	398,156
Indian Rupee	18,770,000	U.S. Dollar	288,612	HSBC Holdings Plc	02/13/14	10,768
172

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Holdings Plc	02/18/14	$(6,825)
U.S. Dollar	548,529	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/14	46,765
Indian Rupee	42,596,000	U.S. Dollar	664,037	HSBC Holdings Plc	02/27/14	13,503
Indian Rupee	42,909,500	U.S. Dollar	662,490	HSBC Holdings Plc	03/03/14	19,435
U.S. Dollar	596,376	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/14	64,835
Mexican Peso	50,041,430	U.S. Dollar	3,809,198	HSBC Holdings Plc	03/10/14	(78,675)
U.S. Dollar	375,840	Euro	288,000	HSBC Holdings Plc	03/10/14	(12,589)
Singapore Dollar	2,488,300	U.S. Dollar	1,995,109	HSBC Holdings Plc	03/14/14	(46,174)
Japanese Yen	916,524,148	U.S. Dollar	9,354,578	HSBC Holdings Plc	03/19/14	(381,970)
Singapore Dollar	2,091,000	U.S. Dollar	1,676,085	HSBC Holdings Plc	03/19/14	(38,333)
U.S. Dollar	9,570,055	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/14	597,447
Indian Rupee	43,702,000	U.S. Dollar	689,959	HSBC Holdings Plc	04/07/14	(2,350)
U.S. Dollar	2,440,556	Euro	1,864,543	HSBC Holdings Plc	04/16/14	(74,238)
Indian Rupee	31,983,000	U.S. Dollar	499,855	HSBC Holdings Plc	04/29/14	652
U.S. Dollar	2,881,527	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/14	86,988
U.S. Dollar	4,330,935	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/14	227,352
Singapore Dollar	1,574,000	U.S. Dollar	1,250,199	HSBC Holdings Plc	06/20/14	(17,226)
U.S. Dollar	3,943,154	Euro	2,975,000	HSBC Holdings Plc	08/04/14	(70,190)
Singapore Dollar	864,000	U.S. Dollar	681,603	HSBC Holdings Plc	08/19/14	(4,731)
U.S. Dollar	3,170,021	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/14	156,343
U.S. Dollar	1,495,097	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/14	67,928
Mexican Peso	102,610,000	U.S. Dollar	7,696,808	HSBC Holdings Plc	08/27/14	(152,281)
U.S. Dollar	2,375,774	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/14	77,711
U.S. Dollar	3,073,222	Euro	2,263,000	HSBC Holdings Plc	10/20/14	19,557
Malaysian Ringgit	2,647,000	U.S. Dollar	825,331	HSBC Holdings Plc	10/22/14	(45,754)
Malaysian Ringgit	1,321,026	U.S. Dollar	407,976	HSBC Holdings Plc	10/24/14	(18,957)
U.S. Dollar	711,339	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/14	23,284
Malaysian Ringgit	1,244,000	U.S. Dollar	382,064	HSBC Holdings Plc	11/20/14	(16,245)
U.S. Dollar	374,382	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/14	8,142
Brazil Real	6,320,000	U.S. Dollar	2,564,935	HSBC Holdings Plc	11/21/14	(140,891)
U.S. Dollar	2,540,704	Brazil Real	6,320,000	HSBC Holdings Plc	11/21/14	116,660
U.S. Dollar	983,464	Euro	720,487	HSBC Holdings Plc	12/09/14	11,067
U.S. Dollar	119,055	Japanese Yen	12,230,000	HSBC Holdings Plc	12/22/14	(975)
U.S. Dollar	944,423	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/15	(19,804)
U.S. Dollar	1,951,399	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/15	(9,376)
Swedish Krona	352,305,000	Euro	40,000,000	JPMorgan Chase & Co.	02/03/14	(175,313)
U.S. Dollar	20,711	Swedish Krona	133,800	JPMorgan Chase & Co.	02/03/14	289
Malaysian Ringgit	3,515,000	U.S. Dollar	1,116,405	JPMorgan Chase & Co.	02/04/14	(65,360)
U.S. Dollar	1,058,703	Malaysian Ringgit	3,515,000	JPMorgan Chase & Co.	02/04/14	7,659
Japanese Yen	413,149,000	U.S. Dollar	4,188,708	JPMorgan Chase & Co.	02/12/14	(144,762)
U.S. Dollar	4,444,226	Japanese Yen	413,149,000	JPMorgan Chase & Co.	02/12/14	400,280
Indian Rupee	85,104,600	U.S. Dollar	1,309,392	JPMorgan Chase & Co.	02/13/14	48,017
Japanese Yen	274,200,000	U.S. Dollar	2,779,992	JPMorgan Chase & Co.	02/13/14	(96,082)
U.S. Dollar	1,318,633	Indian Rupee	85,104,600	JPMorgan Chase & Co.	02/13/14	(38,776)
U.S. Dollar	2,962,819	Japanese Yen	274,200,000	JPMorgan Chase & Co.	02/13/14	278,909
Indian Rupee	46,822,000	U.S. Dollar	714,572	JPMorgan Chase & Co.	02/18/14	31,502
Japanese Yen	313,090,000	U.S. Dollar	3,174,382	JPMorgan Chase & Co.	02/18/14	(109,747)
U.S. Dollar	724,574	Indian Rupee	46,822,000	JPMorgan Chase & Co.	02/18/14	(21,500)
U.S. Dollar	2,962,783	Japanese Yen	274,330,000	JPMorgan Chase & Co.	02/18/14	277,544
U.S. Dollar	416,438	Japanese Yen	38,760,000	JPMorgan Chase & Co.	02/18/14	37,042
U.S. Dollar	2,130,080	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	(18,413)
U.S. Dollar	2,127,945	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	(20,547)
173

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	158,600,000	U.S. Dollar	2,465,221	JPMorgan Chase & Co.	02/20/14	$60,962
U.S. Dollar	2,452,830	Indian Rupee	158,600,000	JPMorgan Chase & Co.	02/20/14	(73,353)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,772	JPMorgan Chase & Co.	02/21/14	(21,724)
U.S. Dollar	173,824	Chilean Unidad de Fomento	91,400,000	JPMorgan Chase & Co.	02/21/14	9,776
Chilean Unidad de Fomento	1,619,200,000	U.S. Dollar	3,284,714	JPMorgan Chase & Co.	02/24/14	(379,640)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	408,240
U.S. Dollar	3,078,737	Chilean Unidad de Fomento	1,619,200,000	JPMorgan Chase & Co.	02/24/14	173,662
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	(1,140,142)
Japanese Yen	51,300,000	U.S. Dollar	520,148	JPMorgan Chase & Co.	02/25/14	(17,990)
Malaysian Ringgit	171,210,010	U.S. Dollar	52,937,524	JPMorgan Chase & Co.	02/25/14	(1,822,414)
U.S. Dollar	553,383	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/14	51,226
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	126,150	JPMorgan Chase & Co.	02/28/14	(14,253)
Indian Rupee	7,899,500	U.S. Dollar	123,070	JPMorgan Chase & Co.	02/28/14	2,556
Indian Rupee	7,899,500	U.S. Dollar	123,256	JPMorgan Chase & Co.	02/28/14	2,370
U.S. Dollar	118,591	Chilean Unidad de Fomento	62,400,000	JPMorgan Chase & Co.	02/28/14	6,694
U.S. Dollar	121,906	Indian Rupee	7,899,500	JPMorgan Chase & Co.	02/28/14	(3,721)
Japanese Yen	54,300,000	U.S. Dollar	550,592	JPMorgan Chase & Co.	03/03/14	(19,055)
U.S. Dollar	597,123	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/03/14	65,586
U.S. Dollar	36,669,733	Euro	27,004,537	JPMorgan Chase & Co.	03/05/14	248,437
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	154,461
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	209,368
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	(1,125,981)
U.S. Dollar	31,124,067	Euro	22,583,620	JPMorgan Chase & Co.	03/12/14	665,221
U.S. Dollar	29,729,454	Japanese Yen	3,050,685,000	JPMorgan Chase & Co.	03/12/14	(134,987)
Singapore Dollar	2,807,550	U.S. Dollar	2,246,040	JPMorgan Chase & Co.	03/13/14	(47,055)
U.S. Dollar	15,744,367	Euro	11,944,925	JPMorgan Chase & Co.	03/13/14	(365,928)
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	496,040
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	(887,583)
Hungary Forint	265,221,440	Euro	840,729	JPMorgan Chase & Co.	03/19/14	8,008
Singapore Dollar	1,300,000	U.S. Dollar	1,014,642	JPMorgan Chase & Co.	03/19/14	3,568
U.S. Dollar	1,040,316	Singapore Dollar	1,300,000	JPMorgan Chase & Co.	03/19/14	22,106
Euro	1,477,747	Hungarian Forint	443,723,000	JPMorgan Chase & Co.	03/20/14	82,752
Hungary Forint	443,723,000	Euro	1,401,216	JPMorgan Chase & Co.	03/20/14	20,466
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	186,451	JPMorgan Chase & Co.	03/21/14	(21,515)
Euro	1,469,716	Hungarian Forint	441,341,000	JPMorgan Chase & Co.	03/21/14	82,320
Hungary Forint	441,341,000	Euro	1,401,216	JPMorgan Chase & Co.	03/21/14	10,068
U.S. Dollar	174,820	Chilean Unidad de Fomento	92,200,000	JPMorgan Chase & Co.	03/21/14	9,883
U.S. Dollar	21,252,855	Euro	15,571,340	JPMorgan Chase & Co.	04/07/14	251,253
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	74,367
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	98,785
U.S. Dollar	265,976	Euro	203,185	JPMorgan Chase & Co.	04/22/14	(8,070)
Mexican Peso	63,915,000	U.S. Dollar	4,768,431	JPMorgan Chase & Co.	04/23/14	(20,316)

174

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,217,214	JPMorgan Chase & Co.	04/28/14	$(140,019)
U.S. Dollar	1,141,842	Chilean Unidad de Fomento	604,651,000	JPMorgan Chase & Co.	04/28/14	64,647
Euro	40,000,000	Swedish Krona	352,808,320	JPMorgan Chase & Co.	04/30/14	177,038
Japanese Yen	191,300,000	U.S. Dollar	1,941,592	JPMorgan Chase & Co.	06/09/14	(67,792)
U.S. Dollar	1,921,358	Japanese Yen	191,300,000	JPMorgan Chase & Co.	06/09/14	47,558
U.S. Dollar	2,887,300	Japanese Yen	284,100,000	JPMorgan Chase & Co.	06/10/14	104,496
Japanese Yen	388,140,000	U.S. Dollar	3,939,489	JPMorgan Chase & Co.	06/11/14	(137,571)
U.S. Dollar	4,042,131	Japanese Yen	388,140,000	JPMorgan Chase & Co.	06/11/14	240,213
Japanese Yen	163,700,000	U.S. Dollar	1,661,597	JPMorgan Chase & Co.	06/17/14	(58,053)
U.S. Dollar	1,732,550	Japanese Yen	163,700,000	JPMorgan Chase & Co.	06/17/14	129,006
Malaysian Ringgit	2,115,000	U.S. Dollar	626,555	JPMorgan Chase & Co.	07/31/14	(941)
Singapore Dollar	6,427,600	U.S. Dollar	5,092,378	JPMorgan Chase & Co.	07/31/14	(57,040)
U.S. Dollar	3,955,009	Euro	2,975,000	JPMorgan Chase & Co.	07/31/14	(58,279)
U.S. Dollar	5,145,373	Singapore Dollar	6,427,600	JPMorgan Chase & Co.	07/31/14	110,034
U.S. Dollar	2,124,658	Euro	1,606,300	JPMorgan Chase & Co.	08/06/14	(42,294)
U.S. Dollar	2,109,686	Euro	1,584,300	JPMorgan Chase & Co.	08/11/14	(27,624)
U.S. Dollar	2,153,697	Euro	1,612,000	JPMorgan Chase & Co.	08/20/14	(21,051)
U.S. Dollar	1,522,820	Japanese Yen	148,060,000	JPMorgan Chase & Co.	08/20/14	71,709
U.S. Dollar	757,060	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/14	35,983
U.S. Dollar	1,489,021	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/14	54,348
U.S. Dollar	985,922	Euro	737,287	JPMorgan Chase & Co.	08/27/14	(8,775)
U.S. Dollar	1,143,711	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/14	38,806
U.S. Dollar	748,391	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/29/14	35,632
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(268,445)
Euro	1,432,837	Hungarian Forint	435,568,000	JPMorgan Chase & Co.	09/23/14	84,384
Hungary Forint	435,568,000	Euro	1,436,807	JPMorgan Chase & Co.	09/23/14	(89,741)
Hungary Forint	348,678,000	Euro	1,138,578	JPMorgan Chase & Co.	09/25/14	(56,407)
Malaysian Ringgit	8,059,000	U.S. Dollar	2,491,113	JPMorgan Chase & Co.	10/20/14	(117,384)
Malaysian Ringgit	1,586,000	U.S. Dollar	495,935	JPMorgan Chase & Co.	10/31/14	(29,057)
U.S. Dollar	196,398	Euro	147,287	JPMorgan Chase & Co.	11/12/14	(2,366)
U.S. Dollar	244,979	Euro	180,987	JPMorgan Chase & Co.	11/20/14	730
U.S. Dollar	572,102	Japanese Yen	57,068,000	JPMorgan Chase & Co.	11/20/14	12,214
U.S. Dollar	788,980	Euro	572,000	JPMorgan Chase & Co.	12/15/14	16,968
Malaysian Ringgit	334,000	U.S. Dollar	100,636	JPMorgan Chase & Co.	01/16/15	(2,709)
Malaysian Ringgit	3,515,000	U.S. Dollar	1,038,742	JPMorgan Chase & Co.	02/04/15	(9,229)
Norwegian Krone	202,663,050	U.S. Dollar	33,035,387	Macquarie Securities Group	02/25/14	(778,622)
U.S. Dollar	10,000,000	Japanese Yen	1,015,427,000	Macquarie Securities Group	02/28/14	60,222
U.S. Dollar	20,055,652	Euro	14,747,888	Macquarie Securities Group	04/22/14	164,386
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	453,707	Morgan Stanley	02/14/14	(50,780)
U.S. Dollar	426,002	Chilean Unidad de Fomento	224,290,000	Morgan Stanley	02/14/14	23,075
Chilean Unidad de Fomento	110,250,000	U.S. Dollar	223,020	Morgan Stanley	02/24/14	(25,216)
U.S. Dollar	209,203	Chilean Unidad de Fomento	110,250,000	Morgan Stanley	02/24/14	11,399
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	474,679	Morgan Stanley	02/26/14	(53,523)
175

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	445,118	Chilean Unidad de Fomento	234,800,000	Morgan Stanley	02/26/14	$23,962
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	200,000	Morgan Stanley	03/10/14	(22,678)
U.S. Dollar	187,500	Chilean Unidad de Fomento	99,000,000	Morgan Stanley	03/10/14	10,178
U.S. Dollar	1,066,308	Euro	816,000	Morgan Stanley	03/10/14	(34,242)
Japanese Yen	198,800,000	U.S. Dollar	1,968,219	Morgan Stanley	03/19/14	(22,003)
U.S. Dollar	2,078,085	Japanese Yen	198,800,000	Morgan Stanley	03/19/14	131,868
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,177,328	Morgan Stanley	04/14/14	(277,100)
U.S. Dollar	2,009,509	Chilean Unidad de Fomento	1,065,040,000	Morgan Stanley	04/14/14	109,281
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,937,428	Morgan Stanley	04/21/14	(236,091)
U.S. Dollar	1,799,849	Chilean Unidad de Fomento	954,280,000	Morgan Stanley	04/21/14	98,512
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	205,680	Morgan Stanley	05/12/14	(25,286)
U.S. Dollar	190,853	Chilean Unidad de Fomento	101,400,000	Morgan Stanley	05/12/14	10,459
Polish Zloty	4,031,000	Euro	944,437	Morgan Stanley	05/27/14	(4,773)
U.S. Dollar	894,346	Euro	686,000	Morgan Stanley	06/05/14	(30,966)
Swedish Krona	16,704,832	Euro	1,902,186	Morgan Stanley	07/16/14	(23,112)
Swedish Krona	19,932,831	Euro	2,288,762	Morgan Stanley	07/22/14	(53,549)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	319,556	Morgan Stanley	07/31/14	(19,563)
U.S. Dollar	317,438	Chilean Unidad de Fomento	170,020,000	Morgan Stanley	07/31/14	17,445
Singapore Dollar	5,152,240	U.S. Dollar	4,063,281	Morgan Stanley	08/01/14	(27,044)
U.S. Dollar	4,117,214	Singapore Dollar	5,152,240	Morgan Stanley	08/01/14	80,977
Australian Dollar	4,488,527	U.S. Dollar	3,930,266	Morgan Stanley	08/08/14	(51,680)
U.S. Dollar	4,241,658	Australian Dollar	4,488,527	Morgan Stanley	08/08/14	363,072
U.S. Dollar	534,777	Euro	403,000	Morgan Stanley	08/15/14	(8,900)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	159,667	Morgan Stanley	08/20/14	(10,035)
U.S. Dollar	158,319	Chilean Unidad de Fomento	84,970,000	Morgan Stanley	08/20/14	8,687
Japanese Yen	807,305,000	U.S. Dollar	8,008,184	Morgan Stanley	11/13/14	(88,426)
U.S. Dollar	8,124,560	Japanese Yen	807,305,000	Morgan Stanley	11/13/14	204,802
Japanese Yen	57,800,000	U.S. Dollar	573,356	Morgan Stanley	11/14/14	(6,325)
U.S. Dollar	581,700	Japanese Yen	57,800,000	Morgan Stanley	11/14/14	14,668
U.S. Dollar	542,351	Euro	403,000	Morgan Stanley	11/17/14	(1,508)
U.S. Dollar	754,594	Japanese Yen	78,840,000	Standard & Poors Securities	01/14/15	(19,370)
U.S. Dollar	322,388	Japanese Yen	31,954,500	Standard Chartered Bank	11/17/14	8,897
U.S. Dollar	1,238,743	Japanese Yen	127,990,000	Standard Chartered Bank	01/16/15	(17,750)
Euro	40,000,000	Swedish Krona	352,171,200	UBS AG	02/03/14	195,739
Euro	2,177,000	U.S. Dollar	2,944,719	UBS AG	02/10/14	(8,581)
U.S. Dollar	2,947,484	Euro	2,177,000	UBS AG	02/10/14	11,346
Euro	1,825,000	U.S. Dollar	2,468,623	UBS AG	02/13/14	(7,230)
U.S. Dollar	2,447,872	Euro	1,825,000	UBS AG	02/13/14	(13,521)
176

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Hungary Forint	1,104,500,000	U.S. Dollar	5,000,000	UBS AG	02/20/14	$(234,864)
Polish Zloty	31,055,100	U.S. Dollar	10,000,000	UBS AG	02/20/14	(159,844)
Euro	1,675,590	U.S. Dollar	2,266,571	UBS AG	02/26/14	(6,688)
U.S. Dollar	15,000,000	Euro	11,090,548	UBS AG	02/26/14	42,082
U.S. Dollar	5,000,000	Euro	3,678,026	UBS AG	02/26/14	39,415
U.S. Dollar	2,239,175	Euro	1,675,590	UBS AG	02/26/14	(20,708)
U.S. Dollar	1,690,524	Japanese Yen	166,449,000	UBS AG	02/26/14	61,207
Euro	590,886	U.S. Dollar	799,297	UBS AG	02/28/14	(2,364)
U.S. Dollar	10,000,000	Canadian Dollar	10,614,900	UBS AG	02/28/14	475,044
U.S. Dollar	791,350	Euro	590,886	UBS AG	02/28/14	(5,583)
U.S. Dollar	659,197	Japanese Yen	60,600,000	UBS AG	03/04/14	65,986
U.S. Dollar	9,657,932	Japanese Yen	987,398,000	UBS AG	03/10/14	(8,010)
Mexican Peso	266,335,000	U.S. Dollar	20,390,843	UBS AG	03/24/14	(559,861)
U.S. Dollar	28,362,644	Euro	20,855,804	UBS AG	04/09/14	233,650
U.S. Dollar	14,251,671	Chinese Yuan	92,100,000	UBS AG	04/14/14	(822,696)
U.S. Dollar	15,000,000	Swedish Krona	98,313,000	UBS AG	05/05/14	16,794
Euro	78,000	U.S. Dollar	105,529	UBS AG	05/12/14	(324)
U.S. Dollar	102,989	Euro	78,000	UBS AG	05/12/14	(2,216)
U.S. Dollar	505,094	Japanese Yen	50,022,000	UBS AG	05/13/14	15,216
Euro	2,334,527	Swedish Krona	20,866,000	UBS AG	06/30/14	(28,039)
Euro	1,850,000	U.S. Dollar	2,503,272	UBS AG	06/30/14	(7,777)
Swedish Krona	20,866,000	U.S. Dollar	2,355,265	UBS AG	06/30/14	65
U.S. Dollar	2,415,786	Euro	1,850,000	UBS AG	06/30/14	(79,709)
Euro	3,419,302	Swedish Krona	30,573,690	UBS AG	07/16/14	(41,518)
Swedish Krona	30,573,690	Euro	3,471,206	UBS AG	07/16/14	(28,498)
Euro	2,976,000	U.S. Dollar	4,027,272	UBS AG	08/01/14	(12,620)
U.S. Dollar	3,960,759	Euro	2,976,000	UBS AG	08/01/14	(53,893)
						$(8,818,031)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

177

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	98,633	$61,064,383
Options written	13,287	5,977,350
Options terminated in closing purchase transactions	(8,158)	(10,192,367)
Options exercised	(46,267)	(26,872,304)
Options expired	(3,420)	(1,560,697)
Contracts outstanding at January 31, 2014	54,075	$28,416,365
178

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	3,300	$8,740,042
Options written	11,374	9,380,947
Options terminated in closing purchase transactions	(6,750)	(9,687,858)
Options exercised	—	—
Options expired	(1,600)	(1,494,156)
Contracts outstanding at January 31, 2014	6,324	$6,938,975

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option When a structured option is transferred/ sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

At October 31, 2013, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$1,733,673
Large Cap Strategies Fund	92,156,861
Real Return Fund*	245,786,188

*As of October 31, 2013, the Real Return Fund had a short-term and long-term capital loss carryforward of $61,837,171 and $104,391,549, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Real Return Fund deferred qualified late-year ordinary losses of $2,052,668 which will be treated as arising on the first business day of the fiscal year ending October 31, 2014.

8.	Commitments:

Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Strategic

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Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
January 31, 2014 (Unaudited)

Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2014, Strategic Opportunities Fund had outstanding bridge loan commitments of $1,500,000. In connection with these commitments, Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	March 26, 2014

By (Signature and Title)*	/s/ Richard T. Murtagh
Richard T. Murtagh, Acting Treasurer
(Acting Principal Financial Officer)

Date	March 26, 2014

* Print the name and title of each signing officer under his or her signature.